UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02368

Name of Registrant:	Vanguard Fixed Income Securities Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	John E. Schadl, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: January 31

Date of reporting period: February 1, 2025—July 31, 2025

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Short-Term Treasury Fund Investor Shares - VFISX

Short-Term Treasury Fund Admiral™ Shares - VFIRX

High-Yield Corporate Fund Investor Shares - VWEHX

High-Yield Corporate Fund Admiral™ Shares - VWEAX

Intermediate-Term Investment-Grade Fund Investor Shares - VFICX

Intermediate-Term Investment-Grade Fund Admiral™ Shares - VFIDX

Intermediate-Term Treasury Fund Investor Shares - VFITX

Intermediate-Term Treasury Fund Admiral™ Shares - VFIUX

Long-Term Investment-Grade Fund Investor Shares - VWESX

Long-Term Investment-Grade Fund Admiral™ Shares - VWETX

Long-Term Treasury Fund Investor Shares - VUSTX

Long-Term Treasury Fund Admiral™ Shares - VUSUX

Short-Term Federal Fund Investor Shares - VSGBX

Short-Term Federal Fund Admiral™ Shares - VSGDX

Short-Term Investment-Grade Fund Investor Shares - VFSTX

Short-Term Investment-Grade Fund Admiral™ Shares - VFSUX

Short-Term Investment-Grade Fund Institutional Shares - VFSIX

Ultra-Short-Term Bond Fund Investor Shares - VUBFX

Ultra-Short-Term Bond Fund Admiral™ Shares - VUSFX

Vanguard Short-Term Treasury Fund

Investor Shares (VFISX)

Semi-Annual Shareholder Report | July 31, 2025

This semi-annual shareholder report contains important information about Vanguard Short-Term Treasury Fund (the "Fund") for the period of February 1, 2025, to July 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of July 31, 2025)

Fund Net Assets (in millions)	$5,850
Number of Portfolio Holdings	206
Portfolio Turnover Rate	139%

Portfolio Composition % of Net Assets  (as of July 31, 2025)

Agency Bonds and Notes	1.5%
Asset-Backed/Commercial Mortgage-Backed Securities	1.0%
Conventional Mortgage-Backed Securities	11.5%
U.S. Government Securities	81.7%
Conventional Mortgage-Backed Securities-Liability for Sale Commitments	(2.0%)
Other Assets and Liabilities—NetFootnote Reference	6.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR32

Vanguard Short-Term Treasury Fund

Admiral™ Shares (VFIRX)

Semi-Annual Shareholder Report | July 31, 2025

This semi-annual shareholder report contains important information about Vanguard Short-Term Treasury Fund (the "Fund") for the period of February 1, 2025, to July 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of July 31, 2025)

Fund Net Assets (in millions)	$5,850
Number of Portfolio Holdings	206
Portfolio Turnover Rate	139%

Portfolio Composition % of Net Assets  (as of July 31, 2025)

Agency Bonds and Notes	1.5%
Asset-Backed/Commercial Mortgage-Backed Securities	1.0%
Conventional Mortgage-Backed Securities	11.5%
U.S. Government Securities	81.7%
Conventional Mortgage-Backed Securities-Liability for Sale Commitments	(2.0%)
Other Assets and Liabilities—NetFootnote Reference	6.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR532

Vanguard High-Yield Corporate Fund

Investor Shares (VWEHX)

Semi-Annual Shareholder Report | July 31, 2025

This semi-annual shareholder report contains important information about Vanguard High-Yield Corporate Fund (the "Fund") for the period of February 1, 2025, to July 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$11	0.22%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of July 31, 2025)

Fund Net Assets (in millions)	$24,995
Number of Portfolio Holdings	1,004
Portfolio Turnover Rate	24%

Portfolio Composition % of Net Assets  (as of July 31, 2025)

Communications	13.1%
Consumer Discretionary	15.3%
Consumer Staples	3.7%
Energy	10.4%
Financials	9.7%
Health Care	7.4%
Industrials	7.5%
Materials	9.9%
Real Estate	1.9%
Technology	6.3%
Utilities	1.8%
Other	9.4%
Other Assets and Liabilities—NetFootnote Reference	3.6%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR29

Vanguard High-Yield Corporate Fund

Admiral™ Shares (VWEAX)

Semi-Annual Shareholder Report | July 31, 2025

This semi-annual shareholder report contains important information about Vanguard High-Yield Corporate Fund (the "Fund") for the period of February 1, 2025, to July 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$6	0.12%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of July 31, 2025)

Fund Net Assets (in millions)	$24,995
Number of Portfolio Holdings	1,004
Portfolio Turnover Rate	24%

Portfolio Composition % of Net Assets  (as of July 31, 2025)

Communications	13.1%
Consumer Discretionary	15.3%
Consumer Staples	3.7%
Energy	10.4%
Financials	9.7%
Health Care	7.4%
Industrials	7.5%
Materials	9.9%
Real Estate	1.9%
Technology	6.3%
Utilities	1.8%
Other	9.4%
Other Assets and Liabilities—NetFootnote Reference	3.6%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR529

Vanguard Intermediate-Term Investment-Grade Fund

Investor Shares (VFICX)

Semi-Annual Shareholder Report | July 31, 2025

This semi-annual shareholder report contains important information about Vanguard Intermediate-Term Investment-Grade Fund (the "Fund") for the period of February 1, 2025, to July 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of July 31, 2025)

Fund Net Assets (in millions)	$36,637
Number of Portfolio Holdings	1,740
Portfolio Turnover Rate	33%

Portfolio Composition % of Net Assets  (as of July 31, 2025)

Communications	5.5%
Consumer Discretionary	3.5%
Consumer Staples	4.8%
Energy	6.9%
Financials	31.2%
Health Care	7.7%
Industrials	4.8%
Materials	2.6%
Real Estate	4.2%
Technology	5.4%
Utilities	8.6%
Other	13.3%
Other Assets and Liabilities—NetFootnote Reference	1.5%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR71

Vanguard Intermediate-Term Investment-Grade Fund

Admiral™ Shares (VFIDX)

Semi-Annual Shareholder Report | July 31, 2025

This semi-annual shareholder report contains important information about Vanguard Intermediate-Term Investment-Grade Fund (the "Fund") for the period of February 1, 2025, to July 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of July 31, 2025)

Fund Net Assets (in millions)	$36,637
Number of Portfolio Holdings	1,740
Portfolio Turnover Rate	33%

Portfolio Composition % of Net Assets  (as of July 31, 2025)

Communications	5.5%
Consumer Discretionary	3.5%
Consumer Staples	4.8%
Energy	6.9%
Financials	31.2%
Health Care	7.7%
Industrials	4.8%
Materials	2.6%
Real Estate	4.2%
Technology	5.4%
Utilities	8.6%
Other	13.3%
Other Assets and Liabilities—NetFootnote Reference	1.5%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR571

Vanguard Intermediate-Term Treasury Fund

Investor Shares (VFITX)

Semi-Annual Shareholder Report | July 31, 2025

This semi-annual shareholder report contains important information about Vanguard Intermediate-Term Treasury Fund (the "Fund") for the period of February 1, 2025, to July 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of July 31, 2025)

Fund Net Assets (in millions)	$7,013
Number of Portfolio Holdings	159
Portfolio Turnover Rate	67%

Portfolio Composition % of Net Assets  (as of July 31, 2025)

Agency Bonds and Notes	5.6%
Asset-Backed/Commercial Mortgage-Backed Securities	1.0%
Conventional Mortgage-Backed Securities	2.8%
Nonconventional Mortgage-Backed Securities	2.9%
U.S. Government Securities	82.6%
Conventional Mortgage-Backed Securities-Liability for Sale Commitments	(2.0%)
Other Assets and Liabilities—NetFootnote Reference	7.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR35

Vanguard Intermediate-Term Treasury Fund

Admiral™ Shares (VFIUX)

Semi-Annual Shareholder Report | July 31, 2025

This semi-annual shareholder report contains important information about Vanguard Intermediate-Term Treasury Fund (the "Fund") for the period of February 1, 2025, to July 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of July 31, 2025)

Fund Net Assets (in millions)	$7,013
Number of Portfolio Holdings	159
Portfolio Turnover Rate	67%

Portfolio Composition % of Net Assets  (as of July 31, 2025)

Agency Bonds and Notes	5.6%
Asset-Backed/Commercial Mortgage-Backed Securities	1.0%
Conventional Mortgage-Backed Securities	2.8%
Nonconventional Mortgage-Backed Securities	2.9%
U.S. Government Securities	82.6%
Conventional Mortgage-Backed Securities-Liability for Sale Commitments	(2.0%)
Other Assets and Liabilities—NetFootnote Reference	7.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR535

Vanguard Long-Term Investment-Grade Fund

Investor Shares (VWESX)

Semi-Annual Shareholder Report | July 31, 2025

This semi-annual shareholder report contains important information about Vanguard Long-Term Investment-Grade Fund (the "Fund") for the period of February 1, 2025, to July 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$11	0.21%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of July 31, 2025)

Fund Net Assets (in millions)	$11,240
Number of Portfolio Holdings	1,384
Portfolio Turnover Rate	30%

Portfolio Composition % of Net Assets  (as of July 31, 2025)

Communications	7.0%
Consumer Discretionary	3.5%
Consumer Staples	5.7%
Energy	5.5%
Financials	16.5%
Health Care	12.4%
Industrials	6.5%
Materials	1.2%
Real Estate	0.6%
Technology	7.0%
Utilities	14.6%
Other	16.7%
Other Assets and Liabilities—NetFootnote Reference	2.8%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR28

Vanguard Long-Term Investment-Grade Fund

Admiral™ Shares (VWETX)

Semi-Annual Shareholder Report | July 31, 2025

This semi-annual shareholder report contains important information about Vanguard Long-Term Investment-Grade Fund (the "Fund") for the period of February 1, 2025, to July 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of July 31, 2025)

Fund Net Assets (in millions)	$11,240
Number of Portfolio Holdings	1,384
Portfolio Turnover Rate	30%

Portfolio Composition % of Net Assets  (as of July 31, 2025)

Communications	7.0%
Consumer Discretionary	3.5%
Consumer Staples	5.7%
Energy	5.5%
Financials	16.5%
Health Care	12.4%
Industrials	6.5%
Materials	1.2%
Real Estate	0.6%
Technology	7.0%
Utilities	14.6%
Other	16.7%
Other Assets and Liabilities—NetFootnote Reference	2.8%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR568

Vanguard Long-Term Treasury Fund

Investor Shares (VUSTX)

Semi-Annual Shareholder Report | July 31, 2025

This semi-annual shareholder report contains important information about Vanguard Long-Term Treasury Fund (the "Fund") for the period of February 1, 2025, to July 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of July 31, 2025)

Fund Net Assets (in millions)	$2,905
Number of Portfolio Holdings	156
Portfolio Turnover Rate	154%

Portfolio Composition % of Net Assets  (as of July 31, 2025)

Agency Bonds and Notes	4.6%
Conventional Mortgage-Backed Securities	5.6%
Nonconventional Mortgage-Backed Securities	1.5%
U.S. Government Securities	85.1%
Conventional Mortgage-Backed Securities-Liability for Sale Commitments	(3.7%)
Other Assets and Liabilities—NetFootnote Reference	6.9%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR83

Vanguard Long-Term Treasury Fund

Admiral™ Shares (VUSUX)

Semi-Annual Shareholder Report | July 31, 2025

This semi-annual shareholder report contains important information about Vanguard Long-Term Treasury Fund (the "Fund") for the period of February 1, 2025, to July 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of July 31, 2025)

Fund Net Assets (in millions)	$2,905
Number of Portfolio Holdings	156
Portfolio Turnover Rate	154%

Portfolio Composition % of Net Assets  (as of July 31, 2025)

Agency Bonds and Notes	4.6%
Conventional Mortgage-Backed Securities	5.6%
Nonconventional Mortgage-Backed Securities	1.5%
U.S. Government Securities	85.1%
Conventional Mortgage-Backed Securities-Liability for Sale Commitments	(3.7%)
Other Assets and Liabilities—NetFootnote Reference	6.9%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR583

Vanguard Short-Term Federal Fund

Investor Shares (VSGBX)

Semi-Annual Shareholder Report | July 31, 2025

This semi-annual shareholder report contains important information about Vanguard Short-Term Federal Fund (the "Fund") for the period of February 1, 2025, to July 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of July 31, 2025)

Fund Net Assets (in millions)	$4,368
Number of Portfolio Holdings	457
Portfolio Turnover Rate	232%

Portfolio Composition % of Net Assets  (as of July 31, 2025)

Agency Bonds and Notes	22.2%
Asset-Backed/Commercial Mortgage-Backed Securities	7.9%
Conventional Mortgage-Backed Securities	37.1%
Nonconventional Mortgage-Backed Securities	3.2%
U.S. Government Securities	22.7%
Conventional Mortgage-Backed Securities-Liability for Sale Commitments	(3.6%)
Other Assets and Liabilities—NetFootnote Reference	10.5%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR49

Vanguard Short-Term Federal Fund

Admiral™ Shares (VSGDX)

Semi-Annual Shareholder Report | July 31, 2025

This semi-annual shareholder report contains important information about Vanguard Short-Term Federal Fund (the "Fund") for the period of February 1, 2025, to July 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of July 31, 2025)

Fund Net Assets (in millions)	$4,368
Number of Portfolio Holdings	457
Portfolio Turnover Rate	232%

Portfolio Composition % of Net Assets  (as of July 31, 2025)

Agency Bonds and Notes	22.2%
Asset-Backed/Commercial Mortgage-Backed Securities	7.9%
Conventional Mortgage-Backed Securities	37.1%
Nonconventional Mortgage-Backed Securities	3.2%
U.S. Government Securities	22.7%
Conventional Mortgage-Backed Securities-Liability for Sale Commitments	(3.6%)
Other Assets and Liabilities—NetFootnote Reference	10.5%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR549

Vanguard Short-Term Investment-Grade Fund

Investor Shares (VFSTX)

Semi-Annual Shareholder Report | July 31, 2025

This semi-annual shareholder report contains important information about Vanguard Short-Term Investment-Grade Fund (the "Fund") for the period of February 1, 2025, to July 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of July 31, 2025)

Fund Net Assets (in millions)	$52,754
Number of Portfolio Holdings	2,152
Portfolio Turnover Rate	46%

Portfolio Composition % of Net Assets  (as of July 31, 2025)

Communications	4.4%
Consumer Discretionary	4.2%
Consumer Staples	5.3%
Energy	6.6%
Financials	30.0%
Health Care	8.0%
Industrials	5.5%
Materials	1.7%
Real Estate	3.1%
Technology	4.7%
Utilities	5.7%
Other	19.7%
Other Assets and Liabilities—NetFootnote Reference	1.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR39

Vanguard Short-Term Investment-Grade Fund

Admiral™ Shares (VFSUX)

Semi-Annual Shareholder Report | July 31, 2025

This semi-annual shareholder report contains important information about Vanguard Short-Term Investment-Grade Fund (the "Fund") for the period of February 1, 2025, to July 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of July 31, 2025)

Fund Net Assets (in millions)	$52,754
Number of Portfolio Holdings	2,152
Portfolio Turnover Rate	46%

Portfolio Composition % of Net Assets  (as of July 31, 2025)

Communications	4.4%
Consumer Discretionary	4.2%
Consumer Staples	5.3%
Energy	6.6%
Financials	30.0%
Health Care	8.0%
Industrials	5.5%
Materials	1.7%
Real Estate	3.1%
Technology	4.7%
Utilities	5.7%
Other	19.7%
Other Assets and Liabilities—NetFootnote Reference	1.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR539

Vanguard Short-Term Investment-Grade Fund

Institutional Shares (VFSIX)

Semi-Annual Shareholder Report | July 31, 2025

This semi-annual shareholder report contains important information about Vanguard Short-Term Investment-Grade Fund (the "Fund") for the period of February 1, 2025, to July 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4	0.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of July 31, 2025)

Fund Net Assets (in millions)	$52,754
Number of Portfolio Holdings	2,152
Portfolio Turnover Rate	46%

Portfolio Composition % of Net Assets  (as of July 31, 2025)

Communications	4.4%
Consumer Discretionary	4.2%
Consumer Staples	5.3%
Energy	6.6%
Financials	30.0%
Health Care	8.0%
Industrials	5.5%
Materials	1.7%
Real Estate	3.1%
Technology	4.7%
Utilities	5.7%
Other	19.7%
Other Assets and Liabilities—NetFootnote Reference	1.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR858

Vanguard Ultra-Short-Term Bond Fund

Investor Shares (VUBFX)

Semi-Annual Shareholder Report | July 31, 2025

This semi-annual shareholder report contains important information about Vanguard Ultra-Short-Term Bond Fund (the "Fund") for the period of February 1, 2025, to July 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of July 31, 2025)

Fund Net Assets (in millions)	$14,600
Number of Portfolio Holdings	872
Portfolio Turnover Rate	45%

Portfolio Composition % of Net Assets  (as of July 31, 2025)

Asset-Backed/Commercial Mortgage-Backed Securities	28.2%
Corporate Bonds	61.4%
Sovereign Bonds	2.6%
U.S. Government and Agency Obligations	2.9%
Other Assets and Liabilities—NetFootnote Reference	4.9%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR1492

Vanguard Ultra-Short-Term Bond Fund

Admiral™ Shares (VUSFX)

Semi-Annual Shareholder Report | July 31, 2025

This semi-annual shareholder report contains important information about Vanguard Ultra-Short-Term Bond Fund (the "Fund") for the period of February 1, 2025, to July 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of July 31, 2025)

Fund Net Assets (in millions)	$14,600
Number of Portfolio Holdings	872
Portfolio Turnover Rate	45%

Portfolio Composition % of Net Assets  (as of July 31, 2025)

Asset-Backed/Commercial Mortgage-Backed Securities	28.2%
Corporate Bonds	61.4%
Sovereign Bonds	2.6%
U.S. Government and Agency Obligations	2.9%
Other Assets and Liabilities—NetFootnote Reference	4.9%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR592

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended July 31, 2025
Vanguard U.S. Government Bond Funds
Vanguard Short-Term Treasury Fund
Vanguard Short-Term Federal Fund
Vanguard Intermediate-Term Treasury Fund
Vanguard Long-Term Treasury Fund

Contents
Short-Term Treasury Fund	1
Short-Term Federal Fund	15
Intermediate-Term Treasury Fund	27
Long-Term Treasury Fund	41

Short-Term Treasury Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (94.7%)
U.S. Government Securities (81.7%)
[1]	United States Treasury Note/Bond	4.375%	8/15/2026	78,817	78,977
	United States Treasury Note/Bond	0.750%	8/31/2026	80,500	77,610
	United States Treasury Note/Bond	1.625%	9/30/2026	70,000	68,012
	United States Treasury Note/Bond	3.500%	9/30/2026	145,175	144,120
	United States Treasury Note/Bond	1.125%	10/31/2026	170,000	163,844
	United States Treasury Note/Bond	4.125%	10/31/2026	266,151	266,109
	United States Treasury Note/Bond	4.250%	11/30/2026	278,200	278,711
	United States Treasury Note/Bond	1.500%	1/31/2027	50,000	48,158
	United States Treasury Note/Bond	4.125%	1/31/2027	72,100	72,168
	United States Treasury Note/Bond	4.125%	2/28/2027	192,800	193,094
	United States Treasury Note/Bond	0.500%	4/30/2027	28,858	27,177
	United States Treasury Note/Bond	3.750%	4/30/2027	68,000	67,734
	United States Treasury Note/Bond	4.500%	5/15/2027	213,578	215,431
	United States Treasury Note/Bond	3.875%	5/31/2027	238,085	237,666
	United States Treasury Note/Bond	4.375%	7/15/2027	49,600	49,986
[2]	United States Treasury Note/Bond	2.750%	7/31/2027	238,800	233,315
	United States Treasury Note/Bond	3.750%	8/15/2027	60,070	59,847
	United States Treasury Note/Bond	4.125%	9/30/2027	169,650	170,339
	United States Treasury Note/Bond	3.875%	10/15/2027	40,000	39,956
	United States Treasury Note/Bond	2.250%	11/15/2027	47,700	45,967
	United States Treasury Note/Bond	4.125%	11/15/2027	60,000	60,263
	United States Treasury Note/Bond	3.875%	11/30/2027	20,000	19,981
	United States Treasury Note/Bond	4.250%	1/15/2028	194,900	196,415
	United States Treasury Note/Bond	0.750%	1/31/2028	59,400	54,971
	United States Treasury Note/Bond	1.250%	3/31/2028	112,600	105,118
	United States Treasury Note/Bond	1.250%	5/31/2028	42,900	39,889
[3]	United States Treasury Note/Bond	1.250%	6/30/2028	126,700	117,574
	United States Treasury Note/Bond	2.875%	8/15/2028	58,200	56,504
	United States Treasury Note/Bond	1.125%	8/31/2028	123,889	114,017
	United States Treasury Note/Bond	4.375%	8/31/2028	82,000	83,134
	United States Treasury Note/Bond	1.250%	9/30/2028	68,632	63,270
	United States Treasury Note/Bond	4.625%	9/30/2028	65,000	66,397
	United States Treasury Note/Bond	4.375%	11/30/2028	49,100	49,817
	United States Treasury Note/Bond	1.375%	12/31/2028	108,200	99,569
	United States Treasury Note/Bond	3.750%	12/31/2028	132,000	131,350
	United States Treasury Note/Bond	4.000%	1/31/2029	60,000	60,173
	United States Treasury Note/Bond	2.375%	3/31/2029	126,500	119,898
	United States Treasury Note/Bond	4.125%	3/31/2029	159,900	161,062
	United States Treasury Note/Bond	3.250%	6/30/2029	126,200	123,154
	United States Treasury Note/Bond	4.250%	6/30/2029	101,000	102,199
	United States Treasury Note/Bond	2.625%	7/31/2029	31,000	29,535
	United States Treasury Note/Bond	3.625%	8/31/2029	58,600	57,945
	United States Treasury Note/Bond	3.500%	9/30/2029	25,000	24,592
	United States Treasury Note/Bond	4.000%	10/31/2029	30,000	30,077
	United States Treasury Note/Bond	4.250%	1/31/2030	94,200	95,378
	United States Treasury Note/Bond	3.625%	3/31/2030	20,000	19,720
	United States Treasury Note/Bond	3.500%	4/30/2030	42,000	41,183
	United States Treasury Note/Bond	3.750%	5/31/2030	20,000	19,819
	United States Treasury Note/Bond	0.625%	8/15/2030	20,000	16,974
	United States Treasury Note/Bond	4.375%	11/30/2030	49,100	49,990
	United States Treasury Note/Bond	3.750%	12/31/2030	30,000	29,634
					4,777,823
Agency Bonds and Notes (1.5%)
	Resolution Funding Corp. Principal Strip	0.000%	1/15/2030	71,700	59,565
	Resolution Funding Corp. Principal Strip	0.000%	4/15/2030	35,000	28,748
					88,313
Conventional Mortgage-Backed Securities (11.5%)
[4,5]	Fannie Mae Pool	2.625%	6/1/2026	1,000	982
[4,5]	Fannie Mae Pool	2.550%	7/1/2026	2,906	2,852
1

Short-Term Treasury Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5]	Fannie Mae Pool	2.120%	9/1/2026	5,500	5,358
[4,5]	Fannie Mae Pool	2.450%	10/1/2026	2,475	2,416
[4,5]	Fannie Mae Pool	1.160%	11/1/2026	11,300	10,840
[4,5]	Fannie Mae Pool	2.280%	11/1/2026	2,971	2,892
[4,5]	Fannie Mae Pool	2.830%	12/1/2026	5,206	5,097
[4,5]	Fannie Mae Pool	3.160%	1/1/2027	5,500	5,402
[4,5]	Fannie Mae Pool	2.220%	2/1/2027	8,997	8,709
[4,5]	Fannie Mae Pool	2.170%	3/1/2027	6,959	6,720
[4,5]	Fannie Mae Pool	3.140%	3/1/2027	5,500	5,392
[4,5]	Fannie Mae Pool	2.940%	4/1/2027	5,926	5,792
[4,5]	Fannie Mae Pool	3.290%	4/1/2027	1,100	1,080
[4,5]	Fannie Mae Pool	1.530%	5/1/2027	5,634	5,372
[4,5]	Fannie Mae Pool	2.840%	9/1/2027	8,782	8,517
[4,5]	Fannie Mae Pool	3.000%	10/1/2027	1,434	1,394
[4,5]	Fannie Mae Pool	1.120%	12/1/2027	14,900	13,873
[4,5]	Fannie Mae Pool	2.914%	1/1/2028	5,314	5,143
[4,5]	Fannie Mae Pool	1.330%	3/1/2028	44,100	40,848
[4,5]	Fannie Mae Pool	3.020%	3/1/2028	400	388
[4,5]	Fannie Mae Pool	3.050%	5/1/2028–4/1/2029	5,828	5,628
[4,5]	Fannie Mae Pool	2.680%	6/1/2028	19,600	18,757
[4,5]	Fannie Mae Pool	4.700%	7/1/2028–1/1/2030	9,290	9,412
[4,5]	Fannie Mae Pool	4.430%	8/1/2028	1,100	1,106
[4,5]	Fannie Mae Pool	5.090%	11/1/2028	6,633	6,790
[4,5]	Fannie Mae Pool	3.840%	12/1/2028	11,100	10,938
[4,5]	Fannie Mae Pool	4.910%	12/1/2028	17,320	17,677
[4,5]	Fannie Mae Pool	3.790%	1/1/2029	6,800	6,674
[4,5]	Fannie Mae Pool	2.300%	4/1/2029	20,725	19,335
[4,5]	Fannie Mae Pool	5.080%	4/1/2029	10,488	10,713
[4,5]	Fannie Mae Pool	5.220%	6/1/2029	3,577	3,666
[4,5]	Fannie Mae Pool	5.470%	6/1/2029	3,736	3,869
[4,5]	Fannie Mae Pool	3.320%	7/1/2029	1,200	1,156
[4,5]	Fannie Mae Pool	2.140%	10/1/2029	4,335	3,983
[4,5]	Fannie Mae Pool	4.600%	11/1/2029	1,900	1,918
[4,5]	Fannie Mae Pool	4.530%	1/1/2030	4,000	4,027
[4,5]	Fannie Mae Pool	4.710%	2/1/2030	4,100	4,159
[4,5]	Fannie Mae Pool	4.105%	5/1/2030	5,100	5,046
[4,5]	Fannie Mae Pool	4.390%	5/1/2030	10,711	10,728
[4,5]	Freddie Mac Gold Pool	2.500%	4/1/2032–7/1/2033	11,072	10,571
[4,5]	Freddie Mac Pool	1.180%	5/1/2027	3,489	3,303
[4,5]	Freddie Mac Pool	1.050%	10/1/2027	12,000	11,196
[4,5]	Freddie Mac Pool	4.000%	10/1/2029–4/1/2030	17,100	16,833
[4,5]	Freddie Mac Pool	4.150%	2/1/2030	9,800	9,697
[4,5]	UMBS Pool	1.500%	11/1/2030–3/1/2032	272,161	255,047
[4,5]	UMBS Pool	2.000%	2/1/2031–10/1/2031	83,964	79,793
[4,5]	UMBS Pool	2.500%	1/1/2032–1/1/2033	1,209	1,152
					672,241
Total U.S. Government and Agency Obligations (Cost $5,520,210)					5,538,377
Asset-Backed/Commercial Mortgage-Backed Securities (1.0%)
[4,5,6]	Fannie Mae-Aces Class A2 Series 2017-M1	2.417%	10/25/2026	718	700
[4,5,6]	Fannie Mae-Aces Class A2 Series 2017-M12	3.060%	6/25/2027	1,642	1,603
[4,5,6]	Fannie Mae-Aces Class A2 Series 2017-M15	2.966%	9/25/2027	5,151	5,015
[4,5,6]	Fannie Mae-Aces Class A2 Series 2018-M8	3.303%	6/25/2028	3,500	3,412
[4,5,6]	Fannie Mae-Aces Class A2 Series 2024-M6	2.908%	7/25/2027	1,800	1,756
[4,5,6]	Freddie Mac Multiclass Certificates Class A1 Series 2021-P007	1.097%	11/25/2027	4,756	4,432
[4,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K064	3.224%	3/25/2027	5,200	5,111
[4,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K068	3.244%	8/25/2027	3,400	3,331
[4,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K071	3.286%	11/25/2027	3,500	3,425
[4,5,6]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K086	3.859%	11/25/2028	2,100	2,075
[4,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K509	4.850%	9/25/2028	8,230	8,354
[4,5,6]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K536	4.850%	1/25/2030	3,700	3,771
[4,5,6]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K539	4.410%	1/25/2030	17,600	17,633
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $60,493)					60,618
2

Short-Term Treasury Fund
			Coupon		Shares	Market Value• ($000)
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[7]	Vanguard Market Liquidity Fund (Cost $6,091)		4.367%		60,919	6,091
		Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Call Swaptions
	10-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.500% Annually	BANA	9/25/2025	3.500%	14,000	36
	10-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.500% Annually	BANA	10/1/2025	3.500%	13,900	40
						76
Put Swaptions
	10-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.900% Annually	BANA	10/1/2025	3.900%	13,900	115
	10-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.000% Annually	BANA	9/25/2025	4.000%	14,000	68
						183
Total Options Purchased (Cost $449)						259
Total Investments (95.8%) (Cost $5,587,243)						5,605,345
			Coupon	Maturity Date	Face Amount ($000)
Conventional Mortgage-Backed Securities—Liability for Sale Commitments (-2.0%)
[4,5,8]	UMBS Pool		5.000%	8/15/2054	(60,000)	(57,566)
[4,5,8]	UMBS Pool		5.500%	8/15/2054	(58,750)	(58,427)
Total Conventional Mortgage-Backed Securities—Liability for Sale Commitments (Proceeds $115,473)						(115,993)
Other Assets and Liabilities—Net (6.2%)						360,356
Net Assets (100%)						5,849,708
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $1,401 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $4,887 have been segregated as initial margin for open futures contracts.
3	Securities with a value of $304 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
8	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2025.
BANA—Bank of America, N.A.
SOFR—Secured Overnight Financing Rate.
UMBS—Uniform Mortgage-Backed Securities.
3

Short-Term Treasury Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2025	3,473	718,857	(1,091)
10-Year U.S. Treasury Note	September 2025	222	24,656	97
Long U.S. Treasury Bond	September 2025	56	6,395	95
Ultra 10-Year U.S. Treasury Note	September 2025	515	58,235	288
				(611)

Short Futures Contracts
5-Year U.S. Treasury Note	September 2025	(2,854)	(308,723)	175
Ultra Long U.S. Treasury Bond	September 2025	(30)	(3,519)	(9)
				166
				(445)

Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
2/15/2035	9/2/2025[1]	19,000	0.000[2]	(3.727)[3]	109	109
2/15/2035	9/2/2025[1]	19,000	0.000[2]	(3.660)[3]	210	210
2/15/2035	9/2/2025[1]	9,500	3.804[3]	(0.000)[2]	4	4
2/15/2035	9/2/2025[1]	9,500	3.828[3]	(0.000)[2]	21	21
2/15/2035	9/2/2025[1]	9,500	3.810[3]	(0.000)[2]	8	8
2/15/2035	9/2/2025[1]	9,000	0.000[2]	(3.807)[3]	(5)	(5)
7/16/2035	N/A	17,200	2.594[4]	(0.000)[5]	53	53
7/18/2035	N/A	17,200	2.590[4]	(0.000)[5]	47	47
9/19/2035	9/17/2025[1]	2,530	3.835[3]	(0.000)[2]	1	1
9/19/2035	9/17/2025[1]	2,530	3.841[3]	(0.000)[2]	—	—
9/19/2035	9/17/2025[1]	2,500	3.846[3]	(0.000)[2]	4	4
11/15/2052	9/30/2025[1]	5,000	4.090[3]	(0.000)[2]	16	16
11/15/2052	9/30/2025[1]	3,625	3.950[3]	(0.000)[2]	(71)	(71)
11/15/2052	9/30/2025[1]	3,625	4.043[3]	(0.000)[2]	(16)	(16)
11/15/2052	9/30/2025[1]	1,700	0.000[2]	(4.200)[3]	(36)	(36)
11/15/2052	9/30/2025[1]	1,700	0.000[2]	(4.137)[3]	(19)	(19)
					326	326
1 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid annually.
3 Interest payment received/paid annually.
4 Interest payment received/paid at maturity.
5 Zero-coupon. Based on the return of US Consumer Price Index for All Urban Consumers (USCPIU). Interest payment received/paid at maturity.

See accompanying Notes, which are an integral part of the Financial Statements.
4

Short-Term Treasury Fund
Statement of Assets and Liabilities
As of July 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $5,581,152)	5,599,254
Affiliated Issuers (Cost $6,091)	6,091
Total Investments in Securities	5,605,345
Investment in Vanguard	149
Cash	27,888
Receivables for Investment Securities Sold	525,161
Receivables for Accrued Income	36,595
Receivables for Capital Shares Issued	2,388
Variation Margin Receivable—Centrally Cleared Swap Contracts	504
Other Assets	130
Total Assets	6,198,160
Liabilities
Payables for Investment Securities Purchased	221,827
Payables for Capital Shares Redeemed	7,948
Payables for Distributions	2,293
Payables to Vanguard	278
Liability for Sale Commitments, at Value (Proceeds $115,473)	115,993
Variation Margin Payable—Futures Contracts	113
Total Liabilities	348,452
Net Assets	5,849,708
At July 31, 2025, net assets consisted of:

Paid-in Capital	6,448,381
Total Distributable Earnings (Loss)	(598,673)
Net Assets	5,849,708

Investor Shares—Net Assets
Applicable to 47,615,898 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	469,876
Net Asset Value Per Share—Investor Shares	$9.87

Admiral™ Shares—Net Assets
Applicable to 545,177,394 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,379,832
Net Asset Value Per Share—Admiral Shares	$9.87

See accompanying Notes, which are an integral part of the Financial Statements.
5

Short-Term Treasury Fund
Statement of Operations

Six Months Ended July 31, 2025
($000)
Investment Income
Income
Interest[1]	123,833
Total Income	123,833
Expenses
The Vanguard Group—Note B
Investment Advisory Services	429
Management and Administrative—Investor Shares	417
Management and Administrative—Admiral Shares	2,074
Marketing and Distribution—Investor Shares	13
Marketing and Distribution—Admiral Shares	146
Custodian Fees	12
Shareholders’ Reports and Proxy Fees—Investor Shares	4
Shareholders’ Reports and Proxy Fees—Admiral Shares	27
Trustees’ Fees and Expenses	2
Other Expenses	5
Total Expenses	3,129
Net Investment Income	120,704
Realized Net Gain (Loss)
Investment Securities Sold[1]	15,616
Futures Contracts	(7,974)
Options Purchased	7
Options Written	(73)
Swap Contracts	(1,833)
Realized Net Gain (Loss)	5,743
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	19,954
Futures Contracts	(1,244)
Options Purchased	(190)
Swap Contracts	826
Change in Unrealized Appreciation (Depreciation)	19,346
Net Increase (Decrease) in Net Assets Resulting from Operations	145,793
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $963, ($6), and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
6

Short-Term Treasury Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2025	Year Ended January 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	120,704	259,022
Realized Net Gain (Loss)	5,743	(8,566)
Change in Unrealized Appreciation (Depreciation)	19,346	(28,051)
Net Increase (Decrease) in Net Assets Resulting from Operations	145,793	222,405
Distributions
Investor Shares	(9,604)	(20,656)
Admiral Shares	(111,124)	(238,436)
Total Distributions	(120,728)	(259,092)
Capital Share Transactions
Investor Shares	(3,302)	(34,872)
Admiral Shares	(6,640)	(200,416)
Net Increase (Decrease) from Capital Share Transactions	(9,942)	(235,288)
Total Increase (Decrease)	15,123	(271,975)
Net Assets
Beginning of Period	5,834,585	6,106,560
End of Period	5,849,708	5,834,585

See accompanying Notes, which are an integral part of the Financial Statements.
7

Short-Term Treasury Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2025	Year Ended January 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.82	$9.88	$10.00	$10.54	$10.77	$10.64
Investment Operations
Net Investment Income[1]	.198	.430	.397	.215	.036	.070
Net Realized and Unrealized Gain (Loss) on Investments	.049	(.060)	(.120)	(.540)	(.207)	.286
Total from Investment Operations	.247	.370	.277	(.325)	(.171)	.356
Distributions
Dividends from Net Investment Income	(.197)	(.430)	(.397)	(.215)	(.035)	(.070)
Distributions from Realized Capital Gains	—	—	—	—	(.024)	(.156)
Total Distributions	(.197)	(.430)	(.397)	(.215)	(.059)	(.226)
Net Asset Value, End of Period	$9.87	$9.82	$9.88	$10.00	$10.54	$10.77
Total Return[2]	2.53%	3.83%	2.87%	-3.08%	-1.60%	3.35%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$470	$471	$509	$570	$582	$701
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%[3]	0.20%[3]	0.20%[3]	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	4.03%	4.38%	4.04%	2.12%	0.34%	0.64%
Portfolio Turnover Rate[4]	139%	348%	314%	284%	213%	357%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.20%.
4	Includes 5%, 15%, 23%, 27%, 4%, and 57%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.
8

Short-Term Treasury Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2025	Year Ended January 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.82	$9.88	$10.00	$10.54	$10.77	$10.64
Investment Operations
Net Investment Income[1]	.202	.440	.407	.224	.047	.079
Net Realized and Unrealized Gain (Loss) on Investments	.050	(.060)	(.120)	(.539)	(.207)	.288
Total from Investment Operations	.252	.380	.287	(.315)	(.160)	.367
Distributions
Dividends from Net Investment Income	(.202)	(.440)	(.407)	(.225)	(.046)	(.081)
Distributions from Realized Capital Gains	—	—	—	—	(.024)	(.156)
Total Distributions	(.202)	(.440)	(.407)	(.225)	(.070)	(.237)
Net Asset Value, End of Period	$9.87	$9.82	$9.88	$10.00	$10.54	$10.77
Total Return[2]	2.58%	3.94%	2.97%	-2.99%	-1.50%	3.46%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,380	$5,363	$5,598	$6,175	$6,851	$7,818
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%[3]	0.10%[3]	0.10%[3]	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	4.13%	4.48%	4.14%	2.20%	0.44%	0.73%
Portfolio Turnover Rate[4]	139%	348%	314%	284%	213%	357%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Includes 5%, 15%, 23%, 27%, 4%, and 57%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.
9

Short-Term Treasury Fund
Notes to Financial Statements
Vanguard Short-Term Treasury Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund’s sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded in the Statement of Assets and Liabilities as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded in the Statement of Assets and Liabilities as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of swaptions are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
10

Short-Term Treasury Fund
During the six months ended July 31, 2025, the fund’s average value of investments in swaptions purchased and swaptions written represented less than 1% of net assets, respectively, based on the average market values at each quarter-end during the period.
5. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended July 31, 2025, the fund’s average investments in long and short futures contracts represented 14% and 5% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
6. Swap Contracts: The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. The fund enters into inflation swap transactions to transfer inflation risk from one party to another through an exchange of cash flows. Under the terms of the swap, one party pays a fixed rate applied to a notional amount. In return, the other party pays a floating rate linked to an inflation index.
The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended July 31, 2025, the fund’s average amounts of investments in interest rate swaps represented 4% of net assets, based on the average of notional amounts at each quarter-end during the period.
7. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
8. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed
11

Short-Term Treasury Fund
amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
10. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2025, the fund had contributed to Vanguard capital in the amount of $149,000, representing less than 0.01% of the fund’s net assets and 0.06% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
12

Short-Term Treasury Fund
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	5,538,377	—	5,538,377
Asset-Backed/Commercial Mortgage-Backed Securities	—	60,618	—	60,618
Temporary Cash Investments	6,091	—	—	6,091
Options Purchased	—	259	—	259
Total	6,091	5,599,254	—	5,605,345
Liabilities
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	—	(115,993)	—	(115,993)
Derivative Financial Instruments
Assets
Futures Contracts[1]	655	—	—	655
Swap Contracts	473[1]	—	—	473
Total	1,128	—	—	1,128
Liabilities
Futures Contracts[1]	(1,100)	—	—	(1,100)
Swap Contracts	(147)[1]	—	—	(147)
Total	(1,247)	—	—	(1,247)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of July 31, 2025, gross unrealized appreciation and depreciation for investments, derivatives, and sale commitments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,588,361
Gross Unrealized Appreciation	22,121
Gross Unrealized Depreciation	(5,775)
Net Unrealized Appreciation (Depreciation)	16,346
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2025, the fund had available capital losses totaling $619,552,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended July 31, 2025, the fund purchased $8,027,477,000 of investment securities and sold $8,360,556,000 of investment securities, other than temporary cash investments.
F.	Capital share transactions for each class of shares were:

	Six Months Ended July 31, 2025		Year Ended January 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	91,207	9,234	121,384	12,351
Issued in Lieu of Cash Distributions	8,866	896	18,972	1,933
Redeemed	(103,375)	(10,467)	(175,228)	(17,850)
Net Increase (Decrease)—Investor Shares	(3,302)	(337)	(34,872)	(3,566)
Admiral Shares
Issued	776,671	78,617	1,300,485	132,237
Issued in Lieu of Cash Distributions	96,892	9,792	206,204	21,013
Redeemed	(880,203)	(89,169)	(1,707,105)	(173,927)
Net Increase (Decrease)—Admiral Shares	(6,640)	(760)	(200,416)	(20,677)
13

Short-Term Treasury Fund
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
14

Short-Term Federal Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (85.2%)
U.S. Government Securities (22.7%)
	United States Treasury Note/Bond	3.625%	5/15/2026	35,000	34,844
[1]	United States Treasury Note/Bond	4.375%	7/31/2026	215,000	215,370
	United States Treasury Note/Bond	4.125%	10/31/2026	57,700	57,691
	United States Treasury Note/Bond	4.125%	1/31/2027	167,500	167,657
	United States Treasury Note/Bond	3.875%	10/15/2027	75,000	74,918
	United States Treasury Note/Bond	3.875%	11/30/2027	43,000	42,960
	United States Treasury Note/Bond	4.250%	1/15/2028	80,000	80,622
	United States Treasury Note/Bond	1.250%	3/31/2028	80,000	74,684
[2]	United States Treasury Note/Bond	4.625%	9/30/2028	80,000	81,719
	United States Treasury Note/Bond	3.250%	6/30/2029	40,000	39,034
	United States Treasury Note/Bond	4.250%	6/30/2029	40,000	40,475
	United States Treasury Note/Bond	2.625%	7/31/2029	85,000	80,982
					990,956
Agency Bonds and Notes (22.2%)
[3]	Fannie Mae Interest Strip	0.000%	11/15/2025	8,000	7,898
[3]	Fannie Mae Principal Strip	0.000%	5/15/2030	36,600	30,055
[3]	Fannie Mae Principal Strip	0.000%	11/15/2030	7,000	5,611
	Federal Home Loan Banks	4.800%	3/6/2028	100,000	100,229
[3]	Federal Home Loan Mortgage Corp.	4.160%	8/28/2025	52,950	52,946
[3]	Federal Home Loan Mortgage Corp.	4.500%	5/19/2027	150,000	149,952
[3]	Freddie Mac Principal Strips	0.000%	3/15/2031	19,983	15,761
	Private Export Funding Corp.	4.300%	12/15/2028	34,000	34,074
	Resolution Funding Corp. Principal Strip	0.000%	1/15/2030	443,437	368,390
	Resolution Funding Corp. Principal Strip	0.000%	4/15/2030	232,107	190,644
	Tennessee Valley Authority	4.875%	5/15/2035	14,600	14,811
					970,371
Conventional Mortgage-Backed Securities (37.1%)
[3,4]	Fannie Mae Pool	2.625%	6/1/2026	800	786
[3,4]	Fannie Mae Pool	2.550%	7/1/2026	2,120	2,081
[3,4]	Fannie Mae Pool	2.340%	8/1/2026	20,000	19,559
[3,4]	Fannie Mae Pool	2.120%	9/1/2026	4,100	3,994
[3,4]	Fannie Mae Pool	2.450%	10/1/2026	1,900	1,855
[3,4]	Fannie Mae Pool	1.160%	11/1/2026	8,500	8,154
[3,4]	Fannie Mae Pool	2.280%	11/1/2026	2,311	2,250
[3,4]	Fannie Mae Pool	2.830%	12/1/2026	3,801	3,721
[3,4]	Fannie Mae Pool	3.160%	1/1/2027	4,100	4,027
[3,4]	Fannie Mae Pool	2.220%	2/1/2027	9,977	9,658
[3,4]	Fannie Mae Pool	2.170%	3/1/2027	7,754	7,488
[3,4]	Fannie Mae Pool	3.140%	3/1/2027	4,100	4,020
[3,4]	Fannie Mae Pool	2.940%	4/1/2027	4,437	4,336
[3,4]	Fannie Mae Pool	3.290%	4/1/2027	800	786
[3,4]	Fannie Mae Pool	1.530%	5/1/2027–10/1/2028	18,180	16,856
[3,4]	Fannie Mae Pool	3.000%	6/1/2027–10/1/2027	21,787	21,284
[3,4]	Fannie Mae Pool	2.870%	7/1/2027	38,200	37,113
[3,4]	Fannie Mae Pool	2.840%	9/1/2027	9,660	9,369
[3,4]	Fannie Mae Pool	1.120%	12/1/2027	16,500	15,363
[3,4]	Fannie Mae Pool	2.914%	1/1/2028	3,919	3,793
[3,4]	Fannie Mae Pool	1.330%	3/1/2028	33,000	30,566
[3,4]	Fannie Mae Pool	3.020%	3/1/2028	300	291
[3,4]	Fannie Mae Pool	3.050%	5/1/2028–4/1/2029	9,908	9,587
[3,4]	Fannie Mae Pool	2.680%	6/1/2028	14,700	14,068
[3,4]	Fannie Mae Pool	4.700%	7/1/2028–1/1/2030	6,800	6,890
[3,4]	Fannie Mae Pool	4.430%	8/1/2028	800	805
[3,4]	Fannie Mae Pool	4.650%	8/1/2028	10,400	10,520
[3,4]	Fannie Mae Pool	5.090%	11/1/2028	4,800	4,914
[3,4]	Fannie Mae Pool	3.840%	12/1/2028	8,200	8,081
[3,4]	Fannie Mae Pool	4.910%	12/1/2028	13,100	13,370
[3,4]	Fannie Mae Pool	3.790%	1/1/2029	5,000	4,908
[3,4]	Fannie Mae Pool	2.300%	4/1/2029	10,200	9,516
15

Short-Term Federal Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	Fannie Mae Pool	5.080%	4/1/2029	7,800	7,968
[3,4]	Fannie Mae Pool	5.220%	6/1/2029	2,697	2,764
[3,4]	Fannie Mae Pool	5.470%	6/1/2029	2,771	2,869
[3,4]	Fannie Mae Pool	3.320%	7/1/2029	900	867
[3,4]	Fannie Mae Pool	2.140%	10/1/2029	3,251	2,987
[3,4]	Fannie Mae Pool	4.600%	11/1/2029	1,400	1,413
[3,4]	Fannie Mae Pool	2.370%	12/1/2029	1,600	1,477
[3,4]	Fannie Mae Pool	4.480%	12/1/2029	8,354	8,398
[3,4]	Fannie Mae Pool	4.490%	12/1/2029	2,387	2,401
[3,4]	Fannie Mae Pool	4.530%	1/1/2030–5/1/2030	6,400	6,426
[3,4]	Fannie Mae Pool	4.710%	2/1/2030	3,100	3,144
[3,4]	Fannie Mae Pool	4.105%	5/1/2030	3,900	3,858
[3,4]	Fannie Mae Pool	2.920%	8/1/2032	1,016	966
[3,4]	Freddie Mac Gold Pool	3.000%	11/1/2026–8/1/2033	13,029	12,693
[3,4]	Freddie Mac Gold Pool	2.000%	3/1/2028–6/1/2030	25,725	25,037
[3,4]	Freddie Mac Gold Pool	2.500%	2/1/2031–7/1/2033	30,024	28,775
[3,4]	Freddie Mac Pool	1.180%	5/1/2027	3,788	3,586
[3,4]	Freddie Mac Pool	1.050%	10/1/2027	13,200	12,316
[3,4]	Freddie Mac Pool	4.000%	10/1/2029–4/1/2030	19,300	19,002
[3,4]	Freddie Mac Pool	4.150%	2/1/2030	7,300	7,224
[4]	Ginnie Mae I Pool	2.500%	1/15/2028–7/15/2028	6,256	6,137
[4]	Ginnie Mae II Pool	2.500%	5/20/2027–1/20/2028	11,770	11,543
[4]	Ginnie Mae II Pool	3.000%	2/20/2032–1/20/2033	268,456	259,475
[3,4,5]	UMBS Pool	3.000%	4/1/2026–8/13/2055	147,410	132,120
[3,4]	UMBS Pool	2.000%	10/1/2027–2/1/2037	360,390	334,041
[3,4]	UMBS Pool	2.500%	10/1/2027–4/1/2037	98,611	98,748
[3,4]	UMBS Pool	1.500%	11/1/2030–1/1/2037	326,155	300,735
[3,4]	UMBS Pool	4.000%	10/1/2037–12/1/2039	12,450	12,089
[3,4,5]	UMBS Pool	4.500%	8/15/2039–7/1/2040	15,139	14,961
[3,4]	UMBS Pool	6.000%	9/1/2039	5,845	6,007
					1,620,036
Nonconventional Mortgage-Backed Securities (3.2%)
[3,4]	Fannie Mae REMICS	2.000%	10/25/2032–3/25/2033	9,943	9,327
[3,4]	Fannie Mae REMICS	5.500%	9/25/2033	4,210	4,302
[3,4]	Fannie Mae REMICS	3.500%	10/25/2034	9,901	9,601
[3,4]	Fannie Mae REMICS	1.750%	7/25/2042	3,861	3,600
[3,4]	Fannie Mae REMICS	3.000%	6/25/2043	9,453	9,078
[3,4]	Fannie Mae REMICS	2.500%	11/25/2049	16,415	15,323
[3,4]	Freddie Mac REMICS	1.000%	4/25/2031	8,143	7,558
[3,4]	Freddie Mac REMICS	3.000%	9/15/2032–4/15/2045	29,721	28,538
[3,4]	Freddie Mac REMICS	2.000%	5/15/2041	5,225	4,727
[3,4]	Freddie Mac REMICS	4.000%	7/15/2046	3,573	3,539
[3,4]	Freddie Mac REMICS	2.250%	8/25/2049	14,167	12,204
[4]	Ginnie Mae REMICS	2.500%	6/16/2043–6/20/2048	32,315	28,244
[4]	Ginnie Mae REMICS	2.000%	9/20/2049	6,276	5,815
					141,856
Total U.S. Government and Agency Obligations (Cost $3,771,296)					3,723,219
Asset-Backed/Commercial Mortgage-Backed Securities (7.9%)
[3,4]	Fannie Mae-Aces Class A2 Series 2016-M7	2.499%	9/25/2026	8,158	8,014
[3,4,6]	Fannie Mae-Aces Class A2 Series 2017-M1	2.417%	10/25/2026	21,384	20,853
[3,4,6]	Fannie Mae-Aces Class A2 Series 2017-M12	3.060%	6/25/2027	1,228	1,199
[3,4,6]	Fannie Mae-Aces Class A2 Series 2017-M15	2.966%	9/25/2027	3,890	3,788
[3,4,6]	Fannie Mae-Aces Class A2 Series 2018-M8	3.303%	6/25/2028	14,591	14,223
[3,4,6]	Fannie Mae-Aces Class A2 Series 2018-M10	3.354%	7/25/2028	5,526	5,393
[3,4,6]	Fannie Mae-Aces Class A2 Series 2024-M6	2.908%	7/25/2027	92,800	90,526
[3,4,6]	Freddie Mac Multiclass Certificates Class A1 Series 2021-P007	1.097%	11/25/2027	5,153	4,801
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K057	2.570%	7/25/2026	61,933	60,882
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K058	2.653%	8/25/2026	26,223	25,734
[3,4,6]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K059	3.120%	9/25/2026	15,900	15,668
[3,4,6]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K061	3.347%	11/25/2026	36,231	35,651
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K068	3.244%	8/25/2027	15,000	14,696
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K071	3.286%	11/25/2027	18,400	18,005
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K072	3.444%	12/25/2027	11,900	11,678
[3,4,6]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K086	3.859%	11/25/2028	6,700	6,621
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K088	3.690%	1/25/2029	3,900	3,832
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K509	4.850%	9/25/2028	3,900	3,959
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $344,066)					345,523
16

Short-Term Federal Fund
			Coupon		Shares	Market Value• ($000)
Temporary Cash Investments (1.2%)
Money Market Fund (1.2%)
[7]	Vanguard Market Liquidity Fund (Cost $52,270)		4.367%		522,762	52,271
		Expiration Date	Contracts	Exercise Price	Notional Amount ($000)
Options Purchased (0.0%)
Exchange-Traded Options (0.0%)
Call Options
	10 Year U.S. Treasury Note	8/1/2025	671	$111.00	671	178
Total Options Purchased (Cost $206)						178
Total Investments (94.3%) (Cost $4,167,838)						4,121,191
			Coupon	Maturity Date	Face Amount ($000)
Conventional Mortgage-Backed Securities—Liability for Sale Commitments (-3.6%)
[3,4,5]	UMBS Pool		3.500%	8/15/2054	(26,752)	(22,241)
[3,4,5]	UMBS Pool		5.000%	8/15/2054	(68,950)	(65,159)
[3,4,5]	UMBS Pool		5.500%	8/15/2054	(72,384)	(71,662)
Total Conventional Mortgage-Backed Securities—Liability for Sale Commitments (Proceeds $158,415)						(159,062)
Other Assets and Liabilities—Net (9.3%)						406,172
Net Assets (100%)						4,368,301
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $1,682 have been segregated as initial margin for open futures contracts.
2	Securities with a value of $397 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2025.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2025	1,431	296,195	(384)
Long U.S. Treasury Bond	September 2025	116	13,246	(2)
Ultra Long U.S. Treasury Bond	September 2025	36	4,223	72
				(314)

Short Futures Contracts
5-Year U.S. Treasury Note	September 2025	(732)	(79,182)	110
10-Year U.S. Treasury Note	September 2025	(166)	(18,436)	2
Ultra 10-Year U.S. Treasury Note	September 2025	(187)	(21,146)	16
				128
				(186)

See accompanying Notes, which are an integral part of the Financial Statements.
17

Short-Term Federal Fund
Statement of Assets and Liabilities
As of July 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $4,115,568)	4,068,920
Affiliated Issuers (Cost $52,270)	52,271
Total Investments in Securities	4,121,191
Investment in Vanguard	111
Cash	9,976
Receivables for Investment Securities Sold	817,433
Receivables for Accrued Income	14,020
Receivables for Capital Shares Issued	3,043
Other Assets	111
Total Assets	4,965,885
Liabilities
Payables for Investment Securities Purchased	429,763
Payables for Capital Shares Redeemed	6,675
Payables for Distributions	1,819
Payables to Vanguard	207
Liability for Sale Commitments, at Value (Proceeds $158,415)	159,062
Variation Margin Payable—Futures Contracts	58
Total Liabilities	597,584
Net Assets	4,368,301
At July 31, 2025, net assets consisted of:

Paid-in Capital	4,879,738
Total Distributable Earnings (Loss)	(511,437)
Net Assets	4,368,301

Investor Shares—Net Assets
Applicable to 35,494,134 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	364,267
Net Asset Value Per Share—Investor Shares	$10.26

Admiral™ Shares—Net Assets
Applicable to 390,153,106 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,004,034
Net Asset Value Per Share—Admiral Shares	$10.26

See accompanying Notes, which are an integral part of the Financial Statements.
18

Short-Term Federal Fund
Statement of Operations

Six Months Ended July 31, 2025
($000)
Investment Income
Income
Interest[1]	85,124
Total Income	85,124
Expenses
The Vanguard Group—Note B
Investment Advisory Services	320
Management and Administrative—Investor Shares	325
Management and Administrative—Admiral Shares	1,515
Marketing and Distribution—Investor Shares	8
Marketing and Distribution—Admiral Shares	109
Custodian Fees	22
Shareholders’ Reports and Proxy Fees—Investor Shares	6
Shareholders’ Reports and Proxy Fees—Admiral Shares	27
Trustees’ Fees and Expenses	1
Other Expenses	7
Total Expenses	2,340
Net Investment Income	82,784
Realized Net Gain (Loss)
Investment Securities Sold[1]	(1,626)
Futures Contracts	(10,508)
Options Purchased	(291)
Swap Contracts	521
Realized Net Gain (Loss)	(11,904)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	51,547
Futures Contracts	(2,277)
Options Purchased	(28)
Swap Contracts	296
Change in Unrealized Appreciation (Depreciation)	49,538
Net Increase (Decrease) in Net Assets Resulting from Operations	120,418
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,776, ($6), and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
19

Short-Term Federal Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2025	Year Ended January 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	82,784	163,543
Realized Net Gain (Loss)	(11,904)	(16,690)
Change in Unrealized Appreciation (Depreciation)	49,538	44,698
Net Increase (Decrease) in Net Assets Resulting from Operations	120,418	191,551
Distributions
Investor Shares	(6,886)	(13,830)
Admiral Shares	(75,830)	(149,671)
Total Distributions	(82,716)	(163,501)
Capital Share Transactions
Investor Shares	(20,500)	(42,584)
Admiral Shares	(14,862)	(481,643)
Net Increase (Decrease) from Capital Share Transactions	(35,362)	(524,227)
Total Increase (Decrease)	2,340	(496,177)
Net Assets
Beginning of Period	4,365,961	4,862,138
End of Period	4,368,301	4,365,961

See accompanying Notes, which are an integral part of the Financial Statements.
20

Short-Term Federal Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2025	Year Ended January 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.17	$10.11	$10.15	$10.70	$11.02	$10.79
Investment Operations
Net Investment Income[1]	.188	.353	.340	.182	.054	.125
Net Realized and Unrealized Gain (Loss) on Investments	.090	.060	(.041)	(.545)	(.215)	.274
Total from Investment Operations	.278	.413	.299	(.363)	(.161)	.399
Distributions
Dividends from Net Investment Income	(.188)	(.353)	(.339)	(.187)	(.053)	(.127)
Distributions from Realized Capital Gains	—	—	—	—	(.106)	(.042)
Total Distributions	(.188)	(.353)	(.339)	(.187)	(.159)	(.169)
Net Asset Value, End of Period	$10.26	$10.17	$10.11	$10.15	$10.70	$11.02
Total Return[2]	2.75%	4.16%	3.03%	-3.39%	-1.48%	3.71%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$364	$382	$422	$479	$612	$767
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%	0.20%[3]	0.20%[3]	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	3.70%	3.49%	3.40%	1.76%	0.50%	1.14%
Portfolio Turnover Rate[4]	232%	403%	342%	442%	424%	663%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.20%.
4	Includes 24%, 31%, 79%, 86%, 87%, and 180%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.
21

Short-Term Federal Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2025	Year Ended January 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.17	$10.11	$10.15	$10.70	$11.02	$10.79
Investment Operations
Net Investment Income[1]	.193	.363	.350	.189	.065	.130
Net Realized and Unrealized Gain (Loss) on Investments	.090	.060	(.041)	(.542)	(.215)	.280
Total from Investment Operations	.283	.423	.309	(.353)	(.150)	.410
Distributions
Dividends from Net Investment Income	(.193)	(.363)	(.349)	(.197)	(.064)	(.138)
Distributions from Realized Capital Gains	—	—	—	—	(.106)	(.042)
Total Distributions	(.193)	(.363)	(.349)	(.197)	(.170)	(.180)
Net Asset Value, End of Period	$10.26	$10.17	$10.11	$10.15	$10.70	$11.02
Total Return[2]	2.80%	4.26%	3.14%	-3.29%	-1.38%	3.81%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,004	$3,984	$4,440	$5,053	$7,258	$7,280
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%[3]	0.10%[3]	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	3.81%	3.59%	3.50%	1.84%	0.59%	1.19%
Portfolio Turnover Rate[4]	232%	403%	342%	442%	424%	663%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Includes 24%, 31%, 79%, 86%, 87%, and 180%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.
22

Short-Term Federal Fund
Notes to Financial Statements
Vanguard Short-Term Federal Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving options on futures contracts is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.
Options contracts on futures are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded in the Statement of Assets and Liabilities as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Statement of Assets and Liabilities as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the options are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the six months ended July 31, 2025, the fund’s average value of investments in options purchased and options written represented less than 1% of net assets, based on the average market values at each quarter-end during the period.
5. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
23

Short-Term Federal Fund
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended July 31, 2025, the fund’s average investments in long and short futures contracts represented 12% and 9% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
6. Swap Contracts: The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. The fund enters into inflation swap transactions to transfer inflation risk from one party to another through an exchange of cash flows. Under the terms of the swap, one party pays a fixed rate applied to a notional amount. In return, the other party pays a floating rate linked to an inflation index.
The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended July 31, 2025, the fund’s average amounts of investments in interest rate swaps represented 4% of net assets, based on the average of notional amounts at each quarter-end during the period. The fund had no open swap contracts at July 31, 2025.
7. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
8. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
24

Short-Term Federal Fund
For the six months ended July 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
10. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2025, the fund had contributed to Vanguard capital in the amount of $111,000, representing less than 0.01% of the fund’s net assets and 0.04% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	3,723,219	—	3,723,219
Asset-Backed/Commercial Mortgage-Backed Securities	—	345,523	—	345,523
Temporary Cash Investments	52,271	—	—	52,271
Options Purchased	178	—	—	178
Total	52,449	4,068,742	—	4,121,191
Liabilities
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	—	(159,062)	—	(159,062)
Derivative Financial Instruments
Assets
Futures Contracts[1]	200	—	—	200
Liabilities
Futures Contracts[1]	(386)	—	—	(386)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of July 31, 2025, gross unrealized appreciation and depreciation for investments, derivatives, and sale commitments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,167,847
Gross Unrealized Appreciation	18,523
Gross Unrealized Depreciation	(66,012)
Net Unrealized Appreciation (Depreciation)	(47,489)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2025, the fund had available capital losses totaling $451,973,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
25

Short-Term Federal Fund
E.	During the six months ended July 31, 2025, the fund purchased $10,246,921,000 of investment securities and sold $10,928,960,000 of investment securities, other than temporary cash investments.
F.	Capital share transactions for each class of shares were:

	Six Months Ended July 31, 2025		Year Ended January 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	26,754	2,612	58,501	5,796
Issued in Lieu of Cash Distributions	6,352	618	12,700	1,256
Redeemed	(53,606)	(5,231)	(113,785)	(11,280)
Net Increase (Decrease)—Investor Shares	(20,500)	(2,001)	(42,584)	(4,228)
Admiral Shares
Issued	498,073	48,633	780,679	77,199
Issued in Lieu of Cash Distributions	66,660	6,488	132,042	13,059
Redeemed	(579,595)	(56,564)	(1,394,364)	(137,878)
Net Increase (Decrease)—Admiral Shares	(14,862)	(1,443)	(481,643)	(47,620)
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
26

Intermediate-Term Treasury Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (93.9%)
U.S. Government Securities (82.6%)
	United States Treasury Note/Bond	2.875%	8/15/2028	104,200	101,164
	United States Treasury Note/Bond	1.125%	8/31/2028	145,336	133,754
	United States Treasury Note/Bond	1.250%	9/30/2028	158,200	145,841
	United States Treasury Note/Bond	4.625%	9/30/2028	80,000	81,719
	United States Treasury Note/Bond	5.250%	11/15/2028	19,000	19,730
	United States Treasury Note/Bond	4.375%	11/30/2028	137,000	139,001
	United States Treasury Note/Bond	1.375%	12/31/2028	112,100	103,158
	United States Treasury Note/Bond	3.750%	12/31/2028	136,000	135,331
	United States Treasury Note/Bond	2.375%	3/31/2029	72,550	68,764
	United States Treasury Note/Bond	4.125%	3/31/2029	72,000	72,523
	United States Treasury Note/Bond	4.625%	4/30/2029	48,900	50,096
	United States Treasury Note/Bond	3.250%	6/30/2029	107,900	105,295
	United States Treasury Note/Bond	4.250%	6/30/2029	76,600	77,510
	United States Treasury Note/Bond	3.875%	11/30/2029	37,100	37,010
	United States Treasury Note/Bond	4.125%	11/30/2029	10,000	10,076
	United States Treasury Note/Bond	3.875%	12/31/2029	10,400	10,374
	United States Treasury Note/Bond	4.375%	12/31/2029	31,200	31,746
	United States Treasury Note/Bond	4.250%	1/31/2030	20,000	20,250
	United States Treasury Note/Bond	3.500%	4/30/2030	46,200	45,301
	United States Treasury Note/Bond	0.625%	5/15/2030	110,900	94,932
	United States Treasury Note/Bond	3.750%	5/31/2030	85,000	84,230
	United States Treasury Note/Bond	3.750%	6/30/2030	47,200	46,746
	United States Treasury Note/Bond	4.000%	7/31/2030	92,800	92,930
[1,2]	United States Treasury Note/Bond	0.625%	8/15/2030	123,100	104,472
	United States Treasury Note/Bond	4.125%	8/31/2030	96,000	96,679
	United States Treasury Note/Bond	4.625%	9/30/2030	108,000	111,232
	United States Treasury Note/Bond	4.875%	10/31/2030	55,000	57,292
	United States Treasury Note/Bond	0.875%	11/15/2030	68,520	58,451
	United States Treasury Note/Bond	4.375%	11/30/2030	119,000	121,157
	United States Treasury Note/Bond	3.750%	12/31/2030	117,300	115,870
	United States Treasury Note/Bond	4.000%	1/31/2031	83,700	83,654
	United States Treasury Note/Bond	4.250%	2/28/2031	126,000	127,491
	United States Treasury Note/Bond	4.125%	3/31/2031	137,800	138,478
	United States Treasury Note/Bond	4.625%	4/30/2031	144,700	149,041
	United States Treasury Note/Bond	1.625%	5/15/2031	186,800	163,705
	United States Treasury Note/Bond	4.625%	5/31/2031	136,950	141,037
	United States Treasury Note/Bond	4.250%	6/30/2031	110,700	111,833
	United States Treasury Note/Bond	4.125%	7/31/2031	47,000	47,162
[3]	United States Treasury Note/Bond	1.250%	8/15/2031	167,600	142,493
	United States Treasury Note/Bond	3.750%	8/31/2031	73,800	72,546
	United States Treasury Note/Bond	3.625%	9/30/2031	49,588	48,381
	United States Treasury Note/Bond	4.125%	10/31/2031	15,000	15,033
	United States Treasury Note/Bond	1.375%	11/15/2031	156,500	133,074
	United States Treasury Note/Bond	4.125%	11/30/2031	21,400	21,438
	United States Treasury Note/Bond	4.375%	1/31/2032	89,600	90,958
	United States Treasury Note/Bond	1.875%	2/15/2032	147,400	128,583
	United States Treasury Note/Bond	4.125%	2/29/2032	72,000	72,051
	United States Treasury Note/Bond	4.000%	4/30/2032	24,000	23,825
[3]	United States Treasury Note/Bond	2.875%	5/15/2032	135,600	125,557
	United States Treasury Note/Bond	4.000%	6/30/2032	75,000	74,391
	United States Treasury Note/Bond	2.750%	8/15/2032	91,900	84,103
	United States Treasury Note/Bond	4.125%	11/15/2032	60,300	60,154
	United States Treasury Note/Bond	3.500%	2/15/2033	82,600	78,948
	United States Treasury Note/Bond	3.375%	5/15/2033	77,000	72,756
	United States Treasury Note/Bond	3.875%	8/15/2033	165,700	161,713
	United States Treasury Note/Bond	4.500%	11/15/2033	98,400	100,145
	United States Treasury Note/Bond	4.000%	2/15/2034	232,550	228,044
	United States Treasury Note/Bond	4.375%	5/15/2034	133,600	134,425
	United States Treasury Note/Bond	3.875%	8/15/2034	181,500	175,587
	United States Treasury Note/Bond	4.250%	11/15/2034	226,300	224,894
27

Intermediate-Term Treasury Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	4.625%	2/15/2035	119,700	122,290
	United States Treasury Note/Bond	4.250%	5/15/2035	65,000	64,431
					5,790,855
Agency Bonds and Notes (5.6%)
[4]	Fannie Mae Principal Strip	0.000%	5/15/2030	56,411	46,323
[4]	Fannie Mae Principal Strip	0.000%	11/15/2030	6,000	4,809
	Federal Home Loan Banks	2.250%	3/4/2036	33,640	26,297
[4]	Federal Home Loan Mortgage Corp.	1.500%	7/27/2032	18,340	15,062
[4]	Freddie Mac Principal Strips	0.000%	3/15/2031	26,475	20,881
	Private Export Funding Corp.	4.600%	2/15/2034	38,000	37,659
	Resolution Funding Corp. Principal Strip	0.000%	1/15/2030	98,500	81,830
	Resolution Funding Corp. Principal Strip	0.000%	4/15/2030	192,107	157,790
					390,651
Conventional Mortgage-Backed Securities (2.8%)
[4,5]	Fannie Mae Pool	3.320%	7/1/2029	1,300	1,252
[4,5]	Fannie Mae Pool	2.140%	10/1/2029	5,005	4,598
[4,5]	Fannie Mae Pool	4.600%	11/1/2029	2,200	2,220
[4,5]	Fannie Mae Pool	2.370%	12/1/2029	2,500	2,307
[4,5]	Fannie Mae Pool	4.480%	12/1/2029	12,928	12,996
[4,5]	Fannie Mae Pool	4.490%	12/1/2029	3,780	3,801
[4,5]	Fannie Mae Pool	4.360%	1/1/2030	19,562	19,578
[4,5]	Fannie Mae Pool	4.530%	1/1/2030–5/1/2030	5,700	5,733
[4,5]	Fannie Mae Pool	4.700%	1/1/2030	5,721	5,799
[4,5]	Fannie Mae Pool	4.710%	2/1/2030	4,800	4,869
[4,5]	Fannie Mae Pool	4.105%	5/1/2030	6,000	5,936
[4,5]	Fannie Mae Pool	4.390%	5/1/2030	1,100	1,102
[4,5]	Fannie Mae Pool	4.650%	9/1/2030	5,261	5,314
[4,5]	Fannie Mae Pool	1.290%	2/1/2031	1,435	1,232
[4,5]	Fannie Mae Pool	2.000%	5/1/2031	3,200	2,806
[4,5]	Fannie Mae Pool	1.910%	10/1/2031	568	490
[4,5]	Fannie Mae Pool	1.930%	1/1/2032	375	324
[4,5]	Fannie Mae Pool	2.640%	9/1/2032	1,000	885
[4,5]	Fannie Mae Pool	3.820%	1/1/2033	6,581	6,266
[4,5]	Freddie Mac Pool	4.000%	10/1/2029–4/1/2030	42,500	41,880
[4,5]	Freddie Mac Pool	4.150%	2/1/2030	11,600	11,479
[4,5]	UMBS Pool	3.000%	6/1/2044–4/1/2045	56,046	50,012
[4,5]	UMBS Pool	2.500%	9/1/2046	10,302	8,728
					199,607
Nonconventional Mortgage-Backed Securities (2.9%)
[4,5]	Fannie Mae REMICS	4.500%	1/25/2042	12,765	12,707
[4,5]	Fannie Mae REMICS	2.500%	12/25/2044–11/25/2049	8,583	7,466
[4,5]	Fannie Mae REMICS	3.000%	12/25/2044	139	126
[4,5]	Fannie Mae REMICS	1.750%	9/25/2049	27,292	23,002
[4,5]	Fannie Mae REMICS	2.000%	3/25/2050–2/25/2052	7,553	6,647
[4,5]	Fannie Mae REMICS	1.250%	11/25/2051	7,956	6,561
[4,5]	Freddie Mac REMICS	4.500%	10/15/2041	3,537	3,460
[4,5]	Freddie Mac REMICS	2.500%	2/15/2043–12/25/2048	8,188	7,263
[4,5]	Freddie Mac REMICS	0.750%	10/25/2044–1/25/2051	14,378	10,987
[4,5]	Freddie Mac REMICS	1.000%	12/15/2044–10/25/2051	31,269	24,859
[4,5]	Freddie Mac REMICS	2.250%	8/25/2049	17,958	15,470
[4,5]	Freddie Mac REMICS	1.500%	9/25/2050–9/25/2051	19,617	16,063
[4,5]	Freddie Mac REMICS	1.250%	10/25/2050	792	622
[4,5]	Freddie Mac REMICS	3.000%	1/25/2051	18,203	16,173
[4,5]	Freddie Mac REMICS	3.500%	1/25/2051	15,150	14,391
[4,5]	Freddie Mac REMICS	1.750%	5/25/2051	5,009	4,038
[5]	Ginnie Mae REMICS	3.500%	8/16/2045	16,971	15,769
[5]	Ginnie Mae REMICS	2.500%	7/20/2050	19,084	16,532
[5]	Ginnie Mae REMICS	1.250%	4/20/2051	2,402	1,868
[5]	Ginnie Mae REMICS	1.500%	4/20/2051	448	351
					204,355
Total U.S. Government and Agency Obligations (Cost $6,556,921)					6,585,468
Asset-Backed/Commercial Mortgage-Backed Securities (1.0%)
[4,5,6]	Fannie Mae-Aces Class 2A2 Series 2024-M5	4.717%	10/25/2033	4,600	4,602
[4,5,6]	Fannie Mae-Aces Class 2A2 Series 2025-M1	4.800%	1/25/2032	11,200	11,326
[4,5,6]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K536	4.850%	1/25/2030	4,200	4,281
[4,5,6]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K539	4.410%	1/25/2030	50,800	50,896
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $70,839)					71,105
28

Intermediate-Term Treasury Fund
			Coupon		Shares	Market Value• ($000)
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[7]	Vanguard Market Liquidity Fund (Cost $46,526)		4.367%		465,306	46,526
		Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Call Swaptions
	10-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.500% Annually	BANA	9/25/2025	3.500%	16,500	42
	10-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.500% Annually	BANA	10/1/2025	3.500%	16,400	47
						89
Put Swaptions
	10-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.900% Annually	BANA	10/1/2025	3.900%	16,400	135
	10-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.000% Annually	BANA	9/25/2025	4.000%	16,500	81
						216
Total Options Purchased (Cost $529)						305
Total Investments (95.6%) (Cost $6,674,815)						6,703,404
			Coupon	Maturity Date	Face Amount ($000)
Conventional Mortgage-Backed Securities—Liability for Sale Commitments (-2.0%)
[4,5,8]	UMBS Pool		5.000%	8/15/2054	(71,500)	(68,654)
[4,5,8]	UMBS Pool		5.500%	8/15/2054	(68,750)	(68,371)
Total Conventional Mortgage-Backed Securities—Liability for Sale Commitments (Proceeds $136,517)						(137,025)
Other Assets and Liabilities—Net (6.4%)						447,059
Net Assets (100%)						7,013,438
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $1,730 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $9,782 have been segregated as initial margin for open futures contracts.
3	Securities with a value of $775 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
8	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2025.
BANA—Bank of America, N.A.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
UMBS—Uniform Mortgage-Backed Securities.
29

Intermediate-Term Treasury Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2025	423	87,554	(104)
10-Year U.S. Treasury Note	September 2025	3,535	392,606	1,194
Ultra 10-Year U.S. Treasury Note	September 2025	1,266	143,157	(126)
				964

Short Futures Contracts
5-Year U.S. Treasury Note	September 2025	(116)	(12,548)	5
Long U.S. Treasury Bond	September 2025	(383)	(43,734)	(716)
Ultra Long U.S. Treasury Bond	September 2025	(42)	(4,927)	(13)
				(724)
				240

Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
2/15/2035	9/2/2025[1]	22,000	0.000[2]	(3.727)[3]	127	127
2/15/2035	9/2/2025[1]	22,000	0.000[2]	(3.660)[3]	243	243
2/15/2035	9/2/2025[1]	12,000	0.000[2]	(3.807)[3]	(7)	(7)
2/15/2035	9/2/2025[1]	11,000	3.804[3]	(0.000)[2]	4	4
2/15/2035	9/2/2025[1]	11,000	3.828[3]	(0.000)[2]	24	24
2/15/2035	9/2/2025[1]	11,000	3.810[3]	(0.000)[2]	9	9
7/16/2035	N/A	20,200	2.594[4]	(0.000)[5]	63	63
7/18/2035	N/A	20,200	2.590[4]	(0.000)[5]	55	55
9/19/2035	9/17/2025[1]	3,000	3.846[3]	(0.000)[2]	4	4
9/19/2035	9/17/2025[1]	2,980	3.835[3]	(0.000)[2]	2	2
9/19/2035	9/17/2025[1]	2,980	3.841[3]	(0.000)[2]	—	—
11/15/2052	9/30/2025[1]	7,000	4.090[3]	(0.000)[2]	22	22
11/15/2052	9/30/2025[1]	4,250	3.950[3]	(0.000)[2]	(83)	(83)
11/15/2052	9/30/2025[1]	4,250	4.043[3]	(0.000)[2]	(19)	(19)
11/15/2052	9/30/2025[1]	2,000	0.000[2]	(4.200)[3]	(42)	(42)
11/15/2052	9/30/2025[1]	2,000	0.000[2]	(4.137)[3]	(22)	(22)
					380	380
1 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid annually.
3 Interest payment received/paid annually.
4 Interest payment received/paid at maturity.
5 Zero-coupon. Based on the return of US Consumer Price Index for All Urban Consumers (USCPIU). Interest payment received/paid at maturity.

See accompanying Notes, which are an integral part of the Financial Statements.
30

Intermediate-Term Treasury Fund
Statement of Assets and Liabilities
As of July 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $6,628,289)	6,656,878
Affiliated Issuers (Cost $46,526)	46,526
Total Investments in Securities	6,703,404
Investment in Vanguard	177
Cash	33,781
Receivables for Investment Securities Sold	609,121
Receivables for Accrued Income	55,787
Receivables for Capital Shares Issued	10,400
Variation Margin Receivable—Futures Contracts	230
Variation Margin Receivable—Centrally Cleared Swap Contracts	598
Other Assets	67
Total Assets	7,413,565
Liabilities
Payables for Investment Securities Purchased	252,980
Payables for Capital Shares Redeemed	6,807
Payables for Distributions	2,986
Payables to Vanguard	329
Liability for Sale Commitments, at Value (Proceeds $136,517)	137,025
Total Liabilities	400,127
Net Assets	7,013,438
At July 31, 2025, net assets consisted of:

Paid-in Capital	7,864,689
Total Distributable Earnings (Loss)	(851,251)
Net Assets	7,013,438

Investor Shares—Net Assets
Applicable to 55,559,053 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	551,243
Net Asset Value Per Share—Investor Shares	$9.92

Admiral™ Shares—Net Assets
Applicable to 651,316,580 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,462,195
Net Asset Value Per Share—Admiral Shares	$9.92

See accompanying Notes, which are an integral part of the Financial Statements.
31

Intermediate-Term Treasury Fund
Statement of Operations

Six Months Ended July 31, 2025
($000)
Investment Income
Income
Interest[1]	144,700
Total Income	144,700
Expenses
The Vanguard Group—Note B
Investment Advisory Services	507
Management and Administrative—Investor Shares	532
Management and Administrative—Admiral Shares	2,390
Marketing and Distribution—Investor Shares	16
Marketing and Distribution—Admiral Shares	172
Custodian Fees	14
Shareholders’ Reports and Proxy Fees—Investor Shares	4
Shareholders’ Reports and Proxy Fees—Admiral Shares	57
Trustees’ Fees and Expenses	2
Other Expenses	6
Total Expenses	3,700
Net Investment Income	141,000
Realized Net Gain (Loss)
Investment Securities Sold[1]	4,686
Futures Contracts	(1,630)
Options Purchased	7
Options Written	(86)
Swap Contracts	(3,058)
Realized Net Gain (Loss)	(81)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	117,138
Futures Contracts	273
Options Purchased	(224)
Swap Contracts	948
Change in Unrealized Appreciation (Depreciation)	118,135
Net Increase (Decrease) in Net Assets Resulting from Operations	259,054
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,246, ($3), and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
32

Intermediate-Term Treasury Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2025	Year Ended January 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	141,000	262,369
Realized Net Gain (Loss)	(81)	(73,644)
Change in Unrealized Appreciation (Depreciation)	118,135	(74,605)
Net Increase (Decrease) in Net Assets Resulting from Operations	259,054	114,120
Distributions
Investor Shares	(12,155)	(25,243)
Admiral Shares	(128,854)	(237,463)
Total Distributions	(141,009)	(262,706)
Capital Share Transactions
Investor Shares	(117,916)	87,092
Admiral Shares	233,805	929,770
Net Increase (Decrease) from Capital Share Transactions	115,889	1,016,862
Total Increase (Decrease)	233,934	868,276
Net Assets
Beginning of Period	6,779,504	5,911,228
End of Period	7,013,438	6,779,504

See accompanying Notes, which are an integral part of the Financial Statements.
33

Intermediate-Term Treasury Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2025	Year Ended January 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.75	$9.98	$10.16	$11.12	$11.65	$11.57
Investment Operations
Net Investment Income[1]	.197	.396	.354	.208	.107	.129
Net Realized and Unrealized Gain (Loss) on Investments	.170	(.229)	(.181)	(.959)	(.511)	.507
Total from Investment Operations	.367	.167	.173	(.751)	(.404)	.636
Distributions
Dividends from Net Investment Income	(.197)	(.397)	(.353)	(.209)	(.107)	(.127)
Distributions from Realized Capital Gains	—	—	—	—	(.019)	(.429)
Total Distributions	(.197)	(.397)	(.353)	(.209)	(.126)	(.556)
Net Asset Value, End of Period	$9.92	$9.75	$9.98	$10.16	$11.12	$11.65
Total Return[2]	3.77%	1.71%	1.80%	-6.75%	-3.49%	5.50%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$551	$658	$585	$605	$757	$953
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%[3]	0.20%[3]	0.20%[3]	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	4.02%	4.02%	3.58%	2.00%	0.93%	1.07%
Portfolio Turnover Rate[4]	67%	185%	217%	175%	181%	309%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.20%.
4	Includes 5%, 16%, 21%, 12%, 3%, and 37%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.
34

Intermediate-Term Treasury Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2025	Year Ended January 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.75	$9.98	$10.16	$11.12	$11.65	$11.57
Investment Operations
Net Investment Income[1]	.202	.406	.364	.219	.118	.139
Net Realized and Unrealized Gain (Loss) on Investments	.170	(.229)	(.181)	(.959)	(.511)	.509
Total from Investment Operations	.372	.177	.183	(.740)	(.393)	.648
Distributions
Dividends from Net Investment Income	(.202)	(.407)	(.363)	(.220)	(.118)	(.139)
Distributions from Realized Capital Gains	—	—	—	—	(.019)	(.429)
Total Distributions	(.202)	(.407)	(.363)	(.220)	(.137)	(.568)
Net Asset Value, End of Period	$9.92	$9.75	$9.98	$10.16	$11.12	$11.65
Total Return[2]	3.82%	1.82%	1.90%	-6.66%	-3.39%	5.60%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,462	$6,122	$5,326	$4,856	$5,353	$6,237
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%[3]	0.10%[3]	0.10%[3]	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	4.11%	4.12%	3.68%	2.12%	1.03%	1.16%
Portfolio Turnover Rate[4]	67%	185%	217%	175%	181%	309%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Includes 5%, 16%, 21%, 12%, 3%, and 37%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.
35

Intermediate-Term Treasury Fund
Notes to Financial Statements
Vanguard Intermediate-Term Treasury Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund’s sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded in the Statement of Assets and Liabilities as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded in the Statement of Assets and Liabilities as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of swaptions are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
36

Intermediate-Term Treasury Fund
During the six months ended July 31, 2025, the fund’s average value of investments in swaptions purchased and swaptions written represented less than 1% of net assets, respectively, based on the average market values at each quarter-end during the period.
5. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended July 31, 2025, the fund’s average investments in long and short futures contracts represented 8% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
6. Swap Contracts: The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. The fund enters into inflation swap transactions to transfer inflation risk from one party to another through an exchange of cash flows. Under the terms of the swap, one party pays a fixed rate applied to a notional amount. In return, the other party pays a floating rate linked to an inflation index.
The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended July 31, 2025, the fund’s average amounts of investments in interest rate swaps represented 3% of net assets, based on the average of notional amounts at each quarter-end during the period.
7. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
8. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed
37

Intermediate-Term Treasury Fund
amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
10. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2025, the fund had contributed to Vanguard capital in the amount of $177,000, representing less than 0.01% of the fund’s net assets and 0.07% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
38

Intermediate-Term Treasury Fund
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	6,585,468	—	6,585,468
Asset-Backed/Commercial Mortgage-Backed Securities	—	71,105	—	71,105
Temporary Cash Investments	46,526	—	—	46,526
Options Purchased	—	305	—	305
Total	46,526	6,656,878	—	6,703,404
Liabilities
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	—	(137,025)	—	(137,025)
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,199	—	—	1,199
Swap Contracts	553[1]	—	—	553
Total	1,752	—	—	1,752
Liabilities
Futures Contracts[1]	(959)	—	—	(959)
Swap Contracts	(173)[1]	—	—	(173)
Total	(1,132)	—	—	(1,132)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of July 31, 2025, gross unrealized appreciation and depreciation for investments, derivatives, and sale commitments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	6,685,189
Gross Unrealized Appreciation	63,079
Gross Unrealized Depreciation	(44,752)
Net Unrealized Appreciation (Depreciation)	18,327
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2025, the fund had available capital losses totaling $863,470,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended July 31, 2025, the fund purchased $4,588,859,000 of investment securities and sold $4,889,830,000 of investment securities, other than temporary cash investments.
F.	Capital share transactions for each class of shares were:

	Six Months Ended July 31, 2025		Year Ended January 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	79,111	7,998	285,084	28,850
Issued in Lieu of Cash Distributions	10,553	1,060	22,011	2,239
Redeemed	(207,580)	(20,978)	(220,003)	(22,281)
Net Increase (Decrease)—Investor Shares	(117,916)	(11,920)	87,092	8,808
Admiral Shares
Issued	916,086	92,571	2,068,168	209,507
Issued in Lieu of Cash Distributions	111,852	11,238	205,394	20,896
Redeemed	(794,133)	(80,293)	(1,343,792)	(136,423)
Net Increase (Decrease)—Admiral Shares	233,805	23,516	929,770	93,980
39

Intermediate-Term Treasury Fund
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
40

Long-Term Treasury Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (96.8%)
U.S. Government Securities (85.1%)
	United States Treasury Note/Bond	1.125%	5/15/2040	43,000	26,512
	United States Treasury Note/Bond	1.125%	8/15/2040	33,200	20,287
	United States Treasury Note/Bond	3.875%	8/15/2040	31,500	28,675
	United States Treasury Note/Bond	1.375%	11/15/2040	41,100	26,015
	United States Treasury Note/Bond	4.250%	11/15/2040	29,000	27,510
	United States Treasury Note/Bond	1.875%	2/15/2041	66,050	45,113
	United States Treasury Note/Bond	4.750%	2/15/2041	28,200	28,271
	United States Treasury Note/Bond	4.375%	5/15/2041	41,421	39,706
	United States Treasury Note/Bond	1.750%	8/15/2041	43,690	28,754
	United States Treasury Note/Bond	3.750%	8/15/2041	10,100	8,951
	United States Treasury Note/Bond	2.000%	11/15/2041	38,200	26,036
	United States Treasury Note/Bond	3.125%	11/15/2041	4,300	3,485
	United States Treasury Note/Bond	2.375%	2/15/2042	46,200	33,250
	United States Treasury Note/Bond	3.125%	2/15/2042	7,950	6,421
	United States Treasury Note/Bond	3.000%	5/15/2042	6,800	5,368
	United States Treasury Note/Bond	3.250%	5/15/2042	40,780	33,363
	United States Treasury Note/Bond	2.750%	8/15/2042	15,500	11,722
	United States Treasury Note/Bond	3.375%	8/15/2042	66,600	55,275
	United States Treasury Note/Bond	2.750%	11/15/2042	12,200	9,185
	United States Treasury Note/Bond	4.000%	11/15/2042	34,100	30,765
	United States Treasury Note/Bond	3.125%	2/15/2043	33,611	26,698
	United States Treasury Note/Bond	3.875%	2/15/2043	51,500	45,580
	United States Treasury Note/Bond	2.875%	5/15/2043	17,696	13,482
	United States Treasury Note/Bond	3.875%	5/15/2043	36,900	32,586
	United States Treasury Note/Bond	3.625%	8/15/2043	31,670	26,924
	United States Treasury Note/Bond	4.375%	8/15/2043	46,500	43,826
	United States Treasury Note/Bond	3.750%	11/15/2043	36,057	31,116
	United States Treasury Note/Bond	4.750%	11/15/2043	49,900	49,255
	United States Treasury Note/Bond	3.625%	2/15/2044	31,300	26,468
	United States Treasury Note/Bond	4.500%	2/15/2044	40,350	38,541
	United States Treasury Note/Bond	3.375%	5/15/2044	26,900	21,855
	United States Treasury Note/Bond	4.625%	5/15/2044	49,150	47,652
	United States Treasury Note/Bond	3.125%	8/15/2044	24,849	19,358
	United States Treasury Note/Bond	4.125%	8/15/2044	27,300	24,715
	United States Treasury Note/Bond	3.000%	11/15/2044	17,551	13,350
	United States Treasury Note/Bond	4.625%	11/15/2044	43,800	42,375
	United States Treasury Note/Bond	2.500%	2/15/2045	29,600	20,581
	United States Treasury Note/Bond	4.750%	2/15/2045	48,933	48,094
	United States Treasury Note/Bond	3.000%	5/15/2045	3,805	2,879
	United States Treasury Note/Bond	5.000%	5/15/2045	20,000	20,288
	United States Treasury Note/Bond	2.875%	8/15/2045	22,963	16,958
	United States Treasury Note/Bond	3.000%	11/15/2045	12,100	9,107
	United States Treasury Note/Bond	2.500%	2/15/2046	18,295	12,529
	United States Treasury Note/Bond	2.500%	5/15/2046	26,810	18,298
	United States Treasury Note/Bond	2.250%	8/15/2046	50,400	32,616
	United States Treasury Note/Bond	2.875%	11/15/2046	13,969	10,162
	United States Treasury Note/Bond	3.000%	2/15/2047	27,998	20,770
	United States Treasury Note/Bond	3.000%	5/15/2047	11,324	8,380
	United States Treasury Note/Bond	2.750%	8/15/2047	38,230	26,904
	United States Treasury Note/Bond	2.750%	11/15/2047	25,290	17,753
	United States Treasury Note/Bond	3.000%	2/15/2048	36,100	26,495
	United States Treasury Note/Bond	3.125%	5/15/2048	34,700	25,994
	United States Treasury Note/Bond	3.000%	8/15/2048	35,333	25,804
	United States Treasury Note/Bond	3.375%	11/15/2048	33,161	25,898
	United States Treasury Note/Bond	3.000%	2/15/2049	40,600	29,524
[1]	United States Treasury Note/Bond	2.875%	5/15/2049	27,761	19,658
	United States Treasury Note/Bond	2.250%	8/15/2049	14,800	9,152
	United States Treasury Note/Bond	2.375%	11/15/2049	31,600	20,051
	United States Treasury Note/Bond	2.000%	2/15/2050	73,350	42,474
	United States Treasury Note/Bond	1.250%	5/15/2050	54,500	25,822
41

Long-Term Treasury Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	1.375%	8/15/2050	75,997	36,918
	United States Treasury Note/Bond	1.625%	11/15/2050	76,012	39,440
	United States Treasury Note/Bond	1.875%	2/15/2051	60,800	33,649
	United States Treasury Note/Bond	2.375%	5/15/2051	66,920	41,807
	United States Treasury Note/Bond	2.000%	8/15/2051	95,200	54,037
	United States Treasury Note/Bond	1.875%	11/15/2051	86,400	47,301
	United States Treasury Note/Bond	2.250%	2/15/2052	69,000	41,505
	United States Treasury Note/Bond	2.875%	5/15/2052	54,000	37,439
	United States Treasury Note/Bond	3.000%	8/15/2052	61,100	43,431
	United States Treasury Note/Bond	3.625%	2/15/2053	59,100	47,546
[2]	United States Treasury Note/Bond	3.625%	5/15/2053	52,075	41,835
	United States Treasury Note/Bond	4.125%	8/15/2053	44,900	39,519
	United States Treasury Note/Bond	4.750%	11/15/2053	74,150	72,363
	United States Treasury Note/Bond	4.250%	2/15/2054	77,560	69,734
	United States Treasury Note/Bond	4.625%	5/15/2054	77,000	73,676
	United States Treasury Note/Bond	4.250%	8/15/2054	44,600	40,109
	United States Treasury Note/Bond	4.500%	11/15/2054	91,100	85,460
	United States Treasury Note/Bond	4.625%	2/15/2055	65,600	62,848
	United States Treasury Note/Bond	4.750%	5/15/2055	20,000	19,555
	United States Treasury Strip Coupon	0.000%	5/15/2038	20,000	10,871
	United States Treasury Strip Coupon	0.000%	11/15/2040	20,000	9,372
	United States Treasury Strip Coupon	0.000%	5/15/2041	20,000	9,109
					2,472,160
Agency Bonds and Notes (4.6%)
[3]	Fannie Mae Principal Strip	0.000%	8/6/2038	31,000	16,468
[3]	Federal Home Loan Mortgage Corp.	0.000%	11/15/2038	14,465	7,573
[3]	Federal National Mortgage Association	0.000%	11/15/2030	49,591	39,749
[3]	Freddie Mac Principal Strips	0.000%	3/15/2031	68,687	54,174
	Resolution Funding Corp. Principal Strip	0.000%	1/15/2030	19,800	16,449
					134,413
Conventional Mortgage-Backed Securities (5.6%)
[3,4]	Fannie Mae Pool	2.370%	12/1/2036	15,443	12,076
[3,4]	Fannie Mae Pool	2.570%	2/1/2037	2,347	1,869
[3,4]	Fannie Mae Pool	2.610%	3/1/2037	8,000	6,389
[3,4]	Fannie Mae Pool	3.460%	9/1/2037	1,500	1,327
[3,4]	Fannie Mae Pool	2.430%	10/1/2037	1,186	938
[3,4]	Fannie Mae Pool	3.330%	1/1/2038	3,315	2,791
[3,4]	Fannie Mae Pool	3.610%	4/1/2039	7,393	6,391
[3,4]	Fannie Mae Pool	2.330%	10/1/2039	1,245	917
[3,4]	Fannie Mae Pool	4.290%	10/1/2039	5,366	4,956
[3,4]	Fannie Mae Pool	2.990%	1/1/2040	6,429	5,092
[3,4]	Fannie Mae Pool	4.400%	3/1/2040	3,387	3,175
[3,4]	Fannie Mae Pool	4.410%	4/1/2040	2,895	2,712
[3,4]	Fannie Mae Pool	2.070%	10/1/2040	1,860	1,379
[3,4]	Fannie Mae Pool	2.260%	10/1/2041	3,340	2,321
[3,4]	Fannie Mae Pool	2.520%	12/1/2041	6,859	5,278
[3,4]	Fannie Mae Pool	2.480%	1/1/2042	3,044	2,306
[3,4]	Fannie Mae Pool	3.450%	5/1/2045	4,489	3,698
[3,4]	Fannie Mae Pool	2.510%	10/1/2046	8,009	6,282
[3,4]	Fannie Mae Pool	3.840%	4/1/2047	1,941	1,716
[3,4]	Fannie Mae Pool	2.160%	10/1/2050	2,535	1,800
[3,4]	Fannie Mae Pool	2.310%	12/1/2050	1,544	1,075
[3,4]	Fannie Mae Pool	2.340%	12/1/2050	1,375	989
[3,4]	Fannie Mae Pool	2.460%	9/1/2051	930	672
[3,4]	Fannie Mae Pool	2.470%	9/1/2051	2,419	1,749
[3,4]	Freddie Mac Pool	2.160%	5/1/2039	4,373	3,242
[3,4]	Freddie Mac Pool	3.800%	5/1/2039–2/1/2041	8,674	7,728
[3,4]	Freddie Mac Pool	4.000%	8/1/2040	5,881	5,293
[3,4]	Freddie Mac Pool	3.750%	6/1/2042	3,987	3,414
[3,4]	Freddie Mac Pool	2.660%	1/1/2043	2,375	1,787
[3,4]	Freddie Mac Pool	4.750%	1/1/2045	10,000	9,194
[3,4,5]	UMBS Pool	3.000%	8/13/2055	61,500	52,619
					161,175
Nonconventional Mortgage-Backed Securities (1.5%)
[3,4]	Fannie Mae REMICS	2.000%	8/25/2050	20,000	14,156
[3,4]	Freddie Mac REMICS	2.500%	3/25/2041	7,238	5,535
[3,4]	Freddie Mac REMICS	1.000%	11/25/2051	3,490	1,684
[4]	Ginnie Mae REMICS	3.000%	5/20/2048–1/20/2055	17,112	13,939
42

Long-Term Treasury Fund
			Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Ginnie Mae REMICS		4.000%	9/20/2049	10,000	8,974
						44,288
Total U.S. Government and Agency Obligations (Cost $3,048,689)						2,812,036
					Shares
Temporary Cash Investments (1.0%)
Money Market Fund (1.0%)
[6]	Vanguard Market Liquidity Fund (Cost $29,376)		4.367%		293,792	29,376
		Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Call Swaptions
	10-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.500% Annually	BANA	9/25/2025	3.500%	6,900	17
	10-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.500% Annually	BANA	10/1/2025	3.500%	6,800	20
						37
Put Swaptions
	10-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.900% Annually	BANA	10/1/2025	3.900%	6,800	56
	10-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.000% Annually	BANA	9/25/2025	4.000%	6,900	34
						90
Total Options Purchased (Cost $220)						127
Total Investments (97.8%) (Cost $3,078,285)						2,841,539
			Coupon	Maturity Date	Face Amount ($000)
Conventional Mortgage-Backed Securities—Liability for Sale Commitments (-3.7%)
[3,4,5]	UMBS Pool		2.500%	8/15/2054	(30,750)	(25,181)
[3,4,5]	UMBS Pool		3.500%	8/15/2054	(30,750)	(27,470)
[3,4,5]	UMBS Pool		5.000%	8/15/2054	(28,750)	(27,584)
[3,4,5]	UMBS Pool		5.500%	8/15/2054	(28,250)	(28,094)
Total Conventional Mortgage-Backed Securities—Liability for Sale Commitments (Proceeds $108,237)						(108,329)
Other Assets and Liabilities—Net (5.9%)						171,500
Net Assets (100%)						2,904,710
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $721 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $11,712 have been segregated as initial margin for open futures contracts.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2025.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BANA—Bank of America, N.A.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
UMBS—Uniform Mortgage-Backed Securities.
43

Long-Term Treasury Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2025	201	41,604	(47)
10-Year U.S. Treasury Note	September 2025	110	12,217	49
Long U.S. Treasury Bond	September 2025	921	105,167	1,626
Ultra Long U.S. Treasury Bond	September 2025	1,572	184,415	1,723
				3,351

Short Futures Contracts
5-Year U.S. Treasury Note	September 2025	(1,210)	(130,888)	63
Ultra 10-Year U.S. Treasury Note	September 2025	(370)	(41,839)	(43)
				20
				3,371

Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
2/15/2035	9/2/2025[1]	9,250	0.000[2]	(3.727)[3]	53	53
2/15/2035	9/2/2025[1]	9,250	0.000[2]	(3.660)[3]	102	102
2/15/2035	9/2/2025[1]	4,900	0.000[2]	(3.807)[3]	(3)	(3)
2/15/2035	9/2/2025[1]	4,500	3.804[3]	(0.000)[2]	2	2
2/15/2035	9/2/2025[1]	4,500	3.828[3]	(0.000)[2]	10	10
2/15/2035	9/2/2025[1]	4,500	3.810[3]	(0.000)[2]	4	4
7/16/2035	N/A	8,300	2.594[4]	(0.000)[5]	26	26
7/18/2035	N/A	8,300	2.590[4]	(0.000)[5]	22	22
9/19/2035	9/17/2025[1]	1,300	3.846[3]	(0.000)[2]	2	2
9/19/2035	9/17/2025[1]	1,240	3.835[3]	(0.000)[2]	1	1
9/19/2035	9/17/2025[1]	1,240	3.841[3]	(0.000)[2]	—	—
11/15/2052	9/30/2025[1]	2,750	4.090[3]	(0.000)[2]	9	9
11/15/2052	9/30/2025[1]	1,750	3.950[3]	(0.000)[2]	(34)	(34)
11/15/2052	9/30/2025[1]	1,750	4.043[3]	(0.000)[2]	(8)	(8)
11/15/2052	9/30/2025[1]	800	0.000[2]	(4.200)[3]	(17)	(17)
11/15/2052	9/30/2025[1]	800	0.000[2]	(4.137)[3]	(9)	(9)
					160	160
1 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid annually.
3 Interest payment received/paid annually.
4 Interest payment received/paid at maturity.
5 Zero-coupon. Based on the return of US Consumer Price Index for All Urban Consumers (USCPIU). Interest payment received/paid at maturity.

See accompanying Notes, which are an integral part of the Financial Statements.
44

Long-Term Treasury Fund
Statement of Assets and Liabilities
As of July 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $3,048,909)	2,812,163
Affiliated Issuers (Cost $29,376)	29,376
Total Investments in Securities	2,841,539
Investment in Vanguard	74
Cash	13,927
Receivables for Investment Securities Sold	347,533
Receivables for Accrued Income	34,900
Receivables for Capital Shares Issued	1,735
Variation Margin Receivable—Futures Contracts	1,057
Variation Margin Receivable—Centrally Cleared Swap Contracts	245
Other Assets	39
Total Assets	3,241,049
Liabilities
Payables for Investment Securities Purchased	224,965
Payables for Capital Shares Redeemed	1,736
Payables for Distributions	1,161
Payables to Vanguard	148
Liability for Sale Commitments, at Value (Proceeds $108,237)	108,329
Total Liabilities	336,339
Net Assets	2,904,710
At July 31, 2025, net assets consisted of:

Paid-in Capital	4,341,387
Total Distributable Earnings (Loss)	(1,436,677)
Net Assets	2,904,710

Investor Shares—Net Assets
Applicable to 66,884,363 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	526,612
Net Asset Value Per Share—Investor Shares	$7.87

Admiral™ Shares—Net Assets
Applicable to 302,039,621 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,378,098
Net Asset Value Per Share—Admiral Shares	$7.87

See accompanying Notes, which are an integral part of the Financial Statements.
45

Long-Term Treasury Fund
Statement of Operations

Six Months Ended July 31, 2025
($000)
Investment Income
Income
Interest[1]	64,550
Total Income	64,550
Expenses
The Vanguard Group—Note B
Investment Advisory Services	212
Management and Administrative—Investor Shares	481
Management and Administrative—Admiral Shares	858
Marketing and Distribution—Investor Shares	16
Marketing and Distribution—Admiral Shares	63
Custodian Fees	9
Shareholders’ Reports and Proxy Fees—Investor Shares	15
Shareholders’ Reports and Proxy Fees—Admiral Shares	31
Trustees’ Fees and Expenses	1
Other Expenses	5
Total Expenses	1,691
Net Investment Income	62,859
Realized Net Gain (Loss)
Investment Securities Sold[1]	(186,263)
Futures Contracts	(8,393)
Options Purchased	3
Options Written	(36)
Swap Contracts	(1,199)
Realized Net Gain (Loss)	(195,888)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	182,586
Futures Contracts	3,498
Options Purchased	(93)
Swap Contracts	412
Change in Unrealized Appreciation (Depreciation)	186,403
Net Increase (Decrease) in Net Assets Resulting from Operations	53,374
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $307, ($1), and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
46

Long-Term Treasury Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2025	Year Ended January 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	62,859	120,097
Realized Net Gain (Loss)	(195,888)	(341,497)
Change in Unrealized Appreciation (Depreciation)	186,403	109,215
Net Increase (Decrease) in Net Assets Resulting from Operations	53,374	(112,185)
Distributions
Investor Shares	(12,126)	(24,371)
Admiral Shares	(50,724)	(95,747)
Total Distributions	(62,850)	(120,118)
Capital Share Transactions
Investor Shares	(58,537)	(1,105)
Admiral Shares	131,527	14,313
Net Increase (Decrease) from Capital Share Transactions	72,990	13,208
Total Increase (Decrease)	63,514	(219,095)
Net Assets
Beginning of Period	2,841,196	3,060,291
End of Period	2,904,710	2,841,196

See accompanying Notes, which are an integral part of the Financial Statements.
47

Long-Term Treasury Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2025	Year Ended January 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$7.90	$8.54	$9.36	$12.29	$13.55	$14.05
Investment Operations
Net Investment Income[1]	.170	.321	.294	.261	.239	.273
Net Realized and Unrealized Gain (Loss) on Investments	(.030)	(.640)	(.821)	(2.931)	(.923)	.677
Total from Investment Operations	.140	(.319)	(.527)	(2.670)	(.684)	.950
Distributions
Dividends from Net Investment Income	(.170)	(.321)	(.293)	(.260)	(.239)	(.273)
Distributions from Realized Capital Gains	—	—	—	—	(.337)	(1.177)
Total Distributions	(.170)	(.321)	(.293)	(.260)	(.576)	(1.450)
Net Asset Value, End of Period	$7.87	$7.90	$8.54	$9.36	$12.29	$13.55
Total Return[2]	1.75%	-3.82%	-5.59%	-21.78%	-4.92%	6.41%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$527	$588	$637	$574	$750	$931
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%[3]	0.20%[3]	0.20%[3]	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	4.31%	3.88%	3.42%	2.62%	1.90%	1.79%
Portfolio Turnover Rate[4]	154%	334%	136%	107%	106%	172%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.20%.
4	Includes 5%, 17%, 23%, 17%, 2%, and 26%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.
48

Long-Term Treasury Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2025	Year Ended January 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$7.90	$8.54	$9.36	$12.29	$13.55	$14.05
Investment Operations
Net Investment Income[1]	.174	.330	.302	.271	.252	.288
Net Realized and Unrealized Gain (Loss) on Investments	(.030)	(.640)	(.820)	(2.931)	(.923)	.677
Total from Investment Operations	.144	(.310)	(.518)	(2.660)	(.671)	.965
Distributions
Dividends from Net Investment Income	(.174)	(.330)	(.302)	(.270)	(.252)	(.288)
Distributions from Realized Capital Gains	—	—	—	—	(.337)	(1.177)
Total Distributions	(.174)	(.330)	(.302)	(.270)	(.589)	(1.465)
Net Asset Value, End of Period	$7.87	$7.90	$8.54	$9.36	$12.29	$13.55
Total Return[2]	1.80%	-3.72%	-5.50%	-21.70%	-4.82%	6.51%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,378	$2,254	$2,423	$2,464	$2,954	$3,292
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%[3]	0.10%[3]	0.10%[3]	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	4.42%	3.98%	3.51%	2.73%	2.00%	1.89%
Portfolio Turnover Rate[4]	154%	334%	136%	107%	106%	172%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Includes 5%, 17%, 23%, 17%, 2%, and 26%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.
49

Long-Term Treasury Fund
Notes to Financial Statements
Vanguard Long-Term Treasury Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving options on futures contracts is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.
Options contracts on futures are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded in the Statement of Assets and Liabilities as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Statement of Assets and Liabilities as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the options are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the six months ended July 31, 2025, the fund’s average value of investments in options purchased and options written each represented less than 1% of net assets, respectively, based on the average market values at each quarter-end during the period. The fund had no open options contracts on futures at July 31, 2025.
5. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund’s sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date,
50

Long-Term Treasury Fund
contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded in the Statement of Assets and Liabilities as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded in the Statement of Assets and Liabilities as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of swaptions are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the six months ended July 31, 2025, the fund’s average value of investments in swaptions purchased and swaptions written represented less than 1% of net assets, respectively, based on the average market values at each quarter-end during the period.
6. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended July 31, 2025, the fund’s average investments in long and short futures contracts represented 10% and 5% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
7. Swap Contracts: The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. The fund enters into inflation swap transactions to transfer inflation risk from one party to another through an exchange of cash flows. Under the terms of the swap, one party pays a fixed rate applied to a notional amount. In return, the other party pays a floating rate linked to an inflation index.
The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and
51

Long-Term Treasury Fund
Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended July 31, 2025, the fund’s average amounts of investments in interest rate swaps represented 3% of net assets, based on the average of notional amounts at each quarter-end during the period.
8. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
9. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
10. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
11. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2025, the fund had contributed to Vanguard capital in the amount of $74,000, representing less than 0.01% of the fund’s net assets and 0.03% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
52

Long-Term Treasury Fund
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	2,812,036	—	2,812,036
Temporary Cash Investments	29,376	—	—	29,376
Options Purchased	—	127	—	127
Total	29,376	2,812,163	—	2,841,539
Liabilities
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	—	(108,329)	—	(108,329)
Derivative Financial Instruments
Assets
Futures Contracts[1]	3,461	—	—	3,461
Swap Contracts	231[1]	—	—	231
Total	3,692	—	—	3,692
Liabilities
Futures Contracts[1]	(90)	—	—	(90)
Swap Contracts	(71)[1]	—	—	(71)
Total	(161)	—	—	(161)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of July 31, 2025, gross unrealized appreciation and depreciation for investments, derivatives, and sale commitments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	3,105,374
Gross Unrealized Appreciation	8,888
Gross Unrealized Depreciation	(269,284)
Net Unrealized Appreciation (Depreciation)	(260,396)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2025, the fund had available capital losses totaling $980,339,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended July 31, 2025, the fund purchased $4,396,622,000 of investment securities and sold $4,498,309,000 of investment securities, other than temporary cash investments.
F.	Capital share transactions for each class of shares were:

	Six Months Ended July 31, 2025		Year Ended January 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	59,304	7,387	153,810	18,508
Issued in Lieu of Cash Distributions	11,122	1,386	22,462	2,726
Redeemed	(128,963)	(16,283)	(177,377)	(21,433)
Net Increase (Decrease)—Investor Shares	(58,537)	(7,510)	(1,105)	(199)
Admiral Shares
Issued	427,902	54,112	1,022,178	123,744
Issued in Lieu of Cash Distributions	44,182	5,512	81,547	9,903
Redeemed	(340,557)	(42,882)	(1,089,412)	(131,923)
Net Increase (Decrease)—Admiral Shares	131,527	16,742	14,313	1,724
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
53

Long-Term Treasury Fund
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q322 092025
54

Financial Statements
For the six-months ended July 31, 2025
Vanguard Corporate Bond Funds
Vanguard Short-Term Investment-Grade Fund
Vanguard Intermediate-Term Investment-Grade Fund
Vanguard Long-Term Investment-Grade Fund

Contents
Short-Term Investment-Grade Fund	1
Intermediate-Term Investment-Grade Fund	49
Long-Term Investment-Grade Fund	90

Short-Term Investment-Grade Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (9.9%)
U.S. Government Securities (9.9%)
	United States Treasury Note/Bond	4.125%	10/31/2026	259,303	259,262
	United States Treasury Note/Bond	4.250%	11/30/2026	477,146	478,022
	United States Treasury Note/Bond	4.125%	1/31/2027	160,000	160,150
	United States Treasury Note/Bond	2.750%	4/30/2027	113,423	111,075
	United States Treasury Note/Bond	4.500%	5/15/2027	328,639	331,489
	United States Treasury Note/Bond	2.625%	5/31/2027	123,089	120,166
	United States Treasury Note/Bond	3.875%	5/31/2027	291,210	290,698
	United States Treasury Note/Bond	4.625%	6/15/2027	214,186	216,688
	United States Treasury Note/Bond	4.375%	7/15/2027	123,000	123,956
	United States Treasury Note/Bond	2.750%	7/31/2027	276,699	270,343
	United States Treasury Note/Bond	3.750%	8/15/2027	292,184	291,100
	United States Treasury Note/Bond	4.125%	10/31/2027	290,705	291,920
	United States Treasury Note/Bond	4.125%	11/15/2027	61,180	61,448
	United States Treasury Note/Bond	3.750%	12/31/2028	131,231	130,585
	United States Treasury Note/Bond	4.000%	1/31/2029	246,589	247,302
[1]	United States Treasury Note/Bond	4.625%	4/30/2029	262,931	269,360
	United States Treasury Note/Bond	4.500%	5/31/2029	244,716	249,725
	United States Treasury Note/Bond	3.250%	6/30/2029	71,803	70,070
	United States Treasury Note/Bond	4.250%	6/30/2029	200,000	202,375
	United States Treasury Note/Bond	4.000%	7/31/2029	307,732	308,597
	United States Treasury Note/Bond	4.375%	12/31/2029	141,660	144,139
[1,2,3]	United States Treasury Note/Bond	4.250%	1/31/2030	368,604	373,211
	United States Treasury Note/Bond	3.875%	4/30/2030	121,912	121,541
	United States Treasury Note/Bond	4.000%	5/31/2030	114,206	114,483
Total U.S. Government and Agency Obligations (Cost $5,235,266)					5,237,705
Asset-Backed/Commercial Mortgage-Backed Securities (6.0%)
[4,5]	Ally Auto Receivables Trust Class B Series 2023-1	5.760%	1/15/2029	5,924	6,048
[5]	Ally Auto Receivables Trust Class B Series 2024-1	5.160%	10/15/2029	4,804	4,859
[4,5]	Ally Auto Receivables Trust Class C Series 2023-1	5.960%	3/15/2029	4,759	4,862
[5]	Ally Auto Receivables Trust Class C Series 2024-1	5.410%	11/15/2029	3,456	3,503
[4,5]	Ally Auto Receivables Trust Class D Series 2023-1	6.740%	4/15/2034	3,095	3,179
[4,5]	Ally Auto Receivables Trust Class D Series 2023-A	7.330%	1/17/2034	3,285	3,407
[4,5]	Ally Auto Receivables Trust Class D Series 2024-1	5.800%	2/16/2032	3,408	3,451
[4,5]	Ally Bank Auto Credit-Linked Notes Class A2 Series 2024-B	4.970%	9/15/2032	4,782	4,804
[4,5]	Ally Bank Auto Credit-Linked Notes Class B Series 2024-A	5.827%	5/17/2032	1,199	1,213
[4,5]	Ally Bank Auto Credit-Linked Notes Class B Series 2024-B	5.117%	9/15/2032	3,417	3,430
[4,5]	Ally Bank Auto Credit-Linked Notes Class C Series 2024-A	6.022%	5/17/2032	1,193	1,205
[4,5]	Ally Bank Auto Credit-Linked Notes Class C Series 2024-B	5.215%	9/15/2032	2,541	2,541
[4,5]	Ally Bank Auto Credit-Linked Notes Class D Series 2024-A	6.315%	5/17/2032	654	661
[4,5]	Ally Bank Auto Credit-Linked Notes Class D Series 2024-B	5.410%	9/15/2032	1,882	1,881
[4,5]	American Heritage Auto Receivables Trust Class A4 Series 2024-1A	5.070%	6/17/2030	4,509	4,529
[4,5]	American Homes 4 Rent Trust Class A Series 2015-SFR2	3.732%	10/17/2052	2,813	2,802
[4,5]	American Homes 4 Rent Trust Class B Series 2015-SFR2	4.295%	10/17/2052	2,687	2,677
[5]	AmeriCredit Automobile Receivables Trust Class B Series 2024-1	5.380%	6/18/2029	22,240	22,490
[5]	AmeriCredit Automobile Receivables Trust Class C Series 2023-2	6.000%	7/18/2029	9,730	9,988
[4,5]	AMSR Trust Class A Series 2024-SFR2	4.150%	11/17/2041	16,895	16,489
[4,5]	AMSR Trust Class A Series 2025-SFR1	3.655%	6/17/2042	15,797	14,982
[4,5]	AMSR Trust Class B Series 2024-SFR2	4.150%	11/17/2041	11,101	10,699
[4,5]	AutoNation Finance Trust Class C Series 2025-1A	5.190%	12/10/2030	3,580	3,614
[4,5]	AutoNation Finance Trust Class D Series 2025-1A	5.630%	9/10/2032	4,630	4,676
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2023-5A	5.780%	4/20/2028	2,772	2,816
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2023-7A	5.900%	8/21/2028	2,450	2,503
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2023-8A	6.020%	2/20/2030	15,544	16,223
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2024-1A	5.360%	6/20/2030	11,201	11,462
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2024-3A	5.230%	12/20/2030	10,765	10,977
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2025-1A	4.800%	8/20/2029	6,780	6,816
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2025-2A	5.120%	8/20/2031	9,490	9,629
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class B Series 2024-3A	5.580%	12/20/2030	6,180	6,284

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class B Series 2025-1A	5.240%	8/20/2029	1,690	1,699
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class B Series 2025-2A	5.510%	8/20/2031	2,500	2,521
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class C Series 2022-5A	6.240%	4/20/2027	2,914	2,920
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class C Series 2023-1A	6.230%	4/20/2029	4,842	4,915
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class C Series 2023-2A	6.180%	10/20/2027	1,480	1,486
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class C Series 2025-1A	5.870%	8/20/2029	1,130	1,141
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class C Series 2025-2A	6.240%	8/20/2031	1,160	1,189
[5,6]	Banc of America Commercial Mortgage Trust Class C Series 2015-UBS7	4.278%	9/15/2048	1,519	1,376
[5,6]	Banc of America Funding Trust Class 2A2 Series 2006-H	4.968%	9/20/2046	2,217	1,840
[5]	BANK Class A3 Series 2019-BNK23	2.920%	12/15/2052	8,650	8,033
[5]	BANK Class A3 Series 2019-BNK24	2.960%	11/15/2062	11,703	10,859
[5]	BANK Class A4 Series 2017-BNK4	3.625%	5/15/2050	3,692	3,620
[5]	BANK Class A4 Series 2017-BNK7	3.175%	9/15/2060	773	754
[5]	BANK Class A4 Series 2017-BNK8	3.488%	11/15/2050	6,207	5,976
[5,6]	BANK Class A4 Series 2018-BNK15	4.407%	11/15/2061	1,348	1,338
[5]	BANK Class A4 Series 2019-BNK16	4.005%	2/15/2052	3,127	3,051
[5]	BANK Class A5 Series 2017-BNK7	3.435%	9/15/2060	2,961	2,887
[4,5]	Bank of America Auto Trust Class A4 Series 2023-1A	5.390%	7/16/2029	3,276	3,312
[5]	Bank of America Merrill Lynch Commercial Mortgage Trust Class A4 Series 2017-BNK3	3.574%	2/15/2050	4,518	4,446
[5]	BANK5 Class A3 Series 2024-5YR7	5.769%	6/15/2057	20,122	20,821
[5]	BANK5 Class A3 Series 2024-5YR9	5.614%	8/15/2057	19,486	20,095
[5]	Barclays Commercial Mortgage Trust Class A4 Series 2019-C3	3.583%	5/15/2052	9,947	9,542
[5]	Barclays Commercial Mortgage Trust Class A4 Series 2019-C5	3.063%	11/15/2052	2,724	2,545
[4,5]	Bayview Opportunity Master Fund VII Trust Class B Series 2024-SN1	5.670%	8/15/2028	3,864	3,887
[4,5]	Bayview Opportunity Master Fund VII Trust Class C Series 2024-SN1	5.830%	12/15/2028	4,329	4,373
[4,5]	Bayview Opportunity Master Fund VII Trust Class D Series 2024-SN1	6.360%	7/16/2029	5,221	5,342
[5]	BBCMS Mortgage Trust Class A1 Series 2022-C16	4.021%	6/15/2055	2,816	2,792
[5]	BBCMS Mortgage Trust Class A3 Series 2024-5C29	5.208%	9/15/2057	4,955	5,036
[5]	BBCMS Mortgage Trust Class A5 Series 2018-C2	4.314%	12/15/2051	12,643	12,368
[5,6]	BBCMS Mortgage Trust Class AS Series 2024-5C25	6.358%	3/15/2057	10,175	10,560
[5,6]	Bear Stearns ARM Trust Class 1A1 Series 2007-3	4.211%	5/25/2047	2,986	2,678
[5,6]	Bear Stearns ARM Trust Class 2A1 Series 2006-4	4.292%	10/25/2036	3,058	2,676
[5]	Benchmark Mortgage Trust Class A3 Series 2024-V6	5.926%	3/15/2057	12,149	12,603
[5]	Benchmark Mortgage Trust Class A3 Series 2024-V10	5.277%	9/15/2057	6,587	6,712
[5]	Benchmark Mortgage Trust Class A4 Series 2018-B8	3.963%	1/15/2052	2,487	2,441
[5,6]	Benchmark Mortgage Trust Class A5 Series 2018-B1	3.666%	1/15/2051	14,344	13,984
[5]	BMO Mortgage Trust Class A3 Series 2024-5C3	5.739%	2/15/2057	12,386	12,755
[5,6]	BMO Mortgage Trust Class A3 Series 2024-5C4	6.526%	5/15/2057	8,514	8,994
[5,6]	BMO Mortgage Trust Class A3 Series 2024-5C8	5.625%	12/15/2057	5,215	5,374
[5]	Bridgecrest Lending Auto Securitization Trust Class C Series 2025-3	5.110%	5/15/2031	6,170	6,163
[4,5]	BX Trust Class A Series 2019-OC11	3.202%	12/9/2041	2,310	2,153
[4,5,6]	Capital Street Master Trust Class A Series 2024-1, SOFR30A + 1.350%	5.693%	10/16/2028	4,116	4,114
[4,5,6,7]	Capital Street Master Trust, SOFR30A + 1.100%	5.450%	8/16/2029	16,440	16,440
[5]	CarMax Auto Owner Trust Class A4 Series 2024-4	4.640%	4/15/2030	7,177	7,233
[5]	CarMax Auto Owner Trust Class B Series 2024-4	4.820%	5/15/2030	2,308	2,324
[5]	CarMax Auto Owner Trust Class B Series 2025-1	5.110%	9/16/2030	1,472	1,495
[5]	CarMax Auto Owner Trust Class C Series 2024-3	5.280%	3/15/2030	2,326	2,359
[5]	CarMax Auto Owner Trust Class C Series 2024-4	4.970%	6/17/2030	2,526	2,545
[5]	CarMax Auto Owner Trust Class C Series 2025-1	5.260%	10/15/2030	2,744	2,786
[5]	CarMax Auto Owner Trust Class C Series 2025-3	4.880%	4/15/2031	2,330	2,336
[5]	CarMax Auto Owner Trust Class D Series 2024-3	5.670%	1/15/2031	1,652	1,681
[5]	CarMax Auto Owner Trust Class D Series 2024-4	5.360%	8/15/2031	2,052	2,080
[5]	CarMax Auto Owner Trust Class D Series 2025-1	5.600%	7/15/2031	2,317	2,359
[5]	CarMax Auto Owner Trust Class D Series 2025-2	5.740%	10/15/2031	2,240	2,290
[5]	CarMax Auto Owner Trust Class D Series 2025-3	5.220%	5/17/2032	2,700	2,707
[5]	Carvana Auto Receivables Trust Class A4 Series 2021-P3	1.030%	6/10/2027	7,798	7,677
[5]	CD Mortgage Trust Class A3 Series 2018-CD7	4.013%	8/15/2051	14,754	14,425
[5]	CD Mortgage Trust Class A4 Series 2016-CD1	2.724%	8/10/2049	3,464	3,347
[5]	CD Mortgage Trust Class A4 Series 2017-CD3	3.631%	2/10/2050	5,083	4,890
[5,6]	CD Mortgage Trust Class A4 Series 2017-CD4	3.514%	5/10/2050	6,663	6,517
[5,6]	CD Mortgage Trust Class AM Series 2017-CD6	3.709%	11/13/2050	2,696	2,590
[5,6]	CD Mortgage Trust Class AS Series 2017-CD5	3.684%	8/15/2050	4,206	4,069
[5,6]	CD Mortgage Trust Class C Series 2016-CD1	3.631%	8/10/2049	3,150	2,087
[5,6]	CD Mortgage Trust Class C Series 2018-CD7	4.839%	8/15/2051	2,686	2,470
[4,5,6]	CENT Trust Class A Series 2025-CITY	5.091%	7/10/2040	9,960	9,994
[5]	CFCRE Commercial Mortgage Trust Class A4 Series 2016-C4	3.283%	5/10/2058	4,806	4,764
[4,5]	Chase Auto Credit Linked Notes Class D Series 2025-1	5.047%	2/25/2033	1,088	1,090
[4,5]	Chase Auto Owner Trust Class A4 Series 2024-1A	5.050%	10/25/2029	6,217	6,310
[4,5]	Chase Auto Owner Trust Class B Series 2024-1A	5.160%	11/26/2029	1,756	1,785
[4,5]	Chase Auto Owner Trust Class B Series 2024-3A	5.280%	1/25/2030	4,091	4,171

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5]	Chase Auto Owner Trust Class B Series 2024-4A	5.230%	4/25/2030	6,739	6,850
[4,5]	Chase Auto Owner Trust Class C Series 2024-1A	5.360%	1/25/2030	1,642	1,668
[4,5]	Chase Auto Owner Trust Class C Series 2024-3A	5.410%	2/28/2030	2,753	2,801
[4,5]	Chase Auto Owner Trust Class C Series 2024-4A	5.460%	7/25/2030	7,289	7,414
[4,5]	Chase Auto Owner Trust Class C Series 2024-5A	4.620%	8/26/2030	3,654	3,620
[4,5]	Chase Auto Owner Trust Class C Series 2025-1A	4.930%	12/26/2030	2,020	2,019
[4,5]	Chase Auto Owner Trust Class D Series 2024-1A	5.870%	6/25/2031	2,580	2,637
[4,5]	Chase Auto Owner Trust Class D Series 2024-3A	5.870%	9/25/2031	5,190	5,303
[4,5]	Chase Auto Owner Trust Class D Series 2024-4A	5.790%	11/25/2031	2,510	2,557
[4,5]	Chase Auto Owner Trust Class D Series 2025-1A	5.240%	11/26/2032	2,150	2,150
[5,6]	CHL Mortgage Pass Through Trust Class 1A1 Series 2006-HYB1	4.937%	3/20/2036	2,093	1,945
[5,6]	CHL Mortgage Pass Through Trust Class 3A1 Series 2007-HYB2	4.365%	2/25/2047	2,599	2,261
[5]	Citigroup Commercial Mortgage Trust Class A3 Series 2017-P8	3.203%	9/15/2050	2,507	2,441
[5]	Citigroup Commercial Mortgage Trust Class A4 Series 2015-GC31	3.762%	6/10/2048	1,766	1,730
[5]	Citigroup Commercial Mortgage Trust Class A4 Series 2017-C4	3.471%	10/12/2050	4,755	4,631
[5]	Citigroup Commercial Mortgage Trust Class A4 Series 2018-B2	4.009%	3/10/2051	5,267	5,167
[5,6]	Citigroup Commercial Mortgage Trust Class A4 Series 2018-C5	4.228%	6/10/2051	4,043	3,984
[5]	Citigroup Commercial Mortgage Trust Class A4 Series 2019-C7	3.102%	12/15/2072	17,538	16,396
[5]	Citigroup Commercial Mortgage Trust Class B Series 2017-P8	4.192%	9/15/2050	3,607	3,249
[5,6]	Citigroup Commercial Mortgage Trust Class C Series 2015-GC33	4.545%	9/10/2058	3,797	3,212
[5,6]	Citigroup Commercial Mortgage Trust Class C Series 2017-P8	4.252%	9/15/2050	2,050	1,574
[5,6]	Citigroup Mortgage Loan Trust Class 2A1A Series 2007-AR8	5.078%	7/25/2037	143	127
[4,5]	Citizens Auto Receivables Trust Class A4 Series 2024-1	5.030%	10/15/2030	3,446	3,468
[4,5]	CLI Funding IX LLC Class A Series 2024-1A	5.630%	7/20/2049	20,621	20,718
[4,5]	COMM Mortgage Trust Class B Series 2013-CR6	3.397%	3/10/2046	798	768
[4,5]	Compass Datacenters Issuer III LLC	5.286%	7/25/2050	27,070	27,078
[4,5]	Concord Music Royalties LLC	5.507%	7/20/2075	30,890	30,860
[5]	CSAIL Commercial Mortgage Trust Class A4 Series 2019-C17	2.763%	9/17/2052	1,277	1,183
[5]	CSAIL Commercial Mortgage Trust Class A5 Series 2016-C7	3.502%	11/15/2049	4,910	4,829
[5,6]	CSAIL Commercial Mortgage Trust Class C Series 2015-C3	4.240%	8/15/2048	4,176	3,559
[4,5]	DB Master Finance LLC Class A23 Series 2019-1A	4.352%	5/20/2049	5,838	5,705
[5]	DBJPM Mortgage Trust Class A5 Series 2017-C6	3.328%	6/10/2050	3,360	3,276
[5]	DBJPM Mortgage Trust Class A5 Series 2020-C9	1.926%	8/15/2053	10,442	9,161
[4,5]	Dell Equipment Finance Trust Class B Series 2024-2	4.820%	8/22/2030	2,137	2,143
[4,5]	Dell Equipment Finance Trust Class C Series 2024-2	4.990%	8/22/2030	1,500	1,505
[4,5]	Dell Equipment Finance Trust Class D Series 2024-2	5.290%	2/24/2031	870	874
[4,5]	Dell Equipment Finance Trust Class D Series 2025-1	5.640%	8/22/2031	1,500	1,519
[4,5]	DLLAA LLC Class A4 Series 2023-1A	5.730%	10/20/2031	2,591	2,652
[4,5]	DLLST LLC Class A4 Series 2024-1A	4.930%	4/22/2030	1,063	1,068
[4,5]	Domino's Pizza Master Issuer LLC Class A2 Series 2019-1A	3.668%	10/25/2049	17,964	17,029
[5]	Drive Auto Receivables Trust Class B Series 2024-1	5.310%	1/16/2029	11,780	11,808
[5]	Drive Auto Receivables Trust Class B Series 2024-2	4.520%	7/16/2029	16,146	16,116
[5]	Drive Auto Receivables Trust Class C Series 2024-1	5.430%	11/17/2031	13,792	13,924
[5]	Drive Auto Receivables Trust Class C Series 2024-2	4.670%	5/17/2032	17,276	17,221
[5]	Drive Auto Receivables Trust Class D Series 2024-2	4.940%	5/17/2032	25,144	25,041
[5]	Drive Auto Receivables Trust Class D Series 2025-1	5.410%	9/15/2032	36,420	36,750
[4,5,6]	Edsouth Indenture No. 9 LLC Class A Series 2015-1, SOFR30A + 0.914%	5.264%	10/25/2056	3,952	3,926
[4,5]	EDvestinU Private Education Loan Issue No. 1 LLC Class A Series 2019-A	3.580%	11/25/2038	1,325	1,295
[4,5]	Enterprise Fleet Financing LLC Class A4 Series 2024-3	5.060%	3/20/2031	4,083	4,146
[4,5]	Evergreen Credit Card Trust Class B Series 2025-CRT5	5.240%	5/15/2029	4,462	4,494
[4,5]	Evergreen Credit Card Trust Class C Series 2025-CRT5	5.530%	5/15/2029	3,838	3,861
[5]	Exeter Select Automobile Receivables Trust Class B Series 2025-2	4.630%	11/17/2031	1,240	1,236
[4,5,6,8]	Fannie Mae Connecticut Avenue Securities Class 2A1 Series 2025-R05, SOFR30A + 1.000%	5.319%	7/25/2045	10,750	10,760
[4,5,6,8]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2024-R04, SOFR30A + 1.000%	5.350%	5/25/2044	5,449	5,450
[4,5,6,8]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2024-R06, SOFR30A + 1.150%	5.500%	9/25/2044	10,755	10,776
[4,5,6,8]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2025-R01, SOFR30A + 0.950%	5.300%	1/25/2045	8,978	8,972
[4,5,6,8]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2025-R02, SOFR30A + 1.000%	5.350%	2/25/2045	8,518	8,518
[4,5,6,8]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2025-R04, SOFR30A + 1.000%	5.350%	5/25/2045	4,446	4,446
[4,5,6,8]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2023-R06, SOFR30A + 1.700%	6.050%	7/25/2043	1,377	1,385
[4,5,6,8]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2024-R01, SOFR30A + 1.050%	5.400%	1/25/2044	17,216	17,211
[4,5,6,8]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2024-R02, SOFR30A + 1.100%	5.450%	2/25/2044	2,073	2,073
[4,5,6,8]	Fannie Mae Connecticut Avenue Securities Trust Class 2A1 Series 2024-R05, SOFR30A + 1.000%	5.350%	7/25/2044	13,468	13,483
[4,5,6,8]	Fannie Mae Connecticut Avenue Securities Trust Class 2M1 Series 2023-R07, SOFR30A + 1.950%	6.300%	9/25/2043	4,901	4,935
[4,5]	FCCU Auto Receivables Trust Class A4 Series 2025-1A	5.180%	5/15/2031	4,950	4,990
[5,6]	First Horizon Mortgage Pass Through Trust Class 1A1 Series 2006-AR3	4.375%	11/25/2036	1,157	616
[5,6]	First Horizon Mortgage Pass Through Trust Class 1A1 Series 2006-AR4	5.038%	1/25/2037	2,570	1,227
[5]	First National Master Note Trust Class A Series 2023-2	5.770%	9/15/2029	3,702	3,756
[5,6]	Five Mortgage Trust Class A3 Series 2023-V1	5.668%	2/10/2056	807	822
[5]	Ford Credit Auto Lease Trust Class B Series 2024-A	5.290%	6/15/2027	3,893	3,912
[5]	Ford Credit Auto Lease Trust Class B Series 2025-A	4.960%	2/15/2029	3,645	3,667

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Ford Credit Auto Lease Trust Class C Series 2023-B	6.430%	4/15/2027	9,721	9,816
[4,5]	Ford Credit Auto Owner Trust Class A Series 2023-1	4.850%	8/15/2035	14,517	14,684
[4,5]	Ford Credit Auto Owner Trust Class A Series 2023-2	5.280%	2/15/2036	8,658	8,874
[4,5]	Ford Credit Auto Owner Trust Class A Series 2024-1	4.870%	8/15/2036	32,329	32,842
[4,5]	Ford Credit Auto Owner Trust Class B Series 2020-2	1.490%	4/15/2033	5,791	5,749
[5]	Ford Credit Auto Owner Trust Class B Series 2023-C	5.930%	8/15/2029	10,660	10,940
[4,5]	Ford Credit Auto Owner Trust Class B Series 2024-1	5.240%	8/15/2036	12,636	12,816
[5]	Ford Credit Auto Owner Trust Class B Series 2024-A	5.260%	11/15/2029	8,439	8,562
[5]	Ford Credit Auto Owner Trust Class B Series 2024-B	5.230%	5/15/2030	15,283	15,491
[5]	Ford Credit Auto Owner Trust Class B Series 2024-C	4.400%	8/15/2030	18,063	17,966
[5]	Ford Credit Auto Owner Trust Class B Series 2024-D	4.880%	9/15/2030	3,399	3,427
[5]	Ford Credit Auto Owner Trust Class B Series 2025-A	4.890%	2/15/2031	11,260	11,328
[4,5]	Ford Credit Auto Owner Trust Class C Series 2021-1	1.910%	10/17/2033	6,076	5,944
[5]	Ford Credit Auto Owner Trust Class C Series 2023-C	6.370%	5/15/2031	11,827	12,211
[4,5]	Ford Credit Floorplan Master Owner Trust A Class A Series 2024-4	4.400%	9/15/2031	34,873	34,808
[4,5]	Ford Credit Floorplan Master Owner Trust A Class B Series 2024-3	4.500%	9/15/2029	11,012	10,971
[4,5]	Ford Credit Floorplan Master Owner Trust A Class B Series 2024-4	4.610%	9/15/2031	4,471	4,434
[4,5]	Ford Credit Floorplan Master Owner Trust Class A Series 2024-2	5.240%	4/15/2031	25,495	26,164
[4,5]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2024-1	5.290%	4/15/2029	18,111	18,364
[5]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2025-1	4.630%	4/15/2030	57,470	57,871
[4,5]	Ford Credit Floorplan Master Owner Trust Class B Series 2024-1	5.480%	4/15/2029	15,139	15,297
[4,5]	Ford Credit Floorplan Master Owner Trust Class B Series 2024-2	5.560%	4/15/2031	10,384	10,645
[5]	Ford Credit Floorplan Master Owner Trust Class B Series 2025-1	4.840%	4/15/2030	6,630	6,637
[4,5,6,8]	Freddie Mac STACR REMICS Trust Class A1 Series 2023-HQA3, SOFR30A + 1.850%	6.200%	11/25/2043	3,724	3,767
[4,5,6,8]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-DNA1, SOFR30A + 1.350%	5.700%	2/25/2044	21,003	21,101
[4,5,6,8]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-DNA2, SOFR30A + 1.250%	5.600%	5/25/2044	20,577	20,661
[4,5,6,8]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-DNA3, SOFR30A + 1.050%	5.400%	10/25/2044	1,661	1,662
[4,5,6,8]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-HQA1, SOFR30A + 1.250%	5.600%	3/25/2044	11,733	11,766
[4,5,6,8]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-HQA2, SOFR30A + 1.250%	5.600%	8/25/2044	17,553	17,630
[4,5,6,8]	Freddie Mac STACR REMICS Trust Class A1 Series 2025-DNA1, SOFR30A + 0.950%	5.300%	1/25/2045	3,605	3,607
[4,5,6,8]	Freddie Mac STACR REMICS Trust Class A1 Series 2025-DNA2, SOFR30A + 1.100%	5.450%	5/25/2045	11,155	11,166
[4,5,6,8]	Freddie Mac STACR REMICS Trust Class A1 Series 2025-HQA1, SOFR30A + 0.950%	5.300%	2/25/2045	7,054	7,050
[5]	GM Financial Automobile Leasing Trust Class B Series 2024-2	5.560%	5/22/2028	5,084	5,129
[5]	GM Financial Automobile Leasing Trust Class B Series 2024-3	4.490%	10/20/2028	12,292	12,203
[5]	GM Financial Automobile Leasing Trust Class B Series 2025-1	4.890%	2/20/2029	9,056	9,082
[5]	GM Financial Automobile Leasing Trust Class C Series 2025-2	5.040%	10/22/2029	5,790	5,808
[5]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2023-1	4.590%	7/17/2028	817	819
[5]	GM Financial Consumer Automobile Receivables Trust Class B Series 2024-1	5.160%	8/16/2029	2,203	2,235
[5]	GM Financial Consumer Automobile Receivables Trust Class B Series 2024-2	5.280%	10/16/2029	3,370	3,416
[5]	GM Financial Consumer Automobile Receivables Trust Class B Series 2024-3	5.390%	1/16/2030	7,177	7,304
[5]	GM Financial Consumer Automobile Receivables Trust Class B Series 2024-4	4.670%	5/16/2030	2,298	2,304
[5]	GM Financial Consumer Automobile Receivables Trust Class B Series 2025-1	5.000%	8/16/2030	1,415	1,435
[5]	GM Financial Consumer Automobile Receivables Trust Class C Series 2025-3	4.730%	1/18/2033	1,180	1,180
[4,5]	GM Financial Revolving Receivables Trust Class A Series 2023-1	5.120%	4/11/2035	8,548	8,702
[4,5]	GM Financial Revolving Receivables Trust Class A Series 2023-2	5.770%	8/11/2036	9,473	9,884
[4,5]	GM Financial Revolving Receivables Trust Class A Series 2024-1	4.980%	12/11/2036	17,541	17,882
[4,5]	GM Financial Revolving Receivables Trust Class B Series 2021-1	1.490%	6/12/2034	1,776	1,714
[4,5]	GM Financial Revolving Receivables Trust Class B Series 2023-2	6.210%	8/11/2036	3,740	3,922
[4,5]	GM Financial Revolving Receivables Trust Class B Series 2024-1	5.230%	12/11/2036	4,994	5,086
[4,5]	GM Financial Revolving Receivables Trust Class B Series 2025-1	4.800%	12/11/2037	2,431	2,439
[4,5]	GM Financial Revolving Receivables Trust Class C Series 2021-1	1.670%	6/12/2034	3,209	3,096
[4,5]	GM Financial Revolving Receivables Trust Class C Series 2025-1	5.000%	12/11/2037	17,066	17,071
[5,6]	GMACM Mortgage Loan Trust Class 3A1 Series 2005-AR6	3.846%	11/19/2035	244	213
[4,5]	GMF Floorplan Owner Revolving Trust Class A Series 2023-2	5.340%	6/15/2030	7,433	7,625
[4,5]	GMF Floorplan Owner Revolving Trust Class A Series 2024-2A	5.060%	3/15/2031	22,026	22,445
[4,5]	GMF Floorplan Owner Revolving Trust Class B Series 2024-1A	5.330%	3/15/2029	6,816	6,866
[4,5]	GMF Floorplan Owner Revolving Trust Class B Series 2024-2A	5.350%	3/15/2031	2,853	2,899
[4,5]	GMF Floorplan Owner Revolving Trust Class B Series 2024-4A	4.980%	11/15/2029	5,848	5,879
[4,5]	GMF Floorplan Owner Revolving Trust Class C Series 2025-2A	4.960%	3/15/2030	4,450	4,466
[5]	GS Mortgage Securities Trust Class A3 Series 2017-GS6	3.433%	5/10/2050	2,374	2,315
[5,6]	GS Mortgage Securities Trust Class A4 Series 2018-GS9	3.992%	3/10/2051	4,736	4,646
[5,6]	GS Mortgage Securities Trust Class A5 Series 2018-GS10	4.155%	7/10/2051	3,668	3,570
[5]	GS Mortgage Securities Trust Class A5 Series 2020-GC45	2.911%	2/13/2053	3,577	3,312
[5]	GS Mortgage Securities Trust Class A5 Series 2020-GC47	2.377%	5/12/2053	11,684	10,497
[5]	GS Mortgage Securities Trust Class AS Series 2020-GC47	2.731%	5/12/2053	890	788
[5,6]	GS Mortgage Securities Trust Class C Series 2014-GC24	4.440%	9/10/2047	16,663	13,292
[5,6]	GS Mortgage Securities Trust Class C Series 2015-GC34	4.635%	10/10/2048	3,778	2,605
[4,5]	Hertz Vehicle Financing III LLC Class B Series 2024-1A	6.120%	1/25/2029	10,024	10,163
[4,5]	Hertz Vehicle Financing III LLC Class C Series 2024-1A	6.700%	1/25/2029	6,322	6,408
[4,5]	Hertz Vehicle Financing LLC Class A Series 2022-2A	2.330%	6/26/2028	6,294	6,037

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5]	HPEFS Equipment Trust Class B Series 2024-2A	5.350%	10/20/2031	3,095	3,118
[4,5]	HPEFS Equipment Trust Class C Series 2024-1A	5.330%	5/20/2031	5,725	5,752
[4,5]	HPEFS Equipment Trust Class C Series 2024-2A	5.520%	10/20/2031	9,683	9,787
[4,5]	HPEFS Equipment Trust Class C Series 2025-1A	4.790%	9/20/2032	4,490	4,482
[4,5]	HPEFS Equipment Trust Class D Series 2024-1A	5.820%	11/20/2031	7,129	7,197
[4,5]	HPEFS Equipment Trust Class D Series 2024-2A	5.820%	4/20/2032	5,041	5,114
[4,5]	HPEFS Equipment Trust Class D Series 2025-1A	4.990%	3/21/2033	7,850	7,832
[4,5]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2024-1	6.153%	5/20/2032	5,394	5,462
[4,5]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2024-2	5.442%	10/20/2032	9,114	9,172
[4,5]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2025-1	5.446%	3/21/2033	19,565	19,569
[4,5]	Hyundai Auto Lease Securitization Trust Class B Series 2024-B	5.560%	8/15/2028	5,032	5,082
[4,5]	Hyundai Auto Lease Securitization Trust Class B Series 2025-A	5.150%	6/15/2029	4,785	4,821
[5]	Hyundai Auto Receivables Trust Class A Series 2025-A	4.760%	6/15/2032	11,153	11,188
[5]	Hyundai Auto Receivables Trust Class B Series 2023-C	6.010%	12/17/2029	13,184	13,615
[5]	Hyundai Auto Receivables Trust Class B Series 2024-A	5.140%	1/15/2031	7,252	7,365
[5]	Hyundai Auto Receivables Trust Class B Series 2024-B	5.040%	9/16/2030	5,905	5,994
[5]	Hyundai Auto Receivables Trust Class B Series 2024-C	4.670%	1/15/2031	2,241	2,255
[5]	Hyundai Auto Receivables Trust Class B Series 2025-A	4.610%	4/15/2031	3,931	3,943
[5]	Hyundai Auto Receivables Trust Class C Series 2024-A	5.270%	7/15/2031	5,990	6,093
[5]	Hyundai Auto Receivables Trust Class C Series 2024-B	5.290%	10/15/2031	11,281	11,496
[5]	Hyundai Auto Receivables Trust Class C Series 2024-C	4.860%	2/17/2032	6,161	6,199
[5]	Hyundai Auto Receivables Trust Class C Series 2025-B	4.920%	7/15/2032	5,960	6,017
[4,5,6]	JP Morgan Chase Commercial Mortgage Securities Trust Class D Series 2010-C2	5.583%	11/15/2043	608	580
[5]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2015-C32	3.598%	11/15/2048	7,253	7,185
[5]	JPMCC Commercial Mortgage Securities Trust Class A4 Series 2017-JP6	3.224%	7/15/2050	5,723	5,578
[5]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP5	3.723%	3/15/2050	5,666	5,567
[5]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2018-C8	4.211%	6/15/2051	3,797	3,747
[5]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2017-C7	3.409%	10/15/2050	5,403	5,224
[4,5]	Kubota Credit Owner Trust Class A4 Series 2023-1A	5.070%	2/15/2029	3,541	3,566
[4,5]	LAD Auto Receivables Trust Class A4 Series 2024-3A	4.600%	12/17/2029	4,585	4,595
[4,5]	LAD Auto Receivables Trust Class B Series 2024-2A	5.500%	7/16/2029	2,925	2,978
[4,5]	LAD Auto Receivables Trust Class B Series 2024-3A	4.740%	1/15/2030	4,984	4,992
[4,5]	LAD Auto Receivables Trust Class C Series 2024-2A	5.660%	10/15/2029	1,719	1,759
[4,5]	LAD Auto Receivables Trust Class C Series 2024-3A	4.930%	3/15/2030	4,054	4,073
[4,5]	LAD Auto Receivables Trust Class C Series 2025-1A	5.110%	7/15/2030	5,041	5,087
[4,5]	LAD Auto Receivables Trust Class D Series 2024-2A	6.370%	10/15/2031	1,444	1,503
[4,5]	LAD Auto Receivables Trust Class D Series 2024-3A	5.180%	2/17/2032	2,772	2,791
[4,5]	LAD Auto Receivables Trust Class D Series 2025-1A	5.520%	5/17/2032	10,546	10,705
[4,5,9]	Lyra Music Assets Delaware LP Class A2 Series 2025-1A	5.604%	9/20/2065	22,730	22,730
[4,5]	M&T Bank Auto Receivables Trust Class A4 Series 2024-1A	5.150%	2/17/2032	7,784	7,918
[5,6]	MASTR Adjustable Rate Mortgages Trust Class 5A1 Series 2004-3	6.466%	4/25/2034	19	19
[5,6]	Merrill Lynch Mortgage Investors Trust MLMI Class 2A Series 2003-A4	6.683%	7/25/2033	92	89
[5,6]	Merrill Lynch Mortgage Investors Trust MLMI Class 2A2 Series 2003-A2, TSFR6M + 1.928%	6.069%	2/25/2033	128	123
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2017-C34	3.536%	11/15/2052	2,349	2,296
[5,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2013-C10	3.979%	7/15/2046	3,201	2,819
[5]	Morgan Stanley Capital I Class ASB Series 2017-HR2	3.509%	12/15/2050	2,473	2,442
[4,5]	Morgan Stanley Capital I Trust Class A Series 2014-150E	3.912%	9/9/2032	7,551	6,749
[5,6]	Morgan Stanley Capital I Trust Class A4 Series 2018-L1	4.407%	10/15/2051	5,405	5,340
[5]	Morgan Stanley Capital I Trust Class A4 Series 2019-L3	3.127%	11/15/2052	3,294	3,091
[5,6]	Morgan Stanley Capital I Trust Class AS Series 2018-L1	4.637%	10/15/2051	3,379	3,293
[5,6]	Morgan Stanley Mortgage Loan Trust Class 5A1 Series 2006-8AR	6.070%	6/25/2036	1,236	1,198
[4,5]	MSBAM Commercial Mortgage Securities Trust Class A2 Series 2012-CKSV	3.277%	10/15/2030	11,809	11,189
[4,5]	Navient Education Loan Trust Class A Series 2025-A	5.020%	7/15/2055	10,500	10,543
[4,5]	Navient Private Education Loan Trust Class A2A Series 2018-BA	3.610%	12/15/2059	880	876
[4,5,6]	Navient Student Loan Trust Class A1B Series 2023-BA, SOFR30A + 1.700%	6.004%	3/15/2072	763	769
[4,5]	Navistar Financial Dealer Note Master Owner Trust Class A Series 2024-1	5.590%	4/25/2029	4,604	4,633
[5]	Nissan Auto Lease Trust Class B Series 2025-A	5.030%	2/15/2029	3,988	4,021
[5]	Nissan Auto Lease Trust Class C Series 2025-A	5.110%	6/15/2029	5,392	5,429
[5]	Nissan Auto Lease Trust Class C Series 2025-B	4.810%	11/15/2029	3,280	3,273
[4,5]	Onemain Financial Issuance Trust Class A Series 2025-1A	4.820%	7/14/2038	52,795	52,896
[4,5]	Onemain Financial Issuance Trust Class B Series 2025-1A	5.050%	7/14/2038	5,820	5,837
[4,5]	Progress Residential Trust Class A Series 2022-SFR3	3.200%	4/17/2039	3,344	3,257
[4,5]	Progress Residential Trust Class A Series 2022-SFR5	4.451%	6/17/2039	2,759	2,748
[4,5]	Progress Residential Trust Class A Series 2024-SFR1	3.350%	2/17/2041	7,626	7,276
[4,5]	Progress Residential Trust Class A Series 2024-SFR2	3.300%	4/17/2041	7,108	6,755
[4,5]	Progress Residential Trust Class A Series 2024-SFR3	3.000%	6/17/2041	10,614	9,953
[4,5]	Progress Residential Trust Class A Series 2024-SFR4	3.100%	7/17/2041	18,963	17,835
[4,5]	Progress Residential Trust Class A Series 2024-SFR5	3.000%	8/9/2029	20,793	19,423
[4,5]	Progress Residential Trust Class A Series 2025-SFR1	3.400%	2/17/2042	19,253	18,190
[4,5]	Progress Residential Trust Class A Series 2025-SFR2	3.305%	4/17/2042	7,960	7,457

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5]	Progress Residential Trust Class A Series 2025-SFR3	3.390%	7/17/2042	16,560	15,488
[4,5]	Progress Residential Trust Class B Series 2022-SFR3	3.600%	4/17/2039	1,590	1,549
[4,5]	Progress Residential Trust Class B Series 2022-SFR5	4.896%	6/17/2039	2,705	2,696
[4,5]	Progress Residential Trust Class B Series 2025-SFR1	3.650%	2/17/2042	3,626	3,413
[4,5]	Progress Residential Trust Class B Series 2025-SFR3	3.390%	7/17/2042	6,680	6,124
[4,5]	RCKT Trust Class B Series 2025-1A	4.990%	7/25/2034	1,060	1,059
[5,6]	RFMSI Trust Class 2A1 Series 2006-SA2	5.567%	8/25/2036	4,621	3,254
[5,6]	RFMSI Trust Class 2A1 Series 2006-SA3	6.257%	9/25/2036	1,704	897
[4,5]	Santander Bank Auto Credit-Linked Notes Class A2 Series 2024-A	5.605%	6/15/2032	671	678
[4,5]	Santander Bank Auto Credit-Linked Notes Class B Series 2023-B	5.640%	12/15/2033	750	753
[4,5]	Santander Bank Auto Credit-Linked Notes Class B Series 2024-A	5.622%	6/15/2032	3,630	3,649
[4,5]	Santander Bank Auto Credit-Linked Notes Class B Series 2024-B	4.965%	1/18/2033	1,490	1,489
[4,5]	Santander Bank Auto Credit-Linked Notes Class C Series 2023-B	5.933%	12/15/2033	1,612	1,624
[4,5]	Santander Bank Auto Credit-Linked Notes Class C Series 2024-A	5.818%	6/15/2032	2,298	2,311
[4,5]	Santander Bank Auto Credit-Linked Notes Class C Series 2024-B	5.141%	1/18/2033	2,400	2,399
[4,5]	Santander Bank Auto Credit-Linked Notes Class D Series 2023-B	6.663%	12/15/2033	3,331	3,365
[4,5]	Santander Bank Auto Credit-Linked Notes Class D Series 2024-A	6.110%	6/15/2032	2,801	2,826
[4,5]	Santander Bank Auto Credit-Linked Notes Class D Series 2024-B	5.483%	1/18/2033	3,080	3,074
[5]	Santander Drive Auto Receivables Trust Class B Series 2023-6	5.980%	4/16/2029	7,955	8,068
[5]	Santander Drive Auto Receivables Trust Class B Series 2024-3	5.550%	9/17/2029	21,471	21,740
[5]	Santander Drive Auto Receivables Trust Class B Series 2024-4	4.930%	9/17/2029	10,641	10,689
[5]	Santander Drive Auto Receivables Trust Class B Series 2024-5	4.630%	8/15/2029	13,574	13,572
[5]	Santander Drive Auto Receivables Trust Class C Series 2023-1	5.090%	5/15/2030	1,899	1,906
[5]	Santander Drive Auto Receivables Trust Class C Series 2023-6	6.400%	3/17/2031	6,322	6,512
[5]	Santander Drive Auto Receivables Trust Class C Series 2024-1	5.450%	3/15/2030	4,182	4,233
[5]	Santander Drive Auto Receivables Trust Class C Series 2024-2	5.840%	6/17/2030	8,088	8,260
[5]	Santander Drive Auto Receivables Trust Class C Series 2024-3	5.640%	8/15/2030	23,009	23,421
[5]	Santander Drive Auto Receivables Trust Class C Series 2024-5	4.780%	1/15/2031	45,417	45,402
[5]	Santander Drive Auto Receivables Trust Class D Series 2024-2	6.280%	8/15/2031	8,781	9,050
[5]	Santander Drive Auto Receivables Trust Class D Series 2024-3	5.970%	10/15/2031	24,356	24,895
[5]	Santander Drive Auto Receivables Trust Class D Series 2024-5	5.140%	2/17/2032	42,133	42,258
[5]	Santander Drive Auto Receivables Trust Class D Series 2025-1	5.430%	3/17/2031	8,040	8,119
[5]	Santander Drive Auto Receivables Trust Class D Series 2025-2	5.470%	5/15/2031	18,560	18,806
[5]	Santander Drive Auto Receivables Trust Class D Series 2025-3	5.110%	9/15/2031	37,160	37,033
[4,5]	SBNA Auto Receivables Trust Class B Series 2024-A	5.290%	9/17/2029	11,314	11,416
[4,5]	SBNA Auto Receivables Trust Class C Series 2024-A	5.590%	1/15/2030	5,269	5,352
[4,5]	SBNA Auto Receivables Trust Class D Series 2024-A	6.040%	4/15/2030	5,155	5,289
[4,5]	SBNA Auto Receivables Trust Class D Series 2025-SF1	5.340%	9/15/2031	2,401	2,403
[4,5]	SCCU Auto Receivables Trust Class A4 Series 2023-1A	5.700%	8/15/2029	1,131	1,156
[4,5]	SCCU Auto Receivables Trust Class A4 Series 2024-1A	5.160%	5/15/2030	3,361	3,392
[4,5,9]	SCCU Auto Receivables Trust Class A4 Series 2025-1A	4.680%	9/15/2031	2,010	2,008
[4,5]	Securitized Term Auto Receivables Trust Class B Series 2025-A	5.038%	7/25/2031	2,385	2,394
[4,5]	Securitized Term Auto Receivables Trust Class C Series 2025-A	5.185%	7/25/2031	955	957
[4,5]	Securitized Term Auto Receivables Trust Class C Series 2025-B	5.121%	12/29/2032	1,598	1,599
[4,5]	Securitized Term Auto Receivables Trust Class D Series 2025-B	5.463%	12/29/2032	1,393	1,395
[4,5]	SFS Auto Receivables Securitization Trust Class A4 Series 2024-2A	5.260%	8/20/2030	3,969	4,053
[4,5]	SFS Auto Receivables Securitization Trust Class B Series 2024-1A	5.380%	1/21/2031	3,655	3,712
[4,5]	SFS Auto Receivables Securitization Trust Class B Series 2024-2A	5.410%	8/20/2030	4,651	4,748
[4,5]	SFS Auto Receivables Securitization Trust Class B Series 2024-3A	4.760%	11/20/2031	6,294	6,310
[4,5]	SFS Auto Receivables Securitization Trust Class B Series 2025-1A	5.110%	2/20/2031	1,576	1,602
[4,5]	SFS Auto Receivables Securitization Trust Class B Series 2025-2A	4.850%	7/21/2031	2,830	2,855
[4,5]	SFS Auto Receivables Securitization Trust Class C Series 2024-1A	5.510%	1/20/2032	5,136	5,221
[4,5]	SFS Auto Receivables Securitization Trust Class C Series 2024-2A	5.540%	2/20/2032	5,269	5,367
[4,5]	SFS Auto Receivables Securitization Trust Class C Series 2024-3A	4.980%	10/20/2032	9,967	9,990
[4,5]	SFS Auto Receivables Securitization Trust Class C Series 2025-1A	5.200%	10/20/2032	9,293	9,401
[4,5]	SFS Auto Receivables Securitization Trust Class C Series 2025-2A	5.050%	4/20/2033	11,330	11,381
[4,5]	SMB Private Education Loan Trust Class A2A Series 2017-B	2.820%	10/15/2035	1,189	1,176
[4,5]	SMB Private Education Loan Trust Class A2A Series 2018-B	3.600%	1/15/2037	2,933	2,898
[4,5]	SMB Private Education Loan Trust Class A2A Series 2018-C	3.630%	11/15/2035	3,771	3,725
[4,5]	SoFi Professional Loan Program LLC Class A2FX Series 2017-F	2.840%	1/25/2041	265	264
[4,5]	Stellantis Financial Underwritten Enhanced Lease Trust Class C Series 2025-AA	5.080%	8/20/2029	7,560	7,577
[4,5]	Subway Funding LLC Class A2I Series 2024-1A	6.028%	7/30/2054	42,600	43,134
[5]	Synchrony Card Funding LLC Class A Series 2025-A2	4.490%	5/15/2031	22,900	23,012
[4,5]	Tesla Auto Lease Trust Class A4 Series 2023-B	6.220%	3/22/2027	3,048	3,060
[4,5]	Tesla Electric Vehicle Trust Class A4 Series 2023-1	5.380%	2/20/2029	4,566	4,630
[4,5]	Tesla Electric Vehicle Trust Class B Series 2023-1	5.820%	5/20/2031	4,547	4,618
[4,5]	TIF Funding III LLC Class A Series 2024-2A	5.540%	7/20/2049	22,246	22,445
[4,5]	TMSQ Mortgage Trust Class A Series 2014-1500	3.680%	10/10/2036	20,843	18,839
[4,5]	Toyota Auto Loan Extended Note Trust Class A Series 2024-1A	5.160%	11/25/2036	17,371	17,810
[4,5]	Toyota Auto Loan Extended Note Trust Class A Series 2025-1A	4.650%	5/25/2038	53,320	53,760

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5]	Trafigura Securitisation Finance plc Class A2 Series 2024-1A	5.980%	11/15/2027	19,472	19,611
[4,5]	Tricon Residential Trust Class A Series 2024-SFR4	4.300%	11/17/2041	13,409	13,146
[4,5]	Tricon Residential Trust Class B Series 2024-SFR4	4.650%	11/17/2041	5,467	5,365
[4,5]	Trinity Rail Leasing LLC Class A Series 2024-1A	5.780%	5/19/2054	14,753	14,878
[5]	UBS Commercial Mortgage Trust Class A4 Series 2017-C7	3.679%	12/15/2050	6,459	6,304
[4,5]	US Bank NA Class B Series 2023-1	6.789%	8/25/2032	1,472	1,488
[4,5]	US Bank NA Class B Series 2025-SUP1	5.582%	2/25/2032	26,670	26,527
[4,5]	USAA Auto Owner Trust Class A4 Series 2024-A	4.970%	12/17/2029	4,026	4,065
[4,5]	Verizon Master Trust Class A Series 2023-6	5.350%	9/22/2031	3,171	3,262
[4,5]	Verizon Master Trust Class B Series 2024-2	5.080%	12/22/2031	8,961	9,093
[4,5]	Verizon Master Trust Class B Series 2024-5	5.250%	6/21/2032	19,581	19,956
[5]	Verizon Master Trust Class B Series 2025-1	4.940%	1/21/2031	3,864	3,888
[4,5]	Verizon Master Trust Class B Series 2025-2	5.160%	1/20/2033	4,918	4,985
[4,5]	Verizon Master Trust Class B Series 2025-4	5.020%	3/21/2033	11,760	11,844
[4,5]	Verizon Master Trust Class B Series 2025-6	4.850%	6/21/2033	5,570	5,569
[4,5]	Verizon Master Trust Class C Series 2023-6	5.050%	9/22/2031	8,070	8,094
[4,5]	Verizon Master Trust Class C Series 2024-2	5.320%	12/22/2031	11,106	11,322
[4,5]	Verizon Master Trust Class C Series 2024-5	5.490%	6/21/2032	5,555	5,640
[4,5]	Verizon Master Trust Class C Series 2024-7	4.840%	8/20/2032	5,943	5,882
[5]	Verizon Master Trust Class C Series 2024-8	4.990%	11/20/2030	6,028	6,036
[5]	Verizon Master Trust Class C Series 2025-1	5.090%	1/21/2031	1,358	1,362
[4,5]	Verizon Master Trust Class C Series 2025-2	5.340%	1/20/2033	4,937	4,991
[4,5]	Verizon Master Trust Class C Series 2025-4	5.200%	3/21/2033	6,456	6,472
[5]	Verizon Master Trust Class C Series 2025-5	4.840%	6/20/2031	4,785	4,784
[4,5]	Verizon Master Trust Class C Series 2025-6	5.060%	6/21/2033	3,550	3,554
[5,6]	WaMu Mortgage Pass Through Certificates Trust Class 1A7 Series 2003-AR9	6.521%	9/25/2033	223	221
[5,6]	WaMu Mortgage Pass Through Certificates Trust Class A Series 2002-AR18	6.265%	1/25/2033	36	36
[5,6]	WaMu Mortgage Pass Through Certificates Trust Class A7 Series 2003-AR7	5.697%	8/25/2033	128	127
[5]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2017-C40	3.317%	10/15/2050	6,597	6,440
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C39	3.157%	9/15/2050	5,458	5,305
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C40	3.581%	10/15/2050	2,368	2,311
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-RC1	3.631%	1/15/2060	2,353	2,315
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C45	4.184%	6/15/2051	5,144	5,071
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C46	4.152%	8/15/2051	3,260	3,203
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C47	4.442%	9/15/2061	5,837	5,790
[5]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2018-C48	4.302%	1/15/2052	1,547	1,529
[5]	Wells Fargo Commercial Mortgage Trust Class C Series 2014-LC16	4.458%	8/15/2050	5,227	3,249
[5,6]	Wells Fargo Commercial Mortgage Trust Class C Series 2015-LC22	4.517%	9/15/2058	4,637	4,337
[5,6]	Wells Fargo Commercial Mortgage Trust Class C Series 2018-C43	4.514%	3/15/2051	3,313	3,016
[5,6]	Wells Fargo Mortgage Backed Securities Trust Class 2A1 Series 2006-AR14	7.378%	10/25/2036	1,384	1,274
[4,5]	Wendy's Funding LLC Class A2II Series 2019-1A	4.080%	6/15/2049	4,855	4,662
[4,5,6]	WFLD Mortgage Trust Class A Series 2014-MONT	3.755%	8/10/2031	27,178	25,553
[5]	WFRBS Commercial Mortgage Trust Class B Series 2014-C20	4.378%	5/15/2047	7,287	6,413
[5,6]	WFRBS Commercial Mortgage Trust Class C Series 2014-C20	4.513%	5/15/2047	4,271	2,349
[5]	World Omni Auto Receivables Trust Class B Series 2024-A	5.090%	12/17/2029	8,724	8,808
[5]	World Omni Auto Receivables Trust Class B Series 2025-A	5.080%	11/15/2030	4,642	4,710
[5]	World Omni Auto Receivables Trust Class C Series 2024-A	5.310%	10/15/2030	4,490	4,540
[5]	World Omni Auto Receivables Trust Class C Series 2025-A	5.170%	10/15/2031	6,502	6,553
[5]	World Omni Automobile Lease Securitization Trust Class B Series 2024-A	5.620%	9/17/2029	11,884	12,044
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $3,190,185)					3,187,313
Corporate Bonds (79.2%)
Communications (4.4%)
[4]	AMC Networks Inc.	10.250%	1/15/2029	1,169	1,201
	AMC Networks Inc.	4.250%	2/15/2029	25	20
[4]	AMC Networks Inc.	10.500%	7/15/2032	1,720	1,750
	AT&T Inc.	2.300%	6/1/2027	56,416	54,324
	AT&T Inc.	1.650%	2/1/2028	41,490	38,842
	AT&T Inc.	4.100%	2/15/2028	40,695	40,401
	AT&T Inc.	4.350%	3/1/2029	20,990	20,925
	AT&T Inc.	4.300%	2/15/2030	65,623	65,121
	AT&T Inc.	4.700%	8/15/2030	58,145	58,591
	British Telecommunications plc	5.125%	12/4/2028	20,912	21,269
[4]	British Telecommunications plc	3.250%	11/8/2029	27,315	25,891
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.125%	5/1/2027	3,800	3,769
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.375%	6/1/2029	3,363	3,305
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	3/1/2030	1,938	1,841
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	2/1/2031	371	338
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.150%	11/10/2026	131,038	132,977
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.750%	2/15/2028	44,782	43,790

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.200%	3/15/2028	62,788	62,099
	Charter Communications Operating LLC / Charter Communications Operating Capital	2.250%	1/15/2029	96,679	88,801
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.050%	3/30/2029	29,619	29,783
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.100%	6/1/2029	64,069	66,802
	Comcast Corp.	3.150%	2/15/2028	20,877	20,298
	Comcast Corp.	5.100%	6/1/2029	31,551	32,364
	Comcast Corp.	3.400%	4/1/2030	61,600	58,859
[4]	CSC Holdings LLC	11.750%	1/31/2029	2,900	2,712
[4]	CSC Holdings LLC	4.125%	12/1/2030	1,930	1,297
[4]	CSC Holdings LLC	4.500%	11/15/2031	2,095	1,397
[4]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	5.875%	8/15/2027	1,113	1,106
[4]	DISH Network Corp.	11.750%	11/15/2027	2,158	2,247
	Expedia Group Inc.	4.625%	8/1/2027	71,671	71,741
	Fox Corp.	4.709%	1/25/2029	25,945	26,077
[4]	Frontier Communications Holdings LLC	5.000%	5/1/2028	2,486	2,485
[4]	Level 3 Financing Inc.	10.000%	10/15/2032	1,218	1,228
[4]	Midcontinent Communications	8.000%	8/15/2032	4,595	4,848
	Netflix Inc.	5.875%	11/15/2028	164,725	172,761
[4]	NTT Finance Corp.	4.567%	7/16/2027	9,976	9,987
[4]	NTT Finance Corp.	4.620%	7/16/2028	24,984	25,040
	Paramount Global	2.900%	1/15/2027	15,148	14,741
	Paramount Global	3.375%	2/15/2028	2,744	2,652
	Paramount Global	3.700%	6/1/2028	6,262	6,069
	Paramount Global	4.200%	6/1/2029	9,255	9,008
	Paramount Global	4.950%	1/15/2031	52,580	51,252
	Rogers Communications Inc.	3.200%	3/15/2027	36,752	35,992
	Rogers Communications Inc.	5.000%	2/15/2029	74,348	75,276
	Rogers Communications Inc.	7.000%	4/15/2055	4,580	4,689
[4]	Scripps Escrow II Inc.	3.875%	1/15/2029	132	117
[4]	Scripps Escrow Inc.	5.875%	7/15/2027	1,368	1,368
	Sprint Capital Corp.	6.875%	11/15/2028	118,398	126,575
	Take-Two Interactive Software Inc.	3.700%	4/14/2027	27,526	27,187
	Take-Two Interactive Software Inc.	4.950%	3/28/2028	22,876	23,173
	TCI Communications Inc.	7.125%	2/15/2028	874	931
	Telefonica Emisiones SA	4.103%	3/8/2027	69,252	68,719
	T-Mobile USA Inc.	3.750%	4/15/2027	120,309	118,909
	T-Mobile USA Inc.	2.050%	2/15/2028	15,909	15,018
	T-Mobile USA Inc.	4.950%	3/15/2028	55,629	56,310
	T-Mobile USA Inc.	4.800%	7/15/2028	13,858	14,024
	T-Mobile USA Inc.	4.850%	1/15/2029	68,511	69,340
	T-Mobile USA Inc.	3.375%	4/15/2029	33,037	31,746
	T-Mobile USA Inc.	4.200%	10/1/2029	45,545	45,069
	T-Mobile USA Inc.	3.875%	4/15/2030	9,090	8,817
	Uber Technologies Inc.	4.300%	1/15/2030	108,842	107,983
[4]	Univision Communications Inc.	8.000%	8/15/2028	224	230
[4]	Univision Communications Inc.	7.375%	6/30/2030	383	381
[4]	Univision Communications Inc.	8.500%	7/31/2031	8,320	8,457
[4]	Univision Communications Inc.	9.375%	8/1/2032	1,295	1,344
	Verizon Communications Inc.	2.100%	3/22/2028	101,435	95,892
	Verizon Communications Inc.	4.016%	12/3/2029	81,277	79,858
	Verizon Communications Inc.	3.150%	3/22/2030	36,070	34,015
[4]	Virgin Media Finance plc	5.000%	7/15/2030	1,005	906
					2,332,335
Consumer Discretionary (4.2%)
[4]	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/2028	2,485	2,398
[4]	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/2028	774	757
[4]	1011778 BC ULC / New Red Finance Inc.	5.625%	9/15/2029	651	656
[4,9]	Advance Auto Parts Inc.	7.000%	8/1/2030	3,830	3,850
[4,9]	Advance Auto Parts Inc.	7.375%	8/1/2033	1,195	1,200
[4]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/2028	2,154	2,097
[10]	American Honda Finance Corp.	0.750%	11/25/2026	2,300	2,894
	American Honda Finance Corp.	4.550%	7/9/2027	50,350	50,450
	American Honda Finance Corp.	4.900%	7/9/2027	44,749	45,119
	American Honda Finance Corp.	4.450%	10/22/2027	29,662	29,670
	American Honda Finance Corp.	4.400%	9/5/2029	30,663	30,531
	Asbury Automotive Group Inc.	4.500%	3/1/2028	456	447
	AutoZone Inc.	3.750%	6/1/2027	14,713	14,545
	AutoZone Inc.	4.500%	2/1/2028	39,889	40,012
	AutoZone Inc.	6.250%	11/1/2028	14,817	15,625

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AutoZone Inc.	3.750%	4/18/2029	23,690	23,089
	AutoZone Inc.	5.100%	7/15/2029	30,588	31,267
[4]	Belron UK Finance plc	5.750%	10/15/2029	1,270	1,282
[4]	BMW US Capital LLC	3.450%	4/1/2027	9,373	9,223
[4]	BMW US Capital LLC	4.600%	8/13/2027	30,749	30,836
	BorgWarner Inc.	4.950%	8/15/2029	10,731	10,842
[4]	Carnival Corp.	5.875%	6/15/2031	1,845	1,872
[4]	Champ Acquisition Corp.	8.375%	12/1/2031	433	458
[4]	Churchill Downs Inc.	5.500%	4/1/2027	3,118	3,113
[4]	Churchill Downs Inc.	4.750%	1/15/2028	1,933	1,907
[4]	Clarios Global LP / Clarios US Finance Co.	6.750%	2/15/2030	1,345	1,385
	Dana Inc.	5.625%	6/15/2028	916	916
	eBay Inc.	5.950%	11/22/2027	24,991	25,838
	eBay Inc.	2.700%	3/11/2030	10,358	9,578
[4]	ERAC USA Finance LLC	3.300%	12/1/2026	2,815	2,773
[4]	ERAC USA Finance LLC	5.000%	2/15/2029	35,198	35,847
[11]	Flutter Treasury DAC	5.000%	4/29/2029	2,500	2,955
[4,11]	Flutter Treasury DAC	4.000%	6/4/2031	7,500	8,570
[4,9]	Flutter Treasury DAC	5.875%	6/4/2031	14,055	14,165
	Ford Motor Co.	6.625%	10/1/2028	17,061	17,880
	Ford Motor Credit Co. LLC	6.950%	6/10/2026	6,398	6,471
	Ford Motor Credit Co. LLC	2.700%	8/10/2026	8,918	8,699
	Ford Motor Credit Co. LLC	5.125%	11/5/2026	30,663	30,589
	Ford Motor Credit Co. LLC	4.271%	1/9/2027	4,557	4,490
	Ford Motor Credit Co. LLC	5.800%	3/5/2027	59,290	59,663
	Ford Motor Credit Co. LLC	5.850%	5/17/2027	30,044	30,247
	Ford Motor Credit Co. LLC	4.950%	5/28/2027	36,858	36,555
	Ford Motor Credit Co. LLC	4.125%	8/17/2027	25,377	24,734
	Ford Motor Credit Co. LLC	3.815%	11/2/2027	5,395	5,212
	Ford Motor Credit Co. LLC	7.350%	11/4/2027	56,033	58,041
	Ford Motor Credit Co. LLC	2.900%	2/16/2028	5,392	5,060
	Ford Motor Credit Co. LLC	6.800%	5/12/2028	24,655	25,432
[10]	Ford Motor Credit Co. LLC	5.625%	10/9/2028	2,000	2,637
	Ford Motor Credit Co. LLC	6.798%	11/7/2028	41,925	43,382
	Ford Motor Credit Co. LLC	5.800%	3/8/2029	13,697	13,722
	Ford Motor Credit Co. LLC	5.113%	5/3/2029	8,429	8,243
	Ford Motor Credit Co. LLC	5.303%	9/6/2029	30,663	30,117
	General Motors Financial Co. Inc.	4.350%	1/17/2027	21,540	21,439
	General Motors Financial Co. Inc.	5.000%	4/9/2027	55,980	56,268
	General Motors Financial Co. Inc.	5.400%	5/8/2027	54,790	55,515
	General Motors Financial Co. Inc.	5.000%	7/15/2027	12,105	12,171
	General Motors Financial Co. Inc.	5.350%	7/15/2027	40,496	41,012
	General Motors Financial Co. Inc.	2.700%	8/20/2027	29,978	28,849
	General Motors Financial Co. Inc.	5.050%	4/4/2028	68,216	68,912
	General Motors Financial Co. Inc.	2.400%	4/10/2028	22,158	20,917
	General Motors Financial Co. Inc.	2.400%	10/15/2028	45,689	42,643
	General Motors Financial Co. Inc.	5.800%	1/7/2029	31,959	32,941
	General Motors Financial Co. Inc.	4.300%	4/6/2029	35,366	34,727
	General Motors Financial Co. Inc.	4.900%	10/6/2029	35,043	34,986
	General Motors Financial Co. Inc.	5.350%	1/7/2030	36,889	37,413
	General Motors Financial Co. Inc.	5.850%	4/6/2030	7,285	7,532
	General Motors Financial Co. Inc.	3.600%	6/21/2030	7,040	6,615
	General Motors Financial Co. Inc.	5.450%	7/15/2030	154,597	157,228
	Goodyear Tire & Rubber Co.	5.000%	7/15/2029	2,620	2,542
	Goodyear Tire & Rubber Co.	6.625%	7/15/2030	3,845	3,911
[4]	Hilton Domestic Operating Co. Inc.	5.875%	4/1/2029	1,377	1,399
	Honda Motor Co. Ltd.	2.534%	3/10/2027	36,629	35,547
	Hyatt Hotels Corp.	5.250%	6/30/2029	31,351	31,883
	Lennar Corp.	5.250%	6/1/2026	49,829	49,819
[4]	Lithia Motors Inc.	4.625%	12/15/2027	2,284	2,250
[4]	Live Nation Entertainment Inc.	6.500%	5/15/2027	5,900	5,967
	Lowe's Cos. Inc.	1.300%	4/15/2028	18,039	16,669
	Lowe's Cos. Inc.	1.700%	9/15/2028	9,155	8,443
	Marriott International Inc.	5.000%	10/15/2027	32,770	33,177
[4]	Mercedes-Benz Finance North America LLC	5.200%	8/3/2026	23,511	23,652
[4]	Mercedes-Benz Finance North America LLC	4.800%	3/30/2028	51,255	51,716
[4]	Mercedes-Benz Finance North America LLC	5.100%	8/3/2028	59,403	60,439
	MGM Resorts International	6.125%	9/15/2029	4,585	4,652
	Mohawk Industries Inc.	5.850%	9/18/2028	10,964	11,371
[4]	NCL Corp. Ltd.	5.875%	2/15/2027	1,233	1,236

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	NCL Corp. Ltd.	8.125%	1/15/2029	4,760	5,004
[4]	NCL Corp. Ltd.	6.750%	2/1/2032	1,164	1,196
	Newell Brands Inc.	6.375%	9/15/2027	2,985	3,023
[4]	Newell Brands Inc.	8.500%	6/1/2028	3,900	4,091
	Newell Brands Inc.	6.625%	9/15/2029	1,274	1,267
	Newell Brands Inc.	7.000%	4/1/2046	828	710
[4]	Nissan Motor Co. Ltd.	7.500%	7/17/2030	4,745	4,898
[4]	Nissan Motor Co. Ltd.	7.750%	7/17/2032	5,020	5,187
	Six Flags Entertainment Corp. / Canada's Wonderland Co. / Magnum Management Corp.	5.375%	4/15/2027	642	640
	Starbucks Corp.	2.000%	3/12/2027	3,620	3,483
	Starbucks Corp.	4.500%	5/15/2028	38,200	38,321
[4]	Stellantis Finance US Inc.	5.625%	1/12/2028	22,675	22,928
[4]	Stellantis Finance US Inc.	5.750%	3/18/2030	8,085	8,105
	Toll Brothers Finance Corp.	3.800%	11/1/2029	5,842	5,671
	Toyota Motor Credit Corp.	4.625%	1/12/2028	27,574	27,799
	Toyota Motor Credit Corp.	4.650%	1/5/2029	27,365	27,619
	Toyota Motor Credit Corp.	5.050%	5/16/2029	52,692	53,987
	Toyota Motor Credit Corp.	4.550%	8/9/2029	17,066	17,170
[4]	Vail Resorts Inc.	5.625%	7/15/2030	2,000	2,010
[10]	Volkswagen Financial Services NV	5.500%	12/7/2026	7,000	9,324
[4]	Volkswagen Group of America Finance LLC	5.700%	9/12/2026	36,548	36,874
[4]	Volkswagen Group of America Finance LLC	3.200%	9/26/2026	4,746	4,660
[4]	Volkswagen Group of America Finance LLC	6.000%	11/16/2026	18,509	18,768
[4]	Volkswagen Group of America Finance LLC	5.650%	9/12/2028	27,407	28,048
[4]	Wayfair LLC	7.250%	10/31/2029	419	426
	Whirlpool Corp.	6.125%	6/15/2030	1,225	1,222
[4]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/2028	5,684	5,517
					2,209,130
Consumer Staples (5.3%)
	Altria Group Inc.	2.625%	9/16/2026	23,802	23,308
	Altria Group Inc.	4.875%	2/4/2028	43,652	44,050
	Altria Group Inc.	6.200%	11/1/2028	9,132	9,586
	Altria Group Inc.	4.800%	2/14/2029	7,302	7,355
[11]	Barry Callebaut Services NV	3.750%	2/19/2028	2,000	2,299
	BAT Capital Corp.	3.215%	9/6/2026	81,878	80,755
	BAT Capital Corp.	4.700%	4/2/2027	78,347	78,518
	BAT Capital Corp.	3.557%	8/15/2027	147,509	144,776
	BAT Capital Corp.	2.259%	3/25/2028	108,945	102,893
	BAT Capital Corp.	4.906%	4/2/2030	26,955	27,216
	BAT Capital Corp.	6.343%	8/2/2030	63,064	67,528
	BAT International Finance plc	4.448%	3/16/2028	52,552	52,380
	BAT International Finance plc	5.931%	2/2/2029	177,008	184,901
[11]	British American Tobacco plc	3.000%	Perpetual	23,066	26,213
	Campbell's Co.	5.200%	3/19/2027	85,524	86,489
	Campbell's Co.	4.150%	3/15/2028	26,728	26,548
	Campbell's Co.	5.200%	3/21/2029	30,564	31,159
	Cencosud SA	4.375%	7/17/2027	7,002	6,949
	Clorox Co.	1.800%	5/15/2030	7,109	6,283
	Conagra Brands Inc.	5.300%	10/1/2026	31,209	31,413
	Conagra Brands Inc.	1.375%	11/1/2027	13,434	12,489
	Conagra Brands Inc.	7.000%	10/1/2028	5,182	5,513
	Constellation Brands Inc.	3.500%	5/9/2027	14,988	14,741
	Constellation Brands Inc.	4.350%	5/9/2027	50,525	50,368
	Constellation Brands Inc.	3.150%	8/1/2029	7,325	6,948
	Constellation Brands Inc.	4.800%	5/1/2030	14,085	14,149
[11]	Coty Inc.	4.500%	5/15/2027	2,276	2,642
[11]	Danone SA	1.000%	Perpetual	17,200	19,031
	Dollar General Corp.	4.625%	11/1/2027	17,797	17,840
[4]	Energizer Holdings Inc.	4.750%	6/15/2028	3,764	3,663
	General Mills Inc.	4.875%	1/30/2030	38,584	39,066
[4]	Imperial Brands Finance plc	4.500%	6/30/2028	11,080	11,060
[4]	KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution Inc.	9.000%	2/15/2029	4,272	4,458
	Keurig Dr Pepper Inc.	4.597%	5/25/2028	54,523	54,756
	Keurig Dr Pepper Inc.	3.950%	4/15/2029	9,136	8,959
	Keurig Dr Pepper Inc.	3.200%	5/1/2030	8,666	8,136
	Keurig Dr Pepper Inc.	4.600%	5/15/2030	33,148	33,138
	Kraft Heinz Foods Co.	3.000%	6/1/2026	19,364	19,115
	Kraft Heinz Foods Co.	3.875%	5/15/2027	54,360	53,695
	Kraft Heinz Foods Co.	3.750%	4/1/2030	30,190	28,862

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kroger Co.	2.200%	5/1/2030	35,152	31,697
[4]	Lamb Weston Holdings Inc.	4.875%	5/15/2028	4,030	3,990
[4]	Mars Inc.	4.450%	3/1/2027	69,519	69,619
[4]	Mars Inc.	4.600%	3/1/2028	228,564	229,829
[4]	Mars Inc.	4.800%	3/1/2030	170,131	171,799
	McCormick & Co. Inc.	3.400%	8/15/2027	18,400	18,059
	Molson Coors Beverage Co.	3.000%	7/15/2026	23,255	22,911
[4]	Mondelez International Holdings Netherlands BV	1.250%	9/24/2026	45,569	43,889
	Mondelez International Inc.	2.625%	3/17/2027	3,404	3,309
	Mondelez International Inc.	4.750%	2/20/2029	2,496	2,530
	Mondelez International Inc.	2.750%	4/13/2030	14,320	13,239
	Mondelez International Inc.	4.500%	5/6/2030	22,568	22,464
[4]	Opal Bidco SAS	6.500%	3/31/2032	1,630	1,648
[4]	Performance Food Group Inc.	5.500%	10/15/2027	2,554	2,551
	Philip Morris International Inc.	4.375%	11/1/2027	36,002	36,032
	Philip Morris International Inc.	5.125%	11/17/2027	86,701	88,033
	Philip Morris International Inc.	4.875%	2/15/2028	85,377	86,420
	Philip Morris International Inc.	3.125%	3/2/2028	20,034	19,447
	Philip Morris International Inc.	4.125%	4/28/2028	53,080	52,725
	Philip Morris International Inc.	5.250%	9/7/2028	76,764	78,678
	Philip Morris International Inc.	4.875%	2/13/2029	82,962	84,042
[11]	Philip Morris International Inc.	2.750%	6/6/2029	11,400	12,902
	Philip Morris International Inc.	3.375%	8/15/2029	10,247	9,837
	Philip Morris International Inc.	4.625%	11/1/2029	58,412	58,720
	Philip Morris International Inc.	5.625%	11/17/2029	4,771	4,978
	Philip Morris International Inc.	5.125%	2/15/2030	71,890	73,600
	Philip Morris International Inc.	4.375%	4/30/2030	36,540	36,280
[11]	Scandinavian Tobacco Group A/S	4.875%	9/12/2029	1,000	1,177
	Sysco Corp.	3.250%	7/15/2027	27,393	26,796
	Sysco Corp.	2.400%	2/15/2030	7,634	6,958
	Tyson Foods Inc.	3.550%	6/2/2027	44,647	43,867
[4]	US Foods Inc.	6.875%	9/15/2028	2,289	2,357
					2,809,631
Energy (6.6%)
[4]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	5.750%	3/1/2027	850	851
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	2.061%	12/15/2026	13,479	13,050
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	3.337%	12/15/2027	48,914	47,783
[4]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	6.625%	7/15/2026	4,168	4,169
[4]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.000%	7/15/2029	7,181	7,448
	Boardwalk Pipelines LP	4.800%	5/3/2029	5,758	5,809
	BP Capital Markets America Inc.	3.937%	9/21/2028	30,738	30,376
	BP Capital Markets America Inc.	4.234%	11/6/2028	11,949	11,909
	BP Capital Markets America Inc.	3.633%	4/6/2030	10,460	10,122
	BP Capital Markets plc	3.279%	9/19/2027	45,175	44,291
	BP Capital Markets plc	3.723%	11/28/2028	11,289	11,069
[11]	BP Capital Markets plc	3.625%	Perpetual	15,440	17,634
	Canadian Natural Resources Ltd.	3.850%	6/1/2027	89,571	88,500
	Cenovus Energy Inc.	4.250%	4/15/2027	760	755
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/2027	50,104	50,470
	Cheniere Energy Inc.	4.625%	10/15/2028	85,501	85,076
[4]	Civitas Resources Inc.	8.375%	7/1/2028	2,715	2,795
[4]	Civitas Resources Inc.	8.750%	7/1/2031	2,075	2,101
[4]	Civitas Resources Inc.	9.625%	6/15/2033	1,000	1,028
[4]	Continental Resources Inc.	2.268%	11/15/2026	25,296	24,495
	Coterra Energy Inc.	3.900%	5/15/2027	15,443	15,255
	DCP Midstream Operating LP	5.625%	7/15/2027	1,710	1,741
	DCP Midstream Operating LP	5.125%	5/15/2029	66,817	67,719
	Devon Energy Corp.	4.500%	1/15/2030	12,650	12,532
[4]	Diamond Foreign Asset Co. / Diamond Finance LLC	8.500%	10/1/2030	2,299	2,398
	Diamondback Energy Inc.	3.250%	12/1/2026	49,432	48,629
	Diamondback Energy Inc.	5.200%	4/18/2027	18,598	18,794
	Diamondback Energy Inc.	3.500%	12/1/2029	71,616	68,359
	Diamondback Energy Inc.	5.150%	1/30/2030	26,872	27,364
[4]	DT Midstream Inc.	4.125%	6/15/2029	2,198	2,118
	Ecopetrol SA	8.625%	1/19/2029	4,376	4,697
	Empresa Nacional del Petroleo	5.250%	11/6/2029	21,358	21,534
	Enbridge Inc.	1.600%	10/4/2026	27,622	26,689
	Enbridge Inc.	5.900%	11/15/2026	45,171	45,862
	Enbridge Inc.	4.250%	12/1/2026	31,652	31,538

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Enbridge Inc.	5.250%	4/5/2027	27,412	27,740
	Enbridge Inc.	3.700%	7/15/2027	31,403	30,933
	Enbridge Inc.	6.000%	11/15/2028	35,518	37,156
	Enbridge Inc.	5.300%	4/5/2029	65,282	66,751
	Enbridge Inc.	3.125%	11/15/2029	23,694	22,343
	Energy Transfer LP	3.900%	7/15/2026	12,583	12,512
	Energy Transfer LP	6.050%	12/1/2026	50,239	51,123
	Energy Transfer LP	4.400%	3/15/2027	109,418	109,106
	Energy Transfer LP	5.500%	6/1/2027	72,455	73,485
	Energy Transfer LP	4.000%	10/1/2027	12,339	12,214
	Energy Transfer LP	5.550%	2/15/2028	42,993	44,063
	Energy Transfer LP	4.950%	5/15/2028	57,886	58,517
	Energy Transfer LP	4.950%	6/15/2028	5,246	5,301
	Energy Transfer LP	6.100%	12/1/2028	30,377	31,773
	Energy Transfer LP	5.250%	4/15/2029	104,645	106,733
	Energy Transfer LP	5.250%	7/1/2029	40,595	41,502
	Energy Transfer LP	4.150%	9/15/2029	59,881	58,694
	Energy Transfer LP	5.200%	4/1/2030	15,425	15,725
[11]	Eni SpA	3.375%	Perpetual	3,135	3,515
	Enterprise Products Operating LLC	2.800%	1/31/2030	22,252	20,770
[4]	EQT Corp.	7.500%	6/1/2027	3,429	3,489
	EQT Corp.	3.900%	10/1/2027	37,861	37,329
[4]	EQT Corp.	4.500%	1/15/2029	10,035	9,919
	EQT Corp.	5.000%	1/15/2029	229	230
	EQT Corp.	7.000%	2/1/2030	5,153	5,569
[4]	EQT Corp.	7.500%	6/1/2030	24	26
[4]	Excelerate Energy LP	8.000%	5/15/2030	6,140	6,430
	Genesis Energy LP / Genesis Energy Finance Corp.	8.000%	5/15/2033	518	537
	Halliburton Co.	2.920%	3/1/2030	21,055	19,576
	Helmerich & Payne Inc.	4.650%	12/1/2027	22,235	22,002
	Helmerich & Payne Inc.	4.850%	12/1/2029	13,080	12,638
	Hess Corp.	7.875%	10/1/2029	10,831	12,249
[4]	Hess Midstream Operations LP	6.500%	6/1/2029	2,033	2,094
	Kinder Morgan Inc.	1.750%	11/15/2026	27,622	26,671
	Kinder Morgan Inc.	5.000%	2/1/2029	47,449	48,063
	Kinder Morgan Inc.	5.100%	8/1/2029	12,672	12,905
	Kinder Morgan Inc.	5.150%	6/1/2030	11,460	11,693
[4]	Kinetik Holdings LP	6.625%	12/15/2028	2,760	2,818
	Marathon Petroleum Corp.	5.125%	12/15/2026	56,481	56,841
	Marathon Petroleum Corp.	3.800%	4/1/2028	14,802	14,544
	Marathon Petroleum Corp.	5.150%	3/1/2030	95,742	97,543
	MPLX LP	4.000%	3/15/2028	13,014	12,838
	MPLX LP	4.800%	2/15/2029	7,936	7,986
	Occidental Petroleum Corp.	5.000%	8/1/2027	23,175	23,298
	Occidental Petroleum Corp.	6.375%	9/1/2028	67,940	70,400
	Occidental Petroleum Corp.	5.200%	8/1/2029	37,985	38,092
	ONEOK Inc.	5.550%	11/1/2026	23,326	23,571
	ONEOK Inc.	4.000%	7/13/2027	6,995	6,932
[4]	ONEOK Inc.	5.625%	1/15/2028	80,171	81,683
	ONEOK Inc.	4.550%	7/15/2028	7,039	7,046
	ONEOK Inc.	5.650%	11/1/2028	23,345	24,084
	ONEOK Inc.	4.350%	3/15/2029	48,446	48,003
	ONEOK Inc.	5.375%	6/1/2029	18,098	18,475
	ONEOK Inc.	3.100%	3/15/2030	5,756	5,375
	Ovintiv Inc.	5.650%	5/15/2028	36,595	37,503
[4]	Permian Resources Operating LLC	5.375%	1/15/2026	1,837	1,835
[4]	Permian Resources Operating LLC	8.000%	4/15/2027	2,763	2,824
	Pertamina Persero PT	1.400%	2/9/2026	18,446	18,123
	Petrobras Global Finance BV	5.999%	1/27/2028	2,279	2,325
	Petroleos Mexicanos	4.500%	1/23/2026	9,096	9,024
	Petroleos Mexicanos	6.875%	8/4/2026	30,876	31,016
	Petroleos Mexicanos	6.490%	1/23/2027	19,440	19,448
	Petroleos Mexicanos	6.500%	3/13/2027	40,131	40,102
[5]	Petroleos Mexicanos	8.750%	6/2/2029	13,905	14,663
[4]	Petronas Capital Ltd.	3.500%	4/21/2030	15,709	15,080
[4]	Petronas Capital Ltd.	4.950%	1/3/2031	31,474	31,985
	Phillips 66	3.900%	3/15/2028	9,151	9,028
	Phillips 66 Co.	4.950%	12/1/2027	36,709	37,095
	Plains All American Pipeline LP / PAA Finance Corp.	4.500%	12/15/2026	28,079	28,068
	Plains All American Pipeline LP / PAA Finance Corp.	3.550%	12/15/2029	15,249	14,547

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Range Resources Corp.	8.250%	1/15/2029	3,133	3,216
	Sabine Pass Liquefaction LLC	5.875%	6/30/2026	27,988	28,145
	Sabine Pass Liquefaction LLC	5.000%	3/15/2027	57,285	57,521
	Sabine Pass Liquefaction LLC	4.200%	3/15/2028	27,510	27,290
[4]	Schlumberger Holdings Corp.	5.000%	5/29/2027	36,349	36,716
[4]	Schlumberger Holdings Corp.	5.000%	11/15/2029	25,785	26,311
[12]	Southern Gas Corridor CJSC	6.875%	3/24/2026	34,105	34,457
	Spectra Energy Partners LP	3.375%	10/15/2026	19,214	18,936
[4]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	7.375%	2/15/2029	5,245	5,379
	Targa Resources Corp.	5.200%	7/1/2027	45,038	45,565
	Targa Resources Corp.	6.150%	3/1/2029	15,835	16,580
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.875%	1/15/2029	3,737	3,819
[11]	TotalEnergies SE	1.625%	Perpetual	12,957	14,226
[11]	TotalEnergies SE	2.000%	Perpetual	8,136	9,127
	TransCanada PipeLines Ltd.	4.250%	5/15/2028	64,013	63,604
	TransCanada PipeLines Ltd.	4.100%	4/15/2030	38,394	37,402
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/2028	26,834	26,505
[4]	Transocean Inc.	8.250%	5/15/2029	2,403	2,271
[4]	Transocean Inc.	8.750%	2/15/2030	1,706	1,769
[4]	Valaris Ltd.	8.375%	4/30/2030	550	568
	Valero Energy Corp.	5.150%	2/15/2030	9,654	9,828
[4]	Venture Global Calcasieu Pass LLC	3.875%	8/15/2029	12,032	11,350
[4]	Venture Global Calcasieu Pass LLC	6.250%	1/15/2030	960	986
[4]	Venture Global LNG Inc.	9.500%	2/1/2029	13,710	14,949
[4]	Venture Global LNG Inc.	8.375%	6/1/2031	920	951
[4]	Venture Global Plaquemines LNG LLC	7.500%	5/1/2033	1,395	1,506
[4]	Venture Global Plaquemines LNG LLC	6.500%	1/15/2034	1,510	1,553
	Western Midstream Operating LP	4.650%	7/1/2026	3,437	3,432
	Western Midstream Operating LP	4.500%	3/1/2028	9,146	9,078
	Western Midstream Operating LP	4.050%	2/1/2030	9,560	9,185
	Williams Cos. Inc.	3.750%	6/15/2027	24,133	23,794
	Williams Cos. Inc.	5.300%	8/15/2028	77,377	79,232
	Williams Cos. Inc.	4.900%	3/15/2029	90,640	91,599
	Williams Cos. Inc.	4.800%	11/15/2029	17,143	17,277
					3,502,658
Financials (30.0%)
[11]	ABN AMRO Bank NV	5.500%	9/21/2033	9,300	11,289
[4]	Abu Dhabi Developmental Holding Co. PJSC	5.375%	5/8/2029	27,270	28,071
[4]	Abu Dhabi Developmental Holding Co. PJSC	4.500%	5/6/2030	22,186	22,113
[4]	AEGON Funding Co. LLC	5.500%	4/16/2027	22,843	23,067
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.450%	10/29/2026	71,049	69,190
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.100%	1/15/2027	38,821	39,561
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	10/15/2027	35,006	35,023
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.875%	4/1/2028	44,152	44,490
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.750%	6/6/2028	70,515	72,656
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.000%	10/29/2028	32,030	30,485
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.100%	1/19/2029	22,799	23,145
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	9/10/2029	69,226	69,059
	Affiliated Managers Group Inc.	3.300%	6/15/2030	9,323	8,736
	Aflac Inc.	3.600%	4/1/2030	4,775	4,616
	Air Lease Corp.	5.300%	2/1/2028	14,251	14,516
	Air Lease Corp.	4.625%	10/1/2028	13,874	13,904
	Air Lease Corp.	5.100%	3/1/2029	45,607	46,428
	Air Lease Corp.	3.000%	2/1/2030	47,917	44,703
[4]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	6.750%	4/15/2028	1,832	1,857
	Allstate Corp.	5.050%	6/24/2029	43,330	44,249
	Ally Financial Inc.	5.737%	5/15/2029	18,140	18,474
	American Express Co.	5.098%	2/16/2028	26,739	26,979
	American Express Co.	5.043%	7/26/2028	20,229	20,463
	American Express Co.	5.282%	7/27/2029	19,783	20,278
	American Express Co.	5.532%	4/25/2030	20,730	21,495
	American Express Co.	5.085%	1/30/2031	30,839	31,467
	American International Group Inc.	4.850%	5/7/2030	16,960	17,185
	American International Group Inc.	3.400%	6/30/2030	8,389	7,965
[4]	American National Global Funding	5.550%	1/28/2030	14,931	15,192
	American National Group Inc.	5.750%	10/1/2029	18,219	18,585
	Ameriprise Financial Inc.	5.700%	12/15/2028	41,099	42,762
[4]	AmWINS Group Inc.	6.375%	2/15/2029	2,561	2,608
[4]	AmWINS Group Inc.	4.875%	6/30/2029	1,926	1,870

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Antares Holdings LP	2.750%	1/15/2027	23,011	22,130
[4]	Antares Holdings LP	7.950%	8/11/2028	18,272	19,255
[4]	Antares Holdings LP	6.350%	10/23/2029	11,721	11,810
	Aon Corp. / Aon Global Holdings plc	2.850%	5/28/2027	25,438	24,761
	Aon North America Inc.	5.125%	3/1/2027	14,476	14,620
	Aon North America Inc.	5.150%	3/1/2029	48,331	49,342
[4]	Apollo Debt Solutions BDC	5.875%	8/30/2030	18,200	18,223
	Ares Capital Corp.	7.000%	1/15/2027	17,579	18,101
	Ares Capital Corp.	5.875%	3/1/2029	27,032	27,644
	Ares Capital Corp.	5.950%	7/15/2029	64,118	65,678
	Ares Strategic Income Fund	5.700%	3/15/2028	24,474	24,597
[4]	Ares Strategic Income Fund	5.450%	9/9/2028	28,915	28,834
	Ares Strategic Income Fund	6.350%	8/15/2029	40,405	41,360
[11]	Argentum Netherlands BV for Zurich Insurance Co. Ltd.	3.500%	10/1/2046	2,906	3,340
	Arthur J Gallagher & Co.	4.600%	12/15/2027	16,440	16,493
	Arthur J Gallagher & Co.	4.850%	12/15/2029	18,214	18,375
	Associated Banc-Corp	6.455%	8/29/2030	4,746	4,891
	Assurant Inc.	4.900%	3/27/2028	1,886	1,898
	Athene Holding Ltd.	4.125%	1/12/2028	29,796	29,516
[11]	Athora Holding Ltd.	6.625%	6/16/2028	9,397	11,654
[13]	Australia & New Zealand Banking Group Ltd.	5.906%	8/12/2032	19,308	12,742
[6,13]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 2.350%	6.147%	5/16/2033	12,843	8,494
[11]	AXA SA	3.250%	5/28/2049	17,276	19,788
[11]	Banco Bilbao Vizcaya Argentaria SA	3.500%	2/10/2027	3,700	4,273
[11]	Banco de Sabadell SA	5.125%	6/27/2034	4,900	5,866
	Banco Santander SA	5.294%	8/18/2027	22,240	22,526
	Banco Santander SA	5.365%	7/15/2028	52,600	53,444
	Banco Santander SA	6.607%	11/7/2028	23,060	24,506
	Bank of America Corp.	1.734%	7/22/2027	127,073	123,573
	Bank of America Corp.	5.933%	9/15/2027	51,654	52,431
	Bank of America Corp.	3.824%	1/20/2028	70,151	69,389
	Bank of America Corp.	2.551%	2/4/2028	78,943	76,688
	Bank of America Corp.	3.705%	4/24/2028	43,422	42,842
	Bank of America Corp.	4.376%	4/27/2028	47,415	47,312
	Bank of America Corp.	4.948%	7/22/2028	67,499	68,102
	Bank of America Corp.	6.204%	11/10/2028	38,309	39,754
	Bank of America Corp.	3.419%	12/20/2028	100,347	97,995
	Bank of America Corp.	3.970%	3/5/2029	13,448	13,280
	Bank of America Corp.	5.202%	4/25/2029	73,476	74,832
	Bank of America Corp.	2.087%	6/14/2029	17,696	16,560
	Bank of America Corp.	4.271%	7/23/2029	12,525	12,467
	Bank of America Corp.	3.194%	7/23/2030	27,393	26,060
	Bank of America Corp.	5.162%	1/24/2031	32,475	33,209
[11]	Bank of Cyprus Pcl	2.500%	6/24/2027	4,040	4,581
[11]	Bank of Cyprus Pcl	5.000%	5/2/2029	13,107	15,654
	Bank of New York Mellon	4.729%	4/20/2029	23,880	24,136
	Bank of New York Mellon Corp.	4.543%	2/1/2029	26,985	27,104
	Bank of New York Mellon Corp.	6.317%	10/25/2029	8,197	8,655
	Bank of New York Mellon Corp.	4.975%	3/14/2030	7,699	7,853
	Bank of Nova Scotia	5.130%	2/14/2031	22,733	23,095
	Barclays plc	6.496%	9/13/2027	9,132	9,313
	Barclays plc	2.279%	11/24/2027	9,426	9,144
	Barclays plc	5.674%	3/12/2028	20,607	20,936
	Barclays plc	4.836%	5/9/2028	5,629	5,641
	Barclays plc	5.501%	8/9/2028	23,920	24,321
	Barclays plc	4.837%	9/10/2028	9,461	9,507
	Barclays plc	7.385%	11/2/2028	45,712	48,336
	Barclays plc	5.086%	2/25/2029	35,832	36,226
	Barclays plc	4.972%	5/16/2029	33,221	33,506
	Barclays plc	6.490%	9/13/2029	45,243	47,643
	Barclays plc	5.690%	3/12/2030	59,351	61,248
	Barclays plc	4.942%	9/10/2030	36,530	36,760
[10]	Barclays plc	3.750%	11/22/2030	4,177	5,492
	Barclays plc	5.367%	2/25/2031	54,074	55,230
[11]	Bayerische Landesbank	1.000%	9/23/2031	4,600	5,134
[11]	Blackstone Private Credit Fund	1.750%	11/30/2026	6,000	6,713
	Blackstone Secured Lending Fund	5.350%	4/13/2028	36,439	36,725
	Blackstone Secured Lending Fund	5.300%	6/30/2030	28,224	28,080
	Blue Owl Capital Corp.	3.400%	7/15/2026	18,372	18,107
	Blue Owl Capital Corp.	5.950%	3/15/2029	48,379	48,477

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Blue Owl Technology Finance Corp.	6.100%	3/15/2028	22,750	22,883
[4]	BNP Paribas SA	5.283%	11/19/2030	8,410	8,567
[4]	BNP Paribas SA	5.085%	5/9/2031	13,540	13,672
[10]	BNP Paribas SA	2.000%	5/24/2031	13,000	16,792
[11]	BNP Paribas SA	1.125%	1/15/2032	9,300	10,363
[11]	BNP Paribas SA	0.875%	8/31/2033	8,700	9,263
[4]	BNP Paribas SA, SOFR + 1.450%	4.792%	5/9/2029	6,065	6,088
[4]	Boost Newco Borrower LLC	7.500%	1/15/2031	815	862
[10]	BPCE SA	5.250%	4/16/2029	11,700	15,508
[10]	BPCE SA	2.500%	11/30/2032	11,300	14,074
[11]	BPCE SA	1.750%	2/2/2034	5,600	6,037
	Brown & Brown Inc.	4.700%	6/23/2028	15,545	15,587
	Brown & Brown Inc.	4.500%	3/15/2029	19,095	18,999
	Brown & Brown Inc.	4.900%	6/23/2030	28,643	28,745
[10]	BUPA Finance plc	5.000%	12/8/2026	271	358
	Canadian Imperial Bank of Commerce	5.237%	6/28/2027	14,569	14,792
	Canadian Imperial Bank of Commerce	4.862%	1/13/2028	34,617	34,819
	Canadian Imperial Bank of Commerce	4.857%	3/30/2029	23,900	24,094
	Canadian Imperial Bank of Commerce	5.260%	4/8/2029	36,534	37,473
	Canadian Imperial Bank of Commerce	4.631%	9/11/2030	26,283	26,275
	Canadian Imperial Bank of Commerce	5.245%	1/13/2031	18,197	18,571
	Capital One Financial Corp.	3.750%	3/9/2027	22,257	22,019
	Capital One Financial Corp.	7.149%	10/29/2027	13,061	13,451
	Capital One Financial Corp.	1.878%	11/2/2027	30,637	29,605
	Capital One Financial Corp.	3.800%	1/31/2028	22,780	22,441
	Capital One Financial Corp.	5.468%	2/1/2029	16,136	16,472
	Capital One Financial Corp.	6.312%	6/8/2029	104,361	108,981
	Capital One Financial Corp.	5.700%	2/1/2030	56,285	58,071
	Capital One Financial Corp.	3.273%	3/1/2030	23,141	22,102
	Capital One Financial Corp.	5.463%	7/26/2030	136,964	140,712
	Capital One NA	5.974%	8/9/2028	13,716	14,096
	Charles Schwab Corp.	5.643%	5/19/2029	61,098	63,126
	Charles Schwab Corp.	6.196%	11/17/2029	58,053	61,264
	Chubb INA Holdings LLC	4.650%	8/15/2029	37,282	37,735
[4]	Citadel Finance LLC	5.900%	2/10/2030	24,678	24,779
[4]	Citadel Securities Global Holdings LLC	5.500%	6/18/2030	18,850	19,019
	Citibank NA	4.876%	11/19/2027	32,747	32,881
	Citibank NA	5.803%	9/29/2028	27,289	28,420
	Citibank NA	4.838%	8/6/2029	58,431	59,394
	Citibank NA	4.914%	5/29/2030	23,873	24,250
	Citigroup Inc.	4.300%	11/20/2026	24,778	24,686
	Citigroup Inc.	4.450%	9/29/2027	31,432	31,344
	Citigroup Inc.	3.887%	1/10/2028	24,015	23,768
	Citigroup Inc.	3.070%	2/24/2028	31,288	30,559
	Citigroup Inc.	3.668%	7/24/2028	32,889	32,345
	Citigroup Inc.	4.125%	7/25/2028	4,462	4,424
	Citigroup Inc.	3.520%	10/27/2028	15,226	14,892
	Citigroup Inc.	4.786%	3/4/2029	22,737	22,853
	Citigroup Inc.	4.075%	4/23/2029	8,145	8,047
	Citigroup Inc.	3.980%	3/20/2030	11,387	11,144
	Citigroup Inc.	4.542%	9/19/2030	93,736	93,354
	Citigroup Inc.	2.976%	11/5/2030	7,737	7,221
	Citigroup Inc.	2.666%	1/29/2031	17,887	16,381
	Citigroup Inc.	4.412%	3/31/2031	28,705	28,372
	Citigroup Inc.	4.952%	5/7/2031	50,246	50,728
	Citigroup Inc.	2.572%	6/3/2031	14,317	12,983
	Citizens Financial Group Inc.	5.253%	3/5/2031	19,258	19,481
[10]	Close Brothers Finance plc	2.750%	10/19/2026	8,526	11,011
[10]	Close Brothers Finance plc	1.625%	12/3/2030	5,923	6,509
	CNO Financial Group Inc.	5.250%	5/30/2029	14,962	15,090
	Comerica Inc.	5.982%	1/30/2030	18,206	18,728
[11]	Commerzbank AG	1.375%	12/29/2031	3,800	4,246
[6,13]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 0.700%	4.417%	1/14/2027	18,320	11,812
[6,13]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 1.320%	5.114%	8/20/2031	34,900	22,506
[6,13]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 1.800%	5.515%	9/10/2030	7,100	4,567
[6,13]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 2.050%	5.770%	10/25/2033	9,120	6,001
	Cooperatieve Rabobank UA	3.750%	7/21/2026	16,470	16,330
	Corebridge Financial Inc.	3.650%	4/5/2027	80,040	78,840
	Corebridge Financial Inc.	3.850%	4/5/2029	15,521	15,152
[11]	Credit Agricole Assurances SA	2.625%	1/29/2048	16,400	18,401

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Credit Agricole SA	4.631%	9/11/2028	16,497	16,493
[11]	Credit Agricole SA	5.500%	8/28/2033	9,600	11,669
[4]	Danske Bank A/S	5.427%	3/1/2028	41,042	41,639
[4]	Danske Bank A/S	5.705%	3/1/2030	54,824	56,698
[4]	Danske Bank A/S	5.019%	3/4/2031	3,296	3,324
[11]	Danske Bank A/S	1.000%	5/15/2031	4,272	4,824
	Deutsche Bank AG	7.146%	7/13/2027	54,577	55,786
	Deutsche Bank AG	2.311%	11/16/2027	41,969	40,717
	Deutsche Bank AG	2.552%	1/7/2028	3,765	3,652
	Deutsche Bank AG	5.706%	2/8/2028	29,634	30,074
	Deutsche Bank AG	5.373%	1/10/2029	27,298	27,743
	Deutsche Bank AG	6.720%	1/18/2029	31,959	33,470
	Deutsche Bank AG	6.819%	11/20/2029	43,633	46,434
	Deutsche Bank AG	4.999%	9/11/2030	35,642	35,933
	Deutsche Bank AG	5.297%	5/9/2031	36,004	36,598
[9]	Deutsche Bank AG	4.950%	8/4/2031	62,332	62,408
[11]	Deutsche Bank AG	4.000%	6/24/2032	16,800	19,431
[4]	DNB Bank ASA	4.853%	11/5/2030	27,327	27,632
[7]	DPS Lehman Brothers Holdings	1.000%	8/19/2065	9,410	1
	Eaton Vance Corp.	3.500%	4/6/2027	132	130
[11]	ELM BV for Helvetia Schweizerische Versicherungsgesellschaft AG	3.375%	9/29/2047	5,127	5,854
	Equifax Inc.	4.800%	9/15/2029	8,122	8,175
	Equitable Holdings Inc.	4.350%	4/20/2028	13,721	13,662
[4]	F&G Global Funding	1.750%	6/30/2026	17,702	17,236
	Fidelity National Financial Inc.	4.500%	8/15/2028	480	478
	Fifth Third Bancorp	2.550%	5/5/2027	9,564	9,273
	Fifth Third Bancorp	1.707%	11/1/2027	59,847	57,746
	Fifth Third Bancorp	3.950%	3/14/2028	36,114	35,678
	Fifth Third Bancorp	6.361%	10/27/2028	72,951	75,829
	Fifth Third Bancorp	6.339%	7/27/2029	117,020	123,005
	Fifth Third Bancorp	4.772%	7/28/2030	25,240	25,335
	Fifth Third Bancorp	4.895%	9/6/2030	34,503	34,801
	Fiserv Inc.	5.150%	3/15/2027	45,684	46,121
	Fiserv Inc.	5.450%	3/2/2028	36,111	36,901
	Fiserv Inc.	5.375%	8/21/2028	27,403	28,054
	Fiserv Inc.	3.500%	7/1/2029	46,063	44,186
	Fiserv Inc.	4.750%	3/15/2030	47,766	47,858
	GATX Corp.	3.250%	9/15/2026	16,049	15,789
	GATX Corp.	5.400%	3/15/2027	20,104	20,335
	GATX Corp.	3.850%	3/30/2027	9,113	8,991
	GATX Corp.	4.550%	11/7/2028	1,485	1,482
	GATX Corp.	4.700%	4/1/2029	3,480	3,497
[11]	Generali	5.500%	10/27/2047	4,367	5,233
[4]	GGAM Finance Ltd.	8.000%	2/15/2027	2,089	2,152
[4]	GGAM Finance Ltd.	8.000%	6/15/2028	1,377	1,455
[4]	Global Atlantic Fin Co.	4.400%	10/15/2029	9,782	9,527
[4]	Global Atlantic Fin Co.	3.125%	6/15/2031	9,113	8,104
	Global Payments Inc.	2.150%	1/15/2027	75,107	72,522
	Goldman Sachs Group Inc.	2.640%	2/24/2028	57,976	56,263
	Goldman Sachs Group Inc.	3.615%	3/15/2028	31,116	30,645
	Goldman Sachs Group Inc.	3.691%	6/5/2028	24,069	23,708
	Goldman Sachs Group Inc.	4.482%	8/23/2028	33,126	33,131
	Goldman Sachs Group Inc.	6.484%	10/24/2029	36,448	38,521
	Goldman Sachs Group Inc.	5.727%	4/25/2030	42,489	44,106
	Goldman Sachs Group Inc.	5.049%	7/23/2030	37,902	38,497
	Goldman Sachs Group Inc.	4.692%	10/23/2030	33,582	33,546
	Goldman Sachs Group Inc.	5.207%	1/28/2031	77,347	78,988
	Goldman Sachs Group Inc.	5.218%	4/23/2031	26,381	26,981
	Golub Capital BDC Inc.	7.050%	12/5/2028	16,889	17,717
	Golub Capital BDC Inc.	6.000%	7/15/2029	11,449	11,622
	Golub Capital Private Credit Fund	5.875%	5/1/2030	27,430	27,543
	Horace Mann Educators Corp.	7.250%	9/15/2028	3,646	3,889
[4]	Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC	7.250%	2/15/2031	3,515	3,640
	HPS Corporate Lending Fund	5.450%	1/14/2028	70,260	70,437
	HPS Corporate Lending Fund	6.750%	1/30/2029	14,735	15,255
	HPS Corporate Lending Fund	6.250%	9/30/2029	7,235	7,391
[4]	HPS Corporate Lending Fund	5.850%	6/5/2030	56,844	57,014
	HSBC Holdings plc	5.887%	8/14/2027	19,122	19,357
	HSBC Holdings plc	4.041%	3/13/2028	38,242	37,882
	HSBC Holdings plc	5.597%	5/17/2028	47,999	48,779

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	HSBC Holdings plc	4.755%	6/9/2028	42,586	42,679
	HSBC Holdings plc	5.210%	8/11/2028	13,574	13,734
	HSBC Holdings plc	2.013%	9/22/2028	9,160	8,677
	HSBC Holdings plc	7.390%	11/3/2028	57,401	60,711
	HSBC Holdings plc	5.130%	11/19/2028	39,903	40,319
	HSBC Holdings plc	4.899%	3/3/2029	45,545	45,829
	HSBC Holdings plc	6.161%	3/9/2029	38,927	40,351
	HSBC Holdings plc	4.583%	6/19/2029	2,912	2,907
	HSBC Holdings plc	2.206%	8/17/2029	41,109	38,252
	HSBC Holdings plc	5.546%	3/4/2030	36,539	37,583
	HSBC Holdings plc	3.973%	5/22/2030	104,165	101,376
	HSBC Holdings plc	5.286%	11/19/2030	55,754	56,922
	HSBC Holdings plc	5.130%	3/3/2031	36,382	36,853
	HSBC Holdings plc	5.240%	5/13/2031	81,725	83,178
[11]	HSBC Holdings plc	6.364%	11/16/2032	8,543	10,435
[10]	HSBC Holdings plc	8.201%	11/16/2034	1,500	2,184
	HSBC USA Inc.	4.650%	6/3/2028	10,579	10,629
	Huntington Bancshares Inc.	4.443%	8/4/2028	20,991	20,930
	Huntington Bancshares Inc.	6.208%	8/21/2029	91,935	96,124
	Huntington Bancshares Inc.	5.272%	1/15/2031	15,482	15,806
	Huntington National Bank	4.871%	4/12/2028	51,514	51,751
	Huntington National Bank	4.552%	5/17/2028	5,848	5,851
	Huntington National Bank	5.650%	1/10/2030	30,982	32,106
	ING Groep NV	6.083%	9/11/2027	9,138	9,277
	ING Groep NV	4.550%	10/2/2028	13,692	13,718
[11]	ING Groep NV	4.375%	8/15/2034	2,800	3,300
	Intercontinental Exchange Inc.	4.000%	9/15/2027	39,631	39,406
	Intercontinental Exchange Inc.	3.625%	9/1/2028	80,958	79,239
[10]	Investec plc	2.625%	1/4/2032	3,742	4,768
	Jefferies Financial Group Inc.	5.875%	7/21/2028	18,282	18,904
	Jefferies Financial Group Inc.	4.150%	1/23/2030	9,500	9,275
	JPMorgan Chase & Co.	1.470%	9/22/2027	39,789	38,434
	JPMorgan Chase & Co.	5.040%	1/23/2028	25,476	25,674
	JPMorgan Chase & Co.	3.782%	2/1/2028	49,387	48,874
	JPMorgan Chase & Co.	2.947%	2/24/2028	4,702	4,593
	JPMorgan Chase & Co.	5.571%	4/22/2028	35,295	35,918
	JPMorgan Chase & Co.	4.323%	4/26/2028	78,596	78,385
	JPMorgan Chase & Co.	3.540%	5/1/2028	15,652	15,403
	JPMorgan Chase & Co.	2.182%	6/1/2028	50,660	48,682
	JPMorgan Chase & Co.	4.979%	7/22/2028	38,059	38,427
	JPMorgan Chase & Co.	4.851%	7/25/2028	4,571	4,607
	JPMorgan Chase & Co.	4.505%	10/22/2028	33,116	33,142
	JPMorgan Chase & Co.	4.005%	4/23/2029	46,401	45,852
	JPMorgan Chase & Co.	2.069%	6/1/2029	17,810	16,690
	JPMorgan Chase & Co.	4.203%	7/23/2029	33,810	33,582
	JPMorgan Chase & Co.	5.299%	7/24/2029	18,272	18,710
	JPMorgan Chase & Co.	6.087%	10/23/2029	22,866	23,954
	JPMorgan Chase & Co.	5.012%	1/23/2030	33,639	34,190
	JPMorgan Chase & Co.	5.581%	4/22/2030	63,955	66,281
	JPMorgan Chase & Co.	3.702%	5/6/2030	27,407	26,639
	JPMorgan Chase & Co.	4.565%	6/14/2030	18,218	18,276
	JPMorgan Chase & Co.	4.995%	7/22/2030	111,228	113,146
	JPMorgan Chase & Co.	4.603%	10/22/2030	40,880	40,935
	JPMorgan Chase & Co.	5.140%	1/24/2031	84,277	86,099
	JPMorgan Chase & Co.	4.493%	3/24/2031	19,130	19,073
	JPMorgan Chase & Co.	5.103%	4/22/2031	26,381	26,977
	KeyCorp	2.550%	10/1/2029	12,053	11,125
	Lloyds Banking Group plc	3.750%	1/11/2027	22,709	22,475
	Lloyds Banking Group plc	1.627%	5/11/2027	17,518	17,113
	Lloyds Banking Group plc	5.985%	8/7/2027	27,478	27,829
	Lloyds Banking Group plc	3.750%	3/18/2028	9,208	9,084
	Lloyds Banking Group plc	4.818%	6/13/2029	23,869	24,011
[6,13]	Lloyds Banking Group plc, 3M Australian Bank Bill Rate + 2.000%	5.712%	3/17/2029	18,860	12,343
	LPL Holdings Inc.	5.700%	5/20/2027	13,702	13,927
	LPL Holdings Inc.	5.200%	3/15/2030	33,316	33,709
[4]	Lseg US Fin Corp.	4.875%	3/28/2027	18,140	18,260
	M&T Bank Corp.	4.553%	8/16/2028	94,851	94,581
	M&T Bank Corp.	7.413%	10/30/2029	97,224	105,165
	M&T Bank Corp.	5.179%	7/8/2031	30,823	31,165
	M&T Bank Corp.	5.400%	7/30/2035	27,675	27,704

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[13]	Macquarie Bank Ltd.	6.082%	6/7/2032	2,750	1,810
[6,13]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 1.550%	5.262%	6/17/2031	13,210	8,517
[6,13]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 2.700%	6.415%	6/7/2032	4,650	3,062
	Manufacturers & Traders Trust Co.	3.400%	8/17/2027	11,323	11,064
	Manufacturers & Traders Trust Co.	4.700%	1/27/2028	93,609	94,131
	Manufacturers & Traders Trust Co.	4.762%	7/6/2028	54,173	54,389
	Marsh & McLennan Cos. Inc.	4.650%	3/15/2030	91,081	91,943
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/2027	60,403	58,614
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/2027	25,381	24,498
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/2028	44,364	42,967
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/2028	17,655	17,823
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/2028	3,840	3,904
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/2029	33,904	34,637
	Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/2029	25,466	25,942
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/2030	19,971	20,425
	Mitsubishi UFJ Financial Group Inc.	5.197%	1/16/2031	47,534	48,500
	Mizuho Financial Group Inc.	5.667%	5/27/2029	17,918	18,445
	Morgan Stanley	4.350%	9/8/2026	39,040	38,937
	Morgan Stanley	3.950%	4/23/2027	17,157	17,013
	Morgan Stanley	1.512%	7/20/2027	63,262	61,393
	Morgan Stanley	2.475%	1/21/2028	70,940	68,863
	Morgan Stanley	5.652%	4/13/2028	40,611	41,380
	Morgan Stanley	4.210%	4/20/2028	27,622	27,500
[6]	Morgan Stanley	3.591%	7/22/2028	38,296	37,615
	Morgan Stanley	6.296%	10/18/2028	76,066	78,955
	Morgan Stanley	3.772%	1/24/2029	24,678	24,271
	Morgan Stanley	5.123%	2/1/2029	45,275	45,949
	Morgan Stanley	5.164%	4/20/2029	116,044	117,892
	Morgan Stanley	5.449%	7/20/2029	28,281	29,034
	Morgan Stanley	6.407%	11/1/2029	22,838	24,099
	Morgan Stanley	5.173%	1/16/2030	24,394	24,888
	Morgan Stanley	5.656%	4/18/2030	63,955	66,240
	Morgan Stanley	5.042%	7/19/2030	145,920	148,376
	Morgan Stanley	4.654%	10/18/2030	63,822	63,923
	Morgan Stanley	5.230%	1/15/2031	57,552	58,908
	Morgan Stanley	2.699%	1/22/2031	9,594	8,841
	Morgan Stanley	5.192%	4/17/2031	56,140	57,341
	Morgan Stanley Bank NA	4.447%	10/15/2027	13,664	13,643
	Morgan Stanley Bank NA	4.952%	1/14/2028	6,697	6,735
	Morgan Stanley Bank NA	5.504%	5/26/2028	27,109	27,593
	Morgan Stanley Bank NA	4.968%	7/14/2028	74,051	74,787
	Morgan Stanley Bank NA	5.016%	1/12/2029	87,230	88,306
	Morgan Stanley Private Bank NA	4.466%	7/6/2028	56,100	56,064
	Morgan Stanley Private Bank NA	4.734%	7/18/2031	91,220	91,622
	Nasdaq Inc.	5.350%	6/28/2028	37,867	38,877
	National Bank of Canada	5.600%	12/18/2028	18,282	18,868
	National Bank of Canada	4.500%	10/10/2029	18,216	18,143
[4]	National Securities Clearing Corp.	4.900%	6/26/2029	54,786	55,725
[4]	Nationstar Mortgage Holdings Inc.	5.000%	2/1/2026	5,041	5,030
	NatWest Group plc	1.642%	6/14/2027	20,540	20,012
	NatWest Group plc	3.073%	5/22/2028	10,295	10,038
	NatWest Group plc	5.516%	9/30/2028	9,208	9,382
	NatWest Group plc	4.892%	5/18/2029	10,006	10,085
	NatWest Group plc	5.076%	1/27/2030	19,155	19,403
	NatWest Group plc	4.445%	5/8/2030	5,482	5,441
	NatWest Group plc	4.964%	8/15/2030	54,169	54,739
	NatWest Group plc	5.115%	5/23/2031	12,304	12,490
[10]	NatWest Group plc	2.105%	11/28/2031	23,431	29,950
[11]	NIBC Bank NV	6.000%	11/16/2028	9,300	11,615
[11]	NIBC Bank NV	4.500%	6/12/2035	3,200	3,711
	NMI Holdings Inc.	6.000%	8/15/2029	9,136	9,337
	Nomura Holdings Inc.	5.594%	7/2/2027	43,355	44,164
	Nomura Holdings Inc.	5.386%	7/6/2027	15,567	15,777
	Nomura Holdings Inc.	5.842%	1/18/2028	15,482	15,912
	Nomura Holdings Inc.	6.070%	7/12/2028	20,050	20,835
	Nomura Holdings Inc.	3.103%	1/16/2030	13,602	12,670
	Nomura Holdings Inc.	4.904%	7/1/2030	23,860	23,890
	Northern Trust Corp.	3.375%	5/8/2032	24,603	23,862
[4]	Nuveen LLC	5.550%	1/15/2030	13,707	14,245
[11]	Nykredit Realkredit A/S	5.500%	12/29/2032	2,700	3,228

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	OneMain Finance Corp.	3.875%	9/15/2028	1,264	1,206
	OneMain Finance Corp.	6.625%	5/15/2029	3,679	3,757
[4]	Panther Escrow Issuer LLC	7.125%	6/1/2031	668	690
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.350%	1/12/2027	12,672	12,776
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.400%	7/1/2027	8,418	8,385
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.875%	11/15/2027	1,860	1,909
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	6.050%	8/1/2028	22,700	23,581
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.250%	2/1/2030	22,988	23,454
[4]	Phoenix Aviation Capital Ltd.	9.250%	7/15/2030	5,025	5,258
[10]	Phoenix Group Holdings plc	5.867%	6/13/2029	1,256	1,680
	PNC Bank NA	4.429%	7/21/2028	40,220	40,214
	PNC Bank NA	2.700%	10/22/2029	25,571	23,767
	PNC Financial Services Group Inc.	6.615%	10/20/2027	27,295	27,942
	PNC Financial Services Group Inc.	5.582%	6/12/2029	99,696	102,772
	PNC Financial Services Group Inc.	5.492%	5/14/2030	130,682	135,122
	PNC Financial Services Group Inc.	5.222%	1/29/2031	47,601	48,786
	PNC Financial Services Group Inc.	4.899%	5/13/2031	84,455	85,376
	Principal Financial Group Inc.	3.100%	11/15/2026	5,634	5,532
	Principal Financial Group Inc.	3.700%	5/15/2029	7,097	6,900
	Principal Financial Group Inc.	2.125%	6/15/2030	4,550	4,064
	Progressive Corp.	3.200%	3/26/2030	8,768	8,336
[11]	Raiffeisen Bank International AG	2.875%	6/18/2032	13,300	15,005
[11]	Raiffeisen Bank International AG	1.375%	6/17/2033	8,300	8,953
	Regions Financial Corp.	5.722%	6/6/2030	147,608	152,470
	Reinsurance Group of America Inc.	3.150%	6/15/2030	2,665	2,491
	RenaissanceRe Finance Inc.	3.450%	7/1/2027	14,780	14,500
[4]	Rocket Cos. Inc.	6.125%	8/1/2030	5,735	5,820
[4]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	2.875%	10/15/2026	3,874	3,778
[10]	Rothesay Life plc	3.375%	7/12/2026	10,121	13,195
	Royal Bank of Canada	3.625%	5/4/2027	16,729	16,538
	Royal Bank of Canada	5.069%	7/23/2027	33,612	33,768
	Royal Bank of Canada	4.510%	10/18/2027	29,672	29,643
	Royal Bank of Canada	6.000%	11/1/2027	45,845	47,397
	Royal Bank of Canada	4.900%	1/12/2028	24,451	24,791
	Royal Bank of Canada	4.522%	10/18/2028	90,886	90,903
	Royal Bank of Canada	4.965%	1/24/2029	21,196	21,433
	Royal Bank of Canada	4.969%	8/2/2030	104,228	105,530
	Royal Bank of Canada	4.650%	10/18/2030	56,624	56,622
	Royal Bank of Canada	5.153%	2/4/2031	124,064	126,467
	Royal Bank of Canada	4.970%	5/2/2031	86,553	87,686
[4]	Ryan Specialty LLC	5.875%	8/1/2032	807	809
	Santander UK Group Holdings plc	6.833%	11/21/2026	46,395	46,665
[11]	SCOR SE	3.000%	6/8/2046	4,400	5,019
[4]	Shift4 Payments LLC / Shift4 Payments Finance Sub Inc.	6.750%	8/15/2032	240	248
	Sixth Street Lending Partners	6.500%	3/11/2029	37,099	38,231
	Sixth Street Lending Partners	5.750%	1/15/2030	19,090	19,117
[4]	Sixth Street Lending Partners	6.125%	7/15/2030	20,226	20,601
	Sixth Street Specialty Lending Inc.	2.500%	8/1/2026	9,208	9,006
	Sixth Street Specialty Lending Inc.	6.125%	3/1/2029	13,655	13,984
[11]	Skandinaviska Enskilda Banken AB	5.000%	8/17/2033	8,838	10,628
[11]	Societe Generale SA	3.750%	5/17/2035	2,000	2,270
[4]	Starwood Property Trust Inc.	7.250%	4/1/2029	395	414
[4]	Starwood Property Trust Inc.	6.000%	4/15/2030	1,480	1,495
[4]	Starwood Property Trust Inc.	6.500%	10/15/2030	1,610	1,656
	State Street Bank & Trust Co.	4.782%	11/23/2029	45,569	46,385
	State Street Corp.	4.543%	4/24/2028	9,505	9,535
	State Street Corp.	4.834%	4/24/2030	12,135	12,328
	State Street Corp.	3.031%	11/1/2034	34,584	31,956
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/2026	45,503	43,961
	Sumitomo Mitsui Financial Group Inc.	2.174%	1/14/2027	18,415	17,834
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/2028	31,504	32,340
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/2028	7,287	7,146
	Sumitomo Mitsui Financial Group Inc.	5.800%	7/13/2028	13,745	14,282
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/2028	12,027	11,130
	Sumitomo Mitsui Financial Group Inc.	5.316%	7/9/2029	30,706	31,564
	Sumitomo Mitsui Financial Group Inc.	5.240%	4/15/2030	17,940	18,401
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/2030	14,713	13,079
	Sumitomo Mitsui Financial Group Inc.	4.660%	7/8/2031	28,625	28,616
[4]	Swedbank AB	4.998%	11/20/2029	24,765	25,280
[11]	Swedbank AB	3.625%	8/23/2032	7,784	9,011

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Synovus Bank	5.625%	2/15/2028	20,203	20,447
	Synovus Financial Corp.	6.168%	11/1/2030	63,987	65,775
[11]	Talanx AG	2.250%	12/5/2047	14,300	15,987
	Toronto-Dominion Bank	4.568%	12/17/2026	18,216	18,248
	Toronto-Dominion Bank	5.156%	1/10/2028	35,253	35,861
	Toronto-Dominion Bank	4.861%	1/31/2028	99,282	100,278
	Toronto-Dominion Bank	5.523%	7/17/2028	18,984	19,571
	Toronto-Dominion Bank	4.783%	12/17/2029	64,296	64,917
	Toronto-Dominion Bank	3.625%	9/15/2031	10,441	10,300
	Truist Bank	4.420%	7/24/2028	70,370	70,269
	Truist Financial Corp.	6.047%	6/8/2027	7,196	7,270
	Truist Financial Corp.	4.873%	1/26/2029	45,562	45,972
	Truist Financial Corp.	7.161%	10/30/2029	33,512	36,159
	Truist Financial Corp.	5.435%	1/24/2030	12,119	12,459
	Truist Financial Corp.	5.071%	5/20/2031	68,715	69,666
	UBS AG	5.000%	7/9/2027	54,897	55,551
	UBS AG	7.500%	2/15/2028	31,162	33,480
	UBS AG	5.650%	9/11/2028	80,498	83,526
[4]	UBS Group AG	4.282%	1/9/2028	49,651	49,327
[4]	UBS Group AG	4.253%	3/23/2028	14,020	13,907
[4]	UBS Group AG	5.428%	2/8/2030	132,037	135,340
[4]	UBS Group AG	3.126%	8/13/2030	9,492	8,957
[4]	UBS Group AG	5.617%	9/13/2030	75,487	78,179
[11]	UniCredit SpA	2.731%	1/15/2032	5,000	5,682
[11]	UniCredit SpA	5.375%	4/16/2034	4,700	5,694
[4]	United Wholesale Mortgage LLC	5.500%	11/15/2025	6,476	6,476
	US Bancorp	4.548%	7/22/2028	34,208	34,262
	US Bancorp	4.653%	2/1/2029	36,997	37,178
	US Bancorp	5.775%	6/12/2029	52,371	54,190
	US Bancorp	5.384%	1/23/2030	22,211	22,800
	US Bancorp	5.100%	7/23/2030	29,542	30,146
	US Bancorp	5.046%	2/12/2031	102,470	104,013
	US Bancorp	5.083%	5/15/2031	57,288	58,302
	US Bank NA	4.507%	10/22/2027	50,721	50,684
[4]	UWM Holdings LLC	6.625%	2/1/2030	703	704
	Verisk Analytics Inc.	4.125%	3/15/2029	8,518	8,450
	Voya Financial Inc.	3.650%	6/15/2026	11,291	11,206
[14]	Washington Mutual Bank / Debt not acquired by JPMorgan	6.875%	6/15/2011	21,983	—
	Wells Fargo & Co.	3.000%	10/23/2026	12,518	12,307
	Wells Fargo & Co.	4.300%	7/22/2027	24,313	24,266
	Wells Fargo & Co.	4.900%	1/24/2028	17,759	17,850
	Wells Fargo & Co.	3.526%	3/24/2028	33,988	33,451
	Wells Fargo & Co.	5.707%	4/22/2028	27,403	27,935
	Wells Fargo & Co.	3.584%	5/22/2028	89,503	88,012
	Wells Fargo & Co.	2.393%	6/2/2028	61,461	59,168
	Wells Fargo & Co.	4.808%	7/25/2028	58,544	58,857
	Wells Fargo & Co.	5.574%	7/25/2029	80,593	82,976
	Wells Fargo & Co.	6.303%	10/23/2029	18,272	19,225
	Wells Fargo & Co.	5.198%	1/23/2030	36,401	37,149
	Wells Fargo & Co.	2.879%	10/30/2030	13,669	12,769
	Wells Fargo & Co.	5.244%	1/24/2031	69,991	71,650
	Wells Fargo & Co.	4.478%	4/4/2031	47,750	47,430
	Wells Fargo & Co.	5.150%	4/23/2031	26,461	26,998
	Westpac Banking Corp.	4.322%	11/23/2031	26,499	26,279
[6,13]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.230%	5.030%	11/11/2027	32,200	20,984
[6,13]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.670%	5.411%	7/10/2034	3,800	2,473
[6,13]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.880%	5.463%	4/3/2034	6,700	4,387
[6,13]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 2.300%	5.964%	6/23/2033	4,700	3,108
	Willis North America Inc.	4.650%	6/15/2027	18,415	18,492
	Willis North America Inc.	4.500%	9/15/2028	11,875	11,892
	Willis North America Inc.	2.950%	9/15/2029	11,613	10,892
					15,835,662
Health Care (8.0%)
[4]	1261229 BC Ltd.	10.000%	4/15/2032	2,490	2,535
	AbbVie Inc.	4.800%	3/15/2027	211,121	212,541
	AbbVie Inc.	4.800%	3/15/2029	332,157	337,376
	AbbVie Inc.	3.200%	11/21/2029	156,321	149,054
	Agilent Technologies Inc.	4.200%	9/9/2027	43,809	43,621
[4]	Alcon Finance Corp.	2.750%	9/23/2026	18,367	17,954

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Amgen Inc.	2.200%	2/21/2027	37,745	36,509
	Amgen Inc.	3.200%	11/2/2027	9,791	9,541
	Amgen Inc.	5.150%	3/2/2028	153,192	155,995
	Amgen Inc.	1.650%	8/15/2028	17,774	16,409
	Amgen Inc.	2.450%	2/21/2030	26,760	24,453
	Amgen Inc.	5.250%	3/2/2030	27,405	28,170
	Astrazeneca Finance LLC	4.850%	2/26/2029	68,516	69,768
	Baxter International Inc.	1.915%	2/1/2027	172,955	166,415
	Baxter International Inc.	2.272%	12/1/2028	58,085	53,970
	Baxter International Inc.	3.950%	4/1/2030	49,863	48,473
	Becton Dickinson & Co.	3.700%	6/6/2027	73,670	72,785
	Becton Dickinson & Co.	4.693%	2/13/2028	19,648	19,804
	Becton Dickinson & Co.	4.874%	2/8/2029	37,227	37,669
	Becton Dickinson & Co.	5.081%	6/7/2029	22,833	23,252
	Becton Dickinson & Co.	2.823%	5/20/2030	19,302	17,826
	Bristol-Myers Squibb Co.	4.900%	2/22/2029	25,419	25,902
	Cardinal Health Inc.	4.700%	11/15/2026	54,653	54,763
	Cardinal Health Inc.	3.410%	6/15/2027	932	915
	Cardinal Health Inc.	5.125%	2/15/2029	36,543	37,261
	Cardinal Health Inc.	5.000%	11/15/2029	45,541	46,207
	Cencora Inc.	3.450%	12/15/2027	35,499	34,714
	Cencora Inc.	4.625%	12/15/2027	16,450	16,512
	Cencora Inc.	4.850%	12/15/2029	17,418	17,601
	Cencora Inc.	2.800%	5/15/2030	5,450	5,044
	Centene Corp.	4.250%	12/15/2027	6,669	6,470
	Centene Corp.	2.450%	7/15/2028	7,428	6,777
	Centene Corp.	4.625%	12/15/2029	95,622	91,088
	Centene Corp.	3.375%	2/15/2030	54,553	49,117
[4]	Charles River Laboratories International Inc.	3.750%	3/15/2029	2,005	1,887
[4]	Charles River Laboratories International Inc.	4.000%	3/15/2031	1,560	1,431
[4]	CHS / Community Health Systems Inc.	5.625%	3/15/2027	7,217	7,229
[4]	CHS / Community Health Systems Inc.	10.875%	1/15/2032	1,412	1,481
	Cigna Group	3.400%	3/1/2027	34,377	33,833
	Cigna Group	4.375%	10/15/2028	37,176	37,058
	CVS Health Corp.	2.875%	6/1/2026	97,192	95,818
	CVS Health Corp.	3.000%	8/15/2026	39,836	39,175
	CVS Health Corp.	3.625%	4/1/2027	94,120	92,756
	CVS Health Corp.	1.300%	8/21/2027	47,233	44,215
	CVS Health Corp.	4.300%	3/25/2028	80,438	79,881
	CVS Health Corp.	5.000%	1/30/2029	36,164	36,656
	CVS Health Corp.	5.400%	6/1/2029	53,167	54,557
	CVS Health Corp.	3.250%	8/15/2029	49,243	46,660
	CVS Health Corp.	5.125%	2/21/2030	24,947	25,358
[4]	DaVita Inc.	4.625%	6/1/2030	1,287	1,228
	Elevance Health Inc.	4.101%	3/1/2028	27,072	26,862
	Elevance Health Inc.	5.150%	6/15/2029	21,908	22,352
	Elevance Health Inc.	2.875%	9/15/2029	6,862	6,429
	Elevance Health Inc.	4.750%	2/15/2030	36,162	36,308
	Elevance Health Inc.	2.250%	5/15/2030	7,770	6,991
[4]	Endo Finance Holdings Inc.	8.500%	4/15/2031	343	365
	GE HealthCare Technologies Inc.	5.650%	11/15/2027	110,125	112,883
	GE HealthCare Technologies Inc.	4.800%	8/14/2029	14,157	14,318
	GE HealthCare Technologies Inc.	5.857%	3/15/2030	60,164	63,320
	GE HealthCare Technologies Inc.	4.800%	1/15/2031	23,607	23,723
	Gilead Sciences Inc.	4.800%	11/15/2029	45,545	46,255
	HCA Inc.	5.250%	6/15/2026	61,124	61,193
	HCA Inc.	4.500%	2/15/2027	54,660	54,553
	HCA Inc.	5.000%	3/1/2028	14,062	14,217
	HCA Inc.	5.625%	9/1/2028	5,551	5,690
	HCA Inc.	5.875%	2/1/2029	15,812	16,351
	HCA Inc.	3.375%	3/15/2029	4,655	4,460
	HCA Inc.	5.250%	3/1/2030	20,114	20,540
[4]	Highmark Inc.	1.450%	5/10/2026	33,242	32,368
	Humana Inc.	5.750%	3/1/2028	24,879	25,568
	Illumina Inc.	4.650%	9/9/2026	17,522	17,519
[4]	IQVIA Inc.	6.250%	6/1/2032	3,050	3,128
	Laboratory Corp. of America Holdings	2.950%	12/1/2029	18,605	17,420
	McKesson Corp.	3.950%	2/16/2028	977	967
	McKesson Corp.	4.650%	5/30/2030	71,570	71,969
[4]	Medline Borrower LP	5.250%	10/1/2029	6,546	6,423

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Medline Borrower LP / Medline Co-Issuer Inc.	6.250%	4/1/2029	551	563
[4]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	4.125%	4/30/2028	1,965	1,859
	Pfizer Investment Enterprises Pte Ltd.	4.450%	5/19/2028	304,725	306,187
	Providence St. Joseph Health Obligated Group	2.746%	10/1/2026	12,238	11,986
	Providence St. Joseph Health Obligated Group	2.532%	10/1/2029	11,527	10,623
	Quest Diagnostics Inc.	3.450%	6/1/2026	6,455	6,399
	Quest Diagnostics Inc.	4.600%	12/15/2027	18,253	18,332
	Quest Diagnostics Inc.	4.200%	6/30/2029	9,612	9,542
	Quest Diagnostics Inc.	4.625%	12/15/2029	19,608	19,712
	Quest Diagnostics Inc.	2.950%	6/30/2030	7,471	6,939
	Revvity Inc.	3.300%	9/15/2029	13,664	12,913
[4]	Roche Holdings Inc.	4.790%	3/8/2029	83,255	84,520
	Royalty Pharma plc	1.750%	9/2/2027	25,604	24,230
[4]	Star Parent Inc.	9.000%	10/1/2030	1,750	1,842
	Stryker Corp.	4.250%	9/11/2029	21,784	21,655
	Stryker Corp.	4.850%	2/10/2030	18,192	18,495
	Stryker Corp.	1.950%	6/15/2030	7,500	6,672
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/2028	7,257	7,356
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/2030	28,313	25,300
	Tenet Healthcare Corp.	4.250%	6/1/2029	1,125	1,085
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/2026	5,372	5,259
	Teva Pharmaceutical Finance Netherlands III BV	4.750%	5/9/2027	473	469
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/2029	240	240
	Teva Pharmaceutical Finance Netherlands IV BV	5.750%	12/1/2030	3,435	3,486
	UnitedHealth Group Inc.	4.400%	6/15/2028	12,050	12,051
	UnitedHealth Group Inc.	3.875%	12/15/2028	9,061	8,901
	UnitedHealth Group Inc.	4.250%	1/15/2029	17,771	17,659
	UnitedHealth Group Inc.	4.000%	5/15/2029	28,605	28,155
	UnitedHealth Group Inc.	4.800%	1/15/2030	9,705	9,802
	UnitedHealth Group Inc.	2.000%	5/15/2030	22,670	20,188
	UnitedHealth Group Inc.	4.650%	1/15/2031	24,290	24,281
	Utah Acquisition Sub Inc.	3.950%	6/15/2026	48,077	47,699
	Zimmer Biomet Holdings Inc.	4.700%	2/19/2027	61,695	61,915
	Zimmer Biomet Holdings Inc.	5.350%	12/1/2028	31,945	32,834
	Zimmer Biomet Holdings Inc.	5.050%	2/19/2030	74,775	76,208
					4,193,243
Industrials (5.5%)
[4]	Air Canada	3.875%	8/15/2026	14,642	14,495
	Allegion plc	3.500%	10/1/2029	11,112	10,618
[4]	Allied Universal Holdco LLC / Allied Universal Finance Corp.	6.875%	6/15/2030	815	835
[4]	Allison Transmission Inc.	4.750%	10/1/2027	1,700	1,684
[4]	American Airlines Inc.	7.250%	2/15/2028	2,725	2,780
[13]	Aurizon Finance Pty Ltd.	3.000%	3/9/2028	25,200	15,608
[4]	BAE Systems plc	5.000%	3/26/2027	29,244	29,506
[4]	BAE Systems plc	5.125%	3/26/2029	47,554	48,666
	Boeing Co.	2.750%	2/1/2026	118,355	117,014
	Boeing Co.	2.196%	2/4/2026	354,766	350,085
	Boeing Co.	5.040%	5/1/2027	6,693	6,732
	Boeing Co.	6.259%	5/1/2027	22,192	22,761
	Boeing Co.	3.250%	2/1/2028	22,866	22,140
	Boeing Co.	3.200%	3/1/2029	33,207	31,618
	Boeing Co.	6.298%	5/1/2029	65,792	69,424
	Boeing Co.	5.150%	5/1/2030	217,578	221,016
	Boeing Co.	6.388%	5/1/2031	23,898	25,721
[13]	Brisbane Airport Corp. Pty Ltd.	4.500%	12/30/2030	7,340	4,643
[4]	BWX Technologies Inc.	4.125%	6/30/2028	4,572	4,425
	Canadian Pacific Railway Co.	1.750%	12/2/2026	34,929	33,718
	Canadian Pacific Railway Co.	4.000%	6/1/2028	23,625	23,396
	Canadian Pacific Railway Co.	2.050%	3/5/2030	2,870	2,576
	Carrier Global Corp.	2.722%	2/15/2030	20,080	18,629
[11]	CIMIC Finance Ltd.	1.500%	5/28/2029	8,600	9,134
[4]	Clean Harbors Inc.	4.875%	7/15/2027	4,552	4,514
[4]	Clean Harbors Inc.	5.125%	7/15/2029	1,035	1,017
	CNH Industrial Capital LLC	4.550%	4/10/2028	18,034	18,063
	CNH Industrial Capital LLC	5.500%	1/12/2029	22,847	23,508
[4]	Daimler Truck Finance North America LLC	4.950%	1/13/2028	11,196	11,290
[4]	Daimler Truck Finance North America LLC	5.125%	1/19/2028	13,735	13,906
[4]	Daimler Truck Finance North America LLC	5.400%	9/20/2028	25,315	25,905
[4]	Daimler Truck Finance North America LLC	5.250%	1/13/2030	62,374	63,730

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5]	Delta Air Lines Inc. / SkyMiles IP Ltd.	4.750%	10/20/2028	84,781	84,875
	Eaton Capital ULC	4.450%	5/9/2030	29,830	29,819
	Embraer Netherlands Finance BV	6.950%	1/17/2028	795	829
[4]	FedEx Corp.	3.400%	2/15/2028	13,990	13,650
[4]	Garda World Security Corp.	8.250%	8/1/2032	995	1,026
[4]	Garda World Security Corp.	8.375%	11/15/2032	1,495	1,540
[4]	Gates Corp.	6.875%	7/1/2029	2,926	3,014
	General Electric Co.	4.300%	7/29/2030	34,819	34,670
[4]	Herc Holdings Inc.	7.000%	6/15/2030	715	738
	Hillenbrand Inc.	6.250%	2/15/2029	2,530	2,564
	Honeywell International Inc.	4.875%	9/1/2029	13,707	13,988
	Honeywell International Inc.	4.700%	2/1/2030	22,736	22,985
	Huntington Ingalls Industries Inc.	3.483%	12/1/2027	29,715	28,971
	Huntington Ingalls Industries Inc.	2.043%	8/16/2028	2,132	1,977
	Huntington Ingalls Industries Inc.	5.353%	1/15/2030	44,044	45,010
	Ingersoll Rand Inc.	5.197%	6/15/2027	50,629	51,285
	Ingersoll Rand Inc.	5.400%	8/14/2028	5,657	5,803
	Ingersoll Rand Inc.	5.176%	6/15/2029	36,179	37,055
[4]	JetBlue Airways Corp. / JetBlue Loyalty LP	9.875%	9/20/2031	1,605	1,552
	John Deere Capital Corp.	4.500%	1/16/2029	37,834	38,099
	Keysight Technologies Inc.	5.350%	7/30/2030	29,050	29,879
	L3Harris Technologies Inc.	5.400%	1/15/2027	68,617	69,460
	L3Harris Technologies Inc.	4.400%	6/15/2028	527	527
	L3Harris Technologies Inc.	5.050%	6/1/2029	45,693	46,540
	L3Harris Technologies Inc.	2.900%	12/15/2029	16,240	15,183
	Lennox International Inc.	1.700%	8/1/2027	6,455	6,110
	Lockheed Martin Corp.	4.150%	8/15/2028	21,651	21,598
	Lockheed Martin Corp.	4.500%	2/15/2029	31,494	31,705
	Lockheed Martin Corp.	4.400%	8/15/2030	33,333	33,228
[13]	Lonsdale Finance Pty Ltd.	2.450%	11/20/2026	30,830	19,386
[4]	Mueller Water Products Inc.	4.000%	6/15/2029	3,020	2,886
	Nordson Corp.	4.500%	12/15/2029	36,448	36,261
	Northrop Grumman Corp.	3.200%	2/1/2027	63,742	62,637
	Northrop Grumman Corp.	3.250%	1/15/2028	96,156	93,734
	Northrop Grumman Corp.	4.600%	2/1/2029	125,693	126,768
	Northrop Grumman Corp.	4.400%	5/1/2030	35,094	35,039
	Northrop Grumman Corp.	4.650%	7/15/2030	23,735	23,896
	Otis Worldwide Corp.	5.250%	8/16/2028	31,973	32,700
	Otis Worldwide Corp.	2.565%	2/15/2030	24,794	22,807
	Parker-Hannifin Corp.	3.250%	6/14/2029	21,272	20,397
	Paychex Inc.	5.100%	4/15/2030	12,890	13,168
[13]	Qantas Airways Ltd.	4.750%	10/12/2026	10,090	6,520
[13]	Qantas Airways Ltd.	3.150%	9/27/2028	9,160	5,635
[4]	Raven Acquisition Holdings LLC	6.875%	11/15/2031	916	925
	Regal Rexnord Corp.	6.050%	4/15/2028	12,093	12,441
	RELX Capital Inc.	4.750%	3/27/2030	23,900	24,190
	Republic Services Inc.	4.875%	4/1/2029	23,103	23,535
	Republic Services Inc.	4.750%	7/15/2030	14,340	14,557
[4]	Roller Bearing Co. of America Inc.	4.375%	10/15/2029	1,202	1,157
	RTX Corp.	3.125%	5/4/2027	22,911	22,417
	RTX Corp.	4.125%	11/16/2028	3,380	3,356
	RTX Corp.	5.750%	1/15/2029	22,990	23,988
	RTX Corp.	7.500%	9/15/2029	5,970	6,618
	Ryder System Inc.	1.750%	9/1/2026	23,056	22,368
	Ryder System Inc.	2.850%	3/1/2027	29,427	28,664
	Ryder System Inc.	5.300%	3/15/2027	20,161	20,387
	Ryder System Inc.	5.650%	3/1/2028	9,160	9,433
	Ryder System Inc.	5.250%	6/1/2028	14,893	15,219
	Ryder System Inc.	6.300%	12/1/2028	59,370	62,709
	Ryder System Inc.	5.375%	3/15/2029	31,978	32,804
	Southwest Airlines Co.	3.000%	11/15/2026	6,455	6,314
	Southwest Airlines Co.	5.125%	6/15/2027	53,896	54,255
	Southwest Airlines Co.	3.450%	11/16/2027	9,947	9,661
	Spirit AeroSystems Inc.	4.600%	6/15/2028	1,211	1,191
[4]	Spirit AeroSystems Inc.	9.750%	11/15/2030	2,858	3,148
[4]	Stonepeak Nile Parent LLC	7.250%	3/15/2032	248	260
[4]	TransDigm Inc.	6.750%	8/15/2028	5,092	5,196
[4]	TransDigm Inc.	6.375%	3/1/2029	8,824	9,033
[4]	TransDigm Inc.	6.375%	5/31/2033	3,015	3,034
	Tyco Electronics Group SA	4.625%	2/1/2030	14,340	14,439

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	United Airlines Pass Through Trust Class A Series 2020-1	5.875%	4/15/2029	1,214	1,237
	Veralto Corp.	5.500%	9/18/2026	34,939	35,261
	Veralto Corp.	5.350%	9/18/2028	9,968	10,220
[4]	Waste Pro USA Inc.	7.000%	2/1/2033	210	218
[4]	WESCO Distribution Inc.	6.375%	3/15/2029	2,753	2,823
[4]	WESCO Distribution Inc.	6.375%	3/15/2033	993	1,017
	Westinghouse Air Brake Technologies Corp.	4.900%	5/29/2030	17,090	17,278
					2,924,024
Materials (1.7%)
	Air Products & Chemicals Inc.	4.600%	2/8/2029	9,127	9,212
[4]	Alcoa Nederland Holding BV	5.500%	12/15/2027	2,330	2,305
[4]	Alumina Pty Ltd.	6.125%	3/15/2030	1,205	1,219
[4]	Amcor Flexibles North America Inc.	4.800%	3/17/2028	42,843	43,076
[4]	Amcor Flexibles North America Inc.	5.100%	3/17/2030	25,000	25,346
[4,9]	AmeriTex HoldCo Intermediate LLC	7.625%	8/15/2033	500	508
	ArcelorMittal SA	6.550%	11/29/2027	3,063	3,184
	Avery Dennison Corp.	4.875%	12/6/2028	13,035	13,160
	Berry Global Inc.	1.650%	1/15/2027	21,744	20,858
	BHP Billiton Finance USA Ltd.	5.100%	9/8/2028	36,543	37,357
[4]	Big River Steel LLC / BRS Finance Corp.	6.625%	1/31/2029	8,188	8,185
[4]	Canpack SA / Canpack US LLC	3.125%	11/1/2025	404	400
[4]	Canpack SA / Canpack US LLC	3.875%	11/15/2029	3,645	3,406
[4]	Chemours Co.	5.750%	11/15/2028	2,896	2,681
[4]	Chemours Co.	4.625%	11/15/2029	1,150	975
[4]	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP	3.400%	12/1/2026	33,427	32,976
[4]	Cleveland-Cliffs Inc.	6.875%	11/1/2029	4,452	4,454
[4]	Clydesdale Acquisition Holdings Inc.	6.750%	4/15/2032	1,030	1,054
	Corp. Nacional del Cobre de Chile	3.625%	8/1/2027	37,789	37,020
	Corp. Nacional del Cobre de Chile	3.000%	9/30/2029	12,339	11,460
	Eastman Chemical Co.	4.500%	12/1/2028	6,824	6,814
	Eastman Chemical Co.	5.000%	8/1/2029	27,118	27,428
[4]	Element Solutions Inc.	3.875%	9/1/2028	5,365	5,168
[4]	First Quantum Minerals Ltd.	9.375%	3/1/2029	2,873	3,045
[4]	First Quantum Minerals Ltd.	8.000%	3/1/2033	2,130	2,201
	Freeport Indonesia PT	4.763%	4/14/2027	21,556	21,569
	Freeport-McMoRan Inc.	4.375%	8/1/2028	16,638	16,477
	Freeport-McMoRan Inc.	4.250%	3/1/2030	12,053	11,800
[4]	Glencore Funding LLC	4.907%	4/1/2028	28,680	28,954
[4]	Glencore Funding LLC	5.371%	4/4/2029	28,129	28,806
[4]	Graphic Packaging International LLC	1.512%	4/15/2026	2,483	2,420
[4]	Graphic Packaging International LLC	4.750%	7/15/2027	9,040	8,901
[4]	Graphic Packaging International LLC	3.500%	3/15/2028	594	568
[4]	Hudbay Minerals Inc.	4.500%	4/1/2026	1,329	1,319
[4,9]	Inversion Escrow Issuer LLC	6.750%	8/1/2032	2,490	2,460
[4]	JH North America Holdings Inc.	5.875%	1/31/2031	1,860	1,868
[4]	Kaiser Aluminum Corp.	4.625%	3/1/2028	2,483	2,425
[4]	Magnera Corp.	7.250%	11/15/2031	4,192	3,952
	Mosaic Co.	5.375%	11/15/2028	13,697	14,029
[4]	Novelis Corp.	3.250%	11/15/2026	1,828	1,798
[4]	Novelis Corp.	4.750%	1/30/2030	555	532
[4]	Novelis Corp.	6.875%	1/30/2030	1,199	1,235
[4]	Novelis Corp.	3.875%	8/15/2031	2,385	2,142
	Nutrien Ltd.	4.500%	3/12/2027	16,870	16,867
	Nutrien Ltd.	5.200%	6/21/2027	36,529	36,923
	Nutrien Ltd.	4.900%	3/27/2028	42,067	42,539
	Nutrien Ltd.	4.200%	4/1/2029	13,702	13,539
[4]	Olympus Water US Holding Corp.	9.750%	11/15/2028	9,151	9,597
	Owens Corning	5.500%	6/15/2027	17,560	17,860
	Owens Corning	3.500%	2/15/2030	10,863	10,364
[4]	Owens-Brockway Glass Container Inc.	6.625%	5/13/2027	2,284	2,286
[4]	Quikrete Holdings Inc.	6.375%	3/1/2032	3,176	3,260
[4]	Quikrete Holdings Inc.	6.750%	3/1/2033	841	863
	Rio Tinto Finance USA plc	4.500%	3/14/2028	4,790	4,810
	Rio Tinto Finance USA plc	4.875%	3/14/2030	43,110	43,757
	RPM International Inc.	3.750%	3/15/2027	35,898	35,435
[4]	Sealed Air Corp. / Sealed Air Corp. US	6.125%	2/1/2028	5,207	5,257
	Sherwin-Williams Co.	4.550%	3/1/2028	16,065	16,132
	Sherwin-Williams Co.	2.300%	5/15/2030	18,689	16,883
	Smurfit Kappa Treasury ULC	5.200%	1/15/2030	31,845	32,644

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	SNF Group SACA	3.125%	3/15/2027	9,962	9,611
	Suzano Austria GmbH	6.000%	1/15/2029	42,376	43,511
[4]	Trivium Packaging Finance BV	8.250%	7/15/2030	1,015	1,069
[4]	Trivium Packaging Finance BV	12.250%	1/15/2031	1,230	1,290
	Vulcan Materials Co.	4.950%	12/1/2029	12,319	12,506
	Westlake Corp.	3.600%	8/15/2026	1,574	1,556
	WestRock MWV LLC	8.200%	1/15/2030	17,285	19,771
[4]	WR Grace Holdings LLC	5.625%	8/15/2029	1,615	1,491
	WRKCo Inc.	3.375%	9/15/2027	15,121	14,800
	WRKCo Inc.	4.000%	3/15/2028	6,826	6,742
					876,110
Real Estate (3.1%)
[10]	Akelius Residential Property AB	2.375%	8/15/2025	25,572	33,751
	Alexandria Real Estate Equities Inc.	4.500%	7/30/2029	1,596	1,588
	Alexandria Real Estate Equities Inc.	2.750%	12/15/2029	26,412	24,452
	American Homes 4 Rent LP	4.900%	2/15/2029	2,940	2,968
	American Homes 4 Rent LP	4.950%	6/15/2030	13,265	13,352
	American Tower Corp.	1.450%	9/15/2026	32,658	31,542
	American Tower Corp.	3.375%	10/15/2026	24,022	23,697
	American Tower Corp.	2.750%	1/15/2027	27,450	26,769
	American Tower Corp.	3.550%	7/15/2027	10,436	10,258
	American Tower Corp.	3.600%	1/15/2028	6,597	6,471
	American Tower Corp.	5.800%	11/15/2028	12,319	12,784
	American Tower Corp.	3.950%	3/15/2029	28,619	28,000
	American Tower Corp.	2.900%	1/15/2030	22,840	21,224
[11]	Aroundtown SA	0.375%	4/15/2027	9,900	10,868
[11]	Aroundtown SA	1.450%	7/9/2028	5,600	6,096
[11]	Aroundtown SA	4.800%	7/16/2029	3,900	4,676
[11]	Aroundtown SA	3.500%	5/13/2030	9,100	10,311
	AvalonBay Communities Inc.	2.900%	10/15/2026	5,981	5,873
	AvalonBay Communities Inc.	2.300%	3/1/2030	14,103	12,818
[11]	Blackstone Property Partners Europe Holdings Sarl	1.250%	4/26/2027	8,873	9,896
[11]	Blackstone Property Partners Europe Holdings Sarl	1.000%	5/4/2028	14,368	15,623
[10]	Blackstone Property Partners Europe Holdings Sarl	2.625%	10/20/2028	1,899	2,332
[11]	Blackstone Property Partners Europe Holdings Sarl	3.625%	10/29/2029	2,564	2,962
	Boston Properties LP	2.750%	10/1/2026	16,111	15,759
	Boston Properties LP	6.750%	12/1/2027	16,513	17,262
	Boston Properties LP	4.500%	12/1/2028	6,594	6,531
	Boston Properties LP	3.400%	6/21/2029	6,076	5,760
	Brandywine Operating Partnership LP	8.875%	4/12/2029	2,355	2,529
	Brixmor Operating Partnership LP	3.900%	3/15/2027	9,198	9,105
	Brixmor Operating Partnership LP	2.250%	4/1/2028	5,511	5,196
	Brixmor Operating Partnership LP	4.125%	5/15/2029	21,799	21,422
	Camden Property Trust	3.150%	7/1/2029	9,542	9,075
	COPT Defense Properties LP	2.000%	1/15/2029	17,204	15,715
	Crown Castle Inc.	1.050%	7/15/2026	53,836	52,061
	Crown Castle Inc.	4.000%	3/1/2027	6,834	6,774
	Crown Castle Inc.	2.900%	3/15/2027	18,443	17,950
	Crown Castle Inc.	3.650%	9/1/2027	1,131	1,110
	Crown Castle Inc.	5.000%	1/11/2028	41,660	42,008
	Crown Castle Inc.	3.800%	2/15/2028	8,230	8,065
	Crown Castle Inc.	3.100%	11/15/2029	9,986	9,379
	CubeSmart LP	3.125%	9/1/2026	2,545	2,503
	CubeSmart LP	2.250%	12/15/2028	37,263	34,614
	CubeSmart LP	4.375%	2/15/2029	19,874	19,669
	Digital Realty Trust LP	3.700%	8/15/2027	14,930	14,725
	Digital Realty Trust LP	5.550%	1/15/2028	68,768	70,362
	Digital Realty Trust LP	4.450%	7/15/2028	4,220	4,224
	Digital Realty Trust LP	3.600%	7/1/2029	62,668	60,374
	DOC DR LLC	4.300%	3/15/2027	27,745	27,618
	DOC DR LLC	3.950%	1/15/2028	6,103	6,029
[11]	DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH	2.500%	1/25/2027	9,000	10,124
[11]	DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH	4.875%	8/21/2030	6,500	7,516
	Equinix Inc.	2.900%	11/18/2026	17,257	16,896
	Equinix Inc.	1.800%	7/15/2027	13,811	13,127
	Equinix Inc.	2.000%	5/15/2028	9,113	8,522
	Equinix Inc.	3.200%	11/18/2029	12,397	11,706
	ERP Operating LP	2.500%	2/15/2030	10,006	9,192
	Essex Portfolio LP	3.625%	5/1/2027	9,151	9,021

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Essex Portfolio LP	1.700%	3/1/2028	8,315	7,744
	Essex Portfolio LP	3.000%	1/15/2030	9,094	8,489
	Extra Space Storage LP	5.700%	4/1/2028	45,758	47,034
	Extra Space Storage LP	4.000%	6/15/2029	5,801	5,687
	Federal Realty OP LP	3.250%	7/15/2027	9,186	8,986
	Federal Realty OP LP	3.200%	6/15/2029	9,862	9,358
	Federal Realty OP LP	3.500%	6/1/2030	3,052	2,899
[11]	Grand City Properties SA	0.125%	1/11/2028	13,000	13,918
	Healthcare Realty Holdings LP	3.750%	7/1/2027	18,325	18,034
	Healthcare Realty Holdings LP	3.100%	2/15/2030	13,605	12,629
	Healthpeak OP LLC	1.350%	2/1/2027	23,066	22,017
	Healthpeak OP LLC	2.125%	12/1/2028	4,450	4,120
	Healthpeak OP LLC	3.500%	7/15/2029	9,485	9,115
	Healthpeak OP LLC	3.000%	1/15/2030	13,555	12,690
	Highwoods Realty LP	3.875%	3/1/2027	21,692	21,311
	Highwoods Realty LP	4.125%	3/15/2028	9,517	9,309
	Highwoods Realty LP	4.200%	4/15/2029	14,582	14,157
	Highwoods Realty LP	3.050%	2/15/2030	19,834	18,090
	Host Hotels & Resorts LP	3.375%	12/15/2029	2,965	2,781
	Hudson Pacific Properties LP	3.950%	11/1/2027	1,175	1,111
	Hudson Pacific Properties LP	5.950%	2/15/2028	1,385	1,327
	Invitation Homes Operating Partnership LP	2.300%	11/15/2028	6,396	5,978
	Kilroy Realty LP	4.750%	12/15/2028	32,127	31,805
	Kilroy Realty LP	4.250%	8/15/2029	6,913	6,670
	Kilroy Realty LP	3.050%	2/15/2030	14,285	12,915
	Kimco Realty OP LLC	2.800%	10/1/2026	6,890	6,747
	Kimco Realty OP LLC	3.800%	4/1/2027	9,192	9,085
	Mid-America Apartments LP	3.950%	3/15/2029	16,865	16,596
	Mid-America Apartments LP	2.750%	3/15/2030	4,589	4,261
	MPT Operating Partnership LP / MPT Finance Corp.	3.500%	3/15/2031	3,855	2,634
[4]	MPT Operating Partnership LP / MPT Finance Corp.	8.500%	2/15/2032	4,476	4,656
	NNN REIT Inc.	4.300%	10/15/2028	1,416	1,406
	NNN REIT Inc.	2.500%	4/15/2030	17,478	15,891
	Omega Healthcare Investors Inc.	4.500%	4/1/2027	4,035	4,032
	Omega Healthcare Investors Inc.	4.750%	1/15/2028	9,262	9,291
	Omega Healthcare Investors Inc.	3.625%	10/1/2029	35,118	33,327
	Omega Healthcare Investors Inc.	5.200%	7/1/2030	9,548	9,577
[4]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/2027	5,695	5,618
[11]	P3 Group Sarl	1.625%	1/26/2029	9,872	10,664
[4]	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer	7.000%	2/1/2030	1,287	1,319
[4]	Pebblebrook Hotel LP / PEB Finance Corp.	6.375%	10/15/2029	684	685
	Piedmont Operating Partnership LP	6.875%	7/15/2029	14,362	15,025
	Prologis LP	3.875%	9/15/2028	299	295
[11]	Public Property Invest A/S	4.625%	3/12/2030	2,181	2,541
	Public Storage Operating Co.	1.850%	5/1/2028	4,328	4,053
	Realty Income Corp.	3.200%	1/15/2027	5,079	4,984
	Realty Income Corp.	2.200%	6/15/2028	6,854	6,457
	Realty Income Corp.	4.750%	2/15/2029	27,374	27,662
	Realty Income Corp.	4.000%	7/15/2029	9,132	8,978
	Realty Income Corp.	3.400%	1/15/2030	3,115	2,979
[11]	Realty Income Corp.	4.875%	7/6/2030	10,401	12,778
	Regency Centers LP	2.950%	9/15/2029	2,876	2,711
	Rexford Industrial Realty LP	5.000%	6/15/2028	10,363	10,452
	Sabra Health Care LP	3.900%	10/15/2029	23,782	22,655
	SBA Communications Corp.	3.875%	2/15/2027	4,467	4,387
	Service Properties Trust	5.500%	12/15/2027	3,830	3,775
	Simon Property Group LP	3.250%	11/30/2026	22,346	22,002
	Store Capital LLC	4.500%	3/15/2028	4,764	4,702
	Sun Communities Operating LP	2.300%	11/1/2028	2,328	2,169
	UDR Inc.	2.950%	9/1/2026	1,425	1,400
	UDR Inc.	3.200%	1/15/2030	4,445	4,208
	Ventas Realty LP	3.250%	10/15/2026	23,782	23,400
	Welltower OP LLC	2.050%	1/15/2029	32,472	30,042
	Welltower OP LLC	4.125%	3/15/2029	14,964	14,800
	Welltower OP LLC	3.100%	1/15/2030	32,828	31,016
	Welltower OP LLC	4.500%	7/1/2030	31,850	31,773
	Weyerhaeuser Co.	6.950%	10/1/2027	3,417	3,578
[4]	XHR LP	4.875%	6/1/2029	495	478

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	XHR LP	6.625%	5/15/2030	528	537
					1,634,034
Technology (4.7%)
	Accenture Capital Inc.	4.050%	10/4/2029	28,163	27,834
	Applied Materials Inc.	4.800%	6/15/2029	17,083	17,400
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/2027	43,946	43,580
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.500%	1/15/2028	7,932	7,761
	Broadcom Inc.	5.050%	7/12/2027	68,468	69,293
[4]	Broadcom Inc.	1.950%	2/15/2028	17,440	16,436
	Broadcom Inc.	4.150%	2/15/2028	41,773	41,538
	Broadcom Inc.	4.110%	9/15/2028	52,864	52,405
	Broadcom Inc.	4.750%	4/15/2029	21,786	21,975
	Broadcom Inc.	5.050%	7/12/2029	68,468	69,834
	Broadcom Inc.	4.350%	2/15/2030	64,251	63,791
	Broadcom Inc.	5.000%	4/15/2030	34,733	35,379
	Cadence Design Systems Inc.	4.300%	9/10/2029	25,466	25,382
[4]	Central Parent Inc. / CDK Global Inc.	7.250%	6/15/2029	1,837	1,514
[4]	Central Parent LLC / CDK Global II LLC / CDK Financing Co. Inc.	8.000%	6/15/2029	357	303
[4]	Cloud Software Group Inc.	6.500%	3/31/2029	2,513	2,538
[4]	Cloud Software Group Inc.	8.250%	6/30/2032	1,065	1,134
	Cotiviti Corp.	7.625%	5/1/2031	6,605	6,646
	Dell International LLC / EMC Corp.	4.900%	10/1/2026	38,860	38,984
	Dell International LLC / EMC Corp.	6.100%	7/15/2027	6,455	6,645
	Dell International LLC / EMC Corp.	5.250%	2/1/2028	73,717	75,251
	Dell International LLC / EMC Corp.	4.750%	4/1/2028	34,120	34,386
	Dell International LLC / EMC Corp.	5.300%	10/1/2029	57,754	59,298
	Dell International LLC / EMC Corp.	4.350%	2/1/2030	46,115	45,640
	Dell International LLC / EMC Corp.	5.000%	4/1/2030	51,506	52,241
[4]	Diebold Nixdorf Inc.	7.750%	3/31/2030	495	525
	DXC Technology Co.	1.800%	9/15/2026	31,104	30,104
	DXC Technology Co.	2.375%	9/15/2028	22,838	21,238
[4]	Ellucian Holdings Inc.	6.500%	12/1/2029	1,529	1,550
[4]	Entegris Inc.	4.750%	4/15/2029	3,683	3,607
[4]	Foundry JV Holdco LLC	5.900%	1/25/2030	14,340	14,963
[4]	Foundry JV Holdco LLC	5.500%	1/25/2031	115,529	117,901
[4]	Foundry JV Holdco LLC	6.150%	1/25/2032	87,226	91,322
	Hewlett Packard Enterprise Co.	4.400%	9/25/2027	15,335	15,334
	Hewlett Packard Enterprise Co.	4.550%	10/15/2029	101,021	100,408
	HP Inc.	1.450%	6/17/2026	1,736	1,689
	HP Inc.	3.000%	6/17/2027	9,331	9,094
	HP Inc.	4.750%	1/15/2028	2,184	2,204
[4]	Imola Merger Corp.	4.750%	5/15/2029	5,435	5,269
	Intel Corp.	3.750%	3/25/2027	4,927	4,860
	Intel Corp.	3.750%	8/5/2027	93,435	92,038
	Intel Corp.	4.875%	2/10/2028	56,539	56,947
	Intel Corp.	2.450%	11/15/2029	105,362	95,846
	Intel Corp.	5.125%	2/10/2030	44,523	45,186
	Intel Corp.	3.900%	3/25/2030	30,902	29,737
	International Business Machines Corp.	3.500%	5/15/2029	18,272	17,707
[4]	Kioxia Holdings Corp.	6.250%	7/24/2030	1,000	996
[4]	Kioxia Holdings Corp.	6.625%	7/24/2033	700	694
	Microchip Technology Inc.	4.900%	3/15/2028	30,761	30,992
	Microchip Technology Inc.	5.050%	2/15/2030	39,595	40,043
	Motorola Solutions Inc.	4.850%	8/15/2030	47,700	48,024
	NXP BV / NXP Funding LLC	5.550%	12/1/2028	741	763
	NXP BV / NXP Funding LLC / NXP USA Inc.	4.300%	6/18/2029	12,781	12,644
	Oracle Corp.	2.800%	4/1/2027	33,309	32,405
	Oracle Corp.	3.250%	11/15/2027	18,509	18,015
	Oracle Corp.	2.300%	3/25/2028	13,716	12,984
	Oracle Corp.	4.500%	5/6/2028	31,749	31,825
	Oracle Corp.	4.800%	8/3/2028	61,848	62,508
	Oracle Corp.	4.200%	9/27/2029	154,824	153,008
	Skyworks Solutions Inc.	1.800%	6/1/2026	85,903	83,667
[4]	SS&C Technologies Inc.	5.500%	9/30/2027	2,435	2,435
	Synopsys Inc.	4.550%	4/1/2027	40,560	40,612
	Synopsys Inc.	4.650%	4/1/2028	26,770	26,955
	Synopsys Inc.	4.850%	4/1/2030	64,230	64,956
	Teledyne Technologies Inc.	2.250%	4/1/2028	17,091	16,187
[4]	UKG Inc.	6.875%	2/1/2031	1,995	2,050

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	VMware LLC	1.400%	8/15/2026	26,784	25,946
	VMware LLC	3.900%	8/21/2027	27,425	27,106
	VMware LLC	1.800%	8/15/2028	60,692	56,079
	VMware LLC	4.700%	5/15/2030	37,251	37,245
	Western Digital Corp.	4.750%	2/15/2026	1,994	1,989
	Workday Inc.	3.500%	4/1/2027	38,584	37,974
	Workday Inc.	3.700%	4/1/2029	9,192	8,958
	X Corp.	9.500%	10/29/2029	5,385	5,217
					2,456,994
Utilities (5.7%)
	AEP Texas Inc.	5.450%	5/15/2029	25,785	26,556
	AES Corp.	5.450%	6/1/2028	27,573	28,005
[6,13]	AGI Finance Pty Ltd., 3M Australian Bank Bill Rate + 1.000%	4.576%	1/8/2026	13,770	8,853
[4]	Alliant Energy Finance LLC	5.400%	6/6/2027	13,470	13,570
	Ameren Corp.	5.700%	12/1/2026	95,779	97,090
	Ameren Corp.	1.950%	3/15/2027	25,035	24,053
	Ameren Corp.	1.750%	3/15/2028	13,726	12,814
	Ameren Corp.	5.000%	1/15/2029	133,126	135,327
	American Electric Power Co. Inc.	5.750%	11/1/2027	16,374	16,802
	American Electric Power Co. Inc.	5.200%	1/15/2029	27,222	27,816
	Arizona Public Service Co.	2.600%	8/15/2029	15,346	14,273
[13]	Ausgrid Finance Pty Ltd.	1.814%	2/5/2027	27,110	16,841
[13]	AusNet Services Holdings Pty Ltd.	4.200%	8/21/2028	9,140	5,850
[4]	Calpine Corp.	4.500%	2/15/2028	3,489	3,451
[4]	Calpine Corp.	4.625%	2/1/2029	1,309	1,287
	CenterPoint Energy Houston Electric LLC	5.200%	10/1/2028	19,364	19,852
	CenterPoint Energy Inc.	5.400%	6/1/2029	46,220	47,587
[4]	Clearway Energy Operating LLC	4.750%	3/15/2028	5,720	5,621
	Colbun SA	3.950%	10/11/2027	4,557	4,499
[4]	Comision Federal de Electricidad	5.700%	1/24/2030	34,634	34,433
	Consumers Energy Co.	4.600%	5/30/2029	29,431	29,663
	Consumers Energy Co.	4.500%	1/15/2031	19,050	19,008
	Dominion Energy Inc.	2.850%	8/15/2026	4,272	4,196
	Dominion Energy Inc.	4.600%	5/15/2028	55,280	55,499
	Dominion Energy Inc.	4.250%	6/1/2028	1,489	1,481
	Dominion Energy Inc.	5.000%	6/15/2030	31,154	31,688
	DTE Electric Co.	2.250%	3/1/2030	15,004	13,655
	DTE Energy Co.	2.850%	10/1/2026	35,005	34,354
	DTE Energy Co.	4.950%	7/1/2027	36,515	36,855
	DTE Energy Co.	4.875%	6/1/2028	33,237	33,594
	DTE Energy Co.	5.100%	3/1/2029	47,124	47,939
	DTE Energy Co.	3.400%	6/15/2029	21,648	20,711
	DTE Energy Co.	2.950%	3/1/2030	16,985	15,781
	DTE Energy Co.	5.200%	4/1/2030	28,105	28,726
	Duke Energy Carolinas LLC	6.000%	12/1/2028	184	193
	Duke Energy Corp.	5.000%	12/8/2027	18,310	18,555
	Duke Energy Corp.	4.300%	3/15/2028	23,559	23,520
	Duke Energy Corp.	3.400%	6/15/2029	12,786	12,289
	Duke Energy Corp.	2.450%	6/1/2030	29,406	26,660
[4]	Electricite de France SA	5.700%	5/23/2028	7,765	7,977
[4]	Electricite de France SA	4.500%	9/21/2028	15,235	15,186
	Entergy Corp.	2.950%	9/1/2026	85,424	83,888
	Entergy Corp.	1.900%	6/15/2028	10,033	9,379
	Entergy Corp.	2.800%	6/15/2030	14,516	13,365
	Essential Utilities Inc.	4.800%	8/15/2027	18,249	18,376
	Eversource Energy	1.400%	8/15/2026	20,209	19,531
	Eversource Energy	2.900%	3/1/2027	40,266	39,242
	Eversource Energy	4.600%	7/1/2027	22,971	22,999
	Eversource Energy	5.450%	3/1/2028	38,897	39,749
	Exelon Corp.	5.150%	3/15/2028	63,836	64,919
	Exelon Corp.	5.150%	3/15/2029	22,838	23,361
	Exelon Corp.	4.050%	4/15/2030	53,023	52,007
	FirstEnergy Corp.	3.900%	7/15/2027	3,792	3,745
	FirstEnergy Corp.	2.650%	3/1/2030	18,400	16,872
[4]	FirstEnergy Pennsylvania Electric Co.	5.200%	4/1/2028	13,726	13,971
[4]	FirstEnergy Pennsylvania Electric Co.	4.300%	1/15/2029	22,021	21,750
[4]	FirstEnergy Transmission LLC	2.866%	9/15/2028	20,919	19,903
	FirstEnergy Transmission LLC	4.550%	1/15/2030	13,435	13,404
[11]	Iberdrola International BV	1.450%	Perpetual	9,300	10,374

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	ITC Holdings Corp.	3.250%	6/30/2026	8,923	8,814
[4]	ITC Holdings Corp.	4.950%	9/22/2027	14,027	14,114
	ITC Holdings Corp.	3.350%	11/15/2027	23,036	22,420
[4]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/2028	9,160	9,054
	National Fuel Gas Co.	5.500%	10/1/2026	18,296	18,439
	National Fuel Gas Co.	5.500%	3/15/2030	30,160	30,935
	National Grid plc	5.602%	6/12/2028	25,656	26,396
[13]	Network Finance Co. Pty Ltd.	2.579%	10/3/2028	32,030	19,478
	Nevada Power Co.	6.250%	5/15/2055	3,503	3,492
	NextEra Energy Capital Holdings Inc.	1.875%	1/15/2027	19,793	19,076
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/2027	27,526	27,621
[9]	NextEra Energy Capital Holdings Inc.	4.685%	9/1/2027	37,270	37,449
	NextEra Energy Capital Holdings Inc.	4.850%	2/4/2028	25,003	25,268
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/2030	26,205	23,573
	NextEra Energy Capital Holdings Inc.	6.375%	8/15/2055	20,199	20,744
	NiSource Inc.	5.250%	3/30/2028	35,583	36,308
	NiSource Inc.	5.200%	7/1/2029	63,576	65,078
	NiSource Inc.	3.600%	5/1/2030	5,236	5,020
[4]	NRG Energy Inc.	5.750%	7/15/2029	810	809
	OGE Energy Corp.	5.450%	5/15/2029	12,112	12,475
[4]	Ohio Edison Co.	4.950%	12/15/2029	47,620	48,207
	Oklahoma Gas & Electric Co.	3.300%	3/15/2030	6,853	6,492
	Oklahoma Gas & Electric Co.	3.250%	4/1/2030	7,083	6,707
[4]	Oncor Electric Delivery Co. LLC	4.500%	3/20/2027	21,500	21,560
	Oncor Electric Delivery Co. LLC	4.300%	5/15/2028	41,014	40,938
	Oncor Electric Delivery Co. LLC	4.650%	11/1/2029	18,225	18,385
	Pacific Gas & Electric Co.	2.100%	8/1/2027	12,357	11,748
	Pacific Gas & Electric Co.	5.550%	5/15/2029	63,575	64,794
	PacifiCorp	5.100%	2/15/2029	12,495	12,711
[4]	Pattern Energy Operations LP / Pattern Energy Operations Inc.	4.500%	8/15/2028	6,646	6,439
	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.125%	5/15/2027	23,436	23,228
	PG&E Recovery Funding LLC	5.045%	7/15/2034	18,049	18,324
	Pinnacle West Capital Corp.	4.900%	5/15/2028	5,860	5,913
	Pinnacle West Capital Corp.	5.150%	5/15/2030	14,320	14,596
	PPL Capital Funding Inc.	4.125%	4/15/2030	29,537	28,934
[4]	PSEG Power LLC	5.200%	5/15/2030	32,240	32,932
	Public Service Electric & Gas Co.	2.450%	1/15/2030	9,920	9,115
	Public Service Enterprise Group Inc.	5.850%	11/15/2027	56,456	58,178
	Public Service Enterprise Group Inc.	5.875%	10/15/2028	54,824	57,033
	Public Service Enterprise Group Inc.	5.200%	4/1/2029	34,266	35,115
	Public Service Enterprise Group Inc.	4.900%	3/15/2030	27,289	27,619
[4]	Rayburn Country Securitization LLC	2.307%	12/1/2032	6,817	6,361
[10]	Scotland Gas Networks plc	3.250%	3/8/2027	5,000	6,476
	Sempra	6.625%	4/1/2055	14,571	14,292
	Southern California Edison Co.	4.400%	9/6/2026	18,746	18,690
	Southern California Edison Co.	4.875%	2/1/2027	45,067	45,135
	Southern California Edison Co.	5.300%	3/1/2028	19,895	20,118
	Southern California Edison Co.	5.650%	10/1/2028	20,171	20,635
	Southern Co.	5.113%	8/1/2027	46,580	47,207
	Southern Co.	1.750%	3/15/2028	884	826
	Southern Co.	4.850%	6/15/2028	45,741	46,333
	Southern Co.	3.700%	4/30/2030	14,622	14,095
	Southwestern Electric Power Co.	4.100%	9/15/2028	15,529	15,352
[10]	SW Finance I plc	6.640%	3/31/2026	2,060	2,708
	Tampa Electric Co.	4.900%	3/1/2029	27,175	27,554
	Union Electric Co.	2.950%	3/15/2030	12,430	11,661
[13]	Victoria Power Networks Finance Pty Ltd.	2.132%	4/21/2028	13,800	8,380
[4]	Vistra Operations Co. LLC	5.500%	9/1/2026	6,497	6,491
[4]	Vistra Operations Co. LLC	5.050%	12/30/2026	8,876	8,907
	WEC Energy Group Inc.	5.150%	10/1/2027	22,952	23,262
	WEC Energy Group Inc.	1.375%	10/15/2027	18,216	17,077
	WEC Energy Group Inc.	4.750%	1/15/2028	39,854	40,155
	Xcel Energy Inc.	3.350%	12/1/2026	19,756	19,420
	Xcel Energy Inc.	1.750%	3/15/2027	29,990	28,694
	Xcel Energy Inc.	4.000%	6/15/2028	27,459	27,185
	Xcel Energy Inc.	2.600%	12/1/2029	4,557	4,210
[4]	XPLR Infrastructure Operating Partners LP	3.875%	10/15/2026	3,641	3,555
[4]	XPLR Infrastructure Operating Partners LP	4.500%	9/15/2027	1,775	1,722
[4]	XPLR Infrastructure Operating Partners LP	8.375%	1/15/2031	565	593

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[10]	Yorkshire Water Finance plc	1.750%	11/26/2026	12,105	15,297
					2,986,867
Total Corporate Bonds (Cost $41,329,848)					41,760,688
Floating Rate Loan Interests (0.4%)
[6]	American Airlines Inc. Term Loan B, TSFR3M + 3.250%	7.575%	5/28/2032	1,436	1,444
[6]	American Airlines Inc. Term Loan, TSFR3M + 2.250%	6.575%	4/20/2028	2,730	2,722
[6]	Asurion LLC Term Loan B-11, TSFR1M + 4.250%	8.706%	8/19/2028	1,886	1,868
[6]	Asurion LLC Term Loan B-13, TSFR1M + 4.250%	8.606%	9/19/2030	1,630	1,595
[6]	Athenahealth Group Inc. Term Loan B, TSFR1M + 2.750%	7.106%	2/15/2029	2,589	2,583
[6]	Bausch & Lomb Corp. Term Loan B, TSFR1M + 4.250%	8.606%	1/15/2031	9,350	9,381
[6,15]	Beach Acquisition Bidco LLC	—%	6/25/2032	1,185	1,192
[6]	Belron Finance 2019 LLC Term Loan B, TSFR3M + 2.750%	7.049%	10/16/2031	4,982	4,993
[6,15]	Boots Group Finco LP	—%	7/16/2032	700	698
[6]	Champ Acquisition Corp. Term Loan B, TSFR3M + 4.000%	8.166%	11/25/2031	479	482
[6]	Chemours Co. Term Loan B, TSFR1M + 3.000%	7.356%	8/18/2028	3,128	3,113
[6]	Clarios Global LP Term Loan B, TSFR1M + 2.500%	6.856%	5/6/2030	2,430	2,430
[6]	Clarios Global LP Term Loan B, TSFR1M + 2.750%	7.106%	1/28/2032	11,670	11,675
[6]	Cloud Software Group Inc. Term Loan B, TSFR3M + 3.500%	7.796%	3/29/2029	4,775	4,782
[6]	Clydesdale Acquisition Holdings Inc. Term Loan B, TSFR1M + 3.250%	7.606%	8/29/2025	4,737	4,733
[6]	Cotiviti Corp. Term Loan, TSFR1M + 2.750%	7.079%	3/26/2032	2,765	2,758
[6]	Endo Luxembourg Finance Co. I Sarl Term Loan, TSFR1M + 4.000%	8.356%	4/23/2031	8,056	8,076
[6,15]	Froneri US Inc.	—%	7/16/2032	1,385	1,380
[6]	Frontier Communications Corp. Term Loan B, TSFR3M + 2.500%	6.792%	7/1/2031	816	814
[6,15]	Gryphon Debt Merger Sub Inc.	—%	6/18/2032	6,265	6,273
[6]	Hanesbrands Inc. Term Loan B, TSFR1M + 2.750%	7.106%	3/7/2032	848	849
[6]	LifePoint Health Inc. Term Loan B-1, TSFR3M + 3.500%	7.820%	5/19/2031	3,821	3,797
[6]	McAfee LLC Term Loan B, TSFR1M + 3.000%	7.327%	3/1/2029	4,015	3,850
[6]	NCR Atleos LLC Term Loan B, TSFR3M + 3.750%	8.058%	4/16/2029	559	563
[6,15]	Olympus Water US Holding Corp.	—%	7/23/2032	1,440	1,434
[6]	Opal Bidco SAS Term Loan B, Prime Rate + 2.250%	9.750%	4/28/2032	11,380	11,423
[6,15]	Orion US Finco	—%	5/20/2032	6,210	6,239
[6,15]	Rocket Software Inc.	—%	11/28/2028	1,120	1,122
[6]	Sazerac Co. Inc. Term Loan B, TSFR3M + 2.500%	6.825%	7/9/2032	7,570	7,593
[6]	Sedgwick Claims Management Services Inc. Term Loan B, TSFR1M + 3.000%	7.358%	7/31/2031	2,860	2,862
[6]	Setanta Aircraft Leasing DAC Term Loan B, TSFR3M + 1.750%	6.046%	11/5/2028	12,940	12,994
[6]	TK Elevator Midco GmbH Term Loan B, TSFR3M + 3.000%	7.308%	4/30/2030	1,686	1,694
[6]	TransDigm Inc. Term Loan K, TSFR3M + 2.750%	7.046%	3/22/2030	1,901	1,908
[6]	Truist Insurance Holdings LLC Term Loan, TSFR3M + 4.750%	9.046%	5/6/2032	11,259	11,485
[6]	UKG Inc. Term Loan B, TSFR3M + 3.000%	7.320%	2/10/2031	12,303	12,302
[6]	Western Digital Corp. Term Loan A-3, TSFR1M + 1.500%	5.950%	1/7/2027	62,547	62,312
Total Floating Rate Loan Interests (Cost $214,169)					215,419
Sovereign Bonds (3.3%)
[11]	Arab Republic of Egypt	4.750%	4/16/2026	3,320	3,797
[4]	Baiterek National Managing Holding JSC	5.450%	5/8/2028	15,200	15,334
	Banque Ouest Africaine de Developpement	5.000%	7/27/2027	7,934	7,821
	Corp. Andina de Fomento	4.750%	4/1/2026	18,316	18,336
	Corp. Financiera de Desarrollo SA	2.400%	9/28/2027	21,943	20,817
[11]	Crelan SA	6.000%	2/28/2030	7,900	9,907
	Dominican Republic	6.000%	7/19/2028	4,548	4,631
	Dominican Republic	5.500%	2/22/2029	10,912	10,899
	Dominican Republic	4.500%	1/30/2030	2,140	2,041
[4,9]	Eagle Funding Luxco Sarl	5.500%	8/17/2030	128,680	129,542
	Fondo MIVIVIENDA SA	4.625%	4/12/2027	10,431	10,421
	Kingdom of Morocco	2.375%	12/15/2027	19,203	18,200
[4]	Kingdom of Saudi Arabia	5.125%	1/13/2028	118,587	120,501
	Kingdom of Saudi Arabia	5.125%	1/13/2028	113,252	114,970
[4]	Korea Electric Power Corp.	5.375%	7/31/2026	36,562	36,901
[4]	Korea National Oil Corp.	4.125%	9/30/2027	29,148	28,921
[4]	KSA Sukuk Ltd.	5.250%	6/4/2027	142,822	144,770
	KSA Sukuk Ltd.	5.250%	6/4/2027	16,459	16,694
	Magyar Export-Import Bank Zrt	6.125%	12/4/2027	17,902	18,313
	MFB Magyar Fejlesztesi Bank Zrt	6.500%	6/29/2028	9,100	9,440
[4]	Perusahaan Penerbit SBSN Indonesia III	5.000%	5/25/2030	22,773	23,312
[11]	Republic of Chile	0.100%	1/26/2027	2,734	3,005
	Republic of Chile	2.750%	1/31/2027	23,729	23,150
	Republic of Chile	3.240%	2/6/2028	5,042	4,902
[11]	Republic of Chile	1.440%	2/1/2029	4,700	5,094

Short-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of Colombia	3.875%	4/25/2027	36,452	35,741
	Republic of Colombia	3.000%	1/30/2030	30,061	26,403
	Republic of Colombia	3.125%	4/15/2031	46,494	39,069
	Republic of Guatemala	4.875%	2/13/2028	1,358	1,344
	Republic of Guatemala	6.050%	8/6/2031	221	225
	Republic of Hungary	6.125%	5/22/2028	53,932	55,723
[11]	Republic of Korea	0.010%	10/15/2026	8,299	9,190
	Republic of Paraguay	5.000%	4/15/2026	5,117	5,104
	Republic of Paraguay	4.700%	3/27/2027	14,095	14,044
	Republic of Peru	2.844%	6/20/2030	44,173	40,618
	Republic of Peru	2.783%	1/23/2031	56,052	50,396
	Republic of Poland	4.875%	2/12/2030	43,119	44,008
[11]	Republic of Serbia	1.000%	9/23/2028	4,814	5,100
[11]	Republic of Serbia	1.500%	6/26/2029	18,453	19,403
	Republic of Serbia	2.125%	12/1/2030	3,211	2,747
	Republic of South Africa	4.300%	10/12/2028	42,796	41,355
	Republic of South Africa	4.850%	9/30/2029	70,857	68,241
	Republic of Uzbekistan	7.850%	10/12/2028	22,111	23,528
[4,11]	Republic of Uzbekistan	5.100%	2/25/2029	13,645	15,972
	Sharjah Sukuk Program Ltd.	3.854%	4/3/2026	15,258	15,129
[11]	State of Israel	1.500%	1/16/2029	3,434	3,694
	State of Israel	5.375%	3/12/2029	22,400	22,786
	State of Israel	2.500%	1/15/2030	21,246	19,270
	State of Israel	5.375%	2/19/2030	39,011	39,823
	State of Israel	2.750%	7/3/2030	7,031	6,373
	Sultanate of Oman	4.750%	6/15/2026	52,232	52,121
	United Mexican States	3.250%	4/16/2030	20,618	19,027
	United Mexican States	6.000%	5/13/2030	71,121	73,516
	United Mexican States	2.659%	5/24/2031	36,092	31,203
	United Mexican States	4.750%	4/27/2032	14,631	13,885
	United Mexican States	5.850%	7/2/2032	117,298	118,033
	United Mexican States	4.875%	5/19/2033	1,733	1,629
Total Sovereign Bonds (Cost $1,687,728)					1,716,419
Taxable Municipal Bonds (0.1%)
[16]	New Jersey Economic Development Authority Appropriations Revenue	7.425%	2/15/2029	12,728	13,378
	New York Transportation Development Corp. Miscellaneous Revenue	4.248%	9/1/2035	2,690	2,630
	State Board of Administration Finance Corp. Miscellaneous Revenue	1.705%	7/1/2027	21,215	20,153
Total Taxable Municipal Bonds (Cost $37,019)					36,161

Short-Term Investment-Grade Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[17]	Vanguard Market Liquidity Fund (Cost $430,314)	4.367%	4,303,574	430,314
Total Investments (99.7%) (Cost $52,124,529)				52,584,019
Other Assets and Liabilities—Net (0.3%)				170,049
Net Assets (100%)				52,754,068
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $1,967 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
2	Securities with a value of $41,407 have been segregated as initial margin for open centrally cleared swap contracts.
3	Securities with a value of $17,630 have been segregated as initial margin for open futures contracts.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2025, the aggregate value was $6,155,177, representing 11.7% of net assets.
5	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Security value determined using significant unobservable inputs.
8	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
9	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2025.
10	Face amount denominated in British pounds.
11	Face amount denominated in euro.
12	Guaranteed by the Republic of Azerbaijan.
13	Face amount denominated in Australian dollars.
14	Non-income-producing security—security in default.
15	Represents an unsettled loan as of July 31, 2025. The coupon rate is not known until the settlement date.
16	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
17	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
DAC—Designated Activity Company.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
TSFR6M—CME Term Secured Overnight Financing Rate 6-Month.

Other Financial Instruments as of Period End
Floating Rate Loan Commitments
	Total Unfunded Commitment ($000)	Fair Value Commitment ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Clydesdale Acquisition Holdings Inc.	83	83	—	—

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2025	1,336	276,531	(187)
5-Year U.S. Treasury Note	September 2025	19,252	2,082,525	(5,767)
				(5,954)

Short-Term Investment-Grade Fund
Futures Contracts (continued)
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)

Short Futures Contracts
10-Year Japanese Government Bond	September 2025	(80)	(73,225)	260
10-Year U.S. Treasury Note	September 2025	(2,859)	(317,528)	(503)
AUD 3-Year Treasury Bond	September 2025	(1,025)	(70,688)	67
Euro-Bobl	September 2025	(1,858)	(248,653)	1,397
Euro-Schatz	September 2025	(1,255)	(153,318)	459
Long Gilt	September 2025	(232)	(28,237)	(379)
Long U.S. Treasury Bond	September 2025	(8)	(914)	(16)
Ultra 10-Year U.S. Treasury Note	September 2025	(35)	(3,958)	(14)
				1,271
				(4,683)

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Royal Bank of Canada	9/17/2025	EUR	24,308	USD	28,562	—	(731)
Toronto-Dominion Bank	9/17/2025	EUR	23,810	USD	27,795	—	(534)
State Street Bank & Trust Co.	9/17/2025	EUR	11,778	USD	13,882	—	(398)
JPMorgan Chase Bank, N.A.	9/17/2025	EUR	3,105	USD	3,613	—	(58)
Bank of Montreal	9/17/2025	GBP	8,151	USD	11,167	—	(398)
Toronto-Dominion Bank	9/17/2025	GBP	7,377	USD	9,799	—	(52)
State Street Bank & Trust Co.	9/17/2025	GBP	2,731	USD	3,708	—	(99)
Wells Fargo Bank N.A.	9/17/2025	JPY	465,549	USD	3,253	—	(149)
State Street Bank & Trust Co.	9/17/2025	USD	237,327	AUD	363,433	3,552	—
UBS AG	9/17/2025	USD	2,743	AUD	4,200	42	—
JPMorgan Chase Bank, N.A.	9/17/2025	USD	318,048	EUR	276,142	1,890	—
Barclays Bank plc	9/17/2025	USD	302,627	EUR	263,466	982	—
Toronto-Dominion Bank	9/17/2025	USD	41,841	EUR	35,799	854	—
State Street Bank & Trust Co.	9/17/2025	USD	36,644	EUR	31,445	641	—
Royal Bank of Canada	9/17/2025	USD	5,705	EUR	4,817	190	—
UBS AG	9/17/2025	USD	2,130	EUR	1,829	36	—
State Street Bank & Trust Co.	9/17/2025	USD	203,187	GBP	150,042	4,939	—
UBS AG	9/17/2025	USD	16,783	GBP	12,320	505	—
JPMorgan Chase Bank, N.A.	9/17/2025	USD	10,158	GBP	7,618	93	—
Standard Chartered Bank	9/17/2025	USD	5,712	GBP	4,238	112	—
						13,836	(2,419)
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

Short-Term Investment-Grade Fund
Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-HY-S44-V1	6/21/2030	USD	491,135	5.000	38,450	8,371
iTraxx Europe-S43-V1	6/21/2030	EUR	105,250	1.000	2,718	788
					41,168	9,159
1 Periodic premium received/paid quarterly.
EUR—euro.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Credit Protection Sold/Moody's Rating
Ally Financial Inc./Baa3	12/23/2025	GSI	3,270	1.000	13	2	11	—
American Express Co./A2	12/23/2025	GSI	3,270	1.000	16	9	7	—
American International Group Inc./Baa1	12/23/2025	GSI	3,270	1.000	15	4	11	—
Boeing Co./Baa2	12/23/2025	GSI	3,270	1.000	15	(1)	16	—
Chubb INA Holdings LLC/A2	12/23/2025	GSI	3,270	1.000	16	10	6	—
Comcast Corp./A3	12/23/2025	GSI	3,270	1.000	16	8	8	—
CVS Health Corp./Baa2	12/23/2025	GSI	3,270	1.000	15	6	9	—
Dominion Energy Inc./Baa2	12/23/2025	GSI	3,270	1.000	15	7	8	—
Dow Chemical Co./Baa2	12/23/2025	GSI	3,270	1.000	15	5	10	—
Enbridge Inc./Baa2	12/23/2025	GSI	3,270	1.000	14	4	10	—
General Electric Co./Baa1	12/23/2025	GSI	3,270	1.000	15	1	14	—
General Motors Co./Baa3	12/23/2025	GSI	3,270	1.000	13	—	13	—
International Business Machines Corp./A3	12/23/2025	GSI	3,270	1.000	16	8	8	—
Kroger Co./Baa1	12/23/2025	GSI	3,270	1.000	15	6	9	—
Lincoln National Corp./Baa2	12/23/2025	GSI	3,270	1.000	13	3	10	—
Lowe's Cos. Inc./Baa1	12/23/2025	GSI	3,270	1.000	16	8	8	—
Marathon Petroleum Corp./Baa2	12/23/2025	GSI	3,270	1.000	14	2	12	—
Marsh & McLennan Cos. Inc./A3	12/23/2025	GSI	3,270	1.000	15	9	6	—
Metlife Inc./A3	12/23/2025	GSI	3,270	1.000	15	6	9	—
Mondelez International Inc./Baa1	12/23/2025	GSI	3,270	1.000	15	7	8	—
Prudential Financial Inc./A3	12/23/2025	GSI	3,270	1.000	15	6	9	—
Republic Of Chile/A2	6/21/2030	JPMC	1,570	1.000	33	29	4	—
Republic of Indonesia/Baa2	6/21/2030	JPMC	41,270	1.000	552	142	410	—
Simon Property Group LP/A3	12/23/2025	GSI	3,270	1.000	15	4	11	—
UnitedHealth Group Inc./A3	12/23/2025	GSI	3,270	1.000	14	8	6	—
Verizon Communications Inc./Baa1	12/23/2025	GSI	3,270	1.000	14	6	8	—
					940	299	641	—
1 Periodic premium received/paid quarterly.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At July 31, 2025, the counterparties had deposited in segregated accounts securities with a value of $6,892 in connection with open forward currency contracts and open over-the-counter swap contracts.

Short-Term Investment-Grade Fund
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
5/19/2026	N/A	850,000	4.060[1]	(4.338)[2]	(1,314)	(1,340)
5/19/2027	N/A	425,000	4.338[3]	(3.770)[4]	528	612
6/17/2027	N/A	39,431,906[5]	0.478[6]	(0.938)[4]	(875)	(871)
5/19/2028	N/A	460,000	3.720[4]	(4.338)[3]	708	512
5/20/2030	N/A	290,000	4.338[3]	(3.750)[4]	(1,720)	(1,451)
					(2,673)	(2,538)
1	Interest payment received/paid at maturity.
2	Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid at maturity.
3	Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid annually.
4	Interest payment received/paid annually.
5	Notional amount denominated in Japanese yen.
6	Based on Tokyo Overnight Interbank Average Rate (TONA) as of the most recent reset date. Interest payment received/paid annually.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Investment-Grade Fund
Statement of Assets and Liabilities
As of July 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $51,694,215)	52,153,705
Affiliated Issuers (Cost $430,314)	430,314
Total Investments in Securities	52,584,019
Investment in Vanguard	1,329
Cash	5,871
Foreign Currency, at Value (Cost $15,373)	15,120
Receivables for Investment Securities Sold	110,304
Receivables for Accrued Income	548,855
Receivables for Capital Shares Issued	22,340
Swap Premiums Paid	300
Unrealized Appreciation—Forward Currency Contracts	13,836
Unrealized Appreciation—Over-the-Counter Swap Contracts	641
Other Assets	680
Total Assets	53,303,295
Liabilities
Payables for Investment Securities Purchased	460,509
Payables for Capital Shares Redeemed	52,580
Payables for Distributions	29,993
Payables to Vanguard	2,111
Swap Premiums Received	1
Variation Margin Payable—Futures Contracts	1,113
Unrealized Depreciation—Forward Currency Contracts	2,419
Variation Margin Payable—Centrally Cleared Swap Contracts	501
Total Liabilities	549,227
Net Assets	52,754,068
At July 31, 2025, net assets consisted of:

Paid-in Capital	55,924,673
Total Distributable Earnings (Loss)	(3,170,605)
Net Assets	52,754,068

Investor Shares—Net Assets
Applicable to 289,817,333 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,024,937
Net Asset Value Per Share—Investor Shares	$10.44

Admiral™ Shares—Net Assets
Applicable to 3,586,221,950 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	37,430,804
Net Asset Value Per Share—Admiral Shares	$10.44

Institutional Shares—Net Assets
Applicable to 1,178,294,812 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,298,327
Net Asset Value Per Share—Institutional Shares	$10.44

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Investment-Grade Fund
Statement of Operations

Six Months Ended July 31, 2025
($000)
Investment Income
Income
Interest[1]	1,227,063
Total Income	1,227,063
Expenses
The Vanguard Group—Note B
Investment Advisory Services	4,741
Management and Administrative—Investor Shares	3,309
Management and Administrative—Admiral Shares	11,942
Management and Administrative—Institutional Shares	2,900
Marketing and Distribution—Investor Shares	78
Marketing and Distribution—Admiral Shares	987
Marketing and Distribution—Institutional Shares	208
Custodian Fees	142
Shareholders’ Reports and Proxy Fees—Investor Shares	7
Shareholders’ Reports and Proxy Fees—Admiral Shares	112
Shareholders’ Reports and Proxy Fees—Institutional Shares	16
Trustees’ Fees and Expenses	15
Other Expenses	11
Total Expenses	24,468
Net Investment Income	1,202,595
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	(5,462)
Futures Contracts	(22,869)
Options Purchased	2,329
Options Written	5,394
Swap Contracts	16,287
Forward Currency Contracts	(107,169)
Foreign Currencies	360
Realized Net Gain (Loss)	(111,130)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	694,308
Floating Rate Loan Commitments	(1)
Futures Contracts	(15,233)
Options Purchased	183
Options Written	(375)
Swap Contracts	(1,304)
Forward Currency Contracts	3,431
Foreign Currencies	342
Change in Unrealized Appreciation (Depreciation)	681,351
Net Increase (Decrease) in Net Assets Resulting from Operations	1,772,816
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $6,509, $47, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $16,411 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Investment-Grade Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2025	Year Ended January 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,202,595	2,261,606
Realized Net Gain (Loss)	(111,130)	(398,792)
Change in Unrealized Appreciation (Depreciation)	681,351	900,364
Net Increase (Decrease) in Net Assets Resulting from Operations	1,772,816	2,763,178
Distributions
Investor Shares	(85,213)	(254,567)
Admiral Shares	(854,072)	(1,556,883)
Institutional Shares	(285,987)	(495,738)
Total Distributions	(1,225,272)	(2,307,188)
Capital Share Transactions
Investor Shares	(3,155,350)	(232,921)
Admiral Shares	478,837	(1,239,301)
Institutional Shares	(43,069)	2,256,852
Net Increase (Decrease) from Capital Share Transactions	(2,719,582)	784,630
Total Increase (Decrease)	(2,172,038)	1,240,620
Net Assets
Beginning of Period	54,926,106	53,685,486
End of Period	52,754,068	54,926,106

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Investment-Grade Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2025	Year Ended January 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.33	$10.24	$10.09	$10.63	$11.02	$10.80
Investment Operations
Net Investment Income[1]	.231	.416	.314	.194	.161	.233
Net Realized and Unrealized Gain (Loss) on Investments	.114	.098	.159	(.534)	(.341)	.225
Total from Investment Operations	.345	.514	.473	(.340)	(.180)	.458
Distributions
Dividends from Net Investment Income	(.235)	(.424)	(.323)	(.200)	(.171)	(.238)
Distributions from Realized Capital Gains	—	—	—	—	(.039)	—
Total Distributions	(.235)	(.424)	(.323)	(.200)	(.210)	(.238)
Net Asset Value, End of Period	$10.44	$10.33	$10.24	$10.09	$10.63	$11.02
Total Return[2]	3.36%	5.12%	4.79%	-3.18%	-1.66%	4.29%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,025	$6,139	$6,322	$6,532	$8,400	$8,617
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%[3]	0.20%[3]	0.20%[3]	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	4.49%	4.05%	3.13%	1.92%	1.47%	2.14%
Portfolio Turnover Rate	46%[4]	75%[5]	70%[5]	77%[5]	65%[5]	89%[5]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.20%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
5	Includes 2%, 3%, 11%, 3%, and 13%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Investment-Grade Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2025	Year Ended January 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.33	$10.24	$10.09	$10.63	$11.02	$10.80
Investment Operations
Net Investment Income[1]	.236	.426	.323	.204	.171	.244
Net Realized and Unrealized Gain (Loss) on Investments	.114	.099	.160	(.534)	(.341)	.225
Total from Investment Operations	.350	.525	.483	(.330)	(.170)	.469
Distributions
Dividends from Net Investment Income	(.240)	(.435)	(.333)	(.210)	(.181)	(.249)
Distributions from Realized Capital Gains	—	—	—	—	(.039)	—
Total Distributions	(.240)	(.435)	(.333)	(.210)	(.220)	(.249)
Net Asset Value, End of Period	$10.44	$10.33	$10.24	$10.09	$10.63	$11.02
Total Return[2]	3.42%	5.23%	4.90%	-3.09%	-1.56%	4.39%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$37,431	$36,573	$37,509	$41,848	$54,200	$51,282
Ratio of Total Expenses to Average Net Assets	0.09%	0.10%[3]	0.10%[3]	0.10%[3]	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	4.58%	4.15%	3.22%	2.01%	1.57%	2.23%
Portfolio Turnover Rate	46%[4]	75%[5]	70%[5]	77%[5]	65%[5]	89%[5]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
5	Includes 2%, 3%, 11%, 3%, and 13%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Investment-Grade Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2025	Year Ended January 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.33	$10.24	$10.09	$10.63	$11.02	$10.80
Investment Operations
Net Investment Income[1]	.237	.430	.326	.207	.175	.246
Net Realized and Unrealized Gain (Loss) on Investments	.115	.098	.160	(.534)	(.341)	.226
Total from Investment Operations	.352	.528	.486	(.327)	(.166)	.472
Distributions
Dividends from Net Investment Income	(.242)	(.438)	(.336)	(.213)	(.185)	(.252)
Distributions from Realized Capital Gains	—	—	—	—	(.039)	—
Total Distributions	(.242)	(.438)	(.336)	(.213)	(.224)	(.252)
Net Asset Value, End of Period	$10.44	$10.33	$10.24	$10.09	$10.63	$11.02
Total Return	3.43%	5.26%	4.93%	-3.06%	-1.53%	4.42%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,298	$12,215	$9,855	$11,531	$14,101	$14,267
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%[2]	0.07%[2]	0.07%[2]	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	4.60%	4.18%	3.25%	2.05%	1.60%	2.25%
Portfolio Turnover Rate	46%[3]	75%[4]	70%[4]	77%[4]	65%[4]	89%[4]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
4	Includes 2%, 3%, 11%, 3%, and 13%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Investment-Grade Fund
Notes to Financial Statements
Vanguard Short-Term Investment-Grade Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
5. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
6. Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving options on futures contracts is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.

Short-Term Investment-Grade Fund
Options contracts on futures are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded in the Statement of Assets and Liabilities as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Statement of Assets and Liabilities as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the options are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the six months ended July 31, 2025, the fund’s average value of investments in options purchased and options written each represented less than 1% of net assets, respectively, based on the average market values at each quarter-end during the period. The fund had no open options contracts on futures at July 31, 2025.
7. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund’s sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded in the Statement of Assets and Liabilities as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded in the Statement of Assets and Liabilities as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of swaptions are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the six months ended July 31, 2025, the fund’s average value of investments in swaptions purchased and swaptions written represented less than 1% of net assets, respectively, based on the average market values at each quarter-end during the period.
8. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended July 31, 2025, the fund’s average investments in long and short futures contracts represented 5% and 2% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
9. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability

Short-Term Investment-Grade Fund
position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended July 31, 2025, the fund’s average investment in forward currency contracts represented 3% of net assets, based on the average of the notional amounts at each quarter-end during the period.
10. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. The fund enters into inflation swap transactions to transfer inflation risk from one party to another through an exchange of cash flows. Under the terms of the swap, one party pays a fixed rate applied to a notional amount. In return, the other party pays a floating rate linked to an inflation index.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the six months ended July 31, 2025, the fund’s average amounts of investments in credit protection sold and credit protection purchased represented 2% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The average amount of investments in interest rate swaps represented 6% of net assets, based on the average of notional amounts at each quarter-end during the period.

Short-Term Investment-Grade Fund
11. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
12. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
13. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
14. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2025, the fund had contributed to Vanguard capital in the amount of $1,329,000, representing less than 0.01% of the fund’s net assets and 0.53% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments, other financial instruments, and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments, other financial instruments, and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Short-Term Investment-Grade Fund
The following table summarizes the market value of the fund’s investments, other financial instruments, and derivatives as of July 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	5,237,705	—	5,237,705
Asset-Backed/Commercial Mortgage-Backed Securities	—	3,170,873	16,440	3,187,313
Corporate Bonds	—	41,760,687	1	41,760,688
Floating Rate Loan Interests	—	215,419	—	215,419
Sovereign Bonds	—	1,716,419	—	1,716,419
Taxable Municipal Bonds	—	36,161	—	36,161
Temporary Cash Investments	430,314	—	—	430,314
Total	430,314	52,137,264	16,441	52,584,019
Other Financial Instruments
Liabilities
Floating Rate Loan Commitments	—	—	—	—
Derivative Financial Instruments
Assets
Futures Contracts[1]	2,183	—	—	2,183
Forward Currency Contracts	—	13,836	—	13,836
Swap Contracts	10,283[1]	641	—	10,924
Total	12,466	14,477	—	26,943
Liabilities
Futures Contracts[1]	(6,866)	—	—	(6,866)
Forward Currency Contracts	—	(2,419)	—	(2,419)
Swap Contracts	(3,662)[1]	—	—	(3,662)
Total	(10,528)	(2,419)	—	(12,947)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	At July 31, 2025, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Swap Premiums Paid	—	—	300	300
Unrealized Appreciation—Futures Contracts[1]	2,183	—	—	2,183
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	1,124	—	9,159	10,283
Unrealized Appreciation—Forward Currency Contracts	—	13,836	—	13,836
Unrealized Appreciation— Over-the-Counter Swap Contracts	—	—	641	641
Total Assets	3,307	13,836	10,100	27,243

Swap Premiums Received	—	—	(1)	(1)
Unrealized Depreciation—Futures Contracts[1]	(6,866)	—	—	(6,866)
Unrealized Depreciation—Centrally Cleared Swap Contracts[1]	(3,662)	—	—	(3,662)
Unrealized Depreciation—Forward Currency Contracts	—	(2,419)	—	(2,419)
Total Liabilities	(10,528)	(2,419)	(1)	(12,948)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Short-Term Investment-Grade Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended July 31, 2025, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	(22,869)	—	—	(22,869)
Options Purchased	(4,392)	—	6,721	2,329
Options Written	4,917	—	477	5,394
Swap Contracts	361	—	15,926	16,287
Forward Currency Contracts	—	(107,169)	—	(107,169)
Realized Net Gain (Loss) on Derivatives	(21,983)	(107,169)	23,124	(106,028)
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(15,233)	—	—	(15,233)
Options Purchased	—	—	183	183
Options Written	—	—	(375)	(375)
Swap Contracts	(1,521)	—	217	(1,304)
Forward Currency Contracts	—	3,431	—	3,431
Change in Unrealized Appreciation (Depreciation) on Derivatives	(16,754)	3,431	25	(13,298)
E.	As of July 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	52,052,675
Gross Unrealized Appreciation	751,005
Gross Unrealized Depreciation	(205,366)
Net Unrealized Appreciation (Depreciation)	545,639
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2025, the fund had available capital losses totaling $3,574,159,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended July 31, 2025, the fund purchased $11,602,187,000 of investment securities and sold $12,173,154,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $12,423,783,000 and $11,865,735,000, respectively. In addition, the fund purchased and sold investment securities of $0 and $2,742,217,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
G.	Capital share transactions for each class of shares were:

	Six Months Ended July 31, 2025		Year Ended January 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	182,239	17,623	448,347	43,563
Issued in Lieu of Cash Distributions	74,379	7,139	241,323	23,478
Redeemed	(3,411,968)	(329,208)	(922,591)	(89,872)
Net Increase (Decrease)—Investor Shares	(3,155,350)	(304,446)	(232,921)	(22,831)
Admiral Shares
Issued	3,396,668	326,957	6,836,738	665,471
Issued in Lieu of Cash Distributions	703,339	67,474	1,278,094	124,345
Redeemed	(3,621,170)	(348,636)	(9,354,133)	(910,850)
Net Increase (Decrease)—Admiral Shares	478,837	45,795	(1,239,301)	(121,034)
Institutional Shares
Issued	818,589	78,795	3,881,835	378,530
Issued in Lieu of Cash Distributions	263,442	25,273	454,368	44,195
Redeemed	(1,125,100)	(108,218)	(2,079,351)	(202,256)
Net Increase (Decrease)—Institutional Shares	(43,069)	(4,150)	2,256,852	220,469

Short-Term Investment-Grade Fund
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Intermediate-Term Investment-Grade Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (8.4%)
U.S. Government Securities (8.4%)
	United States Treasury Note/Bond	4.250%	1/31/2030	96,726	97,935
[1,2]	United States Treasury Note/Bond	4.625%	9/30/2030	116,095	119,569
	United States Treasury Note/Bond	3.750%	12/31/2030	100,000	98,781
	United States Treasury Note/Bond	4.000%	1/31/2031	185,802	185,700
	United States Treasury Note/Bond	4.125%	3/31/2031	134,000	134,660
	United States Treasury Note/Bond	4.625%	4/30/2031	77,691	80,022
	United States Treasury Note/Bond	1.625%	5/15/2031	205,500	180,094
	United States Treasury Note/Bond	4.625%	5/31/2031	100,000	102,984
	United States Treasury Note/Bond	4.250%	6/30/2031	120,000	121,228
	United States Treasury Note/Bond	4.125%	7/31/2031	181,837	182,462
	United States Treasury Note/Bond	3.625%	9/30/2031	238,636	232,829
	United States Treasury Note/Bond	4.125%	10/31/2031	120,384	120,647
	United States Treasury Note/Bond	4.375%	1/31/2032	176,757	179,436
[1,2]	United States Treasury Note/Bond	1.875%	2/15/2032	207,200	180,750
	United States Treasury Note/Bond	4.125%	2/29/2032	190,603	190,737
	United States Treasury Note/Bond	4.000%	4/30/2032	187,646	186,275
	United States Treasury Note/Bond	2.875%	5/15/2032	134,245	124,303
	United States Treasury Note/Bond	2.750%	8/15/2032	184,000	168,389
	United States Treasury Note/Bond	4.375%	5/15/2034	141,283	142,155
	United States Treasury Note/Bond	3.875%	8/15/2034	100,485	97,211
	United States Treasury Note/Bond	4.250%	11/15/2034	143,879	142,985
Total U.S. Government and Agency Obligations (Cost $3,063,385)					3,069,152
Asset-Backed/Commercial Mortgage-Backed Securities (1.3%)
[3,4]	Banc of America Commercial Mortgage Trust Class C Series 2015-UBS7	4.278%	9/15/2048	360	326
[3,4]	BANK Class A4 Series 2022-BNK40	3.391%	3/15/2064	19,679	17,991
[3,4]	BANK Class A4 Series 2022-BNK41	3.790%	4/15/2065	6,267	5,863
[3]	BANK Class A5 Series 2021-BNK35	2.285%	6/15/2064	4,940	4,272
[3]	BANK Class A5 Series 2022-BNK43	4.399%	8/15/2055	18,680	17,964
[3]	BANK Class A5 Series 2024-BNK47	5.716%	6/15/2057	11,810	12,359
[3]	BANK Class A5 Series 2024-BNK48	5.053%	10/15/2057	6,760	6,757
[3,4]	BANK Class A5 Series 2025-BNK49	5.623%	3/15/2058	17,110	17,810
[3,4]	BANK Class AS Series 2022-BNK40	3.391%	3/15/2064	960	853
[3,4]	BANK Class AS Series 2024-BNK48	5.355%	10/15/2057	7,700	7,638
[3,4]	BANK Class AS Series 2025-BNK49	6.025%	3/15/2058	9,430	9,811
[3,4]	BANK Class AS Series 2025-BNK50	5.875%	5/15/2068	3,190	3,314
[3]	Bank of America Merrill Lynch Commercial Mortgage Trust Class A4 Series 2017-BNK3	3.574%	2/15/2050	1,540	1,516
[3]	BBCMS Mortgage Trust Class A4 Series 2020-C6	2.639%	2/15/2053	2,285	2,081
[3]	BBCMS Mortgage Trust Class A5 Series 2020-C8	2.040%	10/15/2053	4,000	3,497
[3]	BBCMS Mortgage Trust Class A5 Series 2021-C11	2.322%	9/15/2054	3,760	3,254
[3]	BBCMS Mortgage Trust Class A5 Series 2021-C9	2.299%	2/15/2054	7,114	6,234
[3,4]	BBCMS Mortgage Trust Class A5 Series 2022-C16	4.600%	6/15/2055	15,170	14,823
[3]	BBCMS Mortgage Trust Class A5 Series 2022-C17	4.441%	9/15/2055	4,250	4,088
[3,4]	BBCMS Mortgage Trust Class A5 Series 2023-C22	6.804%	11/15/2056	2,600	2,880
[3]	BBCMS Mortgage Trust Class A5 Series 2024-C24	5.419%	2/15/2057	7,170	7,361
[3]	BBCMS Mortgage Trust Class A5 Series 2024-C26	5.829%	5/15/2057	5,870	6,189
[3]	BBCMS Mortgage Trust Class A5 Series 2024-C28	5.403%	9/15/2057	5,600	5,737
[3]	BBCMS Mortgage Trust Class A5 Series 2024-C30	5.532%	11/15/2057	9,250	9,558
[3]	BBCMS Mortgage Trust Class A5 Series 2025-C32	5.720%	2/15/2062	18,060	18,918
[3]	BBCMS Mortgage Trust Class A5 Series 2025-C35	5.586%	7/15/2058	5,630	5,827
[3]	BBCMS Mortgage Trust Class AS Series 2024-C24	5.867%	2/15/2057	2,735	2,823
[3,4]	BBCMS Mortgage Trust Class AS Series 2024-C30	5.831%	11/15/2057	15,858	16,286
[3]	BBCMS Mortgage Trust Class AS Series 2025-C35	5.843%	7/15/2058	2,110	2,176
[3]	BBCMS Trust Class A5 Series 2021-C10	2.492%	7/15/2054	18,103	16,127
[3]	Benchmark Mortgage Trust Class A4 Series 2018-B8	3.963%	1/15/2052	1,200	1,178
[3]	Benchmark Mortgage Trust Class A4 Series 2023-B38	5.525%	4/15/2056	6,760	6,980
[3]	Benchmark Mortgage Trust Class A5 Series 2020-B16	2.732%	2/15/2053	3,660	3,347
[3,4]	Benchmark Mortgage Trust Class A5 Series 2022-B36	4.470%	7/15/2055	7,800	7,536
[3]	BMO Mortgage Trust Class A5 Series 2023-C7	6.160%	12/15/2056	21,840	23,249

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	BMO Mortgage Trust Class A5 Series 2024-C10	5.478%	11/15/2057	12,110	12,421
[3,4]	BMO Mortgage Trust Class A5 Series 2024-C10	5.729%	11/15/2057	5,620	5,723
[3,4]	BMO Mortgage Trust Class A5 Series 2024-C8	5.598%	3/15/2057	18,750	19,433
[3]	BMO Mortgage Trust Class A5 Series 2024-C9	5.759%	7/15/2057	25,690	26,865
[3]	BMO Mortgage Trust Class A5 Series 2025-C11	5.687%	2/15/2058	16,540	17,219
[3,4]	BMO Mortgage Trust Class AS Series 2024-C8	5.911%	3/15/2057	1,850	1,914
[3]	BMO Mortgage Trust Class AS Series 2025-C11	5.978%	2/15/2058	6,320	6,554
[3,4]	CD Mortgage Trust Class AM Series 2017-CD6	3.709%	11/13/2050	1,340	1,287
[3,4]	CD Mortgage Trust Class AS Series 2017-CD5	3.684%	8/15/2050	820	793
[3,4]	CD Mortgage Trust Class C Series 2016-CD1	3.631%	8/10/2049	1,000	662
[3,4]	CD Mortgage Trust Class C Series 2018-CD7	4.839%	8/15/2051	1,350	1,242
[3]	CFCRE Commercial Mortgage Trust Class A4 Series 2016-C4	3.283%	5/10/2058	925	917
[3,4]	Citigroup Commercial Mortgage Trust Class A4 Series 2018-C5	4.228%	6/10/2051	400	394
[3]	Citigroup Commercial Mortgage Trust Class B Series 2017-P8	4.192%	9/15/2050	1,000	901
[3,4]	Citigroup Commercial Mortgage Trust Class C Series 2015-GC33	4.545%	9/10/2058	900	761
[3,4]	Citigroup Commercial Mortgage Trust Class C Series 2017-P8	4.252%	9/15/2050	1,000	768
[3,5]	COMM Mortgage Trust Class B Series 2013-CR6	3.397%	3/10/2046	495	475
[3,4]	CSAIL Commercial Mortgage Trust Class C Series 2015-C3	4.240%	8/15/2048	960	818
[3]	GS Mortgage Securities Trust Class A5 Series 2020-GC45	2.911%	2/13/2053	3,620	3,351
[3,4]	GS Mortgage Securities Trust Class C Series 2014-GC24	4.440%	9/10/2047	4,615	3,681
[3,4]	GS Mortgage Securities Trust Class C Series 2015-GC34	4.635%	10/10/2048	910	627
[3,4,5]	Houston Galleria Mall Trust Class A Series 2025-HGLR	5.462%	2/5/2045	8,530	8,655
[3,4,5]	IRV Trust Class A Series 2025-200P	5.471%	3/14/2047	5,155	5,181
[3,5]	Jersey Mike's Funding Class A2 Series 2025-1A	5.610%	8/16/2055	1,930	1,941
[3,5]	Jersey Mike's Funding LLC Class A2 Series 2024-1A	5.636%	2/15/2055	7,511	7,588
[3,4,5]	JP Morgan Chase Commercial Mortgage Securities Trust Class D Series 2010-C2	5.583%	11/15/2043	246	235
[3]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2018-C8	4.211%	6/15/2051	150	148
[3,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2025-C35	5.633%	8/15/2058	11,240	11,693
[3,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2025-C35	5.970%	8/15/2058	8,910	9,229
[3,4]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2013-C10	3.979%	7/15/2046	1,830	1,612
[3,5]	Morgan Stanley Capital I Trust Class A Series 2014-150E	3.912%	9/9/2032	1,870	1,671
[3,4]	Morgan Stanley Capital I Trust Class A4 Series 2021-L6	2.444%	6/15/2054	1,900	1,660
[3,5]	MSBAM Commercial Mortgage Securities Trust Class A2 Series 2012-CKSV	3.277%	10/15/2030	3,014	2,856
[3,4]	MSWF Commercial Mortgage Trust Class A5 Series 2023-2	6.014%	12/15/2056	16,150	17,206
[3,5]	SLG Office Trust Class A Series 2021-OVA	2.585%	7/15/2041	4,720	4,126
[3,5]	Subway Funding LLC Class A2II Series 2024-1A	6.268%	7/30/2054	9,945	10,118
[3,5]	TMSQ Mortgage Trust Class A Series 2014-1500	3.680%	10/10/2036	2,500	2,260
[3]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2024-C63	5.309%	8/15/2057	11,980	12,201
[3]	Wells Fargo Commercial Mortgage Trust Class C Series 2014-LC16	4.458%	8/15/2050	1,169	727
[3,4]	Wells Fargo Commercial Mortgage Trust Class C Series 2018-C43	4.514%	3/15/2051	1,380	1,257
[3,4,5]	WFLD Mortgage Trust Class A Series 2014-MONT	3.755%	8/10/2031	3,740	3,516
[3]	WFRBS Commercial Mortgage Trust Class B Series 2014-C20	4.378%	5/15/2047	1,665	1,466
[3,4]	WFRBS Commercial Mortgage Trust Class C Series 2014-C20	4.513%	5/15/2047	1,410	775
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $494,347)					489,550
Corporate Bonds (85.2%)
Communications (5.5%)
	Alphabet Inc.	5.300%	5/15/2065	7,125	6,918
[5]	AMC Networks Inc.	10.250%	1/15/2029	588	604
	AMC Networks Inc.	4.250%	2/15/2029	16	13
[5]	AMC Networks Inc.	10.500%	7/15/2032	1,175	1,195
	AT&T Inc.	2.750%	6/1/2031	55,000	49,695
	AT&T Inc.	2.250%	2/1/2032	95,281	81,805
	AT&T Inc.	2.550%	12/1/2033	56,237	46,903
	AT&T Inc.	5.400%	2/15/2034	59,344	60,662
	AT&T Inc.	5.375%	8/15/2035	163,145	165,218
	AT&T Inc.	6.050%	8/15/2056	47,860	48,508
	Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/2033	2,000	1,996
	British Telecommunications plc	9.625%	12/15/2030	6,194	7,568
[5]	Cable One Inc.	4.000%	11/15/2030	503	388
[5]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.125%	5/1/2027	1,000	992
[5]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	3/1/2030	7,580	7,200
[5]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	2/1/2031	2,325	2,122
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.100%	6/1/2029	25,000	26,066
	Charter Communications Operating LLC / Charter Communications Operating Capital	2.800%	4/1/2031	14,025	12,431
	Charter Communications Operating LLC / Charter Communications Operating Capital	2.300%	2/1/2032	59,341	49,793
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.400%	4/1/2033	2,000	1,862
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.650%	2/1/2034	44,971	47,623
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.550%	6/1/2034	126,805	133,706
	Comcast Corp.	4.250%	10/15/2030	6,753	6,682

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Comcast Corp.	1.950%	1/15/2031	19,619	17,135
	Comcast Corp.	4.250%	1/15/2033	31,100	29,918
	Comcast Corp.	5.300%	6/1/2034	20,400	20,831
	Comcast Corp.	2.937%	11/1/2056	10,000	5,784
[5]	CSC Holdings LLC	11.750%	1/31/2029	1,140	1,066
[5]	CSC Holdings LLC	3.375%	2/15/2031	4,765	3,137
	Deutsche Telekom International Finance BV	8.750%	6/15/2030	73,671	86,393
	Deutsche Telekom International Finance BV	9.250%	6/1/2032	5,000	6,208
[5]	DISH Network Corp.	11.750%	11/15/2027	1,145	1,192
	Electronic Arts Inc.	1.850%	2/15/2031	34,437	29,809
	Expedia Group Inc.	5.400%	2/15/2035	25,000	25,168
	Fox Corp.	3.500%	4/8/2030	14,000	13,373
	Fox Corp.	6.500%	10/13/2033	10,391	11,217
[5]	Frontier Communications Holdings LLC	8.625%	3/15/2031	311	330
	Interpublic Group of Cos. Inc.	5.375%	6/15/2033	2,000	2,017
[5]	Level 3 Financing Inc.	3.875%	11/15/2029	540	432
[5]	Level 3 Financing Inc.	10.000%	10/15/2032	247	249
[5]	Match Group Holdings II LLC	4.625%	6/1/2028	2,100	2,052
[5]	Midcontinent Communications	8.000%	8/15/2032	3,885	4,099
[5]	NTT Finance Corp.	2.065%	4/3/2031	4,955	4,286
	Omnicom Group Inc.	4.200%	6/1/2030	2,000	1,958
	Omnicom Group Inc.	2.600%	8/1/2031	29,000	25,637
	Orange SA	9.000%	3/1/2031	21,803	26,297
	Paramount Global	4.950%	1/15/2031	47,267	46,073
	Paramount Global	4.200%	5/19/2032	63,003	57,587
	Paramount Global	6.875%	4/30/2036	18,998	19,706
	Rogers Communications Inc.	3.800%	3/15/2032	30,539	28,469
	Rogers Communications Inc.	5.300%	2/15/2034	20,014	20,040
	Rogers Communications Inc.	7.000%	4/15/2055	515	527
	Rogers Communications Inc.	7.125%	4/15/2055	1,415	1,444
[5]	Scripps Escrow II Inc.	3.875%	1/15/2029	690	613
[5]	Scripps Escrow Inc.	5.875%	7/15/2027	2,088	2,088
	Sprint Capital Corp.	8.750%	3/15/2032	101,562	122,705
[5]	Sunrise FinCo I BV	4.875%	7/15/2031	1,620	1,528
	Telefonica Europe BV	8.250%	9/15/2030	9,987	11,474
[7]	Time Warner Cable LLC	5.750%	6/2/2031	9,700	12,834
	T-Mobile USA Inc.	2.550%	2/15/2031	32,145	28,715
	T-Mobile USA Inc.	2.875%	2/15/2031	31,920	29,017
	T-Mobile USA Inc.	2.250%	11/15/2031	26,520	22,883
	T-Mobile USA Inc.	2.700%	3/15/2032	10,000	8,781
	T-Mobile USA Inc.	5.125%	5/15/2032	20,000	20,289
	T-Mobile USA Inc.	5.200%	1/15/2033	15,000	15,212
	T-Mobile USA Inc.	5.050%	7/15/2033	27,160	27,230
	T-Mobile USA Inc.	5.150%	4/15/2034	19,830	19,939
	T-Mobile USA Inc.	4.700%	1/15/2035	5,000	4,830
	T-Mobile USA Inc.	5.300%	5/15/2035	8,372	8,430
	Uber Technologies Inc.	4.800%	9/15/2034	37,555	36,879
[5]	Univision Communications Inc.	8.500%	7/31/2031	4,335	4,406
[5]	Univision Communications Inc.	9.375%	8/1/2032	1,785	1,852
	Verizon Communications Inc.	1.500%	9/18/2030	10,107	8,694
	Verizon Communications Inc.	1.680%	10/30/2030	19,550	16,934
	Verizon Communications Inc.	1.750%	1/20/2031	45,139	38,826
	Verizon Communications Inc.	2.550%	3/21/2031	110,107	98,632
	Verizon Communications Inc.	2.355%	3/15/2032	146,142	125,642
	Verizon Communications Inc.	4.500%	8/10/2033	13,000	12,575
	Verizon Communications Inc.	5.250%	4/2/2035	100,000	100,199
[5]	Virgin Media Finance plc	5.000%	7/15/2030	1,125	1,014
[5]	VZ Secured Financing BV	5.000%	1/15/2032	628	553
	Warnermedia Holdings Inc.	5.050%	3/15/2042	1,370	916
	Warnermedia Holdings Inc.	5.141%	3/15/2052	490	303
					2,036,377
Consumer Discretionary (3.5%)
[5]	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/2028	775	748
[5,6]	Advance Auto Parts Inc.	7.000%	8/1/2030	690	694
[5,6]	Advance Auto Parts Inc.	7.375%	8/1/2033	2,825	2,838
[5]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/2028	485	472
[5]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/2029	785	740
	American Honda Finance Corp.	4.600%	4/17/2030	49,420	49,367
	American Honda Finance Corp.	5.050%	7/10/2031	21,990	22,287

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American Honda Finance Corp.	5.150%	7/9/2032	50,000	50,518
	American Honda Finance Corp.	4.900%	1/10/2034	12,500	12,343
	AutoZone Inc.	1.650%	1/15/2031	24,357	20,801
	AutoZone Inc.	4.750%	8/1/2032	15,000	14,887
	AutoZone Inc.	5.200%	8/1/2033	4,000	4,036
	AutoZone Inc.	6.550%	11/1/2033	2,000	2,203
	AutoZone Inc.	5.400%	7/15/2034	42,500	43,379
	Bath & Body Works Inc.	6.750%	7/1/2036	5,000	5,066
	BorgWarner Inc.	5.400%	8/15/2034	14,190	14,342
[5]	Builders FirstSource Inc.	6.750%	5/15/2035	600	616
[5]	Carnival Corp.	5.875%	6/15/2031	1,250	1,269
[5]	Carnival Corp.	5.750%	8/1/2032	1,545	1,555
[5]	Champ Acquisition Corp.	8.375%	12/1/2031	2,645	2,800
[5]	Churchill Downs Inc.	5.500%	4/1/2027	590	589
[5]	Churchill Downs Inc.	4.750%	1/15/2028	1,510	1,490
[5]	Clarios Global LP / Clarios US Finance Co.	6.750%	2/15/2030	725	746
	Dana Inc.	4.250%	9/1/2030	3,080	3,031
	Dana Inc.	4.500%	2/15/2032	613	597
	eBay Inc.	2.600%	5/10/2031	15,000	13,406
	eBay Inc.	6.300%	11/22/2032	5,790	6,272
[5]	ERAC USA Finance LLC	4.900%	5/1/2033	20,000	19,952
[5]	ERAC USA Finance LLC	5.200%	10/30/2034	25,740	26,065
	Ferguson Enterprises Inc.	5.000%	10/3/2034	7,000	6,906
[5,6]	Flutter Treasury DAC	5.875%	6/4/2031	10,855	10,940
	Ford Motor Co.	3.250%	2/12/2032	52,757	44,707
	Ford Motor Co.	6.100%	8/19/2032	33,000	33,008
	Ford Motor Credit Co. LLC	7.200%	6/10/2030	21,000	22,072
	Ford Motor Credit Co. LLC	4.000%	11/13/2030	28,000	25,731
	Ford Motor Credit Co. LLC	6.050%	3/5/2031	20,000	20,037
	Ford Motor Credit Co. LLC	3.625%	6/17/2031	20,000	17,745
	Ford Motor Credit Co. LLC	6.532%	3/19/2032	27,625	28,113
	Ford Motor Credit Co. LLC	7.122%	11/7/2033	14,405	14,982
	Ford Motor Credit Co. LLC	6.125%	3/8/2034	15,000	14,648
[5]	Garrett Motion Holdings Inc. / Garrett LX I Sarl	7.750%	5/31/2032	1,043	1,084
	General Motors Financial Co. Inc.	5.000%	7/15/2027	4,845	4,871
	General Motors Financial Co. Inc.	3.600%	6/21/2030	15,000	14,094
	General Motors Financial Co. Inc.	2.350%	1/8/2031	31,000	27,006
	General Motors Financial Co. Inc.	5.750%	2/8/2031	38,210	39,295
	General Motors Financial Co. Inc.	2.700%	6/10/2031	20,580	18,055
	General Motors Financial Co. Inc.	5.600%	6/18/2031	27,000	27,539
	General Motors Financial Co. Inc.	3.100%	1/12/2032	62,719	55,322
	General Motors Financial Co. Inc.	5.625%	4/4/2032	55,000	55,853
	General Motors Financial Co. Inc.	6.400%	1/9/2033	35,075	36,905
	General Motors Financial Co. Inc.	6.100%	1/7/2034	37,000	38,178
	General Motors Financial Co. Inc.	5.950%	4/4/2034	30,000	30,489
	General Motors Financial Co. Inc.	5.450%	9/6/2034	7,000	6,895
	General Motors Financial Co. Inc.	6.150%	7/15/2035	25,000	25,631
	Goodyear Tire & Rubber Co.	5.000%	7/15/2029	1,088	1,055
	Goodyear Tire & Rubber Co.	6.625%	7/15/2030	2,620	2,665
[5]	Hilton Domestic Operating Co. Inc.	5.875%	3/15/2033	1,215	1,227
[5]	Hilton Domestic Operating Co. Inc.	5.750%	9/15/2033	2,375	2,377
	Home Depot Inc.	1.375%	3/15/2031	5,000	4,228
	Home Depot Inc.	1.875%	9/15/2031	17,630	15,131
	Home Depot Inc.	3.250%	4/15/2032	16,820	15,502
	Honda Motor Co. Ltd.	5.337%	7/8/2035	5,466	5,465
	Hyatt Hotels Corp.	5.750%	3/30/2032	5,350	5,485
	Hyatt Hotels Corp.	5.500%	6/30/2034	16,605	16,599
[5]	Lithia Motors Inc.	4.625%	12/15/2027	1,017	1,002
	Lowe's Cos. Inc.	1.700%	10/15/2030	15,190	13,165
	MGM Resorts International	6.500%	4/15/2032	400	407
[5]	NCL Corp. Ltd.	7.750%	2/15/2029	1,040	1,104
[5]	NCL Corp. Ltd.	6.750%	2/1/2032	1,315	1,351
[5]	Newell Brands Inc.	8.500%	6/1/2028	2,040	2,140
	Newell Brands Inc.	6.625%	9/15/2029	743	739
	Newell Brands Inc.	6.625%	5/15/2032	155	148
	Newell Brands Inc.	6.875%	4/1/2036	305	291
	Newell Brands Inc.	7.000%	4/1/2046	5,500	4,716
[5]	Nissan Motor Co. Ltd.	4.810%	9/17/2030	745	684
[5]	Nissan Motor Co. Ltd.	7.750%	7/17/2032	3,505	3,621
[5]	Nissan Motor Co. Ltd.	8.125%	7/17/2035	5,000	5,252

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Ontario Gaming GTA LP / OTG Co-Issuer Inc.	8.000%	8/1/2030	495	501
	O'Reilly Automotive Inc.	1.750%	3/15/2031	10,250	8,765
	O'Reilly Automotive Inc.	4.700%	6/15/2032	8,000	7,941
[5]	Six Flags Entertainment Corp. / Six Flags Theme Parks Inc. / Canada's Wonderland Co.	6.625%	5/1/2032	750	764
	Starbucks Corp.	2.550%	11/15/2030	19,866	17,964
	Starbucks Corp.	4.800%	2/15/2033	10,000	9,979
[5]	Stellantis Finance US Inc.	6.450%	3/18/2035	28,585	28,578
	Tapestry Inc.	3.050%	3/15/2032	7,000	6,235
	Tapestry Inc.	5.500%	3/11/2035	4,455	4,474
	Toll Brothers Finance Corp.	5.600%	6/15/2035	20,000	20,071
	Toyota Motor Credit Corp.	5.550%	11/20/2030	37,295	39,087
	Toyota Motor Credit Corp.	5.100%	3/21/2031	19,765	20,249
	Toyota Motor Credit Corp.	4.600%	10/10/2031	30,375	30,332
	Toyota Motor Credit Corp.	2.400%	1/13/2032	15,000	13,088
	Toyota Motor Credit Corp.	4.800%	1/5/2034	7,205	7,193
[5]	Vail Resorts Inc.	5.625%	7/15/2030	1,380	1,387
[5]	Vail Resorts Inc.	6.500%	5/15/2032	2,030	2,087
	Whirlpool Corp.	6.125%	6/15/2030	335	334
	Whirlpool Corp.	6.500%	6/15/2033	1,500	1,477
[5]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/2028	785	762
[5]	Wynn Macau Ltd.	5.625%	8/26/2028	255	252
[5]	Wynn Macau Ltd.	5.125%	12/15/2029	600	577
					1,269,666
Consumer Staples (4.8%)
[5]	Albertsons Cos. Inc. / Safeway Inc. / New Albertsons LP / Albertsons LLC	6.250%	3/15/2033	935	952
	Altria Group Inc.	2.450%	2/4/2032	67,090	57,747
	Altria Group Inc.	5.625%	2/6/2035	14,635	14,881
[8]	Anheuser-Busch InBev SA NV	2.750%	3/17/2036	4,200	4,466
	BAT Capital Corp.	6.343%	8/2/2030	36,228	38,793
	BAT Capital Corp.	5.834%	2/20/2031	34,010	35,634
	BAT Capital Corp.	2.726%	3/25/2031	99,404	89,228
	BAT Capital Corp.	4.742%	3/16/2032	31,850	31,521
	BAT Capital Corp.	5.350%	8/15/2032	37,955	38,726
	BAT Capital Corp.	7.750%	10/19/2032	18,000	20,733
	BAT Capital Corp.	6.421%	8/2/2033	45,915	49,791
	BAT Capital Corp.	6.000%	2/20/2034	26,000	27,359
	BAT Capital Corp.	4.758%	9/6/2049	5,000	4,124
	BAT Capital Corp.	7.081%	8/2/2053	10,000	11,141
	BAT Capital Corp.	6.250%	8/15/2055	14,950	15,091
[8]	British American Tobacco plc	3.750%	Perpetual	8,200	9,197
	Campbell's Co.	5.400%	3/21/2034	14,270	14,413
[9]	Coles Group Treasury Pty Ltd.	5.800%	7/15/2031	10,000	6,737
	Constellation Brands Inc.	2.250%	8/1/2031	24,709	21,412
	Constellation Brands Inc.	4.900%	5/1/2033	7,115	7,050
	Diageo Capital plc	5.500%	1/24/2033	11,755	12,245
[5]	Energizer Holdings Inc.	4.375%	3/31/2029	6,800	6,449
[5,6]	Froneri Lux FinCo Sarl	6.000%	8/1/2032	2,305	2,296
	General Mills Inc.	5.250%	1/30/2035	12,500	12,493
	Haleon US Capital LLC	3.625%	3/24/2032	16,635	15,557
[5]	Imperial Brands Finance plc	4.500%	6/30/2028	7,730	7,716
[8]	Imperial Brands Finance plc	3.875%	2/12/2034	4,100	4,645
[5]	Imperial Brands Finance plc	6.375%	7/1/2055	8,040	8,114
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	3.625%	1/15/2032	32,335	29,607
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	3.000%	5/15/2032	47,440	41,476
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	5.750%	4/1/2033	47,820	49,015
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	6.750%	3/15/2034	52,003	56,534
[5]	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Foods Group	5.950%	4/20/2035	20,000	20,636
[5]	KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution Inc.	9.000%	2/15/2029	660	689
	Keurig Dr Pepper Inc.	5.200%	3/15/2031	6,000	6,155
	Keurig Dr Pepper Inc.	4.050%	4/15/2032	9,860	9,456
	Kraft Heinz Foods Co.	5.200%	3/15/2032	12,500	12,585
	Kroger Co.	1.700%	1/15/2031	6,626	5,685
	Kroger Co.	5.000%	9/15/2034	85,965	84,965
[5]	Mars Inc.	5.000%	3/1/2032	137,605	138,857
[5]	Mars Inc.	5.200%	3/1/2035	89,170	89,596
[5]	Mars Inc.	5.700%	5/1/2055	12,755	12,612
[5]	Marubeni Corp.	5.383%	4/1/2035	25,000	25,211
	Mondelez International Inc.	1.500%	2/4/2031	21,471	18,292
	Mondelez International Inc.	3.000%	3/17/2032	10,000	9,001

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Opal Bidco SAS	6.500%	3/31/2032	7,020	7,098
[5]	Performance Food Group Inc.	4.250%	8/1/2029	525	505
	Philip Morris International Inc.	5.500%	9/7/2030	53,280	55,497
	Philip Morris International Inc.	1.750%	11/1/2030	24,300	21,113
	Philip Morris International Inc.	5.125%	2/13/2031	61,690	62,993
	Philip Morris International Inc.	4.750%	11/1/2031	55,000	55,041
[8]	Philip Morris International Inc.	3.250%	6/6/2032	5,200	5,848
	Philip Morris International Inc.	5.750%	11/17/2032	49,069	51,481
	Philip Morris International Inc.	5.375%	2/15/2033	64,195	65,934
	Philip Morris International Inc.	5.625%	9/7/2033	15,000	15,599
	Philip Morris International Inc.	5.250%	2/13/2034	94,293	95,460
	Philip Morris International Inc.	4.900%	11/1/2034	34,605	34,138
	Philip Morris International Inc.	4.875%	4/30/2035	35,010	34,301
[8]	Philip Morris International Inc.	1.450%	8/1/2039	4,800	3,903
	Pilgrim's Pride Corp.	3.500%	3/1/2032	4,682	4,203
[5]	Post Holdings Inc.	6.250%	2/15/2032	600	611
[5]	Post Holdings Inc.	6.375%	3/1/2033	675	676
	Sysco Corp.	5.100%	9/23/2030	20,000	20,390
	Sysco Corp.	5.400%	3/23/2035	12,500	12,672
	Tyson Foods Inc.	5.700%	3/15/2034	25,645	26,484
					1,752,830
Energy (6.9%)
[5]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	6.625%	2/1/2032	675	693
[5]	APA Corp.	6.100%	2/15/2035	15,000	14,726
[5]	APA Corp.	6.750%	2/15/2055	17,480	16,432
[5]	Ascent Resources Utica Holdings LLC / ARU Finance Corp.	6.625%	10/15/2032	2,620	2,666
[5]	Ascent Resources Utica Holdings LLC / ARU Finance Corp.	6.625%	7/15/2033	1,200	1,217
[5]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.000%	7/15/2029	2,615	2,712
[5]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.250%	7/15/2032	500	527
	Boardwalk Pipelines LP	3.400%	2/15/2031	6,837	6,313
	Boardwalk Pipelines LP	3.600%	9/1/2032	5,000	4,529
	BP Capital Markets America Inc.	1.749%	8/10/2030	34,931	30,665
	BP Capital Markets America Inc.	2.721%	1/12/2032	65,740	58,539
	BP Capital Markets America Inc.	4.812%	2/13/2033	88,110	87,870
	BP Capital Markets America Inc.	4.893%	9/11/2033	26,674	26,625
	BP Capital Markets America Inc.	5.227%	11/17/2034	36,110	36,537
	Canadian Natural Resources Ltd.	7.200%	1/15/2032	16,118	17,727
	Canadian Natural Resources Ltd.	6.450%	6/30/2033	19,546	20,737
	Cenovus Energy Inc.	2.650%	1/15/2032	38,257	33,097
	Cheniere Energy Partners LP	4.000%	3/1/2031	34,083	32,564
	Cheniere Energy Partners LP	3.250%	1/31/2032	108,052	97,179
	Cheniere Energy Partners LP	5.950%	6/30/2033	6,375	6,653
[5]	Cheniere Energy Partners LP	5.550%	10/30/2035	20,460	20,564
[5]	Chord Energy Corp.	6.750%	3/15/2033	520	530
[5]	Civitas Resources Inc.	8.625%	11/1/2030	2,058	2,101
[5]	Civitas Resources Inc.	8.750%	7/1/2031	553	560
[5]	Civitas Resources Inc.	9.625%	6/15/2033	3,995	4,108
[5]	CNX Resources Corp.	7.375%	1/15/2031	736	760
[5]	CNX Resources Corp.	7.250%	3/1/2032	1,097	1,130
[5]	Columbia Pipelines Holding Co. LLC	5.681%	1/15/2034	12,890	13,085
[5]	Columbia Pipelines Operating Co. LLC	6.036%	11/15/2033	6,000	6,307
	Coterra Energy Inc.	5.600%	3/15/2034	16,200	16,281
	Coterra Energy Inc.	5.400%	2/15/2035	25,862	25,503
	DCP Midstream Operating LP	3.250%	2/15/2032	29,665	26,450
[5]	Diamond Foreign Asset Co. / Diamond Finance LLC	8.500%	10/1/2030	1,338	1,396
	Diamondback Energy Inc.	6.250%	3/15/2033	68,000	72,321
	Diamondback Energy Inc.	5.400%	4/18/2034	35,195	35,307
[5]	DT Midstream Inc.	4.125%	6/15/2029	1,714	1,652
	Eastern Energy Gas Holdings LLC	5.800%	1/15/2035	17,500	18,162
	Eastern Energy Gas Holdings LLC	6.200%	1/15/2055	8,880	9,161
	Empresa Nacional del Petroleo	5.250%	11/6/2029	31,480	31,739
	Enbridge Inc.	6.200%	11/15/2030	56,760	60,482
	Enbridge Inc.	5.700%	3/8/2033	27,000	27,977
	Enbridge Inc.	5.625%	4/5/2034	45,000	46,096
	Energy Transfer LP	3.750%	5/15/2030	10,487	10,047
	Energy Transfer LP	6.400%	12/1/2030	17,195	18,443
	Energy Transfer LP	5.750%	2/15/2033	54,210	56,133
	Energy Transfer LP	6.550%	12/1/2033	53,840	58,106
	Energy Transfer LP	5.550%	5/15/2034	20,000	20,166

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Energy Transfer LP	5.700%	4/1/2035	35,000	35,503
[5]	Eni SpA	5.500%	5/15/2034	25,000	25,209
[5]	Eni SpA	5.750%	5/19/2035	20,000	20,383
	Enterprise Products Operating LLC	5.350%	1/31/2033	17,135	17,692
	Enterprise Products Operating LLC	6.875%	3/1/2033	8,660	9,667
	Enterprise Products Operating LLC	4.850%	1/31/2034	30,910	30,638
	EOG Resources Inc.	5.650%	12/1/2054	13,110	12,751
[5]	EQT Corp.	4.500%	1/15/2029	25	25
[5]	EQT Corp.	7.500%	6/1/2030	1,048	1,148
[5]	EQT Corp.	3.625%	5/15/2031	18,000	16,685
	Equinor ASA	3.950%	5/15/2043	3,191	2,669
[5]	Excelerate Energy LP	8.000%	5/15/2030	3,775	3,953
	Expand Energy Corp.	4.750%	2/1/2032	37,825	36,738
	Galaxy Pipeline Assets Bidco Ltd.	2.625%	3/31/2036	21,050	18,068
	Genesis Energy LP / Genesis Energy Finance Corp.	8.000%	5/15/2033	1,220	1,265
	Helmerich & Payne Inc.	2.900%	9/29/2031	55,625	46,903
	Hess Corp.	7.300%	8/15/2031	23,738	27,136
	Hess Corp.	7.125%	3/15/2033	2,000	2,295
[5]	Hilcorp Energy I LP / Hilcorp Finance Co.	6.000%	2/1/2031	827	798
	Kinder Morgan Inc.	7.750%	1/15/2032	990	1,136
	Kinder Morgan Inc.	5.850%	6/1/2035	17,340	17,925
	Kinder Morgan Inc.	3.600%	2/15/2051	8,000	5,472
[5]	Kinetik Holdings LP	6.625%	12/15/2028	215	220
[5]	Kinetik Holdings LP	5.875%	6/15/2030	170	170
	Marathon Petroleum Corp.	5.700%	3/1/2035	50,000	50,739
	MPLX LP	4.950%	9/1/2032	5,000	4,937
	Occidental Petroleum Corp.	8.875%	7/15/2030	46,000	52,509
	Occidental Petroleum Corp.	6.625%	9/1/2030	44,442	46,906
	Occidental Petroleum Corp.	6.125%	1/1/2031	18,477	19,125
	Occidental Petroleum Corp.	7.500%	5/1/2031	22,195	24,375
	ONEOK Inc.	3.250%	6/1/2030	3,607	3,372
[5]	ONEOK Inc.	6.500%	9/1/2030	16,561	17,671
	ONEOK Inc.	5.800%	11/1/2030	8,915	9,301
	ONEOK Inc.	6.350%	1/15/2031	8,757	9,332
	ONEOK Inc.	6.100%	11/15/2032	28,679	30,296
	ONEOK Inc.	6.050%	9/1/2033	11,330	11,888
	ONEOK Inc.	5.650%	9/1/2034	23,300	23,604
[5]	ORLEN SA	6.000%	1/30/2035	12,970	13,302
	Ovintiv Inc.	8.125%	9/15/2030	3,000	3,414
	Ovintiv Inc.	7.200%	11/1/2031	4,750	5,163
	Ovintiv Inc.	7.375%	11/1/2031	15,232	16,782
	Ovintiv Inc.	6.250%	7/15/2033	2,000	2,068
	Petroleos Mexicanos	4.500%	1/23/2026	6,480	6,429
	Petroleos Mexicanos	6.875%	8/4/2026	1,705	1,713
	Petroleos Mexicanos	6.500%	3/13/2027	11,555	11,547
[3]	Petroleos Mexicanos	8.750%	6/2/2029	1,631	1,719
	Petronas Capital Ltd.	3.500%	4/21/2030	23,232	22,301
[5]	Petronas Capital Ltd.	5.340%	4/3/2035	31,692	32,203
	Phillips 66	2.150%	12/15/2030	8,800	7,738
	Phillips 66 Co.	5.250%	6/15/2031	28,460	29,207
	Phillips 66 Co.	5.300%	6/30/2033	5,000	5,058
	Pioneer Natural Resources Co.	1.900%	8/15/2030	29,250	25,904
	Pioneer Natural Resources Co.	2.150%	1/15/2031	34,625	30,636
	Plains All American Pipeline LP / PAA Finance Corp.	5.700%	9/15/2034	10,921	11,084
[5]	Raizen Fuels Finance SA	6.250%	7/8/2032	19,900	19,610
[5]	Rockies Express Pipeline LLC	6.750%	3/15/2033	390	404
	Sabine Pass Liquefaction LLC	4.500%	5/15/2030	104,155	103,557
[5]	South Bow Canadian Infrastructure Holdings Ltd.	7.500%	3/1/2055	854	886
[5]	South Bow Canadian Infrastructure Holdings Ltd.	7.625%	3/1/2055	295	305
	Suncor Energy Inc.	7.150%	2/1/2032	27,141	30,078
[5]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	6.000%	12/31/2030	1,545	1,514
	Targa Resources Corp.	4.200%	2/1/2033	21,973	20,551
	Targa Resources Corp.	6.125%	3/15/2033	24,500	25,749
	Targa Resources Corp.	6.500%	3/30/2034	32,825	35,240
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.875%	2/1/2031	40,937	40,492
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.000%	1/15/2032	58,238	54,283
	TotalEnergies Capital SA	4.724%	9/10/2034	10,316	10,233
[8]	TotalEnergies SE	2.125%	Perpetual	3,800	3,801
	TransCanada PipeLines Ltd.	4.100%	4/15/2030	110,221	107,374
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/2030	14,065	13,230

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Transocean Inc.	8.250%	5/15/2029	331	313
[5]	Transocean Inc.	8.750%	2/15/2030	870	902
[5]	Transocean Inc.	8.500%	5/15/2031	1,000	920
[5]	Valaris Ltd.	8.375%	4/30/2030	215	222
[5]	Venture Global Calcasieu Pass LLC	3.875%	8/15/2029	6,835	6,448
[5]	Venture Global Calcasieu Pass LLC	6.250%	1/15/2030	465	478
[5]	Venture Global LNG Inc.	9.500%	2/1/2029	2,638	2,876
[5]	Venture Global LNG Inc.	8.375%	6/1/2031	4,875	5,039
[5]	Venture Global LNG Inc.	9.875%	2/1/2032	2,895	3,124
[5]	Venture Global Plaquemines LNG LLC	6.500%	1/15/2034	3,142	3,232
[5]	Venture Global Plaquemines LNG LLC	6.750%	1/15/2036	1,600	1,646
[5]	Vital Energy Inc.	7.875%	4/15/2032	360	316
	Williams Cos. Inc.	7.500%	1/15/2031	5,660	6,344
	Williams Cos. Inc.	2.600%	3/15/2031	60,025	53,608
	Williams Cos. Inc.	4.650%	8/15/2032	29,500	28,910
	Williams Cos. Inc.	6.000%	3/15/2055	6,660	6,654
					2,535,686
Financials (31.2%)
[5]	200 Park Funding Trust	5.740%	2/15/2055	35,236	34,619
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.375%	12/15/2031	52,245	53,279
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/30/2032	71,465	64,741
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.400%	10/29/2033	22,645	19,887
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.950%	9/10/2034	20,000	19,525
	Air Lease Corp.	5.200%	7/15/2031	10,000	10,182
	Air Lease Corp.	2.875%	1/15/2032	1,773	1,571
[5]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	7.000%	1/15/2031	161	166
[5]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	7.375%	10/1/2032	459	472
	Allstate Corp.	5.250%	3/30/2033	83,472	85,206
	Allstate Corp.	5.350%	6/1/2033	26,044	26,766
	Ally Financial Inc.	8.000%	11/1/2031	10,000	11,294
	American Express Co.	6.489%	10/30/2031	7,000	7,592
	American Express Co.	4.989%	5/26/2033	5,000	5,005
	American Express Co.	4.420%	8/3/2033	20,000	19,496
	American Express Co.	5.043%	5/1/2034	20,000	20,135
	American Express Co.	5.625%	7/28/2034	11,309	11,593
	American Express Co.	5.915%	4/25/2035	28,508	29,734
	American Express Co.	5.284%	7/26/2035	46,025	46,600
	American Express Co.	5.442%	1/30/2036	28,913	29,471
	American International Group Inc.	5.125%	3/27/2033	15,000	15,179
	American International Group Inc.	5.450%	5/7/2035	20,000	20,426
	Ameriprise Financial Inc.	5.200%	4/15/2035	53,581	53,705
[5]	AmWINS Group Inc.	6.375%	2/15/2029	910	927
[5]	AmWINS Group Inc.	4.875%	6/30/2029	1,655	1,607
	Aon Corp. / Aon Global Holdings plc	2.050%	8/23/2031	6,500	5,592
	Aon Corp. / Aon Global Holdings plc	2.600%	12/2/2031	7,000	6,180
	Aon Corp. / Aon Global Holdings plc	5.000%	9/12/2032	11,670	11,804
	Aon Corp. / Aon Global Holdings plc	5.350%	2/28/2033	28,523	29,256
	Aon North America Inc.	5.300%	3/1/2031	25,000	25,754
	Aon North America Inc.	5.450%	3/1/2034	26,000	26,581
	Apollo Debt Solutions BDC	6.700%	7/29/2031	30,000	31,239
[5]	Apollo Debt Solutions BDC	6.550%	3/15/2032	25,000	25,629
	Apollo Global Management Inc.	6.000%	12/15/2054	28,474	27,966
	Ares Capital Corp.	5.800%	3/8/2032	35,000	34,938
	Ares Strategic Income Fund	6.200%	3/21/2032	35,000	35,433
	Arthur J Gallagher & Co.	5.000%	2/15/2032	23,507	23,689
	Arthur J Gallagher & Co.	5.500%	3/2/2033	8,700	8,931
	Arthur J Gallagher & Co.	6.500%	2/15/2034	12,000	13,091
[8]	ASR Nederland NV	7.000%	12/7/2043	2,756	3,684
	Athene Holding Ltd.	3.500%	1/15/2031	8,561	8,026
	Athene Holding Ltd.	6.650%	2/1/2033	10,000	10,762
	Athene Holding Ltd.	5.875%	1/15/2034	20,156	20,781
	Athene Holding Ltd.	6.625%	10/15/2054	55,651	54,810
	Athene Holding Ltd.	6.625%	5/19/2055	15,000	15,419
[8]	Athora Holding Ltd.	5.875%	9/10/2034	4,280	5,206
[5]	Australia & New Zealand Banking Group Ltd.	6.742%	12/8/2032	4,620	5,039
[4,9]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 1.950%	5.665%	1/16/2034	5,000	3,282
[4,9]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 2.350%	6.147%	5/16/2033	15,113	9,996
	Banco Santander SA	2.749%	12/3/2030	23,406	20,844
	Banco Santander SA	5.439%	7/15/2031	50,000	51,810

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Banco Santander SA	3.225%	11/22/2032	5,000	4,470
	Banco Santander SA	6.921%	8/8/2033	39,040	42,528
	Banco Santander SA	6.938%	11/7/2033	42,700	48,307
	Bank of America Corp.	1.898%	7/23/2031	43,792	38,446
	Bank of America Corp.	1.922%	10/24/2031	39,386	34,380
	Bank of America Corp.	2.651%	3/11/2032	33,320	29,853
	Bank of America Corp.	2.687%	4/22/2032	83,107	74,522
	Bank of America Corp.	2.299%	7/21/2032	88,325	76,880
	Bank of America Corp.	2.572%	10/20/2032	81,450	71,757
	Bank of America Corp.	2.972%	2/4/2033	84,445	75,574
	Bank of America Corp.	4.571%	4/27/2033	96,660	95,099
	Bank of America Corp.	5.288%	4/25/2034	79,177	80,607
	Bank of America Corp.	5.872%	9/15/2034	55,750	58,711
	Bank of America Corp.	5.468%	1/23/2035	45,000	46,147
	Bank of America Corp.	5.425%	8/15/2035	23,000	23,014
	Bank of America Corp.	5.518%	10/25/2035	105,430	105,556
	Bank of America Corp.	5.511%	1/24/2036	63,609	65,153
	Bank of America Corp.	5.744%	2/12/2036	40,000	40,700
	Bank of America Corp.	5.464%	5/9/2036	35,712	36,495
	Bank of America Corp.	2.482%	9/21/2036	20,000	17,026
	Bank of America Corp.	3.846%	3/8/2037	20,000	18,342
	Bank of Montreal	5.511%	6/4/2031	12,500	13,021
	Bank of Montreal	3.088%	1/10/2037	12,000	10,478
	Bank of New York Mellon Corp.	5.060%	7/22/2032	51,761	52,743
	Bank of New York Mellon Corp.	4.289%	6/13/2033	20,449	19,826
	Bank of New York Mellon Corp.	5.834%	10/25/2033	47,578	50,376
	Bank of New York Mellon Corp.	4.706%	2/1/2034	43,235	42,688
	Bank of New York Mellon Corp.	4.967%	4/26/2034	70,537	70,794
	Bank of New York Mellon Corp.	6.474%	10/25/2034	65,432	71,912
	Bank of New York Mellon Corp.	5.188%	3/14/2035	45,121	45,648
	Bank of New York Mellon Corp.	5.316%	6/6/2036	45,000	45,804
	Bank of New York Mellon Corp.	5.606%	7/21/2039	29,640	30,343
	Bank of Nova Scotia	4.588%	5/4/2037	17,000	16,155
	Barclays plc	2.894%	11/24/2032	15,000	13,281
	Barclays plc	5.746%	8/9/2033	16,100	16,681
	Barclays plc	7.437%	11/2/2033	58,830	66,749
	Barclays plc	6.224%	5/9/2034	23,845	25,315
	Barclays plc	5.335%	9/10/2035	38,000	37,815
	Barclays plc	3.564%	9/23/2035	15,000	13,796
	Barclays plc	5.785%	2/25/2036	75,000	76,635
	Block Inc.	6.500%	5/15/2032	1,775	1,822
	Blue Owl Finance LLC	6.250%	4/18/2034	19,900	20,509
[8]	BNP Paribas SA	4.750%	11/13/2032	2,300	2,822
[5]	BNP Paribas SA	5.786%	1/13/2033	24,000	24,901
[5]	Boost Newco Borrower LLC	7.500%	1/15/2031	443	468
[8]	BPCE SA	4.500%	1/13/2033	12,600	15,227
[8]	BPCE SA	4.125%	3/8/2033	8,900	10,480
	Brookfield Finance Inc.	6.300%	1/15/2055	34,656	33,454
	Brown & Brown Inc.	4.200%	3/17/2032	20,000	18,997
	Brown & Brown Inc.	5.650%	6/11/2034	21,065	21,439
	Brown & Brown Inc.	5.550%	6/23/2035	13,000	13,143
	Canadian Imperial Bank of Commerce	6.092%	10/3/2033	15,000	16,076
	Capital One Financial Corp.	7.624%	10/30/2031	23,260	26,181
	Capital One Financial Corp.	2.359%	7/29/2032	28,000	23,839
	Capital One Financial Corp.	2.618%	11/2/2032	24,315	21,237
	Capital One Financial Corp.	5.268%	5/10/2033	10,000	10,071
	Capital One Financial Corp.	5.817%	2/1/2034	51,000	52,684
	Capital One Financial Corp.	6.377%	6/8/2034	73,251	78,092
	Capital One Financial Corp.	6.183%	1/30/2036	141,470	145,455
	Cboe Global Markets Inc.	3.000%	3/16/2032	10,909	9,828
	Charles Schwab Corp.	5.853%	5/19/2034	54,628	57,897
	Charles Schwab Corp.	6.136%	8/24/2034	70,840	76,455
	Chubb INA Holdings LLC	5.000%	3/15/2034	33,450	33,824
	Citibank NA	5.570%	4/30/2034	52,338	54,381
	Citigroup Inc.	2.572%	6/3/2031	51,648	46,836
	Citigroup Inc.	2.561%	5/1/2032	37,000	32,756
	Citigroup Inc.	6.625%	6/15/2032	10,383	11,309
	Citigroup Inc.	3.057%	1/25/2033	47,394	42,425
	Citigroup Inc.	3.785%	3/17/2033	86,244	80,530
	Citigroup Inc.	4.910%	5/24/2033	21,013	20,966

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Citigroup Inc.	6.270%	11/17/2033	48,000	51,712
	Citigroup Inc.	6.174%	5/25/2034	63,610	66,547
	Citigroup Inc.	5.827%	2/13/2035	33,820	34,396
	Citigroup Inc.	5.449%	6/11/2035	25,050	25,546
	Citigroup Inc.	6.020%	1/24/2036	50,000	51,370
	Citigroup Inc.	5.333%	3/27/2036	38,800	38,985
	Citizens Financial Group Inc.	5.718%	7/23/2032	12,000	12,392
	Citizens Financial Group Inc.	6.645%	4/25/2035	9,000	9,736
[7]	Close Brothers Finance plc	1.625%	12/3/2030	14,500	15,935
	CNA Financial Corp.	2.050%	8/15/2030	12,000	10,530
	CNO Financial Group Inc.	6.450%	6/15/2034	30,000	31,261
[4,9]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 1.900%	5.617%	4/14/2032	5,000	3,256
[4,9]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 2.050%	5.770%	10/25/2033	8,200	5,396
[4,9]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 2.700%	6.510%	11/9/2032	5,000	3,322
[5]	Cooperatieve Rabobank UA	5.710%	1/21/2033	15,000	15,628
	Corebridge Financial Inc.	3.900%	4/5/2032	72,210	67,840
	Corebridge Financial Inc.	6.050%	9/15/2033	39,000	41,013
	Corebridge Financial Inc.	5.750%	1/15/2034	25,000	25,902
	Corebridge Financial Inc.	6.375%	9/15/2054	24,488	24,438
	Credit Suisse USA LLC	7.125%	7/15/2032	27,000	30,609
	Deutsche Bank AG	5.882%	7/8/2031	7,000	7,190
[6]	Deutsche Bank AG	4.950%	8/4/2031	14,668	14,686
	Deutsche Bank AG	3.729%	1/14/2032	18,200	16,840
	Deutsche Bank AG	3.742%	1/7/2033	21,200	19,157
	Deutsche Bank AG	7.079%	2/10/2034	24,000	25,896
	Deutsche Bank AG	5.403%	9/11/2035	20,000	19,938
	Equifax Inc.	3.100%	5/15/2030	27,000	25,180
	Equifax Inc.	2.350%	9/15/2031	10,000	8,699
	Equitable Holdings Inc.	5.594%	1/11/2033	23,981	24,721
[8]	Eurobank SA	4.000%	2/7/2036	3,800	4,322
[5]	Fair Isaac Corp.	6.000%	5/15/2033	1,130	1,137
	Fairfax Financial Holdings Ltd.	3.375%	3/3/2031	7,650	7,088
	Fifth Third Bancorp	5.631%	1/29/2032	32,015	33,160
	Fifth Third Bancorp	4.337%	4/25/2033	5,000	4,784
	Fiserv Inc.	2.650%	6/1/2030	36,950	33,687
	Fiserv Inc.	5.350%	3/15/2031	20,000	20,557
	Fiserv Inc.	5.625%	8/21/2033	22,000	22,657
	Franklin Resources Inc.	1.600%	10/30/2030	10,000	8,631
	GATX Corp.	3.500%	6/1/2032	15,985	14,535
[5]	GGAM Finance Ltd.	8.000%	6/15/2028	520	550
[5]	Global Atlantic Fin Co.	3.125%	6/15/2031	20,000	17,785
[5]	Global Atlantic Fin Co.	7.950%	6/15/2033	58,010	65,589
[5]	Global Atlantic Fin Co.	6.750%	3/15/2054	10,000	10,272
	Global Payments Inc.	2.900%	11/15/2031	35,000	30,723
	Goldman Sachs Group Inc.	2.615%	4/22/2032	70,000	62,303
	Goldman Sachs Group Inc.	2.383%	7/21/2032	69,261	60,488
	Goldman Sachs Group Inc.	2.650%	10/21/2032	52,450	46,185
	Goldman Sachs Group Inc.	3.102%	2/24/2033	39,600	35,593
	Goldman Sachs Group Inc.	6.561%	10/24/2034	20,000	22,100
	Goldman Sachs Group Inc.	5.851%	4/25/2035	45,000	47,123
	Goldman Sachs Group Inc.	5.330%	7/23/2035	53,500	54,000
	Goldman Sachs Group Inc.	5.016%	10/23/2035	55,000	54,170
	Goldman Sachs Group Inc.	5.536%	1/28/2036	100,000	102,305
	Hanover Insurance Group Inc.	2.500%	9/1/2030	5,000	4,453
[5]	High Street Funding Trust III	5.807%	2/15/2055	10,000	9,663
[5]	Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC	7.250%	2/15/2031	415	430
[5]	Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC	8.125%	2/15/2032	880	916
	HPS Corporate Lending Fund	5.950%	4/14/2032	16,640	16,512
	HSBC Holdings plc	5.733%	5/17/2032	21,890	22,715
	HSBC Holdings plc	2.804%	5/24/2032	87,936	78,252
	HSBC Holdings plc	2.871%	11/22/2032	42,000	37,200
	HSBC Holdings plc	4.762%	3/29/2033	8,000	7,822
	HSBC Holdings plc	8.113%	11/3/2033	30,000	34,736
	HSBC Holdings plc	6.547%	6/20/2034	32,694	34,710
	HSBC Holdings plc	7.399%	11/13/2034	46,200	51,646
	HSBC Holdings plc	5.874%	11/18/2035	58,289	59,207
	HSBC Holdings plc	5.450%	3/3/2036	55,000	55,299
	HSBC Holdings plc	5.790%	5/13/2036	36,135	37,251
	Huntington Bancshares Inc.	5.023%	5/17/2033	30,000	29,646
	Huntington Bancshares Inc.	5.709%	2/2/2035	102,318	104,625

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Huntington Bancshares Inc.	2.487%	8/15/2036	8,750	7,336
	Huntington Bancshares Inc.	6.141%	11/18/2039	21,940	22,427
	ING Groep NV	4.252%	3/28/2033	18,000	17,296
	ING Groep NV	6.114%	9/11/2034	10,000	10,609
	Intercontinental Exchange Inc.	5.250%	6/15/2031	21,130	21,848
	Intercontinental Exchange Inc.	1.850%	9/15/2032	8,400	6,960
	Intercontinental Exchange Inc.	4.600%	3/15/2033	17,500	17,331
[8]	JAB Holdings BV	4.375%	4/25/2034	10,800	12,661
	Jefferies Financial Group Inc.	2.625%	10/15/2031	7,243	6,310
	Jefferies Financial Group Inc.	2.750%	10/15/2032	25,100	21,299
	Jefferies Financial Group Inc.	6.200%	4/14/2034	28,000	29,245
	JPMorgan Chase & Co.	8.750%	9/1/2030	5,500	6,495
	JPMorgan Chase & Co.	2.956%	5/13/2031	45,985	42,562
	JPMorgan Chase & Co.	1.953%	2/4/2032	57,070	49,507
	JPMorgan Chase & Co.	2.580%	4/22/2032	35,000	31,238
	JPMorgan Chase & Co.	2.545%	11/8/2032	55,000	48,330
	JPMorgan Chase & Co.	2.963%	1/25/2033	86,430	77,623
	JPMorgan Chase & Co.	4.586%	4/26/2033	58,130	57,382
	JPMorgan Chase & Co.	4.912%	7/25/2033	78,750	79,224
	JPMorgan Chase & Co.	5.717%	9/14/2033	5,000	5,215
	JPMorgan Chase & Co.	5.350%	6/1/2034	70,000	71,822
	JPMorgan Chase & Co.	6.254%	10/23/2034	50,000	54,257
	JPMorgan Chase & Co.	5.336%	1/23/2035	66,400	67,748
	JPMorgan Chase & Co.	5.766%	4/22/2035	65,000	68,177
	JPMorgan Chase & Co.	5.294%	7/22/2035	57,868	58,609
	JPMorgan Chase & Co.	4.946%	10/22/2035	36,250	35,829
	JPMorgan Chase & Co.	5.502%	1/24/2036	45,000	46,160
	JPMorgan Chase & Co.	5.572%	4/22/2036	55,000	56,813
	JPMorgan Chase & Co.	5.576%	7/23/2036	67,620	68,494
	Kemper Corp.	3.800%	2/23/2032	5,000	4,544
	KeyBank NA	4.900%	8/8/2032	10,000	9,731
	KeyBank NA	5.000%	1/26/2033	15,600	15,447
	KeyCorp	4.789%	6/1/2033	12,900	12,631
	KeyCorp	6.401%	3/6/2035	14,750	15,761
[5]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	4.750%	6/15/2029	404	392
	Lloyds Banking Group plc	4.976%	8/11/2033	10,000	9,950
	Lloyds Banking Group plc	7.953%	11/15/2033	8,785	10,078
	Lloyds Banking Group plc	6.068%	6/13/2036	13,701	14,041
	LPL Holdings Inc.	6.000%	5/20/2034	7,873	8,136
	M&T Bank Corp.	6.082%	3/13/2032	75,477	79,339
	M&T Bank Corp.	5.053%	1/27/2034	24,684	24,324
	M&T Bank Corp.	5.400%	7/30/2035	6,512	6,519
	M&T Bank Corp.	5.385%	1/16/2036	18,575	18,503
[9]	Macquarie Bank Ltd.	5.603%	2/20/2035	6,000	3,933
[4,9]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 1.850%	5.644%	2/20/2035	3,000	1,947
[4,9]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 1.950%	5.655%	3/1/2034	3,500	2,283
	Marsh & McLennan Cos. Inc.	2.250%	11/15/2030	18,675	16,674
	Marsh & McLennan Cos. Inc.	4.850%	11/15/2031	70,000	70,769
	Marsh & McLennan Cos. Inc.	5.750%	11/1/2032	15,441	16,373
	Marsh & McLennan Cos. Inc.	5.000%	3/15/2035	69,410	69,294
	MetLife Inc.	5.300%	12/15/2034	44,500	45,479
	MetLife Inc.	6.350%	3/15/2055	36,059	37,047
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/2032	54,920	47,760
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/2032	11,562	10,104
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/2033	10,000	8,864
	Mitsubishi UFJ Financial Group Inc.	4.315%	4/19/2033	2,000	1,928
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/2033	16,200	16,379
	Mitsubishi UFJ Financial Group Inc.	5.472%	9/13/2033	5,000	5,152
	Mitsubishi UFJ Financial Group Inc.	5.426%	4/17/2035	39,000	39,770
	Mitsubishi UFJ Financial Group Inc.	5.574%	1/16/2036	49,000	50,397
	Mitsubishi UFJ Financial Group Inc.	5.615%	4/24/2036	25,000	25,831
	Mizuho Financial Group Inc.	2.201%	7/10/2031	20,000	17,746
	Mizuho Financial Group Inc.	2.564%	9/13/2031	10,000	8,718
	Moody's Corp.	5.000%	8/5/2034	10,000	10,050
	Morgan Stanley	1.794%	2/13/2032	52,894	45,252
	Morgan Stanley	1.928%	4/28/2032	40,000	34,278
	Morgan Stanley	2.239%	7/21/2032	59,078	51,203
	Morgan Stanley	2.511%	10/20/2032	47,000	41,111
	Morgan Stanley	2.943%	1/21/2033	20,132	17,982
	Morgan Stanley	4.889%	7/20/2033	43,354	43,369

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Morgan Stanley	6.342%	10/18/2033	60,993	66,040
	Morgan Stanley	5.250%	4/21/2034	50,805	51,620
	Morgan Stanley	5.424%	7/21/2034	60,653	62,140
	Morgan Stanley	6.627%	11/1/2034	33,210	36,584
	Morgan Stanley	5.466%	1/18/2035	78,020	79,934
	Morgan Stanley	5.831%	4/19/2035	93,600	98,199
	Morgan Stanley	5.320%	7/19/2035	76,520	77,445
	Morgan Stanley	5.587%	1/18/2036	22,268	22,862
	Morgan Stanley	5.664%	4/17/2036	80,000	82,538
	Morgan Stanley	2.484%	9/16/2036	30,000	25,567
	Morgan Stanley	5.297%	4/20/2037	20,712	20,722
	Morgan Stanley	5.948%	1/19/2038	52,800	54,593
	Morgan Stanley	5.942%	2/7/2039	11,930	12,334
	Nasdaq Inc.	1.650%	1/15/2031	13,656	11,778
	Nasdaq Inc.	5.550%	2/15/2034	30,288	31,400
[5]	National Australia Bank Ltd.	5.902%	1/14/2036	24,000	24,628
	NatWest Group plc	6.016%	3/2/2034	15,000	15,837
	NatWest Group plc	5.778%	3/1/2035	20,080	20,823
	NatWest Group plc	3.032%	11/28/2035	15,000	13,522
[8]	NIBC Bank NV	4.500%	6/12/2035	5,100	5,915
[5]	Nippon Life Insurance Co.	6.500%	4/30/2055	18,685	19,528
	Nomura Holdings Inc.	2.679%	7/16/2030	29,829	26,967
	Nomura Holdings Inc.	2.608%	7/14/2031	16,000	14,085
	Nomura Holdings Inc.	2.999%	1/22/2032	2,000	1,779
	Nomura Holdings Inc.	6.181%	1/18/2033	2,000	2,126
[5]	Northwestern Mutual Life Insurance Co.	6.170%	5/29/2055	10,000	10,455
[5]	Nuveen LLC	5.850%	4/15/2034	5,000	5,188
[8]	Nykredit Realkredit A/S	3.500%	7/10/2031	13,100	15,060
[8]	Oldenburgische Landesbank AG	8.000%	4/24/2034	2,000	2,551
[5]	Panther Escrow Issuer LLC	7.125%	6/1/2031	275	284
	PayPal Holdings Inc.	5.150%	6/1/2034	35,000	35,399
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	6.200%	6/15/2030	14,686	15,581
[5]	Phoenix Aviation Capital Ltd.	9.250%	7/15/2030	4,170	4,363
	PNC Financial Services Group Inc.	2.307%	4/23/2032	10,000	8,766
	PNC Financial Services Group Inc.	6.037%	10/28/2033	68,750	73,027
	PNC Financial Services Group Inc.	5.068%	1/24/2034	35,344	35,425
	PNC Financial Services Group Inc.	5.939%	8/18/2034	35,360	37,263
	PNC Financial Services Group Inc.	6.875%	10/20/2034	116,126	129,699
	PNC Financial Services Group Inc.	5.676%	1/22/2035	49,080	50,846
	PNC Financial Services Group Inc.	5.401%	7/23/2035	42,355	43,090
	PNC Financial Services Group Inc.	5.575%	1/29/2036	21,380	21,934
	PNC Financial Services Group Inc.	5.373%	7/21/2036	100,000	100,999
	Principal Financial Group Inc.	5.375%	3/15/2033	5,000	5,122
	Principal Financial Group Inc.	5.500%	3/15/2053	7,838	7,524
	Prudential Financial Inc.	3.700%	10/1/2050	6,495	5,914
	Prudential Financial Inc.	5.125%	3/1/2052	15,158	14,693
	Prudential Financial Inc.	6.000%	9/1/2052	9,328	9,458
	Prudential Financial Inc.	6.750%	3/1/2053	22,282	23,356
	Prudential Financial Inc.	6.500%	3/15/2054	13,019	13,514
[8]	Raiffeisen Bank International AG	5.250%	1/2/2035	10,800	12,922
	Regions Financial Corp.	5.502%	9/6/2035	80,674	81,347
	Reinsurance Group of America Inc.	6.650%	9/15/2055	11,363	11,364
	RenaissanceRe Holdings Ltd.	5.750%	6/5/2033	25,290	26,060
	RenaissanceRe Holdings Ltd.	5.800%	4/1/2035	20,304	20,870
[5]	Rocket Cos. Inc.	6.125%	8/1/2030	1,503	1,525
[5]	Rocket Cos. Inc.	6.375%	8/1/2033	2,855	2,913
[5]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	3.875%	3/1/2031	1,850	1,707
[7]	Rothesay Life plc	7.734%	5/16/2033	800	1,158
[5]	Ryan Specialty LLC	5.875%	8/1/2032	930	933
	S&P Global Inc.	2.900%	3/1/2032	5,438	4,913
[5]	Shift4 Payments LLC / Shift4 Payments Finance Sub Inc.	6.750%	8/15/2032	500	516
[5]	Sixth Street Lending Partners	6.125%	7/15/2030	26,360	26,848
	Sixth Street Specialty Lending Inc.	5.625%	8/15/2030	50,900	51,016
[8]	Sogecap SA	6.500%	5/16/2044	5,300	6,862
[5]	Starwood Property Trust Inc.	6.500%	10/15/2030	420	432
	State Street Corp.	4.675%	10/22/2032	32,000	31,911
	State Street Corp.	4.421%	5/13/2033	11,000	10,760
	State Street Corp.	4.164%	8/4/2033	10,000	9,594
	State Street Corp.	6.123%	11/21/2034	40,076	42,672
	State Street Corp.	5.146%	2/28/2036	35,000	35,182

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/2030	29,868	26,551
	Sumitomo Mitsui Financial Group Inc.	5.852%	7/13/2030	15,000	15,795
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/2031	11,400	9,798
	Sumitomo Mitsui Financial Group Inc.	5.424%	7/9/2031	29,700	30,694
	Sumitomo Mitsui Financial Group Inc.	5.454%	1/15/2032	25,000	25,853
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/2033	25,450	26,720
	Sumitomo Mitsui Financial Group Inc.	4.954%	7/8/2033	15,000	15,013
	Sumitomo Mitsui Financial Group Inc.	5.558%	7/9/2034	20,000	20,657
	Sumitomo Mitsui Financial Group Inc.	5.632%	1/15/2035	15,000	15,596
	Sumitomo Mitsui Financial Group Inc.	5.246%	7/8/2036	25,000	25,131
	Toronto-Dominion Bank	5.298%	1/30/2032	80,000	82,077
	Toronto-Dominion Bank	3.200%	3/10/2032	10,000	9,099
	Truist Financial Corp.	4.916%	7/28/2033	35,216	34,529
[5]	UBS Group AG	3.091%	5/14/2032	63,295	57,521
[5]	UBS Group AG	6.537%	8/12/2033	42,000	45,670
[5]	UBS Group AG	5.580%	5/9/2036	44,500	45,332
[5]	UBS Group AG	5.379%	9/6/2045	40,000	38,573
	US Bancorp	4.967%	7/22/2033	30,650	30,231
	US Bancorp	5.850%	10/21/2033	106,440	111,579
	US Bancorp	4.839%	2/1/2034	62,295	61,491
	US Bancorp	5.836%	6/12/2034	58,590	61,402
	US Bancorp	5.678%	1/23/2035	4,011	4,158
	US Bancorp	5.424%	2/12/2036	5,000	5,084
	US Bancorp	2.491%	11/3/2036	25,000	21,227
[5]	USI Inc.	7.500%	1/15/2032	195	206
[5]	UWM Holdings LLC	6.625%	2/1/2030	475	476
	Verisk Analytics Inc.	5.750%	4/1/2033	10,000	10,466
	Verisk Analytics Inc.	5.250%	3/15/2035	25,000	24,996
[10]	Washington Mutual Bank / Debt not acquired by JPMorgan	5.500%	1/15/2013	6,147	1
[10]	Washington Mutual Bank / Debt not acquired by JPMorgan	5.650%	8/15/2014	7,500	—
[10]	Washington Mutual Bank / Debt not acquired by JPMorgan	5.125%	1/15/2015	9,000	—
	Wells Fargo & Co.	3.350%	3/2/2033	92,510	84,683
	Wells Fargo & Co.	4.897%	7/25/2033	74,950	74,923
	Wells Fargo & Co.	5.389%	4/24/2034	62,000	63,415
	Wells Fargo & Co.	5.557%	7/25/2034	85,415	88,073
	Wells Fargo & Co.	6.491%	10/23/2034	86,975	94,983
	Wells Fargo & Co.	5.499%	1/23/2035	10,000	10,244
	Wells Fargo & Co.	5.211%	12/3/2035	25,000	25,058
	Wells Fargo & Co.	5.605%	4/23/2036	25,000	25,744
	Westpac Banking Corp.	5.405%	8/10/2033	17,028	17,215
	Westpac Banking Corp.	6.820%	11/17/2033	25,000	27,498
	Westpac Banking Corp.	2.668%	11/15/2035	25,000	22,098
	Westpac Banking Corp.	5.618%	11/20/2035	35,000	35,316
[5]	WEX Inc.	6.500%	3/15/2033	510	517
	Willis North America Inc.	5.350%	5/15/2033	17,000	17,337
					11,426,507
Health Care (7.7%)
[5]	1261229 BC Ltd.	10.000%	4/15/2032	1,810	1,842
	AbbVie Inc.	4.950%	3/15/2031	62,577	63,850
	AbbVie Inc.	5.050%	3/15/2034	33,750	34,181
	AbbVie Inc.	5.200%	3/15/2035	25,000	25,403
	Adventist Health System	5.757%	12/1/2034	15,000	14,966
	Agilent Technologies Inc.	2.300%	3/12/2031	25,000	22,093
	Agilent Technologies Inc.	4.750%	9/9/2034	49,090	47,992
	Amgen Inc.	2.300%	2/25/2031	51,020	45,256
	Amgen Inc.	2.000%	1/15/2032	10,000	8,502
	Amgen Inc.	3.350%	2/22/2032	29,065	26,855
	Amgen Inc.	5.250%	3/2/2033	46,000	46,906
	Astrazeneca Finance LLC	5.000%	2/26/2034	12,610	12,776
[5]	Bausch & Lomb Corp.	8.375%	10/1/2028	3,949	4,127
	Baxter International Inc.	1.730%	4/1/2031	35,000	29,780
	Baxter International Inc.	2.539%	2/1/2032	54,817	47,685
[8]	Bayer AG	4.625%	5/26/2033	8,000	9,735
[8]	Bayer AG	1.000%	1/12/2036	2,300	1,956
	Becton Dickinson & Co.	1.957%	2/11/2031	22,587	19,576
	Becton Dickinson & Co.	4.298%	8/22/2032	27,000	26,087
	Becton Dickinson & Co.	5.110%	2/8/2034	34,211	34,265
	Bristol-Myers Squibb Co.	5.100%	2/22/2031	35,800	36,848
	Bristol-Myers Squibb Co.	2.950%	3/15/2032	28,345	25,631

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bristol-Myers Squibb Co.	5.200%	2/22/2034	32,145	32,821
	Cardinal Health Inc.	5.350%	11/15/2034	40,000	40,441
	Cedars-Sinai Health System	2.288%	8/15/2031	2,000	1,745
	Cencora Inc.	2.700%	3/15/2031	71,871	64,776
	Cencora Inc.	5.150%	2/15/2035	29,115	29,166
	Centene Corp.	3.000%	10/15/2030	31,830	27,700
	Centene Corp.	2.500%	3/1/2031	50,000	41,975
	Centene Corp.	2.625%	8/1/2031	16,279	13,602
[5]	Charles River Laboratories International Inc.	3.750%	3/15/2029	1,890	1,778
[5]	Charles River Laboratories International Inc.	4.000%	3/15/2031	875	803
[5]	CHS / Community Health Systems Inc.	5.625%	3/15/2027	5,105	5,114
[5]	CHS / Community Health Systems Inc.	10.875%	1/15/2032	1,240	1,301
[5,6]	CHS / Community Health Systems Inc.	9.750%	1/15/2034	1,540	1,550
	Cigna Group	2.375%	3/15/2031	37,985	33,640
	Cigna Group	5.125%	5/15/2031	30,000	30,653
	Cigna Group	5.250%	2/15/2034	31,000	31,306
	CommonSpirit Health	2.782%	10/1/2030	509	464
	CVS Health Corp.	1.750%	8/21/2030	74,635	64,507
	CVS Health Corp.	5.250%	1/30/2031	20,000	20,359
	CVS Health Corp.	1.875%	2/28/2031	37,668	32,172
	CVS Health Corp.	5.550%	6/1/2031	49,050	50,760
	CVS Health Corp.	2.125%	9/15/2031	5,000	4,263
	CVS Health Corp.	5.250%	2/21/2033	57,200	57,316
	CVS Health Corp.	5.300%	6/1/2033	24,980	25,125
	CVS Health Corp.	5.700%	6/1/2034	7,104	7,276
[5]	DaVita Inc.	4.625%	6/1/2030	1,020	973
[5]	DaVita Inc.	3.750%	2/15/2031	1,430	1,297
[5]	DaVita Inc.	6.875%	9/1/2032	1,665	1,713
[5]	DaVita Inc.	6.750%	7/15/2033	1,670	1,722
	Elevance Health Inc.	2.550%	3/15/2031	17,234	15,375
	Elevance Health Inc.	4.950%	11/1/2031	50,000	50,270
	Elevance Health Inc.	4.100%	5/15/2032	23,690	22,598
	Elevance Health Inc.	5.500%	10/15/2032	32,000	33,059
	Elevance Health Inc.	4.750%	2/15/2033	33,852	33,365
	Elevance Health Inc.	5.375%	6/15/2034	50,000	50,620
	Elevance Health Inc.	5.700%	2/15/2055	16,160	15,431
[5]	Endo Finance Holdings Inc.	8.500%	4/15/2031	3,160	3,362
	GE HealthCare Technologies Inc.	4.800%	1/15/2031	16,190	16,269
	GE HealthCare Technologies Inc.	5.905%	11/22/2032	31,925	33,914
	GE HealthCare Technologies Inc.	5.500%	6/15/2035	14,190	14,488
	Gilead Sciences Inc.	5.100%	6/15/2035	52,759	53,105
	GlaxoSmithKline Capital Inc.	5.375%	4/15/2034	5,000	5,177
	GlaxoSmithKline Capital Inc.	4.875%	4/15/2035	65,000	64,490
	HCA Inc.	3.500%	9/1/2030	73,825	69,572
	HCA Inc.	5.450%	4/1/2031	70,850	72,838
	HCA Inc.	2.375%	7/15/2031	40,000	34,784
	HCA Inc.	5.500%	3/1/2032	35,000	35,938
	HCA Inc.	3.625%	3/15/2032	113,995	104,954
	HCA Inc.	5.500%	6/1/2033	2,000	2,041
	HCA Inc.	5.750%	3/1/2035	35,000	35,865
	HCA Inc.	5.900%	6/1/2053	5,000	4,790
	Humana Inc.	4.875%	4/1/2030	1,758	1,767
	Humana Inc.	5.375%	4/15/2031	2,000	2,040
	Humana Inc.	2.150%	2/3/2032	12,000	10,070
[5]	IQVIA Inc.	6.250%	6/1/2032	2,080	2,133
	Laboratory Corp. of America Holdings	4.350%	4/1/2030	35,000	34,629
	Laboratory Corp. of America Holdings	4.550%	4/1/2032	39,985	39,297
	Laboratory Corp. of America Holdings	4.800%	10/1/2034	15,000	14,592
	McKesson Corp.	4.950%	5/30/2032	70,120	70,672
	McKesson Corp.	5.250%	5/30/2035	40,000	40,423
[5]	Medline Borrower LP	3.875%	4/1/2029	2,490	2,375
[5]	Medline Borrower LP	5.250%	10/1/2029	1,949	1,912
[5]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	4.125%	4/30/2028	900	852
[5]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	6.750%	5/15/2034	405	382
	Pfizer Investment Enterprises Pte Ltd.	4.750%	5/19/2033	42,590	42,353
	Providence St. Joseph Health Obligated Group	5.403%	10/1/2033	12,000	12,073
	Quest Diagnostics Inc.	2.950%	6/30/2030	35,730	33,186
	Quest Diagnostics Inc.	2.800%	6/30/2031	7,655	6,920
	Quest Diagnostics Inc.	5.000%	12/15/2034	5,000	4,958
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/2030	15,000	13,025

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Revvity Inc.	2.250%	9/15/2031	11,000	9,365
	Royalty Pharma plc	2.200%	9/2/2030	29,500	26,090
	Royalty Pharma plc	2.150%	9/2/2031	11,000	9,410
[5]	Star Parent Inc.	9.000%	10/1/2030	465	489
	STERIS Irish FinCo Unlimited Co.	2.700%	3/15/2031	22,000	19,691
	Stryker Corp.	4.625%	9/11/2034	17,415	17,003
	Stryker Corp.	5.200%	2/10/2035	9,895	10,051
	Sutter Health	5.213%	8/15/2032	20,000	20,452
	Sutter Health	5.537%	8/15/2035	10,000	10,283
	Takeda Pharmaceutical Co. Ltd.	5.300%	7/5/2034	20,000	20,232
	Tenet Healthcare Corp.	4.250%	6/1/2029	1,804	1,740
	Tenet Healthcare Corp.	6.750%	5/15/2031	1,467	1,510
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/2026	833	815
	Teva Pharmaceutical Finance Netherlands III BV	6.000%	12/1/2032	720	734
	Teva Pharmaceutical Finance Netherlands III BV	4.100%	10/1/2046	3,110	2,209
	Teva Pharmaceutical Finance Netherlands IV BV	5.750%	12/1/2030	995	1,010
	Thermo Fisher Scientific Inc.	4.950%	11/21/2032	23,525	23,991
	UnitedHealth Group Inc.	2.000%	5/15/2030	23,065	20,540
	UnitedHealth Group Inc.	4.650%	1/15/2031	14,585	14,580
	UnitedHealth Group Inc.	4.900%	4/15/2031	26,980	27,261
	UnitedHealth Group Inc.	4.950%	1/15/2032	39,800	40,068
	UnitedHealth Group Inc.	4.200%	5/15/2032	11,697	11,267
	UnitedHealth Group Inc.	5.350%	2/15/2033	31,510	32,250
	UnitedHealth Group Inc.	4.500%	4/15/2033	24,405	23,641
	UnitedHealth Group Inc.	5.000%	4/15/2034	16,875	16,733
	UnitedHealth Group Inc.	5.150%	7/15/2034	20,000	20,050
	UnitedHealth Group Inc.	5.300%	6/15/2035	12,425	12,564
	UnitedHealth Group Inc.	4.750%	5/15/2052	5,500	4,626
	Zimmer Biomet Holdings Inc.	2.600%	11/24/2031	27,243	24,067
	Zimmer Biomet Holdings Inc.	5.200%	9/15/2034	25,000	25,090
	Zimmer Biomet Holdings Inc.	5.500%	2/19/2035	24,545	25,115
	Zoetis Inc.	5.600%	11/16/2032	23,590	24,785
					2,816,306
Industrials (4.8%)
[5]	Allied Universal Holdco LLC / Allied Universal Finance Corp.	6.875%	6/15/2030	555	569
[5]	Allison Transmission Inc.	5.875%	6/1/2029	2,000	2,008
[5]	American Airlines Inc.	8.500%	5/15/2029	1,094	1,143
[5]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.750%	4/20/2029	5,041	5,039
[9]	Aurizon Network Pty Ltd.	2.900%	9/2/2030	19,450	11,247
[9]	Aurizon Network Pty Ltd.	6.100%	9/12/2031	9,650	6,449
	Automatic Data Processing Inc.	4.750%	5/8/2032	49,965	50,489
	Automatic Data Processing Inc.	4.450%	9/9/2034	4,875	4,743
[5]	Axon Enterprise Inc.	6.250%	3/15/2033	365	374
[5]	BAE Systems plc	5.250%	3/26/2031	8,390	8,626
	Boeing Co.	5.150%	5/1/2030	86,811	88,183
	Boeing Co.	3.625%	2/1/2031	52,339	49,318
	Boeing Co.	6.388%	5/1/2031	81,223	87,418
	Boeing Co.	6.528%	5/1/2034	102,410	111,439
	Boeing Co.	7.008%	5/1/2064	5,000	5,525
[9]	Brisbane Airport Corp. Pty Ltd.	4.500%	12/30/2030	10,000	6,326
[5]	BWX Technologies Inc.	4.125%	6/30/2028	2,800	2,710
	Canadian National Railway Co.	3.850%	8/5/2032	21,585	20,432
	Canadian Pacific Railway Co.	2.450%	12/2/2031	3,000	2,625
	Carrier Global Corp.	5.900%	3/15/2034	2,129	2,254
	Caterpillar Inc.	5.200%	5/15/2035	38,175	38,904
[5]	Chart Industries Inc.	9.500%	1/1/2031	276	295
[5]	Clean Harbors Inc.	5.125%	7/15/2029	3,705	3,640
	CSX Corp.	4.100%	11/15/2032	30,000	28,937
[5]	Daimler Truck Finance North America LLC	5.375%	1/13/2032	35,000	35,591
[5]	Embraer Netherlands Finance BV	7.000%	7/28/2030	4,000	4,279
	Embraer Netherlands Finance BV	7.000%	7/28/2030	5,000	5,348
[5]	Enpro Inc.	6.125%	6/1/2033	445	450
[5]	FedEx Corp.	2.400%	5/15/2031	32,544	28,412
[5]	Garda World Security Corp.	8.250%	8/1/2032	1,745	1,799
[5]	Garda World Security Corp.	8.375%	11/15/2032	1,410	1,453
[5]	Gates Corp.	6.875%	7/1/2029	1,250	1,287
	GE Capital Funding LLC	4.550%	5/15/2032	12,131	12,068
	General Dynamics Corp.	4.950%	8/15/2035	9,462	9,476
	General Electric Co.	4.900%	1/29/2036	24,803	24,728

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Genesee & Wyoming Inc.	6.250%	4/15/2032	1,010	1,022
[8]	Heathrow Funding Ltd.	1.875%	3/14/2036	4,500	4,450
[5]	Herc Holdings Inc.	7.000%	6/15/2030	485	501
[5]	Herc Holdings Inc.	7.250%	6/15/2033	390	404
	Honeywell International Inc.	4.750%	2/1/2032	43,530	43,715
	Honeywell International Inc.	5.000%	2/15/2033	22,975	23,244
	Hubbell Inc.	2.300%	3/15/2031	15,000	13,207
	Huntington Ingalls Industries Inc.	4.200%	5/1/2030	29,053	28,276
	Huntington Ingalls Industries Inc.	5.749%	1/15/2035	30,000	30,835
	Ingersoll Rand Inc.	5.314%	6/15/2031	10,500	10,817
	Ingersoll Rand Inc.	5.700%	8/14/2033	20,000	20,894
	Ingersoll Rand Inc.	5.450%	6/15/2034	22,130	22,715
	Jacobs Engineering Group Inc.	5.900%	3/1/2033	11,580	12,085
[5]	JetBlue Airways Corp. / JetBlue Loyalty LP	9.875%	9/20/2031	1,860	1,799
	John Deere Capital Corp.	4.400%	9/8/2031	50,000	49,715
	John Deere Capital Corp.	3.900%	6/7/2032	4,640	4,460
	Keysight Technologies Inc.	5.350%	7/30/2030	19,600	20,159
	Keysight Technologies Inc.	4.950%	10/15/2034	12,499	12,307
	L3Harris Technologies Inc.	1.800%	1/15/2031	14,540	12,558
	L3Harris Technologies Inc.	5.250%	6/1/2031	35,290	36,310
	L3Harris Technologies Inc.	5.400%	7/31/2033	55,985	57,473
	Lockheed Martin Corp.	5.250%	1/15/2033	1,821	1,878
	Lockheed Martin Corp.	4.800%	8/15/2034	5,000	4,959
	Lockheed Martin Corp.	5.000%	8/15/2035	18,421	18,415
	Norfolk Southern Corp.	2.300%	5/15/2031	5,000	4,431
	Northrop Grumman Corp.	4.700%	3/15/2033	25,740	25,582
	Northrop Grumman Corp.	4.900%	6/1/2034	58,863	58,545
	Northrop Grumman Corp.	5.250%	7/15/2035	19,920	20,245
	Otis Worldwide Corp.	5.125%	11/19/2031	22,000	22,483
[9]	Pacific National Finance Pty Ltd.	5.400%	5/12/2027	22,860	14,716
[9]	Pacific National Finance Pty Ltd.	3.700%	9/24/2029	18,940	11,304
[9]	Perth Airport Pty Ltd.	5.600%	3/5/2031	16,820	11,109
[9]	Qantas Airways Ltd.	3.150%	9/27/2028	10,500	6,460
[9]	Qantas Airways Ltd.	2.950%	11/27/2029	4,270	2,541
[9]	Qantas Airways Ltd.	5.900%	9/19/2034	5,000	3,293
	Quanta Services Inc.	2.900%	10/1/2030	8,400	7,725
	Quanta Services Inc.	2.350%	1/15/2032	7,000	6,038
[5]	Raven Acquisition Holdings LLC	6.875%	11/15/2031	1,300	1,313
	Regal Rexnord Corp.	6.400%	4/15/2033	6,750	7,143
	Republic Services Inc.	1.450%	2/15/2031	5,000	4,256
[5]	Roller Bearing Co. of America Inc.	4.375%	10/15/2029	2,230	2,147
	RTX Corp.	6.000%	3/15/2031	50,000	53,448
	RTX Corp.	1.900%	9/1/2031	47,566	40,605
	RTX Corp.	2.375%	3/15/2032	15,351	13,349
	RTX Corp.	5.150%	2/27/2033	51,088	52,186
	RTX Corp.	6.100%	3/15/2034	5,000	5,387
	Ryder System Inc.	6.600%	12/1/2033	41,914	46,111
[5]	Siemens Funding BV	4.900%	5/28/2032	24,430	24,883
[5]	Siemens Funding BV	5.200%	5/28/2035	50,000	51,215
	Southwest Airlines Co.	7.375%	3/1/2027	4,930	5,107
	Southwest Airlines Co.	2.625%	2/10/2030	29,844	27,144
	Spirit AeroSystems Inc.	4.600%	6/15/2028	680	669
[5]	Spirit AeroSystems Inc.	9.750%	11/15/2030	1,653	1,821
[5]	Stonepeak Nile Parent LLC	7.250%	3/15/2032	140	147
[5]	TopBuild Corp.	3.625%	3/15/2029	1,500	1,415
[5]	TopBuild Corp.	4.125%	2/15/2032	1,094	1,008
[5]	TransDigm Inc.	6.375%	3/1/2029	1,486	1,521
[5]	TransDigm Inc.	7.125%	12/1/2031	1,083	1,128
[5]	TransDigm Inc.	6.625%	3/1/2032	51	52
[5]	TransDigm Inc.	6.375%	5/31/2033	8,070	8,120
	Trimble Inc.	6.100%	3/15/2033	5,500	5,822
	Triton Container International Ltd. / TAL International Container Corp.	3.250%	3/15/2032	3,930	3,446
[5]	United Airlines Inc.	4.375%	4/15/2026	235	234
[5]	United Airlines Inc.	4.625%	4/15/2029	1,837	1,793
	United Parcel Service Inc.	5.150%	5/22/2034	14,670	14,964
	United Parcel Service Inc.	5.250%	5/14/2035	30,000	30,493
	Waste Connections Inc.	5.250%	9/1/2035	12,490	12,658
	Waste Management Inc.	1.500%	3/15/2031	17,356	14,786
	Waste Management Inc.	4.950%	3/15/2035	6,665	6,652
[5]	Waste Pro USA Inc.	7.000%	2/1/2033	140	145

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	WESCO Distribution Inc.	6.625%	3/15/2032	1,345	1,388
[5]	WESCO Distribution Inc.	6.375%	3/15/2033	560	573
[9]	WestConnex Finance Co. Pty Ltd.	3.150%	3/31/2031	30,000	17,426
	Westinghouse Air Brake Technologies Corp.	5.500%	5/29/2035	30,000	30,554
					1,781,363
Materials (2.6%)
[8]	Air Products & Chemicals Inc.	3.450%	2/14/2037	2,316	2,547
[5]	Alcoa Nederland Holding BV	5.500%	12/15/2027	960	950
[5]	Alumina Pty Ltd.	6.375%	9/15/2032	3,050	3,090
	Amcor Flexibles North America Inc.	2.690%	5/25/2031	20,000	17,910
[5]	Amcor Flexibles North America Inc.	5.500%	3/17/2035	42,310	43,066
[5,6]	AmeriTex HoldCo Intermediate LLC	7.625%	8/15/2033	345	351
[5]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	3.250%	9/1/2028	1,800	1,697
	Ball Corp.	2.875%	8/15/2030	1,900	1,707
	Berry Global Inc.	5.650%	1/15/2034	22,569	23,340
	BHP Billiton Finance USA Ltd.	5.125%	2/21/2032	35,000	35,820
	BHP Billiton Finance USA Ltd.	4.900%	2/28/2033	40,000	40,212
	BHP Billiton Finance USA Ltd.	5.250%	9/8/2033	15,000	15,367
[5]	Big River Steel LLC / BRS Finance Corp.	6.625%	1/31/2029	2,020	2,019
	Braskem Netherlands Finance BV	4.500%	1/10/2028	11,078	8,457
	Braskem Netherlands Finance BV	4.500%	1/31/2030	13,875	9,850
	Braskem Netherlands Finance BV	5.875%	1/31/2050	9,872	5,852
[5]	Canpack SA / Canpack US LLC	3.875%	11/15/2029	2,633	2,460
[5]	Chemours Co.	4.625%	11/15/2029	5,738	4,862
[5]	Chemours Co.	8.000%	1/15/2033	775	721
[5]	Cleveland-Cliffs Inc.	7.500%	9/15/2031	3,055	3,054
[5]	Clydesdale Acquisition Holdings Inc.	6.750%	4/15/2032	875	896
[5]	Crown Americas LLC	5.875%	6/1/2033	5,895	5,910
	Dow Chemical Co.	2.100%	11/15/2030	34,000	29,628
	Dow Chemical Co.	6.300%	3/15/2033	8,000	8,484
	Eastman Chemical Co.	5.750%	3/8/2033	15,000	15,569
	Eastman Chemical Co.	5.625%	2/20/2034	25,000	25,417
	EIDP Inc.	5.125%	5/15/2032	20,000	20,346
[5]	Element Solutions Inc.	3.875%	9/1/2028	1,537	1,480
[5]	First Quantum Minerals Ltd.	9.375%	3/1/2029	150	159
[5]	First Quantum Minerals Ltd.	8.625%	6/1/2031	1,600	1,666
[5]	First Quantum Minerals Ltd.	8.000%	3/1/2033	315	326
	FMC Corp.	5.650%	5/18/2033	725	714
	FMC Corp.	8.450%	11/1/2055	1,160	1,199
	Freeport-McMoRan Inc.	4.625%	8/1/2030	5,933	5,881
[5]	Georgia-Pacific LLC	2.300%	4/30/2030	33,445	30,274
[5]	Georgia-Pacific LLC	4.950%	6/30/2032	14,710	14,814
[5]	Graphic Packaging International LLC	4.750%	7/15/2027	3,988	3,927
[5]	Graphic Packaging International LLC	3.750%	2/1/2030	5,205	4,863
[5]	Graphic Packaging International LLC	6.375%	7/15/2032	2,000	2,025
[5,6]	Inversion Escrow Issuer LLC	6.750%	8/1/2032	1,725	1,704
[5]	JH North America Holdings Inc.	5.875%	1/31/2031	495	497
[5]	JH North America Holdings Inc.	6.125%	7/31/2032	600	607
	LYB International Finance III LLC	5.625%	5/15/2033	14,000	14,157
	LYB International Finance III LLC	5.500%	3/1/2034	10,000	9,900
[5]	Magnera Corp.	7.250%	11/15/2031	1,220	1,150
	Martin Marietta Materials Inc.	2.400%	7/15/2031	25,000	21,993
	Martin Marietta Materials Inc.	5.150%	12/1/2034	30,000	30,072
	Newmont Corp. / Newcrest Finance Pty Ltd.	5.350%	3/15/2034	19,440	19,887
[5]	Novelis Corp.	4.750%	1/30/2030	2,553	2,446
[5]	Novelis Corp.	6.875%	1/30/2030	250	257
[5]	Novelis Corp.	3.875%	8/15/2031	4,210	3,781
	Nucor Corp.	3.125%	4/1/2032	15,620	14,177
	Nutrien Ltd.	2.950%	5/13/2030	26,207	24,359
	Nutrien Ltd.	5.250%	3/12/2032	25,000	25,371
	Nutrien Ltd.	5.400%	6/21/2034	55,000	55,660
[5]	OCP SA	6.100%	4/30/2030	6,435	6,549
[5]	Olin Corp.	6.625%	4/1/2033	522	508
[5]	Olympus Water US Holding Corp.	9.750%	11/15/2028	5,295	5,553
[5]	Olympus Water US Holding Corp.	7.250%	6/15/2031	3,000	3,067
	Owens Corning	5.700%	6/15/2034	29,705	30,820
[5]	Owens-Brockway Glass Container Inc.	7.250%	5/15/2031	960	971
[5]	Owens-Brockway Glass Container Inc.	7.375%	6/1/2032	630	635
[5]	Quikrete Holdings Inc.	6.375%	3/1/2032	3,255	3,341

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Quikrete Holdings Inc.	6.750%	3/1/2033	1,970	2,021
	Rio Tinto Finance USA plc	5.000%	3/14/2032	30,000	30,460
	Rio Tinto Finance USA plc	5.000%	3/9/2033	20,275	20,541
	Rio Tinto Finance USA plc	5.250%	3/14/2035	70,000	71,017
	RPM International Inc.	2.950%	1/15/2032	3,415	3,024
[5]	Sealed Air Corp.	5.000%	4/15/2029	301	297
[5]	Sealed Air Corp. / Sealed Air Corp. US	6.125%	2/1/2028	210	212
[5]	Sealed Air Corp. / Sealed Air Corp. US	7.250%	2/15/2031	520	540
	Sherwin-Williams Co.	2.200%	3/15/2032	3,193	2,734
	Smurfit Kappa Treasury ULC	5.438%	4/3/2034	49,480	50,609
	Smurfit Westrock Financing DAC	5.418%	1/15/2035	33,346	33,872
[5]	SNF Group SACA	3.375%	3/15/2030	2,925	2,688
[5]	Standard Building Solutions Inc.	6.500%	8/15/2032	515	526
	Steel Dynamics Inc.	3.450%	4/15/2030	27,891	26,479
	Steel Dynamics Inc.	3.250%	1/15/2031	2,950	2,741
	Steel Dynamics Inc.	5.375%	8/15/2034	15,000	15,197
[5]	Trivium Packaging Finance BV	8.250%	7/15/2030	550	579
[5]	Trivium Packaging Finance BV	12.250%	1/15/2031	830	871
	Vale Canada Ltd.	7.200%	9/15/2032	2,504	2,726
	Vale Overseas Ltd.	3.750%	7/8/2030	5,000	4,710
	Vulcan Materials Co.	5.350%	12/1/2034	20,000	20,292
[5]	WR Grace Holdings LLC	5.625%	8/15/2029	1,243	1,147
[5]	WR Grace Holdings LLC	7.375%	3/1/2031	340	351
					968,006
Real Estate (4.2%)
	Agree LP	2.900%	10/1/2030	6,500	5,977
	Agree LP	4.800%	10/1/2032	23,225	22,950
	Agree LP	2.600%	6/15/2033	6,435	5,365
	Agree LP	5.625%	6/15/2034	15,000	15,300
	Agree LP	5.600%	6/15/2035	15,000	15,279
	Alexandria Real Estate Equities Inc.	4.900%	12/15/2030	20,060	20,166
	Alexandria Real Estate Equities Inc.	3.375%	8/15/2031	12,881	11,879
	Alexandria Real Estate Equities Inc.	2.000%	5/18/2032	27,233	22,548
	Alexandria Real Estate Equities Inc.	1.875%	2/1/2033	7,000	5,627
	Alexandria Real Estate Equities Inc.	2.950%	3/15/2034	3,000	2,529
	American Homes 4 Rent LP	2.375%	7/15/2031	10,000	8,681
	American Homes 4 Rent LP	3.625%	4/15/2032	15,000	13,815
	American Homes 4 Rent LP	5.500%	2/1/2034	10,000	10,164
	American Homes 4 Rent LP	5.500%	7/15/2034	20,000	20,262
	American Tower Corp.	2.100%	6/15/2030	14,909	13,227
	American Tower Corp.	2.700%	4/15/2031	20,000	17,892
	American Tower Corp.	2.300%	9/15/2031	10,000	8,665
	American Tower Corp.	5.650%	3/15/2033	2,000	2,074
	American Tower Corp.	5.550%	7/15/2033	17,000	17,518
	American Tower Corp.	5.900%	11/15/2033	2,000	2,106
[8]	Aroundtown SA	1.450%	7/9/2028	5,400	5,878
[8]	Aroundtown SA	4.800%	7/16/2029	4,800	5,755
[8]	Aroundtown SA	3.500%	5/13/2030	5,500	6,232
	AvalonBay Communities Inc.	2.450%	1/15/2031	5,000	4,481
	AvalonBay Communities Inc.	5.000%	2/15/2033	6,700	6,754
	AvalonBay Communities Inc.	5.300%	12/7/2033	10,000	10,240
[8]	Blackstone Property Partners Europe Holdings Sarl	3.625%	10/29/2029	16,000	18,485
[8]	Blackstone Property Partners Europe Holdings Sarl	1.625%	4/20/2030	1,800	1,893
	Boston Properties LP	3.250%	1/30/2031	19,185	17,599
	Boston Properties LP	2.550%	4/1/2032	17,155	14,531
	Boston Properties LP	2.450%	10/1/2033	3,000	2,407
	Brandywine Operating Partnership LP	8.875%	4/12/2029	1,610	1,729
	Brixmor Operating Partnership LP	2.500%	8/16/2031	10,000	8,746
	Brixmor Operating Partnership LP	5.200%	4/1/2032	13,580	13,728
	Brixmor Operating Partnership LP	5.500%	2/15/2034	8,000	8,093
	COPT Defense Properties LP	2.750%	4/15/2031	6,226	5,513
	COPT Defense Properties LP	2.900%	12/1/2033	2,000	1,657
	Cousins Properties LP	5.375%	2/15/2032	20,000	20,174
	Crown Castle Inc.	3.300%	7/1/2030	5,000	4,689
	Crown Castle Inc.	2.250%	1/15/2031	18,715	16,348
	Crown Castle Inc.	2.100%	4/1/2031	8,000	6,884
	Crown Castle Inc.	2.500%	7/15/2031	7,000	6,122
	CubeSmart LP	2.000%	2/15/2031	28,804	24,853
[8]	Digital Dutch Finco BV	1.000%	1/15/2032	7,400	7,186

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Digital Dutch Finco BV	3.875%	9/13/2033	5,100	5,827
	DOC DR LLC	2.625%	11/1/2031	25,000	21,910
[8]	DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH	4.875%	8/21/2030	3,100	3,585
	Equinix Inc.	2.150%	7/15/2030	10,000	8,894
	Equinix Inc.	2.500%	5/15/2031	10,000	8,858
	Equinix Inc.	3.900%	4/15/2032	8,740	8,246
	ERP Operating LP	4.950%	6/15/2032	20,000	20,141
	ERP Operating LP	4.650%	9/15/2034	793	767
	Essex Portfolio LP	1.650%	1/15/2031	7,533	6,363
	Essex Portfolio LP	2.550%	6/15/2031	3,900	3,442
	Essex Portfolio LP	2.650%	3/15/2032	7,000	6,115
	Essex Portfolio LP	5.500%	4/1/2034	2,642	2,699
	Essex Portfolio LP	5.375%	4/1/2035	10,436	10,558
	Extra Space Storage LP	5.500%	7/1/2030	24,520	25,355
	Extra Space Storage LP	2.200%	10/15/2030	7,000	6,194
	Extra Space Storage LP	5.900%	1/15/2031	23,540	24,744
	Extra Space Storage LP	2.550%	6/1/2031	20,485	18,119
	Extra Space Storage LP	2.400%	10/15/2031	15,000	12,977
	Extra Space Storage LP	2.350%	3/15/2032	39,196	33,354
	Extra Space Storage LP	5.400%	2/1/2034	15,000	15,164
	Healthpeak OP LLC	2.875%	1/15/2031	13,507	12,279
	Healthpeak OP LLC	5.250%	12/15/2032	25,355	25,717
	Healthpeak OP LLC	5.375%	2/15/2035	8,106	8,179
	Highwoods Realty LP	2.600%	2/1/2031	30,717	26,532
	Highwoods Realty LP	7.650%	2/1/2034	46,868	52,801
	Host Hotels & Resorts LP	3.500%	9/15/2030	18,366	17,029
	Host Hotels & Resorts LP	2.900%	12/15/2031	18,025	15,749
	Host Hotels & Resorts LP	5.700%	7/1/2034	21,275	21,373
	Hudson Pacific Properties LP	3.950%	11/1/2027	800	757
	Hudson Pacific Properties LP	5.950%	2/15/2028	917	878
	Invitation Homes Operating Partnership LP	2.000%	8/15/2031	4,000	3,394
[8]	IWG US Finance LLC	6.500%	6/28/2030	1,222	1,519
[8]	IWG US Finance LLC	5.125%	5/14/2032	6,300	7,283
	Kilroy Realty LP	2.500%	11/15/2032	20,200	16,288
	Kilroy Realty LP	2.650%	11/15/2033	7,869	6,231
	Kilroy Realty LP	6.250%	1/15/2036	8,145	8,174
	Kimco Realty OP LLC	2.700%	10/1/2030	11,343	10,366
	Kimco Realty OP LLC	2.250%	12/1/2031	16,400	14,186
	Kimco Realty OP LLC	3.200%	4/1/2032	12,657	11,487
	Kimco Realty OP LLC	4.600%	2/1/2033	10,000	9,807
	Kite Realty Group LP	5.200%	8/15/2032	15,000	15,079
	LXP Industrial Trust	2.375%	10/1/2031	5,000	4,223
	Mid-America Apartments LP	1.700%	2/15/2031	1,900	1,625
	Mid-America Apartments LP	5.000%	3/15/2034	6,500	6,488
	MPT Operating Partnership LP / MPT Finance Corp.	3.500%	3/15/2031	2,797	1,911
[5]	MPT Operating Partnership LP / MPT Finance Corp.	8.500%	2/15/2032	2,810	2,923
	NNN REIT Inc.	5.600%	10/15/2033	23,503	24,250
	NNN REIT Inc.	5.500%	6/15/2034	10,000	10,200
	Omega Healthcare Investors Inc.	3.375%	2/1/2031	11,198	10,238
	Omega Healthcare Investors Inc.	3.250%	4/15/2033	18,900	16,309
[5]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/2027	7,000	6,905
[5]	Ontario Teachers' Cadillac Fairview Properties Trust	4.125%	2/1/2029	11,900	11,676
[5]	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer	7.000%	2/1/2030	570	584
	Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/2031	15,196	13,236
	Prologis LP	4.750%	1/15/2031	10,000	10,071
	Prologis LP	2.250%	1/15/2032	4,320	3,731
	Prologis LP	4.625%	1/15/2033	8,324	8,234
	Prologis LP	5.125%	1/15/2034	11,700	11,820
	Prologis LP	5.000%	3/15/2034	49,850	49,828
	Prologis LP	5.250%	5/15/2035	10,000	10,127
[8]	Public Property Invest A/S	4.625%	3/12/2030	2,976	3,467
	Public Storage Operating Co.	2.300%	5/1/2031	5,830	5,161
	Public Storage Operating Co.	2.250%	11/9/2031	13,742	11,979
	Public Storage Operating Co.	5.350%	8/1/2053	25,000	23,855
	Realty Income Corp.	3.250%	1/15/2031	15,607	14,573
	Realty Income Corp.	2.700%	2/15/2032	10,000	8,818
	Realty Income Corp.	5.625%	10/13/2032	15,000	15,663
	Regency Centers LP	5.000%	7/15/2032	17,000	17,166
	Regency Centers LP	5.250%	1/15/2034	11,600	11,776
[9]	Region Retail Trust	5.550%	3/5/2031	22,500	14,904

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Rexford Industrial Realty LP	2.125%	12/1/2030	5,488	4,765
	Rexford Industrial Realty LP	2.150%	9/1/2031	17,430	14,891
[5]	RHP Hotel Properties LP / RHP Finance Corp.	6.500%	4/1/2032	575	587
[5]	RHP Hotel Properties LP / RHP Finance Corp.	6.500%	6/15/2033	625	640
	Sabra Health Care LP	3.200%	12/1/2031	41,626	37,091
	SBA Communications Corp.	3.125%	2/1/2029	1,845	1,720
	Service Properties Trust	5.500%	12/15/2027	3,270	3,223
	Simon Property Group LP	2.650%	7/15/2030	17,630	16,210
	Simon Property Group LP	2.250%	1/15/2032	10,000	8,618
	Simon Property Group LP	6.250%	1/15/2034	5,000	5,437
	Simon Property Group LP	4.750%	9/26/2034	20,000	19,472
	Store Capital LLC	2.750%	11/18/2030	7,294	6,475
	Tanger Properties LP	2.750%	9/1/2031	5,000	4,379
	UDR Inc.	3.000%	8/15/2031	10,660	9,675
	UDR Inc.	2.100%	6/15/2033	4,773	3,859
	Ventas Realty LP	2.500%	9/1/2031	6,000	5,263
	Ventas Realty LP	5.100%	7/15/2032	12,264	12,394
	Welltower OP LLC	2.750%	1/15/2032	7,000	6,230
	Welltower OP LLC	3.850%	6/15/2032	11,104	10,539
	Welltower OP LLC	5.125%	7/1/2035	25,000	24,913
	Weyerhaeuser Co.	7.375%	3/15/2032	2,000	2,263
	WP Carey Inc.	2.450%	2/1/2032	10,000	8,575
[5]	XHR LP	4.875%	6/1/2029	335	324
[5]	XHR LP	6.625%	5/15/2030	355	361
					1,530,066
Technology (5.4%)
	Autodesk Inc.	5.300%	6/15/2035	14,005	14,189
	Broadcom Inc.	4.150%	11/15/2030	32,850	32,152
[5]	Broadcom Inc.	2.450%	2/15/2031	69,537	62,046
	Broadcom Inc.	5.150%	11/15/2031	34,620	35,412
	Broadcom Inc.	4.550%	2/15/2032	40,000	39,477
[5]	Broadcom Inc.	4.150%	4/15/2032	59,650	57,275
	Broadcom Inc.	4.900%	7/15/2032	50,000	50,208
	Broadcom Inc.	4.300%	11/15/2032	30,000	29,023
[5]	Broadcom Inc.	2.600%	2/15/2033	15,000	12,832
[5]	Broadcom Inc.	3.419%	4/15/2033	17,516	15,848
	Broadcom Inc.	5.200%	7/15/2035	25,000	25,119
[5]	CACI International Inc.	6.375%	6/15/2033	3,000	3,071
	Cadence Design Systems Inc.	4.700%	9/10/2034	28,830	28,393
[5]	Central Parent LLC / CDK Global II LLC / CDK Financing Co. Inc.	8.000%	6/15/2029	1,030	874
	Cisco Systems Inc.	4.950%	2/24/2032	40,000	40,782
	Cisco Systems Inc.	5.100%	2/24/2035	25,000	25,402
[5]	Cloud Software Group Inc.	8.250%	6/30/2032	1,480	1,576
	Cotiviti Corp.	7.625%	5/1/2031	1,000	1,006
	Dell International LLC / EMC Corp.	6.200%	7/15/2030	41,995	44,782
	Dell International LLC / EMC Corp.	5.300%	4/1/2032	46,470	47,379
	Dell International LLC / EMC Corp.	5.750%	2/1/2033	13,126	13,751
	Dell International LLC / EMC Corp.	5.400%	4/15/2034	38,585	39,323
[5]	Diebold Nixdorf Inc.	7.750%	3/31/2030	335	355
[5]	Ellucian Holdings Inc.	6.500%	12/1/2029	1,380	1,399
[5]	Entegris Inc.	4.750%	4/15/2029	24,932	24,417
[5]	Entegris Inc.	5.950%	6/15/2030	3,000	3,026
[8]	Fiserv Funding ULC	3.500%	6/15/2032	4,600	5,240
[8]	Fiserv Funding ULC	4.000%	6/15/2036	1,700	1,946
[5]	Foundry JV Holdco LLC	5.500%	1/25/2031	44,678	45,595
[5]	Foundry JV Holdco LLC	6.150%	1/25/2032	23,110	24,195
[5]	Foundry JV Holdco LLC	5.900%	1/25/2033	77,582	79,780
[5]	Foundry JV Holdco LLC	6.100%	1/25/2036	40,000	40,988
	Hewlett Packard Enterprise Co.	4.850%	10/15/2031	53,000	52,807
	Hewlett Packard Enterprise Co.	5.000%	10/15/2034	45,493	44,134
	Hewlett Packard Enterprise Co.	5.600%	10/15/2054	5,000	4,603
	HP Inc.	3.400%	6/17/2030	9,725	9,136
	HP Inc.	2.650%	6/17/2031	35,381	31,295
[5]	Imola Merger Corp.	4.750%	5/15/2029	3,925	3,805
	Intel Corp.	5.000%	2/21/2031	15,000	15,123
	Intel Corp.	2.000%	8/12/2031	30,470	25,901
	Intel Corp.	4.150%	8/5/2032	26,476	24,889
	Intel Corp.	4.000%	12/15/2032	12,000	11,137
	Intel Corp.	5.200%	2/10/2033	69,473	69,492

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Intel Corp.	5.150%	2/21/2034	21,999	21,764
	Intel Corp.	3.734%	12/8/2047	6,000	4,098
	Intel Corp.	5.050%	8/5/2062	5,000	3,922
	Juniper Networks Inc.	2.000%	12/10/2030	15,554	13,463
[5]	Kioxia Holdings Corp.	6.250%	7/24/2030	690	688
[5]	Kioxia Holdings Corp.	6.625%	7/24/2033	480	476
	Kyndryl Holdings Inc.	3.150%	10/15/2031	23,720	21,249
	Kyndryl Holdings Inc.	6.350%	2/20/2034	11,590	12,229
	Leidos Inc.	4.375%	5/15/2030	5,000	4,910
	Leidos Inc.	2.300%	2/15/2031	10,861	9,513
	Leidos Inc.	5.400%	3/15/2032	57,725	58,842
	Leidos Inc.	5.750%	3/15/2033	19,821	20,584
	Leidos Inc.	5.500%	3/15/2035	46,848	47,225
[5]	McAfee Corp.	7.375%	2/15/2030	2,449	2,273
	Micron Technology Inc.	2.703%	4/15/2032	16,354	14,172
	Micron Technology Inc.	5.875%	2/9/2033	14,000	14,555
	Motorola Solutions Inc.	2.750%	5/24/2031	25,000	22,453
	Motorola Solutions Inc.	5.200%	8/15/2032	27,410	27,753
	Motorola Solutions Inc.	5.550%	8/15/2035	50,000	51,010
	NetApp Inc.	5.500%	3/17/2032	34,940	35,873
	NXP BV / NXP Funding LLC / NXP USA Inc.	3.400%	5/1/2030	21,815	20,637
	NXP BV / NXP Funding LLC / NXP USA Inc.	2.500%	5/11/2031	30,000	26,481
	NXP BV / NXP Funding LLC / NXP USA Inc.	2.650%	2/15/2032	16,223	14,150
	NXP BV / NXP Funding LLC / NXP USA Inc.	5.000%	1/15/2033	3,000	2,991
	Oracle Corp.	2.875%	3/25/2031	52,237	47,355
	Oracle Corp.	5.250%	2/3/2032	43,680	44,606
	Oracle Corp.	6.250%	11/9/2032	21,687	23,337
	Oracle Corp.	4.700%	9/27/2034	41,881	40,223
[5]	Rocket Software Inc.	9.000%	11/28/2028	600	619
	Synopsys Inc.	5.000%	4/1/2032	26,873	27,127
	Synopsys Inc.	5.150%	4/1/2035	24,000	24,071
	Teledyne FLIR LLC	2.500%	8/1/2030	14,900	13,471
	Teledyne Technologies Inc.	2.750%	4/1/2031	22,767	20,532
	Texas Instruments Inc.	5.100%	5/23/2035	45,000	45,604
[5]	UKG Inc.	6.875%	2/1/2031	6,035	6,202
	VMware LLC	2.200%	8/15/2031	40,859	35,371
	Workday Inc.	3.800%	4/1/2032	47,214	44,339
	X Corp.	9.500%	10/29/2029	3,180	3,081
					1,966,432
Utilities (8.6%)
	AEP Texas Inc.	5.400%	6/1/2033	20,330	20,611
	AEP Texas Inc.	5.700%	5/15/2034	8,042	8,211
	AEP Transmission Co. LLC	5.375%	6/15/2035	4,550	4,625
[9]	AGI Finance Pty Ltd.	1.815%	11/23/2028	3,390	2,010
[9]	AGI Finance Pty Ltd.	6.109%	6/28/2030	22,180	15,061
	Alabama Power Co.	3.050%	3/15/2032	3,300	2,993
	Alabama Power Co.	3.940%	9/1/2032	19,000	18,110
	Alabama Power Co.	5.850%	11/15/2033	10,000	10,595
	Alabama Power Co.	5.100%	4/2/2035	25,000	25,133
	Ameren Corp.	3.500%	1/15/2031	61,200	57,790
	Ameren Corp.	5.375%	3/15/2035	47,408	47,731
	Ameren Illinois Co.	1.550%	11/15/2030	9,785	8,415
	Ameren Illinois Co.	3.850%	9/1/2032	30,000	28,291
	Ameren Illinois Co.	4.950%	6/1/2033	36,838	37,108
	Appalachian Power Co.	4.500%	8/1/2032	22,030	21,529
	Arizona Public Service Co.	5.550%	8/1/2033	24,630	25,277
	Arizona Public Service Co.	5.700%	8/15/2034	25,141	25,952
	Atmos Energy Corp.	5.900%	11/15/2033	760	813
	Atmos Energy Corp.	5.200%	8/15/2035	20,000	20,125
[9]	Ausgrid Finance Pty Ltd.	5.408%	3/28/2031	19,000	12,475
[9]	AusNet Services Holdings Pty Ltd.	6.134%	5/31/2033	5,000	3,406
	Baltimore Gas & Electric Co.	5.450%	6/1/2035	20,000	20,509
	Berkshire Hathaway Energy Co.	1.650%	5/15/2031	23,079	19,631
	Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy	7.875%	2/15/2039	2,990	3,182
[5]	Calpine Corp.	4.500%	2/15/2028	3,175	3,140
[5]	Calpine Corp.	4.625%	2/1/2029	1,100	1,081
	CenterPoint Energy Houston Electric LLC	2.350%	4/1/2031	9,920	8,778
	CenterPoint Energy Houston Electric LLC	3.000%	3/1/2032	12,002	10,806
	CenterPoint Energy Houston Electric LLC	4.450%	10/1/2032	37,034	36,215

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/2033	8,360	8,392
	CenterPoint Energy Inc.	2.950%	3/1/2030	11,305	10,506
	CenterPoint Energy Inc.	2.650%	6/1/2031	27,800	24,768
	CenterPoint Energy Resources Corp.	1.750%	10/1/2030	9,000	7,836
	CenterPoint Energy Resources Corp.	4.400%	7/1/2032	5,000	4,865
	CenterPoint Energy Resources Corp.	5.400%	7/1/2034	12,000	12,191
[5]	Clearway Energy Operating LLC	3.750%	2/15/2031	4,290	3,913
[5]	Clearway Energy Operating LLC	3.750%	1/15/2032	149	132
[3]	Comision Federal de Electricidad	5.000%	9/29/2036	5,976	5,387
	Commonwealth Edison Co.	3.150%	3/15/2032	11,850	10,794
	Commonwealth Edison Co.	4.900%	2/1/2033	14,705	14,766
	Commonwealth Edison Co.	5.300%	6/1/2034	25,100	25,711
	Commonwealth Edison Co.	5.300%	2/1/2053	4,180	3,938
	Consumers Energy Co.	5.050%	5/15/2035	11,880	11,920
	Dominion Energy Inc.	3.375%	4/1/2030	33,863	32,145
	Dominion Energy Inc.	2.250%	8/15/2031	5,000	4,343
	Dominion Energy Inc.	4.350%	8/15/2032	11,346	10,923
	Dominion Energy Inc.	5.375%	11/15/2032	11,348	11,643
	Dominion Energy Inc.	6.300%	3/15/2033	5,000	5,319
	Dominion Energy Inc.	5.250%	8/1/2033	9,317	9,380
	Dominion Energy Inc.	5.450%	3/15/2035	43,500	43,849
	Dominion Energy South Carolina Inc.	2.300%	12/1/2031	10,291	8,987
	DTE Electric Co.	3.000%	3/1/2032	7,237	6,589
	DTE Electric Co.	5.200%	4/1/2033	25,000	25,655
	DTE Electric Co.	5.200%	3/1/2034	10,000	10,205
	DTE Electric Co.	5.250%	5/15/2035	24,750	25,149
	DTE Electric Co.	5.850%	5/15/2055	6,900	7,117
	DTE Energy Co.	5.850%	6/1/2034	40,000	41,838
	Duke Energy Carolinas LLC	2.550%	4/15/2031	7,190	6,465
	Duke Energy Carolinas LLC	2.850%	3/15/2032	8,250	7,381
	Duke Energy Carolinas LLC	4.950%	1/15/2033	34,547	35,026
	Duke Energy Carolinas LLC	4.850%	1/15/2034	10,000	9,943
	Duke Energy Corp.	2.550%	6/15/2031	55,000	48,823
	Duke Energy Corp.	4.500%	8/15/2032	39,000	38,152
	Duke Energy Florida LLC	2.400%	12/15/2031	10,000	8,798
	Duke Energy Florida LLC	5.875%	11/15/2033	26,217	27,767
	Duke Energy Indiana LLC	5.250%	3/1/2034	5,000	5,094
	Duke Energy Ohio Inc.	5.250%	4/1/2033	19,999	20,419
	Duke Energy Ohio Inc.	5.300%	6/15/2035	15,000	15,187
	Duke Energy Progress LLC	2.000%	8/15/2031	17,500	15,148
	Duke Energy Progress LLC	3.400%	4/1/2032	15,000	13,932
	Duke Energy Progress LLC	5.250%	3/15/2033	18,457	18,928
	Edison International	5.250%	3/15/2032	8,860	8,489
[5]	Electricite de France SA	5.700%	5/23/2028	4,385	4,504
[5]	Electricite de France SA	4.500%	9/21/2028	5,000	4,984
[5]	Electricite de France SA	6.250%	5/23/2033	4,965	5,332
	Entergy Arkansas LLC	5.150%	1/15/2033	4,230	4,324
	Entergy Arkansas LLC	5.300%	9/15/2033	15,000	15,354
	Entergy Arkansas LLC	5.450%	6/1/2034	31,770	32,754
	Entergy Corp.	2.400%	6/15/2031	36,492	32,030
	Entergy Louisiana LLC	1.600%	12/15/2030	5,050	4,359
	Entergy Louisiana LLC	2.350%	6/15/2032	6,442	5,557
	Entergy Texas Inc.	1.750%	3/15/2031	5,000	4,295
	Evergy Kansas Central Inc.	5.250%	3/15/2035	20,000	20,132
	Evergy Metro Inc.	5.400%	4/1/2034	12,599	12,877
	Eversource Energy	1.650%	8/15/2030	16,165	14,030
	Eversource Energy	2.550%	3/15/2031	8,610	7,631
	Eversource Energy	5.850%	4/15/2031	5,000	5,236
	Eversource Energy	3.375%	3/1/2032	25,000	22,744
	Eversource Energy	5.125%	5/15/2033	2,000	1,999
	Eversource Energy	5.500%	1/1/2034	2,000	2,034
	Exelon Corp.	5.125%	3/15/2031	38,760	39,555
	Exelon Corp.	3.350%	3/15/2032	16,084	14,853
	Exelon Corp.	5.300%	3/15/2033	16,500	16,935
	Exelon Corp.	5.450%	3/15/2034	20,000	20,500
	Exelon Corp.	6.500%	3/15/2055	15,000	15,338
	FirstEnergy Corp.	2.250%	9/1/2030	19,097	16,922
	FirstEnergy Transmission LLC	5.000%	1/15/2035	19,800	19,570
	Georgia Power Co.	4.700%	5/15/2032	34,199	34,226
	Georgia Power Co.	4.950%	5/17/2033	59,290	59,549

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Idaho Power Co.	5.200%	8/15/2034	7,670	7,793
	Interstate Power & Light Co.	5.600%	6/29/2035	20,000	20,539
[5]	ITC Holdings Corp.	5.400%	6/1/2033	17,360	17,472
	Kentucky Utilities Co.	5.450%	4/15/2033	7,370	7,598
	Louisville Gas & Electric Co.	5.450%	4/15/2033	5,900	6,089
	National Fuel Gas Co.	5.950%	3/15/2035	15,000	15,341
	National Grid plc	5.809%	6/12/2033	23,970	25,061
	National Grid plc	5.418%	1/11/2034	24,400	24,859
	National Rural Utilities Cooperative Finance Corp.	5.800%	1/15/2033	9,250	9,811
	NextEra Energy Capital Holdings Inc.	2.440%	1/15/2032	15,850	13,715
	NextEra Energy Capital Holdings Inc.	5.300%	3/15/2032	45,000	46,198
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/2032	5,630	5,687
	NextEra Energy Capital Holdings Inc.	5.050%	2/28/2033	5,875	5,900
	NextEra Energy Capital Holdings Inc.	5.250%	3/15/2034	23,396	23,605
	NextEra Energy Capital Holdings Inc.	5.450%	3/15/2035	25,000	25,445
	NextEra Energy Capital Holdings Inc.	6.500%	8/15/2055	14,290	14,775
	NiSource Inc.	1.700%	2/15/2031	14,021	11,965
	NiSource Inc.	5.400%	6/30/2033	20,391	20,820
	NiSource Inc.	5.350%	4/1/2034	19,110	19,400
	NiSource Inc.	5.350%	7/15/2035	50,000	50,191
	NiSource Inc.	5.850%	4/1/2055	10,000	9,860
	Northern States Power Co.	5.050%	5/15/2035	21,430	21,537
[5]	NRG Energy Inc.	5.750%	7/15/2029	545	544
[5]	NRG Energy Inc.	6.250%	11/1/2034	2,720	2,756
	NSTAR Electric Co.	5.400%	6/1/2034	25,000	25,614
[9]	NSW Electricity Networks Finance Pty Ltd.	2.732%	4/23/2029	10,000	6,015
[9]	NSW Electricity Networks Finance Pty Ltd.	2.543%	9/23/2030	30,000	17,188
[5]	Ohio Edison Co.	5.500%	1/15/2033	21,638	22,214
	Ohio Power Co.	1.625%	1/15/2031	18,491	15,702
	Ohio Power Co.	5.650%	6/1/2034	25,000	25,669
	Oklahoma Gas & Electric Co.	5.400%	1/15/2033	11,275	11,625
	Oncor Electric Delivery Co. LLC	7.000%	5/1/2032	3,000	3,358
	Oncor Electric Delivery Co. LLC	4.550%	9/15/2032	12,000	11,837
	Oncor Electric Delivery Co. LLC	7.250%	1/15/2033	3,000	3,418
	Oncor Electric Delivery Co. LLC	5.650%	11/15/2033	30,000	31,519
[5]	Oncor Electric Delivery Co. LLC	5.350%	4/1/2035	11,110	11,326
	Pacific Gas & Electric Co.	4.550%	7/1/2030	15,000	14,705
	Pacific Gas & Electric Co.	2.500%	2/1/2031	67,175	58,680
	Pacific Gas & Electric Co.	3.250%	6/1/2031	25,357	22,868
	Pacific Gas & Electric Co.	5.900%	6/15/2032	7,000	7,207
	Pacific Gas & Electric Co.	6.150%	1/15/2033	5,220	5,411
	Pacific Gas & Electric Co.	6.400%	6/15/2033	2,000	2,109
	Pacific Gas & Electric Co.	6.950%	3/15/2034	9,566	10,406
	Pacific Gas & Electric Co.	5.800%	5/15/2034	12,550	12,667
	Pacific Gas & Electric Co.	4.500%	7/1/2040	18,800	15,890
	Pacific Gas & Electric Co.	4.750%	2/15/2044	2,560	2,118
	PacifiCorp	2.700%	9/15/2030	13,815	12,597
	PacifiCorp	5.300%	2/15/2031	20,000	20,539
[5]	Pattern Energy Operations LP / Pattern Energy Operations Inc.	4.500%	8/15/2028	3,215	3,115
	Piedmont Natural Gas Co. Inc.	2.500%	3/15/2031	5,000	4,440
	Potomac Electric Power Co.	5.200%	3/15/2034	17,805	18,069
	PPL Capital Funding Inc.	5.250%	9/1/2034	44,253	44,588
	Progress Energy Inc.	7.750%	3/1/2031	3,339	3,822
[5]	PSEG Power LLC	5.750%	5/15/2035	37,275	38,406
	Public Service Co. of Colorado	5.350%	5/15/2034	13,890	14,091
	Public Service Co. of Oklahoma	5.250%	1/15/2033	30,402	30,787
	Public Service Co. of Oklahoma	5.450%	1/15/2036	20,000	20,083
	Public Service Electric & Gas Co.	4.900%	12/15/2032	10,000	10,123
	Public Service Electric & Gas Co.	5.200%	3/1/2034	5,000	5,094
	Public Service Enterprise Group Inc.	1.600%	8/15/2030	48,551	41,885
	Public Service Enterprise Group Inc.	2.450%	11/15/2031	23,331	20,409
	Public Service Enterprise Group Inc.	6.125%	10/15/2033	5,000	5,334
	Public Service Enterprise Group Inc.	5.450%	4/1/2034	25,000	25,520
	Public Service Enterprise Group Inc.	5.400%	3/15/2035	29,440	29,846
[5]	Saavi Energia Sarl	8.875%	2/10/2035	8,223	8,575
	Sempra	5.500%	8/1/2033	8,000	8,179
	Sempra	6.550%	4/1/2055	20,000	19,275
[8]	Severn Trent Utilities Finance plc	4.000%	3/5/2034	6,800	8,010
	Southern California Edison Co.	2.250%	6/1/2030	15,000	13,235
	Southern California Edison Co.	2.500%	6/1/2031	8,000	6,950

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southern California Edison Co.	5.450%	6/1/2031	8,930	9,082
	Southern California Edison Co.	2.750%	2/1/2032	7,000	6,055
	Southern California Edison Co.	5.200%	6/1/2034	23,160	22,667
	Southern Co.	5.700%	10/15/2032	11,788	12,355
	Southern Co.	5.200%	6/15/2033	45,477	46,251
	Southern Co.	5.700%	3/15/2034	15,000	15,617
	Southern Co.	6.375%	3/15/2055	25,000	25,898
	Southern Co. Gas Capital Corp.	1.750%	1/15/2031	10,833	9,287
	Southern Co. Gas Capital Corp.	5.750%	9/15/2033	23,885	24,967
	Southwestern Electric Power Co.	5.300%	4/1/2033	27,000	27,204
[5]	Trans-Allegheny Interstate Line Co.	5.000%	1/15/2031	19,640	19,893
	Union Electric Co.	5.200%	4/1/2034	2,500	2,536
[8]	United Utilities Water Finance plc	3.750%	5/23/2034	4,832	5,537
	Virginia Electric & Power Co.	2.300%	11/15/2031	10,000	8,719
	Virginia Electric & Power Co.	2.400%	3/30/2032	8,000	6,957
	Virginia Electric & Power Co.	5.000%	4/1/2033	14,810	14,917
	Virginia Electric & Power Co.	5.300%	8/15/2033	25,000	25,581
	Virginia Electric & Power Co.	5.000%	1/15/2034	19,800	19,697
[5]	Vistra Operations Co. LLC	7.750%	10/15/2031	2,179	2,307
[5]	Vistra Operations Co. LLC	6.875%	4/15/2032	500	520
	Xcel Energy Inc.	3.400%	6/1/2030	10,000	9,475
	Xcel Energy Inc.	2.350%	11/15/2031	21,000	18,140
	Xcel Energy Inc.	4.600%	6/1/2032	19,000	18,545
	Xcel Energy Inc.	5.450%	8/15/2033	12,000	12,194
[5]	XPLR Infrastructure Operating Partners LP	4.500%	9/15/2027	2,800	2,717
[5]	XPLR Infrastructure Operating Partners LP	7.250%	1/15/2029	415	424
[5]	XPLR Infrastructure Operating Partners LP	8.375%	1/15/2031	385	404
[7]	Yorkshire Water Finance plc	1.750%	10/27/2032	8,200	8,367
[7]	Yorkshire Water Finance plc	5.500%	4/28/2035	4,200	5,277
					3,144,109
Total Corporate Bonds (Cost $31,016,605)					31,227,348
Floating Rate Loan Interests (0.3%)
[4]	Asurion LLC Term Loan B-11, TSFR1M + 4.250%	8.706%	8/19/2028	5,000	4,952
[4]	Athenahealth Group Inc. Term Loan B, TSFR1M + 2.750%	7.106%	2/15/2029	6,965	6,951
[4]	Bausch & Lomb Corp. Term Loan B, TSFR1M + 4.250%	8.606%	1/15/2031	7,000	7,023
[4,11]	Beach Acquisition Bidco LLC	—%	6/25/2032	7,000	7,041
[4,11]	Boots Group Finco LP	—%	7/16/2032	485	484
[4]	Clarios Global LP Term Loan B, TSFR1M + 2.750%	7.106%	1/28/2032	7,000	7,003
[4]	Cloud Software Group Inc. Term Loan B, TSFR3M + 3.500%	7.796%	3/29/2029	5,960	5,969
[4]	DirecTV Financing LLC Term Loan, TSFR3M + 5.000%	9.570%	8/2/2027	23	23
[4]	Endo Luxembourg Finance Co. I Sarl Term Loan, TSFR1M + 4.000%	8.356%	4/23/2031	2,000	2,005
[4,11]	Froneri US Inc.	—%	7/16/2032	950	947
[4]	Frontier Communications Corp. Term Loan B, TSFR3M + 2.500%	6.792%	7/1/2031	234	233
[4,11]	Gryphon Debt Merger Sub Inc.	—%	6/18/2032	7,000	7,009
[4]	McAfee LLC Term Loan B, TSFR1M + 3.000%	7.327%	3/1/2029	6,982	6,695
[4,11]	Olympus Water US Holding Corp.	—%	7/23/2032	995	991
[4]	Opal Bidco SAS Term Loan B, Prime Rate + 2.250%	9.750%	4/28/2032	4,000	4,015
[4,11]	Orion US Finco	—%	5/20/2032	3,885	3,903
[4,11]	Rocket Software Inc.	—%	11/28/2028	1,125	1,127
[4]	Sazerac Co. Inc. Term Loan B, TSFR3M + 2.500%	6.825%	7/9/2032	7,000	7,021
[4]	Setanta Aircraft Leasing DAC Term Loan B, TSFR3M + 1.750%	6.046%	11/5/2028	4,057	4,073
[4]	TK Elevator Midco GmbH Term Loan B, TSFR3M + 3.000%	7.308%	4/30/2030	4,000	4,020
[4]	Truist Insurance Holdings LLC Term Loan, TSFR3M + 4.750%	9.046%	5/6/2032	2,105	2,147
[4]	UKG Inc. Term Loan B, TSFR3M + 3.000%	7.320%	2/10/2031	2,000	2,000
[4]	Wyndham Hotels & Resorts Inc. Term Loan, TSFR1M + 1.750%	6.106%	5/24/2030	1,409	1,413
Total Floating Rate Loan Interests (Cost $87,171)					87,045
Sovereign Bonds (3.2%)
[8]	Bank Gospodarstwa Krajowego	4.000%	3/13/2032	4,668	5,478
	Bank Gospodarstwa Krajowego	5.375%	5/22/2033	3,500	3,545
	Banque Ouest Africaine de Developpement	5.000%	7/27/2027	626	617
	Dominican Republic	7.050%	2/3/2031	6,300	6,629
[5,6]	Eagle Funding Luxco Sarl	5.500%	8/17/2030	72,120	72,603
	Government of Bermuda	4.750%	2/15/2029	18,860	18,970
	Government of Bermuda	5.000%	7/15/2032	17,180	17,037
[8]	Ontario Teachers Finance Trust	1.850%	5/3/2032	50,000	52,950
[8]	Republic of Bulgaria	3.500%	5/7/2034	17,474	20,049
	Republic of Bulgaria	5.000%	3/5/2037	1	1

Intermediate-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Republic of Bulgaria	4.125%	7/18/2045	24,579	27,421
	Republic of Chile	2.450%	1/31/2031	16,460	14,704
	Republic of Colombia	3.125%	4/15/2031	69,940	58,770
	Republic of Colombia	3.250%	4/22/2032	40,000	32,445
[3]	Republic of Guatemala	4.900%	6/1/2030	15,400	15,124
[8]	Republic of Hungary	5.375%	9/12/2033	50,000	61,706
	Republic of Indonesia	5.250%	1/15/2030	16,300	16,871
[5]	Republic of Latvia	5.125%	7/30/2034	30,000	30,286
	Republic of Panama	8.125%	4/28/2034	9,236	10,034
	Republic of Peru	2.844%	6/20/2030	35,216	32,382
	Republic of Peru	2.783%	1/23/2031	119,691	107,614
	Republic of Philippines	1.950%	1/6/2032	5,180	4,385
[8]	Republic of Philippines	3.625%	2/4/2032	37,290	42,978
	Republic of South Africa	4.850%	9/30/2029	18,155	17,485
	Republic of Uzbekistan	3.700%	11/25/2030	5,500	4,920
	State of Israel	5.375%	2/19/2030	64,225	65,562
	State of Israel	4.500%	1/17/2033	21,570	20,610
	State of Israel	5.500%	3/12/2034	5,030	5,064
	United Mexican States	2.659%	5/24/2031	179,846	155,485
	United Mexican States	4.750%	4/27/2032	37,887	35,956
	United Mexican States	4.875%	5/19/2033	81,772	76,858
	United Mexican States	6.875%	5/13/2037	122,500	126,802
	United Mexican States	3.771%	5/24/2061	10,900	6,378
	Uzbekneftegaz JSC	4.750%	11/16/2028	17,009	15,883
Total Sovereign Bonds (Cost $1,148,989)					1,183,602
Taxable Municipal Bonds (0.1%)
	Empire State Development Corp. Income Tax Revenue	3.900%	3/15/2033	320	305
	Empire State Development Corp. Income Tax Revenue, Prere.	3.900%	3/15/2029	80	79
	New York State Dormitory Authority Income Tax Revenue	5.289%	3/15/2033	599	604
	New York Transportation Development Corp. Miscellaneous Revenue	4.248%	9/1/2035	2,945	2,879
	Sonoma County CA Miscellaneous Revenue	6.000%	12/1/2029	3,130	3,239
	State Board of Administration Finance Corp. Miscellaneous Revenue	2.154%	7/1/2030	19,000	16,926
	Texas Natural Gas Securitization Finance Corp.	5.102%	4/1/2035	4,413	4,498
	University of California College & University Revenue	1.614%	5/15/2030	5,025	4,464
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.132%	5/15/2032	8,000	7,818
Total Taxable Municipal Bonds (Cost $40,956)					40,812
				Shares
Temporary Cash Investments (0.9%)
Money Market Fund (0.9%)
[12]	Vanguard Market Liquidity Fund (Cost $326,503)	4.367%		3,265,360	326,503

Intermediate-Term Investment-Grade Fund
	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value• ($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Put Swaptions
5-Year CDX-NA-IG-S44-V1, Credit Protection Purchased, Pays 1.000% Quarterly	GSI	9/17/2025	0.650%	412,320	181
5-Year CDX-NA-IG-S44-V1, Credit Protection Purchased, Pays 1.000% Quarterly	GSI	9/17/2025	0.600%	412,069	273
Total Options Purchased (Cost $2,020)					454
Total Investments (99.4%) (Cost $36,179,976)					36,424,466
Other Assets and Liabilities—Net (0.6%)					212,664
Net Assets (100%)					36,637,130
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $65,746 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $45,380 have been segregated as initial margin for open futures contracts.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2025, the aggregate value was $2,399,781, representing 6.6% of net assets.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2025.
7	Face amount denominated in British pounds.
8	Face amount denominated in euro.
9	Face amount denominated in Australian dollars.
10	Non-income-producing security—security in default.
11	Represents an unsettled loan as of July 31, 2025. The coupon rate is not known until the settlement date.
12	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
DAC—Designated Activity Company.
GSI—Goldman Sachs International.
Prere.—Prerefunded.
REIT—Real Estate Investment Trust.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	September 2025	12,696	1,410,050	(416)
Euro-Schatz	September 2025	318	38,849	(91)
Ultra 10-Year U.S. Treasury Note	September 2025	16,673	1,885,352	(3,892)
				(4,399)

Intermediate-Term Investment-Grade Fund
Futures Contracts (continued)
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)

Short Futures Contracts
2-Year U.S. Treasury Note	September 2025	(1,235)	(255,626)	676
5-Year U.S. Treasury Note	September 2025	(14,865)	(1,607,975)	4,604
10-Year Japanese Government Bond	September 2025	(51)	(46,681)	166
AUD 3-Year Treasury Bond	September 2025	(1,166)	(80,412)	78
AUD 10-Year Treasury Bond	September 2025	(1,092)	(79,853)	(14)
Euro-Bobl	September 2025	(698)	(93,412)	291
Euro-Bund	September 2025	(1,980)	(293,067)	1,899
Euro-Buxl	September 2025	(25)	(3,349)	80
Long Gilt	September 2025	(167)	(20,326)	(184)
Long U.S. Treasury Bond	September 2025	(1,322)	(150,956)	(2,299)
Ultra Long U.S. Treasury Bond	September 2025	(2,085)	(244,597)	(4,270)
				1,027
				(3,372)

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Canadian Imperial Bank of Commerce	9/17/2025	AUD	6,398	USD	4,198	—	(83)
HSBC Bank plc	9/17/2025	AUD	5,438	USD	3,530	—	(32)
Toronto-Dominion Bank	9/17/2025	AUD	3,014	USD	1,967	—	(28)
Toronto-Dominion Bank	9/17/2025	EUR	23,369	USD	27,051	—	(296)
State Street Bank & Trust Co.	9/17/2025	EUR	20,575	USD	24,102	—	(545)
JPMorgan Chase Bank, N.A.	9/17/2025	EUR	13,258	USD	15,427	—	(247)
Royal Bank of Canada	9/17/2025	EUR	4,368	USD	5,113	—	(112)
JPMorgan Chase Bank, N.A.	9/17/2025	JPY	145,712	USD	992	—	(21)
State Street Bank & Trust Co.	9/17/2025	USD	204,855	AUD	313,699	3,070	—
Societe Generale SA	9/17/2025	USD	9,431	AUD	14,434	147	—
Bank of Montreal	9/17/2025	USD	2,567	AUD	3,946	29	—
JPMorgan Chase Bank, N.A.	9/17/2025	USD	241,442	EUR	209,737	1,310	—
Barclays Bank plc	9/17/2025	USD	233,364	EUR	203,194	724	—
HSBC Bank plc	9/17/2025	USD	25,151	EUR	21,565	461	—
State Street Bank & Trust Co.	9/17/2025	USD	10,056	EUR	8,579	233	—
UBS AG	9/17/2025	USD	2,815	EUR	2,427	36	—
Canadian Imperial Bank of Commerce	9/17/2025	USD	1,735	EUR	1,470	52	—
Royal Bank of Canada	9/17/2025	USD	1,332	EUR	1,130	38	—
State Street Bank & Trust Co.	9/17/2025	USD	21,147	GBP	15,616	514	—
Wells Fargo Bank N.A.	9/17/2025	USD	13,092	GBP	9,724	244	—
HSBC Bank plc	9/17/2025	USD	5,420	GBP	4,044	76	—
Wells Fargo Bank N.A.	9/17/2025	USD	3,933	JPY	562,748	181	—
						7,115	(1,364)
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

Intermediate-Term Investment-Grade Fund
Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-HY-S44-V1	6/21/2030	USD	833,938	5.000	65,288	20,540
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Credit Protection Sold/Moody's Rating
Ally Financial Inc./Baa3	12/23/2025	GSI	1,630	1.000	6	1	5	—
American Express Co./A2	12/23/2025	GSI	1,630	1.000	7	4	3	—
American International Group Inc./Baa1	12/23/2025	GSI	1,630	1.000	8	2	6	—
Boeing Co./Baa2	12/23/2025	GSI	1,630	1.000	7	(1)	8	—
Chubb INA Holdings LLC/A2	12/23/2025	GSI	1,630	1.000	8	5	3	—
Comcast Corp./A3	12/23/2025	GSI	1,630	1.000	8	4	4	—
CVS Health Corp./Baa2	12/23/2025	GSI	1,630	1.000	7	3	4	—
Dominion Energy Inc./Baa2	12/23/2025	GSI	1,630	1.000	8	4	4	—
Dow Chemical Co./Baa2	12/23/2025	GSI	1,630	1.000	7	2	5	—
Enbridge Inc./Baa2	12/23/2025	GSI	1,630	1.000	7	2	5	—
General Electric Co./Baa1	12/23/2025	GSI	1,630	1.000	8	1	7	—
General Motors Co./Baa3	12/23/2025	GSI	1,630	1.000	6	—	6	—
International Business Machines Corp./A3	12/23/2025	GSI	1,630	1.000	8	4	4	—
Kroger Co./Baa1	12/23/2025	GSI	1,630	1.000	8	3	5	—
Lincoln National Corp./Baa2	12/23/2025	GSI	1,630	1.000	7	2	5	—
Lowe's Cos. Inc./Baa1	12/23/2025	GSI	1,630	1.000	8	4	4	—
Marathon Petroleum Corp./Baa2	12/23/2025	GSI	1,630	1.000	7	1	6	—
Marsh & McLennan Cos. Inc./A3	12/23/2025	GSI	1,630	1.000	7	4	3	—
Metlife Inc./A3	12/23/2025	GSI	1,630	1.000	7	3	4	—
Mondelez International Inc./Baa1	12/23/2025	GSI	1,630	1.000	7	3	4	—
Prudential Financial Inc./A3	12/23/2025	GSI	1,630	1.000	7	3	4	—
Republic of Indonesia/Baa2	6/21/2030	BARC	111,000	1.000	1,485	418	1,067	—
Republic of Indonesia/Baa2	6/21/2030	DBAG	13,880	1.000	186	51	135	—
Republic of Indonesia/Baa2	6/21/2030	JPMC	26,030	1.000	349	90	259	—
Simon Property Group LP/A3	12/23/2025	GSI	1,630	1.000	8	2	6	—
UnitedHealth Group Inc./A3	12/23/2025	GSI	1,630	1.000	7	4	3	—
Verizon Communications Inc./Baa1	12/23/2025	GSI	1,630	1.000	7	3	4	—
					2,195	622	1,573	—

Credit Protection Purchased
Unibail-Rodamco-Westfield SE	6/21/2028	JPMC	3,300[2]	(1.000)	(66)	102	—	(168)
					2,129	724	1,573	(168)
1 Periodic premium received/paid quarterly.
2 Notional amount denominated in euro.
BARC—Barclays Bank plc.
DBAG—Deutsche Bank AG.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

Intermediate-Term Investment-Grade Fund
At July 31, 2025, the counterparties had deposited in segregated accounts securities with a value of $3,731 in connection with open forward currency contracts and open over-the-counter swap contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
6/17/2027	N/A	26,773,587[1]	0.478[2]	(0.938)[3]	(594)	(591)
1	Notional amount denominated in Japanese yen.
2	Based on Tokyo Overnight Interbank Average Rate (TONA) as of the most recent reset date. Interest payment received/paid annually.
3	Interest payment received/paid annually.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Investment-Grade Fund
Statement of Assets and Liabilities
As of July 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $35,853,473)	36,097,963
Affiliated Issuers (Cost $326,503)	326,503
Total Investments in Securities	36,424,466
Investment in Vanguard	920
Foreign Currency, at Value (Cost $7,638)	7,493
Receivables for Investment Securities Sold	10,467
Receivables for Accrued Income	439,292
Receivables for Capital Shares Issued	20,118
Swap Premiums Paid	725
Variation Margin Receivable—Futures Contracts	92
Unrealized Appreciation—Forward Currency Contracts	7,115
Unrealized Appreciation—Over-the-Counter Swap Contracts	1,573
Other Assets	100
Total Assets	36,912,361
Liabilities
Due to Custodian	12,459
Payables for Investment Securities Purchased	211,893
Payables for Capital Shares Redeemed	26,908
Payables for Distributions	20,544
Payables to Vanguard	1,504
Swap Premiums Received	1
Unrealized Depreciation—Forward Currency Contracts	1,364
Variation Margin Payable—Centrally Cleared Swap Contracts	390
Unrealized Depreciation—Over-the-Counter Swap Contracts	168
Total Liabilities	275,231
Net Assets	36,637,130
At July 31, 2025, net assets consisted of:

Paid-in Capital	40,586,633
Total Distributable Earnings (Loss)	(3,949,503)
Net Assets	36,637,130

Investor Shares—Net Assets
Applicable to 166,274,602 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,460,481
Net Asset Value Per Share—Investor Shares	$8.78

Admiral™ Shares—Net Assets
Applicable to 4,004,834,652 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	35,176,649
Net Asset Value Per Share—Admiral Shares	$8.78

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Investment-Grade Fund
Statement of Operations

Six Months Ended July 31, 2025
($000)
Investment Income
Income
Interest[1]	885,974
Total Income	885,974
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,214
Management and Administrative—Investor Shares	1,286
Management and Administrative—Admiral Shares	10,903
Marketing and Distribution—Investor Shares	33
Marketing and Distribution—Admiral Shares	927
Custodian Fees	131
Shareholders’ Reports and Proxy Fees—Investor Shares	30
Shareholders’ Reports and Proxy Fees—Admiral Shares	190
Trustees’ Fees and Expenses	10
Other Expenses	12
Total Expenses	16,736
Net Investment Income	869,238
Realized Net Gain (Loss)
Investment Securities Sold[1]	(196,479)
Futures Contracts	37,157
Options Purchased	14,135
Options Written	5,194
Swap Contracts	5,721
Forward Currency Contracts	(51,317)
Foreign Currencies	777
Realized Net Gain (Loss)	(184,812)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	1,043,087
Futures Contracts	(28,532)
Options Purchased	(1,127)
Options Written	(237)
Swap Contracts	13,651
Forward Currency Contracts	1,836
Foreign Currencies	459
Change in Unrealized Appreciation (Depreciation)	1,029,137
Net Increase (Decrease) in Net Assets Resulting from Operations	1,713,563
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $5,461, ($23), and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Investment-Grade Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2025	Year Ended January 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	869,238	1,555,382
Realized Net Gain (Loss)	(184,812)	(685,282)
Change in Unrealized Appreciation (Depreciation)	1,029,137	443,211
Net Increase (Decrease) in Net Assets Resulting from Operations	1,713,563	1,313,311
Distributions
Investor Shares	(36,883)	(70,620)
Admiral Shares	(857,328)	(1,510,149)
Total Distributions	(894,211)	(1,580,769)
Capital Share Transactions
Investor Shares	(101,551)	(70,142)
Admiral Shares	956,834	3,112,228
Net Increase (Decrease) from Capital Share Transactions	855,283	3,042,086
Total Increase (Decrease)	1,674,635	2,774,628
Net Assets
Beginning of Period	34,962,495	32,187,867
End of Period	36,637,130	34,962,495

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Investment-Grade Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2025	Year Ended January 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$8.58	$8.65	$8.62	$9.67	$10.39	$10.23
Investment Operations
Net Investment Income[1]	.207	.388	.332	.253	.218	.252
Net Realized and Unrealized Gain (Loss) on Investments	.206	(.063)	.034	(1.039)	(.550)	.500
Total from Investment Operations	.413	.325	.366	(.786)	(.332)	.752
Distributions
Dividends from Net Investment Income	(.213)	(.395)	(.336)	(.264)	(.224)	(.257)
Distributions from Realized Capital Gains	—	—	—	—	(.164)	(.335)
Total Distributions	(.213)	(.395)	(.336)	(.264)	(.388)	(.592)
Net Asset Value, End of Period	$8.78	$8.58	$8.65	$8.62	$9.67	$10.39
Total Return[2]	4.85%	3.83%	4.44%	-8.09%	-3.27%	7.49%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,460	$1,528	$1,613	$1,521	$1,895	$2,305
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%[3]	0.20%[3]	0.20%[3]	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	4.81%	4.51%	3.95%	2.91%	2.16%	2.41%
Portfolio Turnover Rate	33%	78%[4]	73%[4]	93%[4]	82%[4]	113%[4,5]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.20%.
4	Includes 2%, 2%, 11%, 1%, and 12%, respectively, attributable to mortgage-dollar-roll activity.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Investment-Grade Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2025	Year Ended January 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$8.58	$8.65	$8.62	$9.67	$10.39	$10.23
Investment Operations
Net Investment Income[1]	.211	.397	.340	.262	.228	.261
Net Realized and Unrealized Gain (Loss) on Investments	.207	(.064)	.035	(1.040)	(.550)	.501
Total from Investment Operations	.418	.333	.375	(.778)	(.322)	.762
Distributions
Dividends from Net Investment Income	(.218)	(.403)	(.345)	(.272)	(.234)	(.267)
Distributions from Realized Capital Gains	—	—	—	—	(.164)	(.335)
Total Distributions	(.218)	(.403)	(.345)	(.272)	(.398)	(.602)
Net Asset Value, End of Period	$8.78	$8.58	$8.65	$8.62	$9.67	$10.39
Total Return[2]	4.91%	3.94%	4.54%	-8.00%	-3.17%	7.59%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$35,177	$33,434	$30,575	$29,569	$34,013	$35,093
Ratio of Total Expenses to Average Net Assets	0.09%	0.10%[3]	0.10%[3]	0.10%[3]	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	4.92%	4.61%	4.05%	3.02%	2.25%	2.50%
Portfolio Turnover Rate	33%	78%[4]	73%[4]	93%[4]	82%[4]	113%[4,5]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Includes 2%, 2%, 11%, 1%, and 12%, respectively, attributable to mortgage-dollar-roll activity.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Investment-Grade Fund
Notes to Financial Statements
Vanguard Intermediate-Term Investment-Grade Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
5. Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving options on futures contracts is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.
Options contracts on futures are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded in the Statement of Assets and Liabilities as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Statement of Assets and Liabilities as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the options are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the six months ended July 31, 2025, the fund’s average value of investments in options purchased and options written each represented less than 1% of net assets, respectively, based on the average market values at each quarter-end during the period. The fund had no open options contracts on futures at July 31, 2025.

Intermediate-Term Investment-Grade Fund
6. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund’s sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded in the Statement of Assets and Liabilities as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded in the Statement of Assets and Liabilities as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of swaptions are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the six months ended July 31, 2025, the fund’s average value of investments in swaptions purchased and swaptions written represented less than 1% of net assets, respectively, based on the average market values at each quarter-end during the period.
7. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended July 31, 2025, the fund’s average investments in long and short futures contracts represented 8% and 6% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
8. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended July 31, 2025, the fund’s average investment in forward currency contracts represented 3% of net assets, based on the average of the notional amounts at each quarter-end during the period.

Intermediate-Term Investment-Grade Fund
9. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. The fund enters into inflation swap transactions to transfer inflation risk from one party to another through an exchange of cash flows. Under the terms of the swap, one party pays a fixed rate applied to a notional amount. In return, the other party pays a floating rate linked to an inflation index.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the six months ended July 31, 2025, the fund’s average amounts of investments in credit protection sold and credit protection purchased represented 3% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The average amount of investments in interest rate swaps represented 2% of net assets, based on the average of notional amounts at each quarter-end during the period.
10. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
11. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
12. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and

Intermediate-Term Investment-Grade Fund
Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
13. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2025, the fund had contributed to Vanguard capital in the amount of $920,000, representing less than 0.01% of the fund’s net assets and 0.37% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Intermediate-Term Investment-Grade Fund
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	3,069,152	—	3,069,152
Asset-Backed/Commercial Mortgage-Backed Securities	—	489,550	—	489,550
Corporate Bonds	—	31,227,348	—	31,227,348
Floating Rate Loan Interests	—	87,045	—	87,045
Sovereign Bonds	—	1,183,602	—	1,183,602
Taxable Municipal Bonds	—	40,812	—	40,812
Temporary Cash Investments	326,503	—	—	326,503
Options Purchased	—	454	—	454
Total	326,503	36,097,963	—	36,424,466
Derivative Financial Instruments
Assets
Futures Contracts[1]	7,794	—	—	7,794
Forward Currency Contracts	—	7,115	—	7,115
Swap Contracts	20,540[1]	1,573	—	22,113
Total	28,334	8,688	—	37,022
Liabilities
Futures Contracts[1]	(11,166)	—	—	(11,166)
Forward Currency Contracts	—	(1,364)	—	(1,364)
Swap Contracts	(591)[1]	(168)	—	(759)
Total	(11,757)	(1,532)	—	(13,289)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	At July 31, 2025, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Investments in Secuties, at Value—Unaffiliated Issuers (Options Purchased)	—	—	454	454
Swap Premiums Paid	—	—	725	725
Unrealized Appreciation—Futures Contracts[1]	7,794	—	—	7,794
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	—	—	20,540	20,540
Unrealized Appreciation—Forward Currency Contracts	—	7,115	—	7,115
Unrealized Appreciation— Over-the-Counter Swap Contracts	—	—	1,573	1,573
Total Assets	7,794	7,115	23,292	38,201

Swap Premiums Received	—	—	(1)	(1)
Unrealized Depreciation—Futures Contracts[1]	(11,166)	—	—	(11,166)
Unrealized Depreciation—Centrally Cleared Swap Contracts[1]	(591)	—	—	(591)
Unrealized Depreciation—Forward Currency Contracts	—	(1,364)	—	(1,364)
Unrealized Depreciation— Over-the-Counter Swap Contracts	—	—	(168)	(168)
Total Liabilities	(11,757)	(1,364)	(169)	(13,290)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Intermediate-Term Investment-Grade Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended July 31, 2025, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	37,157	—	—	37,157
Options Purchased	(3,410)	—	17,545	14,135
Options Written	4,150	—	1,044	5,194
Swap Contracts	(1,662)	—	7,383	5,721
Forward Currency Contracts	—	(51,317)	—	(51,317)
Realized Net Gain (Loss) on Derivatives	36,235	(51,317)	25,972	10,890
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(28,532)	—	—	(28,532)
Options Purchased	—	—	(1,127)	(1,127)
Options Written	—	—	(237)	(237)
Swap Contracts	562	—	13,089	13,651
Forward Currency Contracts	—	1,836	—	1,836
Change in Unrealized Appreciation (Depreciation) on Derivatives	(27,970)	1,836	11,725	(14,409)
E.	As of July 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	36,164,983
Gross Unrealized Appreciation	735,081
Gross Unrealized Depreciation	(451,141)
Net Unrealized Appreciation (Depreciation)	283,940
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2025, the fund had available capital losses totaling $4,013,099,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended July 31, 2025, the fund purchased $9,484,544,000 of investment securities and sold $7,922,522,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $2,708,990,000 and $3,569,055,000, respectively.
G.	Capital share transactions for each class of shares were:

	Six Months Ended July 31, 2025		Year Ended January 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	157,236	18,203	316,218	36,592
Issued in Lieu of Cash Distributions	32,677	3,744	62,159	7,221
Redeemed	(291,464)	(33,717)	(448,519)	(52,196)
Net Increase (Decrease)—Investor Shares	(101,551)	(11,770)	(70,142)	(8,383)
Admiral Shares
Issued	3,057,589	352,827	7,735,985	897,847
Issued in Lieu of Cash Distributions	739,521	84,704	1,303,477	151,357
Redeemed	(2,840,276)	(327,892)	(5,927,234)	(687,492)
Net Increase (Decrease)—Admiral Shares	956,834	109,639	3,112,228	361,712
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.

Intermediate-Term Investment-Grade Fund
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Long-Term Investment-Grade Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (7.6%)
U.S. Government Securities (7.1%)
	United States Treasury Note/Bond	3.875%	3/31/2027	3,688	3,681
	United States Treasury Note/Bond	3.750%	4/15/2028	457	455
	United States Treasury Note/Bond	4.000%	3/31/2030	2,317	2,322
	United States Treasury Note/Bond	3.875%	8/15/2034	1,747	1,690
[1]	United States Treasury Note/Bond	4.250%	11/15/2034	22,000	21,863
	United States Treasury Note/Bond	4.625%	2/15/2035	65,642	67,063
	United States Treasury Note/Bond	4.250%	5/15/2035	47,380	46,965
	United States Treasury Note/Bond	4.375%	2/15/2038	17,920	17,690
	United States Treasury Note/Bond	4.250%	5/15/2039	75,666	72,852
	United States Treasury Note/Bond	4.375%	11/15/2039	42,402	41,118
	United States Treasury Note/Bond	4.625%	2/15/2040	2,992	2,978
	United States Treasury Note/Bond	1.125%	5/15/2040	4,100	2,528
	United States Treasury Note/Bond	4.375%	5/15/2040	10,462	10,117
[1,2]	United States Treasury Note/Bond	1.125%	8/15/2040	67,980	41,539
[2]	United States Treasury Note/Bond	3.875%	8/15/2040	23,400	21,301
[1]	United States Treasury Note/Bond	1.375%	11/15/2040	43,269	27,388
	United States Treasury Note/Bond	4.250%	11/15/2040	5,728	5,434
	United States Treasury Note/Bond	2.250%	5/15/2041	100	72
	United States Treasury Note/Bond	3.750%	8/15/2041	100	89
	United States Treasury Note/Bond	2.000%	11/15/2041	11,824	8,059
	United States Treasury Note/Bond	3.125%	11/15/2041	18,596	15,072
	United States Treasury Note/Bond	2.375%	2/15/2042	7,100	5,110
	United States Treasury Note/Bond	3.125%	2/15/2042	4,000	3,231
	United States Treasury Note/Bond	3.000%	5/15/2042	100	79
	United States Treasury Note/Bond	3.250%	5/15/2042	9,902	8,101
	United States Treasury Note/Bond	2.750%	8/15/2042	200	151
	United States Treasury Note/Bond	3.375%	8/15/2042	1,000	830
	United States Treasury Note/Bond	2.750%	11/15/2042	10,200	7,679
	United States Treasury Note/Bond	4.000%	11/15/2042	1,000	902
	United States Treasury Note/Bond	3.875%	2/15/2043	4,199	3,716
	United States Treasury Note/Bond	2.875%	5/15/2043	2,050	1,562
	United States Treasury Note/Bond	3.875%	5/15/2043	2,475	2,186
	United States Treasury Note/Bond	3.625%	8/15/2043	1,000	850
	United States Treasury Note/Bond	4.375%	8/15/2043	2,600	2,450
	United States Treasury Note/Bond	3.750%	11/15/2043	6,300	5,437
	United States Treasury Note/Bond	4.750%	11/15/2043	5,625	5,552
	United States Treasury Note/Bond	3.625%	2/15/2044	10,378	8,776
	United States Treasury Note/Bond	4.500%	2/15/2044	2,300	2,197
	United States Treasury Note/Bond	3.375%	5/15/2044	10,000	8,125
	United States Treasury Note/Bond	4.625%	5/15/2044	13,416	13,007
	United States Treasury Note/Bond	3.125%	8/15/2044	20,888	16,272
	United States Treasury Note/Bond	4.125%	8/15/2044	4,150	3,757
	United States Treasury Note/Bond	3.000%	11/15/2044	2,600	1,978
	United States Treasury Note/Bond	4.625%	11/15/2044	16,200	15,673
	United States Treasury Note/Bond	2.500%	2/15/2045	33,055	22,984
	United States Treasury Note/Bond	4.750%	2/15/2045	13,746	13,510
	United States Treasury Note/Bond	3.000%	5/15/2045	5,800	4,388
	United States Treasury Note/Bond	5.000%	5/15/2045	16,235	16,469
	United States Treasury Note/Bond	2.875%	8/15/2045	7,000	5,169
	United States Treasury Note/Bond	3.000%	11/15/2045	17,969	13,524
	United States Treasury Note/Bond	2.500%	2/15/2046	14,851	10,171
	United States Treasury Note/Bond	2.250%	8/15/2046	12,300	7,960
	United States Treasury Note/Bond	2.875%	11/15/2046	1,000	727
	United States Treasury Note/Bond	3.000%	2/15/2047	6,347	4,708
	United States Treasury Note/Bond	3.000%	5/15/2047	7,818	5,786
	United States Treasury Note/Bond	2.750%	8/15/2047	3,661	2,576
	United States Treasury Note/Bond	2.750%	11/15/2047	13,875	9,740
[3]	United States Treasury Note/Bond	3.000%	2/15/2048	4,648	3,411
	United States Treasury Note/Bond	3.125%	5/15/2048	7,634	5,719
	United States Treasury Note/Bond	3.000%	8/15/2048	11,600	8,472

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	3.375%	11/15/2048	3,643	2,845
	United States Treasury Note/Bond	3.000%	2/15/2049	12,700	9,235
	United States Treasury Note/Bond	2.875%	5/15/2049	12,300	8,710
	United States Treasury Note/Bond	2.250%	8/15/2049	12,928	7,995
	United States Treasury Note/Bond	2.375%	11/15/2049	10,600	6,726
	United States Treasury Note/Bond	2.000%	2/15/2050	42,710	24,732
	United States Treasury Note/Bond	1.250%	5/15/2050	11,780	5,581
	United States Treasury Note/Bond	1.375%	8/15/2050	1,000	486
	United States Treasury Note/Bond	1.625%	11/15/2050	13,628	7,071
[2]	United States Treasury Note/Bond	2.375%	5/15/2051	23,821	14,882
	United States Treasury Note/Bond	2.000%	8/15/2051	7,210	4,092
[1]	United States Treasury Note/Bond	1.875%	11/15/2051	15,100	8,267
	United States Treasury Note/Bond	2.250%	2/15/2052	5,600	3,369
	United States Treasury Note/Bond	2.875%	5/15/2052	18,801	13,035
	United States Treasury Note/Bond	3.000%	8/15/2052	1,100	782
	United States Treasury Note/Bond	3.625%	2/15/2053	1,000	804
	United States Treasury Note/Bond	3.625%	5/15/2053	1,000	803
	United States Treasury Note/Bond	4.750%	11/15/2053	12,000	11,711
	United States Treasury Note/Bond	4.250%	2/15/2054	643	578
	United States Treasury Note/Bond	4.625%	5/15/2054	2,068	1,979
	United States Treasury Note/Bond	4.500%	11/15/2054	2,305	2,162
	United States Treasury Note/Bond	4.625%	2/15/2055	1,742	1,669
					800,725
Agency Bonds and Notes (0.3%)
	Tennessee Valley Authority	5.250%	9/15/2039	25,198	25,953
	Tennessee Valley Authority	4.250%	9/15/2065	7,455	5,942
					31,895
Conventional Mortgage-Backed Securities (0.2%)
[4,5]	Fannie Mae Pool	2.320%	4/1/2036	16,021	12,502
[4,5]	Fannie Mae Pool	2.120%	10/1/2036	17,147	13,169
					25,671
Total U.S. Government and Agency Obligations (Cost $882,387)					858,291
Asset-Backed/Commercial Mortgage-Backed Securities (0.2%)
[4,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1521	2.184%	8/25/2036	16,159	12,545
[4,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1522	2.361%	10/25/2036	21,747	17,118
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $38,790)					29,663
Corporate Bonds (80.5%)
Communications (7.0%)
	Alphabet Inc.	5.250%	5/15/2055	53,775	52,798
	Alphabet Inc.	5.300%	5/15/2065	29,065	28,220
	AT&T Inc.	5.375%	8/15/2035	18,850	19,090
[6]	AT&T Inc.	4.050%	6/1/2037	400	466
[6]	AT&T Inc.	2.600%	5/19/2038	800	794
	AT&T Inc.	3.500%	6/1/2041	12,344	9,651
	AT&T Inc.	5.550%	8/15/2041	2,000	1,961
	AT&T Inc.	4.650%	6/1/2044	1,602	1,381
	AT&T Inc.	5.450%	3/1/2047	2,000	1,888
	AT&T Inc.	3.500%	9/15/2053	890	600
	AT&T Inc.	6.050%	8/15/2056	40,810	41,362
	AT&T Inc.	3.800%	12/1/2057	14,464	10,073
[6]	Booking Holdings Inc.	4.500%	5/9/2046	321	372
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.500%	6/1/2041	2,000	1,429
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.484%	10/23/2045	2,953	2,871
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.750%	4/1/2048	2,020	1,791
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.125%	7/1/2049	9,000	7,291
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.950%	6/30/2062	1,010	630
	Comcast Corp.	5.650%	6/15/2035	6,490	6,743
	Comcast Corp.	6.500%	11/15/2035	4,318	4,766
	Comcast Corp.	6.450%	3/15/2037	3,000	3,275
	Comcast Corp.	3.900%	3/1/2038	11,432	9,834
	Comcast Corp.	4.600%	10/15/2038	7,265	6,679
	Comcast Corp.	3.250%	11/1/2039	5,540	4,310
	Comcast Corp.	3.750%	4/1/2040	4,336	3,562
	Comcast Corp.	4.500%	1/15/2043	1,272	1,058
	Comcast Corp.	4.750%	3/1/2044	5,045	4,429
	Comcast Corp.	3.400%	7/15/2046	11,000	7,766

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Comcast Corp.	4.000%	8/15/2047	14,672	11,246
	Comcast Corp.	3.969%	11/1/2047	56,682	43,267
	Comcast Corp.	3.999%	11/1/2049	24,819	18,698
	Comcast Corp.	3.450%	2/1/2050	8,928	6,084
	Comcast Corp.	2.887%	11/1/2051	38,785	23,311
	Comcast Corp.	2.450%	8/15/2052	2,000	1,077
	Comcast Corp.	4.049%	11/1/2052	3,866	2,874
	Comcast Corp.	5.650%	6/1/2054	8,612	8,261
	Comcast Corp.	6.050%	5/15/2055	40,065	40,602
	Comcast Corp.	2.937%	11/1/2056	103,254	59,720
	Comcast Corp.	4.950%	10/15/2058	1,546	1,316
	Comcast Corp.	2.650%	8/15/2062	3,256	1,676
	Comcast Corp.	2.987%	11/1/2063	86,937	48,291
	Comcast Corp.	5.500%	5/15/2064	2,420	2,231
[7]	Deutsche Telekom AG	3.625%	1/21/2050	3,330	2,398
[7]	Level 3 Financing Inc.	3.875%	11/15/2029	48	38
	Meta Platforms Inc.	4.450%	8/15/2052	7,195	6,038
	Meta Platforms Inc.	5.600%	5/15/2053	51,168	50,658
	Meta Platforms Inc.	5.400%	8/15/2054	34,351	33,215
	Meta Platforms Inc.	5.750%	5/15/2063	16,415	16,481
	Meta Platforms Inc.	5.550%	8/15/2064	22,687	22,016
	NBCUniversal Media LLC	5.950%	4/1/2041	3,000	3,081
	NBCUniversal Media LLC	4.450%	1/15/2043	6,581	5,614
[7]	NTT Finance Corp.	5.502%	7/16/2035	18,515	18,797
	Orange SA	5.375%	1/13/2042	1,086	1,052
	Paramount Global	5.850%	9/1/2043	1,480	1,321
	Paramount Global	4.900%	8/15/2044	980	772
	Telefonica Emisiones SA	4.665%	3/6/2038	950	852
	Telefonica Emisiones SA	5.213%	3/8/2047	2,000	1,767
	Time Warner Cable LLC	7.300%	7/1/2038	1,464	1,581
	Time Warner Cable LLC	5.875%	11/15/2040	2,350	2,222
[8]	Time Warner Cable LLC	5.250%	7/15/2042	500	555
	T-Mobile USA Inc.	5.300%	5/15/2035	16,205	16,317
	T-Mobile USA Inc.	4.500%	4/15/2050	3,055	2,510
	T-Mobile USA Inc.	3.300%	2/15/2051	3,760	2,492
	TWDC Enterprises 18 Corp.	3.700%	12/1/2042	2,000	1,586
	TWDC Enterprises 18 Corp.	3.000%	7/30/2046	5,900	3,948
	Uber Technologies Inc.	5.350%	9/15/2054	2,809	2,620
[6]	Verizon Communications Inc.	1.850%	5/18/2040	800	693
	Verizon Communications Inc.	3.400%	3/22/2041	5,820	4,495
	Verizon Communications Inc.	3.850%	11/1/2042	3,000	2,385
	Verizon Communications Inc.	5.500%	2/23/2054	1,670	1,606
	Verizon Communications Inc.	2.987%	10/30/2056	2,220	1,331
	Vodafone Group plc	5.625%	2/10/2053	3,366	3,179
	Vodafone Group plc	5.750%	6/28/2054	2,140	2,043
	Vodafone Group plc	5.875%	6/28/2064	2,420	2,332
	Walt Disney Co.	6.400%	12/15/2035	2,231	2,497
	Walt Disney Co.	6.650%	11/15/2037	2,924	3,318
	Walt Disney Co.	3.500%	5/13/2040	24,825	20,289
	Walt Disney Co.	4.750%	9/15/2044	12,772	11,546
	Walt Disney Co.	2.750%	9/1/2049	47,589	29,736
	Walt Disney Co.	3.600%	1/13/2051	3,081	2,261
					789,386
Consumer Discretionary (3.5%)
	Amazon.com Inc.	4.050%	8/22/2047	43,578	35,831
	Amazon.com Inc.	2.500%	6/3/2050	21,411	12,802
	Amazon.com Inc.	3.100%	5/12/2051	12,953	8,694
	Amazon.com Inc.	3.950%	4/13/2052	5,000	3,930
	Amazon.com Inc.	4.250%	8/22/2057	20,999	17,083
	Amazon.com Inc.	2.700%	6/3/2060	14,038	8,068
[4]	American University	3.672%	4/1/2049	2,854	2,115
	Brown University	2.924%	9/1/2050	1,668	1,094
	California Institute of Technology	3.650%	9/1/2119	4,370	2,737
	Case Western Reserve University	5.405%	6/1/2122	1,997	1,841
[4]	Duke University	2.682%	10/1/2044	3,254	2,302
[4]	Duke University	2.832%	10/1/2055	1,051	646
[7]	ERAC USA Finance LLC	5.200%	10/30/2034	7,282	7,374
[7]	ERAC USA Finance LLC	7.000%	10/15/2037	7,998	9,158
	Ford Foundation	2.415%	6/1/2050	21,985	12,976

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ford Foundation	2.815%	6/1/2070	11,565	6,391
	George Washington University	4.300%	9/15/2044	2,910	2,440
	Georgetown University	2.943%	4/1/2050	9,393	5,883
	Home Depot Inc.	5.875%	12/16/2036	2,595	2,772
	Home Depot Inc.	3.300%	4/15/2040	1,000	793
	Home Depot Inc.	5.400%	9/15/2040	1,019	1,023
	Home Depot Inc.	5.950%	4/1/2041	14,203	14,915
	Home Depot Inc.	4.875%	2/15/2044	31,510	28,965
	Home Depot Inc.	4.400%	3/15/2045	2,088	1,789
	Home Depot Inc.	4.250%	4/1/2046	17,084	14,225
	Home Depot Inc.	3.900%	6/15/2047	25,013	19,551
	Home Depot Inc.	4.500%	12/6/2048	2,444	2,086
	Home Depot Inc.	3.125%	12/15/2049	1,622	1,087
	Home Depot Inc.	3.350%	4/15/2050	4,765	3,327
	Home Depot Inc.	2.375%	3/15/2051	586	330
	Home Depot Inc.	2.750%	9/15/2051	17,840	10,888
	Home Depot Inc.	3.625%	4/15/2052	5,382	3,896
	Home Depot Inc.	4.950%	9/15/2052	3,142	2,845
	Home Depot Inc.	5.300%	6/25/2054	3,356	3,195
	Home Depot Inc.	3.500%	9/15/2056	957	660
	Home Depot Inc.	5.400%	6/25/2064	6,183	5,900
[4]	Johns Hopkins University	2.813%	1/1/2060	2,096	1,226
	Leland Stanford Junior University	3.647%	5/1/2048	11,763	9,034
	Leland Stanford Junior University	2.413%	6/1/2050	1,668	985
	Lowe's Cos. Inc.	5.625%	4/15/2053	3,500	3,348
[4]	Massachusetts Institute of Technology	3.959%	7/1/2038	18,178	16,482
	Massachusetts Institute of Technology	2.989%	7/1/2050	1,668	1,114
	Massachusetts Institute of Technology	3.067%	4/1/2052	1,668	1,112
	Massachusetts Institute of Technology	5.600%	7/1/2111	2,019	2,004
	Massachusetts Institute of Technology	4.678%	7/1/2114	1,373	1,134
[4]	Northeastern University	2.894%	10/1/2050	13,156	8,642
	President & Fellows of Harvard College	4.875%	10/15/2040	860	833
	President & Fellows of Harvard College	3.150%	7/15/2046	51	36
	President & Fellows of Harvard College	3.745%	11/15/2052	14,472	10,906
	Rockefeller Foundation	2.492%	10/1/2050	37,966	22,558
	Thomas Jefferson University	3.847%	11/1/2057	1,052	736
	Trustees of the University of Pennsylvania	3.610%	2/15/2119	1,250	788
[4]	University of Chicago	2.761%	4/1/2045	9,446	7,325
[4]	University of Chicago	2.547%	4/1/2050	1,944	1,241
[4]	University of Southern California	3.028%	10/1/2039	2,603	2,080
	University of Southern California	4.976%	10/1/2053	11,219	10,240
	Washington University	3.524%	4/15/2054	2,420	1,728
	Washington University	4.349%	4/15/2122	1,830	1,378
[7]	WK Kellogg Foundation Trust	2.443%	10/1/2050	33,212	19,255
	Yale University	2.402%	4/15/2050	14,795	8,755
					392,552
Consumer Staples (5.7%)
	Altria Group Inc.	4.450%	5/6/2050	1,130	881
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/2036	27,927	27,101
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/2046	156,892	143,378
[6]	Anheuser-Busch InBev SA NV	3.700%	4/2/2040	1,300	1,443
[6]	Anheuser-Busch InBev SA NV	3.950%	3/22/2044	700	776
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/2039	9,232	11,676
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/2039	6,171	6,254
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/2042	8,971	8,409
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/2048	7,277	6,147
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/2049	51,719	50,890
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/2059	4,010	4,064
	Archer-Daniels-Midland Co.	4.500%	3/15/2049	10,250	8,678
	Archer-Daniels-Midland Co.	2.700%	9/15/2051	7,935	4,793
	BAT Capital Corp.	4.390%	8/15/2037	1,375	1,228
	BAT Capital Corp.	3.734%	9/25/2040	2,000	1,577
	BAT Capital Corp.	7.079%	8/2/2043	1,898	2,089
	BAT Capital Corp.	4.540%	8/15/2047	2,521	2,042
	BAT Capital Corp.	4.758%	9/6/2049	3,617	2,983
	BAT Capital Corp.	7.081%	8/2/2053	2,328	2,594
	Coca-Cola Co.	2.875%	5/5/2041	8,145	6,083
	Coca-Cola Co.	2.600%	6/1/2050	22,738	13,981
	Coca-Cola Co.	3.000%	3/5/2051	27,703	18,366

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Coca-Cola Co.	2.500%	3/15/2051	13,233	7,853
	Coca-Cola Co.	5.200%	1/14/2055	7,801	7,430
	Coca-Cola Co.	5.400%	5/13/2064	17,787	17,156
	Hershey Co.	3.125%	11/15/2049	15,283	10,262
[7]	Imperial Brands Finance plc	6.375%	7/1/2055	1,740	1,756
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	7.250%	11/15/2053	2,300	2,542
[7]	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Foods Group	6.375%	2/25/2055	4,535	4,555
[7]	JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings Inc. / JBS USA Food Co.	6.375%	4/15/2066	18,110	17,900
	Kenvue Inc.	5.100%	3/22/2043	9,326	8,901
	Kenvue Inc.	5.050%	3/22/2053	10,890	9,975
	Kenvue Inc.	5.200%	3/22/2063	7,012	6,395
	Kroger Co.	5.500%	9/15/2054	2	2
	Kroger Co.	5.650%	9/15/2064	4,249	4,014
[7]	Mars Inc.	5.650%	5/1/2045	35,242	35,009
[7]	Mars Inc.	5.700%	5/1/2055	28,332	28,015
[7]	Mars Inc.	5.800%	5/1/2065	12,907	12,790
[7]	Nestle Capital Corp.	5.100%	3/12/2054	9,910	9,326
[7]	Nestle Holdings Inc.	4.000%	9/24/2048	14,910	11,976
	PepsiCo Inc.	2.750%	10/21/2051	9,941	6,159
	PepsiCo Inc.	4.650%	2/15/2053	28,518	25,062
	PepsiCo Inc.	5.250%	7/17/2054	4,256	4,098
[6]	PepsiCo Inc.	4.050%	7/28/2055	100	114
	Philip Morris International Inc.	6.375%	5/16/2038	5,950	6,547
[6]	Philip Morris International Inc.	1.450%	8/1/2039	1,500	1,220
	Philip Morris International Inc.	4.375%	11/15/2041	5,149	4,449
	Philip Morris International Inc.	3.875%	8/21/2042	7,050	5,663
	Philip Morris International Inc.	4.125%	3/4/2043	24,576	20,444
	Philip Morris International Inc.	4.875%	11/15/2043	9,967	9,021
	Philip Morris International Inc.	4.250%	11/10/2044	4,376	3,668
	Reynolds American Inc.	6.150%	9/15/2043	3,000	3,018
[7]	SC Johnson & Son Inc.	4.000%	5/15/2043	11,134	8,916
	Target Corp.	3.900%	11/15/2047	2,000	1,555
	Walmart Inc.	4.500%	4/15/2053	19,069	16,571
					637,795
Energy (5.5%)
	BP Capital Markets America Inc.	3.060%	6/17/2041	21,334	15,760
	BP Capital Markets America Inc.	3.000%	2/24/2050	17,538	11,185
	BP Capital Markets America Inc.	2.772%	11/10/2050	24,243	14,652
	BP Capital Markets America Inc.	2.939%	6/4/2051	33,992	21,107
	BP Capital Markets America Inc.	3.001%	3/17/2052	1,843	1,156
	BP Capital Markets America Inc.	3.379%	2/8/2061	10,008	6,432
[6]	BP Capital Markets BV	0.933%	12/4/2040	800	582
[6]	BP Capital Markets BV	1.467%	9/21/2041	700	548
	ConocoPhillips Co.	3.758%	3/15/2042	1,794	1,431
	ConocoPhillips Co.	4.300%	11/15/2044	7,445	6,195
	ConocoPhillips Co.	5.950%	3/15/2046	1,052	1,103
	ConocoPhillips Co.	3.800%	3/15/2052	32,343	23,419
	ConocoPhillips Co.	5.300%	5/15/2053	7,826	7,212
	ConocoPhillips Co.	5.550%	3/15/2054	4,172	3,969
	ConocoPhillips Co.	4.025%	3/15/2062	29,757	21,416
	ConocoPhillips Co.	5.700%	9/15/2063	10,295	9,833
	ConocoPhillips Co.	5.650%	1/15/2065	4,665	4,413
[7]	DCP Midstream Operating LP	6.750%	9/15/2037	6,241	6,570
	Diamondback Energy Inc.	4.400%	3/24/2051	3,000	2,329
	Eastern Energy Gas Holdings LLC	6.200%	1/15/2055	1,930	1,991
	Enbridge Inc.	4.000%	11/15/2049	3,000	2,223
	Enbridge Inc.	6.700%	11/15/2053	1,632	1,762
	Enbridge Inc.	5.950%	4/5/2054	1,256	1,242
	Energy Transfer LP	6.100%	2/15/2042	2,000	1,981
	Energy Transfer LP	5.150%	2/1/2043	3,000	2,639
	Energy Transfer LP	5.300%	4/15/2047	3,056	2,690
	Energy Transfer LP	5.000%	5/15/2050	3,172	2,648
	Enterprise Products Operating LLC	5.200%	1/15/2036	15,105	15,115
	Enterprise Products Operating LLC	5.100%	2/15/2045	5,833	5,393
	Enterprise Products Operating LLC	4.900%	5/15/2046	3,568	3,188
	Enterprise Products Operating LLC	4.800%	2/1/2049	10,455	9,046
	Enterprise Products Operating LLC	4.200%	1/31/2050	17,301	13,657
	Enterprise Products Operating LLC	3.700%	1/31/2051	2,424	1,738
	Enterprise Products Operating LLC	3.200%	2/15/2052	4,214	2,747

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Enterprise Products Operating LLC	3.300%	2/15/2053	1,898	1,249
	Enterprise Products Operating LLC	4.950%	10/15/2054	1,586	1,375
	Enterprise Products Operating LLC	3.950%	1/31/2060	13,368	9,690
	EOG Resources Inc.	5.350%	1/15/2036	16,940	17,064
	EOG Resources Inc.	4.950%	4/15/2050	13,539	11,951
	EOG Resources Inc.	5.650%	12/1/2054	2,850	2,772
	Equinor ASA	3.625%	4/6/2040	14,333	11,967
	Equinor ASA	4.250%	11/23/2041	1,954	1,726
	Equinor ASA	3.950%	5/15/2043	16,382	13,702
	Equinor ASA	3.250%	11/18/2049	12,487	8,709
[6]	Exxon Mobil Corp.	1.408%	6/26/2039	340	283
	Exxon Mobil Corp.	4.227%	3/19/2040	5,384	4,785
	Exxon Mobil Corp.	4.114%	3/1/2046	16,744	13,662
	Exxon Mobil Corp.	3.095%	8/16/2049	12,195	8,125
	Exxon Mobil Corp.	4.327%	3/19/2050	13,864	11,437
	Exxon Mobil Corp.	3.452%	4/15/2051	3,680	2,598
	Halliburton Co.	4.500%	11/15/2041	1,012	866
	Halliburton Co.	5.000%	11/15/2045	4,824	4,235
	Hess Corp.	5.800%	4/1/2047	10,647	10,810
	Petroleos del Peru SA	5.625%	6/19/2047	418	279
[7]	Petronas Capital Ltd.	5.848%	4/3/2055	7,480	7,539
[7]	Raizen Fuels Finance SA	6.950%	3/5/2054	10,190	9,492
[7]	Saudi Arabian Oil Co.	6.375%	6/2/2055	23,455	23,693
	Shell Finance US Inc.	4.550%	8/12/2043	6,583	5,778
	Shell Finance US Inc.	4.375%	5/11/2045	37,348	31,499
	Shell Finance US Inc.	4.000%	5/10/2046	23,002	18,230
	Shell Finance US Inc.	3.750%	9/12/2046	48,265	36,835
	Shell Finance US Inc.	3.250%	4/6/2050	8,745	5,961
	Shell International Finance BV	6.375%	12/15/2038	4,243	4,687
	Shell International Finance BV	2.875%	11/26/2041	11,440	8,191
	Shell International Finance BV	3.625%	8/21/2042	1,257	981
	Shell International Finance BV	3.125%	11/7/2049	5,000	3,336
	Shell International Finance BV	3.000%	11/26/2051	3,500	2,245
	TotalEnergies Capital International SA	2.986%	6/29/2041	21,739	16,051
[6]	TotalEnergies Capital International SA	3.852%	3/3/2045	1,100	1,174
	TotalEnergies Capital International SA	3.461%	7/12/2049	514	362
	TotalEnergies Capital International SA	3.127%	5/29/2050	30,201	19,922
	TotalEnergies Capital SA	5.488%	4/5/2054	23,200	22,197
	TotalEnergies Capital SA	5.275%	9/10/2054	17,842	16,559
	TotalEnergies Capital SA	5.638%	4/5/2064	11,106	10,684
	TotalEnergies Capital SA	5.425%	9/10/2064	7,310	6,794
					616,867
Financials (16.5%)
[7]	200 Park Funding Trust	5.740%	2/15/2055	34,220	33,621
	Aflac Inc.	4.000%	10/15/2046	942	735
	Aflac Inc.	4.750%	1/15/2049	800	691
	Allstate Corp.	4.200%	12/15/2046	17,071	13,886
	American Express Co.	4.050%	12/3/2042	752	632
	Aon North America Inc.	5.750%	3/1/2054	11,160	10,868
	Apollo Global Management Inc.	5.800%	5/21/2054	5,323	5,276
	Apollo Global Management Inc.	6.000%	12/15/2054	1,865	1,832
	Athene Holding Ltd.	6.250%	4/1/2054	7,115	7,020
	Athene Holding Ltd.	6.625%	5/19/2055	4,342	4,463
	Athene Holding Ltd.	6.875%	6/28/2055	4,343	4,288
[8]	Aviva plc	6.875%	5/20/2058	200	272
	Bank of America Corp.	6.110%	1/29/2037	3,957	4,159
	Bank of America Corp.	4.244%	4/24/2038	49,566	44,950
	Bank of America Corp.	7.750%	5/14/2038	2,400	2,860
	Bank of America Corp.	4.078%	4/23/2040	5,532	4,787
	Bank of America Corp.	2.676%	6/19/2041	52,749	37,564
	Bank of America Corp.	5.875%	2/7/2042	7,136	7,454
	Bank of America Corp.	3.311%	4/22/2042	47,388	36,163
	Bank of America Corp.	5.000%	1/21/2044	2,686	2,526
	Bank of America Corp.	4.875%	4/1/2044	3,000	2,764
	Bank of America Corp.	4.443%	1/20/2048	3,722	3,172
	Bank of America Corp.	3.946%	1/23/2049	48,738	38,013
	Bank of America Corp.	4.330%	3/15/2050	16,316	13,496
	Bank of America Corp.	4.083%	3/20/2051	12,348	9,792
	Bank of America Corp.	2.831%	10/24/2051	17,350	10,818

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bank of America Corp.	3.483%	3/13/2052	2,068	1,474
	Bank of America Corp.	2.972%	7/21/2052	3,756	2,419
	Barclays plc	3.330%	11/24/2042	2,800	2,084
	Barclays plc	6.036%	3/12/2055	4,400	4,558
	Berkshire Hathaway Finance Corp.	4.300%	5/15/2043	2,000	1,745
	Berkshire Hathaway Finance Corp.	4.200%	8/15/2048	4,172	3,456
	Berkshire Hathaway Finance Corp.	4.250%	1/15/2049	4,109	3,426
	Berkshire Hathaway Finance Corp.	2.850%	10/15/2050	3,000	1,906
	Berkshire Hathaway Finance Corp.	3.850%	3/15/2052	9,346	7,133
	BlackRock Funding Inc.	5.250%	3/14/2054	12,159	11,563
	BlackRock Funding Inc.	5.350%	1/8/2055	2,485	2,397
[7]	BPCE SA	6.915%	1/14/2046	4,320	4,528
	Brookfield Finance Inc.	6.300%	1/15/2055	4,548	4,390
	Brookfield Finance Inc.	5.813%	3/3/2055	20,645	20,358
	Capital One Financial Corp.	6.183%	1/30/2036	15,100	15,525
	Chubb INA Holdings LLC	4.150%	3/13/2043	1,616	1,368
	Chubb INA Holdings LLC	4.350%	11/3/2045	7,463	6,403
	Chubb INA Holdings LLC	2.850%	12/15/2051	5,000	3,188
	Citigroup Inc.	3.878%	1/24/2039	41,252	35,438
	Citigroup Inc.	8.125%	7/15/2039	2,000	2,502
	Citigroup Inc.	5.316%	3/26/2041	5,000	4,853
	Citigroup Inc.	5.875%	1/30/2042	3,694	3,819
	Citigroup Inc.	2.904%	11/3/2042	2,842	2,010
	Citigroup Inc.	4.650%	7/30/2045	5,125	4,471
	Citigroup Inc.	4.281%	4/24/2048	2,250	1,848
	Citigroup Inc.	4.650%	7/23/2048	9,769	8,439
	Citigroup Inc.	5.612%	3/4/2056	25,030	24,411
	Corebridge Financial Inc.	4.350%	4/5/2042	7,108	5,963
	Corebridge Financial Inc.	4.400%	4/5/2052	4,198	3,359
[6]	Eurobank SA	4.000%	2/7/2036	500	569
[7]	FMR LLC	6.450%	11/15/2039	11,936	13,062
	GATX Corp.	3.100%	6/1/2051	2,845	1,764
[7]	Global Atlantic Fin Co.	6.750%	3/15/2054	8,150	8,372
	Goldman Sachs Group Inc.	4.017%	10/31/2038	65,894	57,518
	Goldman Sachs Group Inc.	4.411%	4/23/2039	23,952	21,604
	Goldman Sachs Group Inc.	6.250%	2/1/2041	8,492	9,089
	Goldman Sachs Group Inc.	3.210%	4/22/2042	5,340	3,989
	Goldman Sachs Group Inc.	2.908%	7/21/2042	8,670	6,191
	Goldman Sachs Group Inc.	3.436%	2/24/2043	13,893	10,579
	Goldman Sachs Group Inc.	4.800%	7/8/2044	4,806	4,317
	Goldman Sachs Group Inc.	4.750%	10/21/2045	1,730	1,531
	Goldman Sachs Group Inc.	5.561%	11/19/2045	28,864	28,503
	Goldman Sachs Group Inc.	5.734%	1/28/2056	33,831	33,962
[7]	High Street Funding Trust III	5.807%	2/15/2055	4,337	4,191
	HSBC Bank USA NA	5.625%	8/15/2035	750	773
	HSBC Holdings plc	5.450%	3/3/2036	10,539	10,596
	HSBC Holdings plc	5.790%	5/13/2036	20,170	20,793
	HSBC Holdings plc	6.500%	9/15/2037	1,815	1,916
	HSBC Holdings plc	6.800%	6/1/2038	17,705	19,100
	HSBC Holdings plc	6.332%	3/9/2044	30,377	32,412
	Huntington Bancshares Inc.	6.141%	11/18/2039	2,000	2,044
	Intercontinental Exchange Inc.	2.650%	9/15/2040	1,000	721
	Intercontinental Exchange Inc.	4.250%	9/21/2048	3,451	2,835
	Intercontinental Exchange Inc.	3.000%	6/15/2050	8,514	5,543
	Intercontinental Exchange Inc.	4.950%	6/15/2052	32,487	29,191
	Intercontinental Exchange Inc.	3.000%	9/15/2060	2,357	1,421
	Intercontinental Exchange Inc.	5.200%	6/15/2062	29,849	27,680
	Invesco Finance plc	5.375%	11/30/2043	5,264	5,018
	JPMorgan Chase & Co.	5.576%	7/23/2036	20,080	20,340
	JPMorgan Chase & Co.	6.400%	5/15/2038	5,520	6,135
	JPMorgan Chase & Co.	3.882%	7/24/2038	36,372	31,961
	JPMorgan Chase & Co.	5.500%	10/15/2040	19,718	19,949
	JPMorgan Chase & Co.	3.109%	4/22/2041	9,083	6,934
	JPMorgan Chase & Co.	5.600%	7/15/2041	6,608	6,771
	JPMorgan Chase & Co.	2.525%	11/19/2041	3,910	2,740
	JPMorgan Chase & Co.	5.400%	1/6/2042	2,902	2,893
	JPMorgan Chase & Co.	3.157%	4/22/2042	25,315	19,085
	JPMorgan Chase & Co.	5.625%	8/16/2043	3,000	3,007
	JPMorgan Chase & Co.	4.850%	2/1/2044	2,070	1,909
	JPMorgan Chase & Co.	4.950%	6/1/2045	3,000	2,722

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JPMorgan Chase & Co.	5.534%	11/29/2045	48,711	48,757
	JPMorgan Chase & Co.	4.260%	2/22/2048	28,588	23,925
	JPMorgan Chase & Co.	4.032%	7/24/2048	16,301	13,134
	JPMorgan Chase & Co.	3.964%	11/15/2048	82,384	65,500
	JPMorgan Chase & Co.	3.897%	1/23/2049	35,016	27,456
	JPMorgan Chase & Co.	3.109%	4/22/2051	15,567	10,442
	JPMorgan Chase & Co.	3.328%	4/22/2052	13,179	9,154
[7]	LSEGA Financing plc	3.200%	4/6/2041	17,274	13,132
	Marsh & McLennan Cos. Inc.	4.200%	3/1/2048	1,268	1,033
	Marsh & McLennan Cos. Inc.	4.900%	3/15/2049	2,500	2,233
	Marsh & McLennan Cos. Inc.	2.900%	12/15/2051	734	455
	Marsh & McLennan Cos. Inc.	6.250%	11/1/2052	1,586	1,697
	Marsh & McLennan Cos. Inc.	5.450%	3/15/2053	2,002	1,917
	Marsh & McLennan Cos. Inc.	5.700%	9/15/2053	1,278	1,271
	Marsh & McLennan Cos. Inc.	5.450%	3/15/2054	2,452	2,348
	Marsh & McLennan Cos. Inc.	5.400%	3/15/2055	18,480	17,629
[7]	Massachusetts Mutual Life Insurance Co.	3.729%	10/15/2070	9,092	5,954
	MetLife Inc.	5.875%	2/6/2041	2,500	2,577
	MetLife Inc.	4.125%	8/13/2042	20,180	16,886
	MetLife Inc.	4.875%	11/13/2043	2,044	1,865
	MetLife Inc.	4.600%	5/13/2046	1,586	1,397
	MetLife Inc.	6.350%	3/15/2055	3,419	3,513
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/2039	4,200	3,595
[9]	Morgan Stanley	3.971%	7/22/2038	67,941	59,419
	Morgan Stanley	4.457%	4/22/2039	5,169	4,777
	Morgan Stanley	3.217%	4/22/2042	8,115	6,154
	Morgan Stanley	6.375%	7/24/2042	4,373	4,795
	Morgan Stanley	4.300%	1/27/2045	15,323	13,037
	Morgan Stanley	4.375%	1/22/2047	9,167	7,804
	Morgan Stanley	5.597%	3/24/2051	5,208	5,146
	Morgan Stanley	2.802%	1/25/2052	5,586	3,456
	Morgan Stanley	5.516%	11/19/2055	24,216	23,684
	Nasdaq Inc.	2.500%	12/21/2040	6,194	4,261
	Nasdaq Inc.	5.950%	8/15/2053	17,105	17,395
	Nasdaq Inc.	6.100%	6/28/2063	10,391	10,615
[7]	Nationwide Mutual Insurance Co.	9.375%	8/15/2039	6,744	8,899
[7]	Nippon Life Insurance Co.	6.500%	4/30/2055	1,725	1,803
[7]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/2047	6,668	5,011
[7]	Northwestern Mutual Life Insurance Co.	6.170%	5/29/2055	8,684	9,079
[7]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/2059	13,930	9,454
[7]	Omnis Funding Trust	6.722%	5/15/2055	2,543	2,633
	Progressive Corp.	4.125%	4/15/2047	1,894	1,548
	Progressive Corp.	4.200%	3/15/2048	2,472	2,030
	Progressive Corp.	3.950%	3/26/2050	1,000	778
	Progressive Corp.	3.700%	3/15/2052	700	520
	Prudential Financial Inc.	3.000%	3/10/2040	1,051	793
	Prudential Financial Inc.	4.600%	5/15/2044	1,870	1,641
	Prudential Financial Inc.	3.905%	12/7/2047	2,012	1,558
	Prudential Financial Inc.	4.418%	3/27/2048	421	349
	Prudential Financial Inc.	3.935%	12/7/2049	2,228	1,693
	Prudential Financial Inc.	4.350%	2/25/2050	2,226	1,828
	Prudential Financial Inc.	3.700%	3/13/2051	5,438	3,965
	Reinsurance Group of America Inc.	6.650%	9/15/2055	3,154	3,154
	S&P Global Inc.	3.250%	12/1/2049	2,086	1,462
	S&P Global Inc.	3.700%	3/1/2052	29,394	22,057
[8]	Scottish Widows Ltd.	7.000%	6/16/2043	500	679
	Sumitomo Mitsui Financial Group Inc.	5.836%	7/9/2044	3,000	3,030
	Sumitomo Mitsui Financial Group Inc.	5.796%	7/8/2046	8,690	8,654
[7]	Teachers Insurance & Annuity Association of America	3.300%	5/15/2050	12,040	8,013
	Travelers Cos. Inc.	4.600%	8/1/2043	1,236	1,096
	Travelers Cos. Inc.	3.750%	5/15/2046	2,959	2,286
	Travelers Cos. Inc.	4.000%	5/30/2047	2,760	2,199
	Travelers Cos. Inc.	3.050%	6/8/2051	31,167	20,338
	Travelers Cos. Inc.	5.450%	5/25/2053	4,088	3,972
	Travelers Cos. Inc.	5.700%	7/24/2055	7,510	7,572
	UBS AG	4.500%	6/26/2048	2,400	2,068
[7]	UBS Group AG	5.699%	2/8/2035	12,721	13,168
[7]	UBS Group AG	5.580%	5/9/2036	11,030	11,236
	UBS Group AG	4.875%	5/15/2045	11,600	10,473
[7]	UBS Group AG	5.379%	9/6/2045	16,380	15,796

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Visa Inc.	4.300%	12/14/2045	11,473	9,871
	Visa Inc.	3.650%	9/15/2047	12,365	9,547
	Wachovia Corp.	5.500%	8/1/2035	1,600	1,625
	Wells Fargo & Co.	3.068%	4/30/2041	11,531	8,690
	Wells Fargo & Co.	5.375%	11/2/2043	20,163	19,118
	Wells Fargo & Co.	5.606%	1/15/2044	66,668	64,813
	Wells Fargo & Co.	4.650%	11/4/2044	7,332	6,281
	Wells Fargo & Co.	3.900%	5/1/2045	8,414	6,676
	Wells Fargo & Co.	4.900%	11/17/2045	6,221	5,482
	Wells Fargo & Co.	4.400%	6/14/2046	14,069	11,533
	Wells Fargo & Co.	4.750%	12/7/2046	21,323	18,371
	Wells Fargo & Co.	5.013%	4/4/2051	42,840	38,767
	Wells Fargo & Co.	4.611%	4/25/2053	34,404	29,337
	Wells Fargo Bank NA	5.850%	2/1/2037	2,000	2,076
	Wells Fargo Bank NA	6.600%	1/15/2038	3,000	3,313
	Westpac Banking Corp.	2.963%	11/16/2040	2,211	1,632
	Westpac Banking Corp.	3.133%	11/18/2041	4,318	3,152
					1,854,398
Health Care (12.4%)
	Abbott Laboratories	5.300%	5/27/2040	5,466	5,521
	Abbott Laboratories	4.900%	11/30/2046	23,350	21,763
	AbbVie Inc.	4.300%	5/14/2036	1,000	938
	AbbVie Inc.	4.050%	11/21/2039	7,635	6,656
	AbbVie Inc.	4.400%	11/6/2042	6,217	5,441
	AbbVie Inc.	5.350%	3/15/2044	5,716	5,575
	AbbVie Inc.	4.850%	6/15/2044	27,922	25,617
	AbbVie Inc.	4.700%	5/14/2045	19,274	17,196
	AbbVie Inc.	4.450%	5/14/2046	6,471	5,536
	AbbVie Inc.	4.875%	11/14/2048	3,217	2,895
	AbbVie Inc.	4.250%	11/21/2049	73,178	59,678
	AbbVie Inc.	5.400%	3/15/2054	5,879	5,665
	AbbVie Inc.	5.500%	3/15/2064	14,520	13,958
	AdventHealth Obligated Group	2.795%	11/15/2051	3,171	1,927
	Advocate Health & Hospitals Corp.	4.272%	8/15/2048	5,453	4,463
	Advocate Health & Hospitals Corp.	3.387%	10/15/2049	7,803	5,487
	Aetna Inc.	4.750%	3/15/2044	1,741	1,464
[4]	Allina Health System	3.887%	4/15/2049	3,607	2,683
	Amgen Inc.	4.950%	10/1/2041	2,415	2,213
	Amgen Inc.	5.650%	6/15/2042	3,000	2,974
	Amgen Inc.	5.600%	3/2/2043	4,901	4,836
	Amgen Inc.	4.875%	3/1/2053	2,000	1,731
	Amgen Inc.	5.750%	3/2/2063	1,750	1,683
	AstraZeneca plc	4.000%	9/18/2042	278	235
	AstraZeneca plc	4.375%	11/16/2045	9,256	8,045
	AstraZeneca plc	4.375%	8/17/2048	12,000	10,297
	AstraZeneca plc	3.000%	5/28/2051	14,324	9,542
	Baptist Health South Florida Foundation Inc.	3.115%	11/15/2071	2,337	1,333
	Baptist Healthcare System Obligated Group	3.540%	8/15/2050	1,503	1,054
[6]	Bayer AG	1.000%	1/12/2036	1,400	1,191
	Baylor Scott & White Holdings	2.839%	11/15/2050	7,343	4,591
	Beth Israel Lahey Health Inc.	3.080%	7/1/2051	1,950	1,214
	Bristol-Myers Squibb Co.	4.125%	6/15/2039	17,807	15,699
	Bristol-Myers Squibb Co.	2.350%	11/13/2040	17,087	11,607
	Bristol-Myers Squibb Co.	4.350%	11/15/2047	3,386	2,808
	Bristol-Myers Squibb Co.	4.550%	2/20/2048	777	661
	Bristol-Myers Squibb Co.	4.250%	10/26/2049	75,990	60,927
	Bristol-Myers Squibb Co.	2.550%	11/13/2050	6,436	3,735
	Bristol-Myers Squibb Co.	5.550%	2/22/2054	18,090	17,518
	Bristol-Myers Squibb Co.	3.900%	3/15/2062	30,696	21,810
	Bristol-Myers Squibb Co.	6.400%	11/15/2063	15,125	16,201
	Bristol-Myers Squibb Co.	5.650%	2/22/2064	15,052	14,535
	Cardinal Health Inc.	5.750%	11/15/2054	4,355	4,248
	Children's Health System of Texas	2.511%	8/15/2050	2,757	1,582
	Children's Hospital of Philadelphia	2.704%	7/1/2050	1,353	827
	City of Hope	5.623%	11/15/2043	1,955	1,874
	City of Hope	4.378%	8/15/2048	1,753	1,398
	CommonSpirit Health	4.187%	10/1/2049	1,497	1,160
	CommonSpirit Health	5.548%	12/1/2054	5,719	5,380
[7]	CSL Finance plc	4.750%	4/27/2052	8,946	7,621

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Danaher Corp.	2.600%	10/1/2050	4,094	2,466
	Danaher Corp.	2.800%	12/10/2051	2,399	1,488
	Dignity Health	4.500%	11/1/2042	1,052	882
	Dignity Health	5.267%	11/1/2064	765	675
	Elevance Health Inc.	5.650%	6/15/2054	3,510	3,324
	Elevance Health Inc.	5.700%	2/15/2055	3,580	3,418
	Eli Lilly & Co.	3.875%	3/15/2039	100	85
	Eli Lilly & Co.	5.000%	2/9/2054	4,027	3,718
	Eli Lilly & Co.	5.050%	8/14/2054	39,126	36,457
	Eli Lilly & Co.	5.500%	2/12/2055	9,860	9,826
	Eli Lilly & Co.	4.950%	2/27/2063	7,011	6,295
	Eli Lilly & Co.	5.100%	2/9/2064	13,426	12,339
	Eli Lilly & Co.	5.600%	2/12/2065	27,927	27,928
	Gilead Sciences Inc.	5.550%	10/15/2053	12,160	11,951
	Gilead Sciences Inc.	5.500%	11/15/2054	31,370	30,647
	Gilead Sciences Inc.	5.600%	11/15/2064	4,335	4,232
	GlaxoSmithKline Capital Inc.	6.375%	5/15/2038	3,603	3,977
	Hackensack Meridian Health Inc.	2.875%	9/1/2050	1,378	860
[7]	Health Care Service Corp. A Mutual Legal Reserve Co.	5.875%	6/15/2054	8,298	7,945
	Inova Health System Foundation	4.068%	5/15/2052	4,000	3,136
	Johnson & Johnson	3.750%	3/3/2047	19,221	15,306
	Johnson & Johnson	5.250%	6/1/2054	22,811	22,481
	Kaiser Foundation Hospitals	2.810%	6/1/2041	11,257	8,035
	Kaiser Foundation Hospitals	4.150%	5/1/2047	4,943	4,038
	Kaiser Foundation Hospitals	3.266%	11/1/2049	205	141
	Kaiser Foundation Hospitals	3.002%	6/1/2051	32,969	21,262
	Mass General Brigham Inc.	3.192%	7/1/2049	5,607	3,814
	Mass General Brigham Inc.	3.342%	7/1/2060	22,954	14,832
	Mayo Clinic	3.196%	11/15/2061	15,496	9,623
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/2052	2,000	1,583
	Merck & Co. Inc.	3.900%	3/7/2039	4,400	3,829
	Merck & Co. Inc.	4.150%	5/18/2043	428	361
	Merck & Co. Inc.	4.900%	5/17/2044	12,077	11,172
	Merck & Co. Inc.	3.700%	2/10/2045	48,563	37,819
	Merck & Co. Inc.	2.750%	12/10/2051	11,864	7,207
	Merck & Co. Inc.	5.000%	5/17/2053	435	396
	Merck & Co. Inc.	2.900%	12/10/2061	2,320	1,332
	Merck & Co. Inc.	5.150%	5/17/2063	9,129	8,308
	Mount Nittany Medical Center Obligated Group	3.799%	11/15/2052	1,000	725
	Mount Sinai Hospital	3.737%	7/1/2049	111	76
	Mount Sinai Hospital	3.391%	7/1/2050	2,000	1,235
[6]	MSD Netherlands Capital BV	3.750%	5/30/2054	1,100	1,150
	New York & Presbyterian Hospital	4.063%	8/1/2056	3,941	3,029
	Northwell Healthcare Inc.	4.800%	11/1/2042	1,052	914
	Northwell Healthcare Inc.	3.979%	11/1/2046	1,954	1,506
	Northwell Healthcare Inc.	4.260%	11/1/2047	1,042	828
	Northwell Healthcare Inc.	3.809%	11/1/2049	2,322	1,683
	Northwestern Memorial Healthcare Obligated Group	2.633%	7/15/2051	3,757	2,252
	Novant Health Inc.	3.168%	11/1/2051	5,757	3,758
	Novant Health Inc.	3.318%	11/1/2061	10,375	6,562
	Novartis Capital Corp.	4.400%	5/6/2044	18,519	16,349
	Novartis Capital Corp.	4.700%	9/18/2054	16,135	14,301
	NYU Langone Hospitals	4.784%	7/1/2044	1,954	1,751
[4]	Orlando Health Obligated Group	3.327%	10/1/2050	1,461	1,019
	PeaceHealth Obligated Group	4.787%	11/15/2048	1,564	1,303
	Pfizer Inc.	4.100%	9/15/2038	15,341	13,629
	Pfizer Inc.	3.900%	3/15/2039	25,485	22,014
	Pfizer Inc.	7.200%	3/15/2039	23,405	27,536
	Pfizer Inc.	2.550%	5/28/2040	5,274	3,752
	Pfizer Inc.	4.300%	6/15/2043	3,059	2,615
	Pfizer Inc.	4.400%	5/15/2044	6,087	5,275
	Pfizer Inc.	4.125%	12/15/2046	3,867	3,136
	Pfizer Inc.	4.200%	9/15/2048	2,552	2,074
	Pfizer Investment Enterprises Pte Ltd.	5.110%	5/19/2043	55,116	52,099
	Pfizer Investment Enterprises Pte Ltd.	5.300%	5/19/2053	36,885	34,467
	Pfizer Investment Enterprises Pte Ltd.	5.340%	5/19/2063	31,318	28,642
	Piedmont Healthcare Inc.	2.719%	1/1/2042	2,171	1,501
[4]	Providence St. Joseph Health Obligated Group	3.930%	10/1/2048	50	37
[7]	Roche Holdings Inc.	4.000%	11/28/2044	1,675	1,382
[7]	Roche Holdings Inc.	2.607%	12/13/2051	11,466	6,901

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Roche Holdings Inc.	5.218%	3/8/2054	8,814	8,470
	Stanford Health Care	3.027%	8/15/2051	13,638	8,822
	Sutter Health	3.161%	8/15/2040	17,083	13,115
	Sutter Health	5.547%	8/15/2053	1,586	1,546
[6]	Thermo Fisher Scientific Finance I BV	1.625%	10/18/2041	400	328
[6]	Thermo Fisher Scientific Finance I BV	2.000%	10/18/2051	200	148
[6]	Thermo Fisher Scientific Inc.	1.875%	10/1/2049	214	157
[4]	Trinity Health Corp.	3.434%	12/1/2048	1,101	801
	UnitedHealth Group Inc.	5.800%	3/15/2036	85	88
	UnitedHealth Group Inc.	3.500%	8/15/2039	11,919	9,524
	UnitedHealth Group Inc.	2.750%	5/15/2040	1,642	1,173
	UnitedHealth Group Inc.	5.950%	2/15/2041	8,946	9,116
	UnitedHealth Group Inc.	3.050%	5/15/2041	17,141	12,502
	UnitedHealth Group Inc.	4.375%	3/15/2042	18,189	15,571
	UnitedHealth Group Inc.	3.950%	10/15/2042	4,108	3,292
	UnitedHealth Group Inc.	5.500%	7/15/2044	20,486	19,740
	UnitedHealth Group Inc.	4.750%	7/15/2045	33,679	29,404
	UnitedHealth Group Inc.	4.250%	4/15/2047	12,179	9,731
	UnitedHealth Group Inc.	3.750%	10/15/2047	21,039	15,419
	UnitedHealth Group Inc.	4.250%	6/15/2048	21,793	17,247
	UnitedHealth Group Inc.	3.700%	8/15/2049	18,322	13,119
	UnitedHealth Group Inc.	2.900%	5/15/2050	3,214	1,972
	UnitedHealth Group Inc.	3.250%	5/15/2051	21,107	13,770
	UnitedHealth Group Inc.	4.750%	5/15/2052	12,297	10,342
	UnitedHealth Group Inc.	5.875%	2/15/2053	14,718	14,530
	UnitedHealth Group Inc.	5.050%	4/15/2053	2,100	1,846
	UnitedHealth Group Inc.	5.375%	4/15/2054	15,051	13,843
	UnitedHealth Group Inc.	5.625%	7/15/2054	38,801	36,953
	UnitedHealth Group Inc.	5.950%	6/15/2055	7,700	7,700
	UnitedHealth Group Inc.	3.875%	8/15/2059	2,345	1,631
	UnitedHealth Group Inc.	4.950%	5/15/2062	4,000	3,371
	UnitedHealth Group Inc.	6.050%	2/15/2063	3,594	3,587
	UnitedHealth Group Inc.	5.200%	4/15/2063	10,445	9,140
	UnitedHealth Group Inc.	5.500%	4/15/2064	24,937	22,834
	Wyeth LLC	5.950%	4/1/2037	27,157	28,831
	Yale-New Haven Health Services Corp.	2.496%	7/1/2050	1,378	787
					1,400,132
Industrials (6.5%)
[7]	BAE Systems plc	5.500%	3/26/2054	13,963	13,718
	Boeing Co.	3.625%	2/1/2031	810	763
	Boeing Co.	6.528%	5/1/2034	2,825	3,074
	Boeing Co.	6.858%	5/1/2054	3,050	3,356
	Boeing Co.	7.008%	5/1/2064	1,842	2,036
	Burlington Northern Santa Fe LLC	5.050%	3/1/2041	3,000	2,851
	Burlington Northern Santa Fe LLC	4.950%	9/15/2041	2,148	2,015
	Burlington Northern Santa Fe LLC	4.400%	3/15/2042	18,481	16,160
	Burlington Northern Santa Fe LLC	4.375%	9/1/2042	30,678	26,587
	Burlington Northern Santa Fe LLC	4.450%	3/15/2043	1,500	1,309
	Burlington Northern Santa Fe LLC	5.150%	9/1/2043	2,552	2,437
	Burlington Northern Santa Fe LLC	4.900%	4/1/2044	11,521	10,680
	Burlington Northern Santa Fe LLC	4.550%	9/1/2044	28,393	24,931
	Burlington Northern Santa Fe LLC	4.150%	4/1/2045	6,196	5,119
	Burlington Northern Santa Fe LLC	4.050%	6/15/2048	5,104	4,084
	Burlington Northern Santa Fe LLC	4.150%	12/15/2048	16,365	13,242
	Burlington Northern Santa Fe LLC	3.550%	2/15/2050	14,497	10,519
	Burlington Northern Santa Fe LLC	3.050%	2/15/2051	4,428	2,896
	Burlington Northern Santa Fe LLC	3.300%	9/15/2051	13,475	9,218
	Burlington Northern Santa Fe LLC	2.875%	6/15/2052	5,860	3,643
	Burlington Northern Santa Fe LLC	5.200%	4/15/2054	4,586	4,284
	Burlington Northern Santa Fe LLC	5.500%	3/15/2055	3,543	3,457
	Burlington Northern Santa Fe LLC	5.800%	3/15/2056	15,830	16,097
	Canadian National Railway Co.	3.650%	2/3/2048	21,311	16,111
	Canadian Pacific Railway Co.	3.100%	12/2/2051	4,798	3,127
	Caterpillar Inc.	5.200%	5/15/2035	12,555	12,795
	Caterpillar Inc.	6.050%	8/15/2036	3,131	3,402
	Caterpillar Inc.	3.803%	8/15/2042	19,467	15,965
	Caterpillar Inc.	5.500%	5/15/2055	2,610	2,581
	CSX Corp.	4.750%	5/30/2042	5,071	4,617
	CSX Corp.	3.800%	11/1/2046	4,214	3,253

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CSX Corp.	3.350%	9/15/2049	7,500	5,197
	CSX Corp.	3.800%	4/15/2050	1,167	876
	CSX Corp.	4.500%	11/15/2052	6,000	5,014
	CSX Corp.	4.900%	3/15/2055	28,931	25,611
	Deere & Co.	5.700%	1/19/2055	11,831	12,140
	Emerson Electric Co.	5.250%	11/15/2039	1,000	1,001
	General Dynamics Corp.	4.250%	4/1/2040	8,641	7,730
	General Electric Co.	4.900%	1/29/2036	30,755	30,662
	Honeywell International Inc.	5.375%	3/1/2041	6,360	6,439
	Honeywell International Inc.	5.250%	3/1/2054	33,023	31,049
	Lockheed Martin Corp.	4.070%	12/15/2042	10,459	8,718
	Lockheed Martin Corp.	3.800%	3/1/2045	8,646	6,786
	Lockheed Martin Corp.	4.700%	5/15/2046	4,572	4,050
	Lockheed Martin Corp.	2.800%	6/15/2050	18,278	11,363
	Lockheed Martin Corp.	4.090%	9/15/2052	24,031	18,759
	Lockheed Martin Corp.	4.150%	6/15/2053	40,008	31,421
	Lockheed Martin Corp.	5.200%	2/15/2055	8,165	7,610
	Lockheed Martin Corp.	4.300%	6/15/2062	5,168	4,014
	Lockheed Martin Corp.	5.900%	11/15/2063	3,000	3,065
	Lockheed Martin Corp.	5.200%	2/15/2064	14,335	13,030
[8]	Motability Operations Group plc	2.125%	1/18/2042	200	156
[8]	Motability Operations Group plc	4.875%	1/17/2043	200	227
	Norfolk Southern Corp.	2.900%	8/25/2051	12,800	8,005
	Norfolk Southern Corp.	3.155%	5/15/2055	2,415	1,535
	Northrop Grumman Corp.	5.050%	11/15/2040	3,000	2,859
	Northrop Grumman Corp.	4.030%	10/15/2047	8,875	7,040
	Northrop Grumman Corp.	5.250%	5/1/2050	700	657
	Northrop Grumman Corp.	4.950%	3/15/2053	10,888	9,722
	Northrop Grumman Corp.	5.200%	6/1/2054	33,152	30,714
	Rockwell Automation Inc.	2.800%	8/15/2061	11,962	6,891
	RTX Corp.	6.125%	7/15/2038	164	176
	RTX Corp.	5.700%	4/15/2040	1,000	1,029
	RTX Corp.	4.875%	10/15/2040	5,477	5,123
[7]	Siemens Funding BV	5.800%	5/28/2055	4,510	4,682
[7]	Siemens Funding BV	5.900%	5/28/2065	10,050	10,478
	Union Pacific Corp.	3.200%	5/20/2041	12,935	9,834
	Union Pacific Corp.	3.375%	2/14/2042	25,755	19,780
	Union Pacific Corp.	3.500%	2/14/2053	18,375	12,880
	Union Pacific Corp.	5.600%	12/1/2054	27,859	27,584
	Union Pacific Corp.	3.550%	5/20/2061	7,729	5,138
	Union Pacific Corp.	5.150%	1/20/2063	17,912	16,195
	Union Pacific Corp.	3.850%	2/14/2072	8,674	5,940
	United Parcel Service Inc.	4.875%	11/15/2040	3,000	2,800
	United Parcel Service Inc.	3.625%	10/1/2042	196	152
	United Parcel Service Inc.	5.500%	5/22/2054	21,858	20,964
	United Parcel Service Inc.	5.950%	5/14/2055	2,175	2,211
	United Parcel Service Inc.	6.050%	5/14/2065	13,375	13,611
	Waste Management Inc.	5.350%	10/15/2054	24,100	23,278
					728,523
Materials (1.2%)
[6]	Air Products & Chemicals Inc.	3.450%	2/14/2037	431	474
	Air Products & Chemicals Inc.	2.700%	5/15/2040	2,056	1,487
	BHP Billiton Finance USA Ltd.	4.125%	2/24/2042	22,862	19,592
	BHP Billiton Finance USA Ltd.	5.000%	9/30/2043	14,242	13,453
	BHP Billiton Finance USA Ltd.	5.500%	9/8/2053	4,014	3,962
	Ecolab Inc.	2.700%	12/15/2051	17,390	10,587
	Linde Inc.	3.550%	11/7/2042	1,807	1,420
	Linde Inc.	2.000%	8/10/2050	112	59
[6]	Linde plc	3.750%	6/4/2044	1,000	1,110
	Martin Marietta Materials Inc.	5.500%	12/1/2054	3,344	3,212
	Nucor Corp.	5.200%	8/1/2043	1,000	956
	Nucor Corp.	4.400%	5/1/2048	1,000	832
	Nutrien Ltd.	5.875%	12/1/2036	1,520	1,567
	Nutrien Ltd.	4.900%	6/1/2043	3,995	3,564
	Nutrien Ltd.	5.250%	1/15/2045	3,000	2,773
	Rio Tinto Alcan Inc.	5.750%	6/1/2035	2,000	2,111
	Rio Tinto Finance USA Ltd.	5.200%	11/2/2040	2,292	2,241
	Rio Tinto Finance USA Ltd.	2.750%	11/2/2051	20,435	12,359
	Rio Tinto Finance USA plc	4.125%	8/21/2042	22,956	19,334

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Rio Tinto Finance USA plc	5.125%	3/9/2053	4,122	3,785
	Rio Tinto Finance USA plc	5.750%	3/14/2055	20,310	20,342
	Rio Tinto Finance USA plc	5.875%	3/14/2065	3,470	3,485
	Smurfit Kappa Treasury ULC	5.777%	4/3/2054	5,485	5,463
					134,168
Real Estate (0.6%)
	Alexandria Real Estate Equities Inc.	5.625%	5/15/2054	1,850	1,732
	American Homes 4 Rent LP	3.375%	7/15/2051	2,045	1,342
	American Homes 4 Rent LP	4.300%	4/15/2052	2,500	1,935
	Essex Portfolio LP	4.500%	3/15/2048	1,828	1,531
	Kilroy Realty LP	6.250%	1/15/2036	1,399	1,404
	Mid-America Apartments LP	2.875%	9/15/2051	2,410	1,517
	Prologis LP	5.250%	6/15/2053	2,361	2,205
	Prologis LP	5.250%	3/15/2054	7,790	7,270
	Public Storage Operating Co.	5.350%	8/1/2053	7,761	7,406
	Realty Income Corp.	5.375%	9/1/2054	3,686	3,508
	Simon Property Group LP	6.750%	2/1/2040	1,152	1,295
	Simon Property Group LP	4.250%	10/1/2044	3,011	2,497
	Simon Property Group LP	4.250%	11/30/2046	3,000	2,442
	Simon Property Group LP	3.250%	9/13/2049	24,990	16,836
	Simon Property Group LP	3.800%	7/15/2050	1,686	1,252
	Simon Property Group LP	5.850%	3/8/2053	5,482	5,487
	Simon Property Group LP	6.650%	1/15/2054	4,231	4,666
[6]	Unibail-Rodamco-Westfield SE	1.750%	7/1/2049	900	633
					64,958
Technology (7.0%)
	Advanced Micro Devices Inc.	4.393%	6/1/2052	3,510	2,936
	Apple Inc.	3.850%	5/4/2043	34,227	28,470
	Apple Inc.	3.450%	2/9/2045	24,076	18,519
	Apple Inc.	4.375%	5/13/2045	9,370	8,231
	Apple Inc.	4.650%	2/23/2046	17,385	15,783
	Apple Inc.	3.850%	8/4/2046	19,475	15,657
	Apple Inc.	4.250%	2/9/2047	25,116	21,397
	Apple Inc.	3.750%	11/13/2047	12,963	10,177
	Apple Inc.	2.950%	9/11/2049	24,887	16,577
	Apple Inc.	2.650%	2/8/2051	44,470	27,408
	Apple Inc.	2.700%	8/5/2051	34,387	21,364
	Applied Materials Inc.	5.100%	10/1/2035	95	97
	Cisco Systems Inc.	5.900%	2/15/2039	8,447	9,008
	Cisco Systems Inc.	5.500%	1/15/2040	25,212	25,802
	Cisco Systems Inc.	5.300%	2/26/2054	10,774	10,371
	Cisco Systems Inc.	5.500%	2/24/2055	12,563	12,443
	Cisco Systems Inc.	5.350%	2/26/2064	13,334	12,829
[6]	Fiserv Funding ULC	4.000%	6/15/2036	238	272
[7]	Foundry JV Holdco LLC	6.100%	1/25/2036	8,544	8,755
[7]	Foundry JV Holdco LLC	6.200%	1/25/2037	14,030	14,407
	Hewlett Packard Enterprise Co.	5.600%	10/15/2054	4,855	4,470
	IBM International Capital Pte. Ltd.	5.250%	2/5/2044	49,825	47,589
	IBM International Capital Pte. Ltd.	5.300%	2/5/2054	29,553	27,440
	Intel Corp.	3.734%	12/8/2047	1,374	938
	Intel Corp.	3.050%	8/12/2051	916	529
	Intel Corp.	5.600%	2/21/2054	3,237	2,873
	Intel Corp.	3.100%	2/15/2060	4,340	2,327
	International Business Machines Corp.	4.150%	5/15/2039	15,994	14,002
	International Business Machines Corp.	4.000%	6/20/2042	4,654	3,840
	International Business Machines Corp.	4.250%	5/15/2049	25,992	20,819
	International Business Machines Corp.	3.430%	2/9/2052	6,594	4,485
	International Business Machines Corp.	4.900%	7/27/2052	16,029	14,089
	KLA Corp.	5.000%	3/15/2049	1,326	1,222
	KLA Corp.	4.950%	7/15/2052	3,998	3,626
	Microsoft Corp.	2.525%	6/1/2050	133,974	82,522
	Microsoft Corp.	2.921%	3/17/2052	60,981	40,263
	Microsoft Corp.	2.675%	6/1/2060	30,877	17,968
	Microsoft Corp.	3.041%	3/17/2062	9,995	6,323
	NVIDIA Corp.	3.500%	4/1/2040	20,926	17,565
	NVIDIA Corp.	3.500%	4/1/2050	18,967	14,200
	NVIDIA Corp.	3.700%	4/1/2060	10,107	7,444
	Oracle Corp.	6.500%	4/15/2038	13,125	14,129
	Oracle Corp.	5.375%	7/15/2040	14,344	13,794

Long-Term Investment-Grade Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Oracle Corp.	4.125%	5/15/2045	7,110	5,593
Oracle Corp.	4.000%	7/15/2046	13,486	10,287
Oracle Corp.	6.000%	8/3/2055	9,238	9,055
Oracle Corp.	6.125%	8/3/2065	9,249	9,073
QUALCOMM Inc.	4.800%	5/20/2045	9,170	8,325
QUALCOMM Inc.	4.300%	5/20/2047	27,605	22,938
QUALCOMM Inc.	4.500%	5/20/2052	19,198	16,142
QUALCOMM Inc.	6.000%	5/20/2053	7,974	8,367
Salesforce Inc.	2.700%	7/15/2041	5,402	3,858
Salesforce Inc.	2.900%	7/15/2051	24,149	15,349
Salesforce Inc.	3.050%	7/15/2061	15,896	9,683
Synopsys Inc.	5.700%	4/1/2055	4,650	4,587
Texas Instruments Inc.	3.875%	3/15/2039	6,053	5,280
Texas Instruments Inc.	2.700%	9/15/2051	3,000	1,814
Texas Instruments Inc.	4.100%	8/16/2052	1,250	984
Texas Instruments Inc.	5.150%	2/8/2054	3,682	3,457
Texas Instruments Inc.	5.050%	5/18/2063	10,264	9,292
				787,044
Utilities (14.6%)
AEP Transmission Co. LLC	3.750%	12/1/2047	21,097	15,918
AEP Transmission Co. LLC	3.650%	4/1/2050	138	101
AEP Transmission Co. LLC	4.500%	6/15/2052	2,412	2,019
AEP Transmission Co. LLC	5.400%	3/15/2053	1,190	1,143
Alabama Power Co.	6.000%	3/1/2039	5,617	5,965
Alabama Power Co.	5.500%	3/15/2041	13,733	13,686
Alabama Power Co.	5.200%	6/1/2041	11,499	10,843
Alabama Power Co.	3.850%	12/1/2042	1,076	862
Alabama Power Co.	3.750%	3/1/2045	17,644	13,673
Alabama Power Co.	3.450%	10/1/2049	554	393
Alabama Power Co.	3.125%	7/15/2051	2,906	1,929
Ameren Illinois Co.	4.500%	3/15/2049	17,578	14,832
Ameren Illinois Co.	2.900%	6/15/2051	3,172	1,975
Ameren Illinois Co.	5.900%	12/1/2052	2,763	2,820
Appalachian Power Co.	4.400%	5/15/2044	2,097	1,722
Appalachian Power Co.	3.700%	5/1/2050	3,760	2,636
Atmos Energy Corp.	4.150%	1/15/2043	1,521	1,269
Atmos Energy Corp.	4.125%	10/15/2044	2,150	1,774
Atmos Energy Corp.	3.375%	9/15/2049	3,131	2,164
Atmos Energy Corp.	6.200%	11/15/2053	2,674	2,870
Atmos Energy Corp.	5.000%	12/15/2054	16,495	14,921
Baltimore Gas & Electric Co.	6.350%	10/1/2036	1,176	1,281
Baltimore Gas & Electric Co.	3.750%	8/15/2047	1,500	1,136
Baltimore Gas & Electric Co.	4.250%	9/15/2048	19,737	15,889
Baltimore Gas & Electric Co.	4.550%	6/1/2052	5,982	5,038
Berkshire Hathaway Energy Co.	6.125%	4/1/2036	42	45
Berkshire Hathaway Energy Co.	5.950%	5/15/2037	4,983	5,269
Berkshire Hathaway Energy Co.	5.150%	11/15/2043	18,638	17,568
Berkshire Hathaway Energy Co.	4.500%	2/1/2045	29,914	25,759
Berkshire Hathaway Energy Co.	3.800%	7/15/2048	112	84
Berkshire Hathaway Energy Co.	4.450%	1/15/2049	5,128	4,258
Berkshire Hathaway Energy Co.	2.850%	5/15/2051	3,000	1,845
CenterPoint Energy Houston Electric LLC	2.900%	7/1/2050	5,334	3,361
CenterPoint Energy Houston Electric LLC	3.600%	3/1/2052	2,000	1,445
CenterPoint Energy Houston Electric LLC	4.850%	10/1/2052	52	46
CenterPoint Energy Houston Electric LLC	5.300%	4/1/2053	1,842	1,762
CenterPoint Energy Resources Corp.	5.850%	1/15/2041	1,500	1,500
CMS Energy Corp.	4.875%	3/1/2044	3,048	2,696
Commonwealth Edison Co.	5.900%	3/15/2036	2,956	3,130
Commonwealth Edison Co.	3.800%	10/1/2042	16,152	12,846
Commonwealth Edison Co.	4.600%	8/15/2043	11,661	10,209
Commonwealth Edison Co.	4.700%	1/15/2044	2,647	2,373
Commonwealth Edison Co.	3.700%	3/1/2045	13,244	10,198
Commonwealth Edison Co.	4.350%	11/15/2045	8,500	7,168
Commonwealth Edison Co.	3.650%	6/15/2046	3,318	2,505
Commonwealth Edison Co.	4.000%	3/1/2048	6,534	5,149
Commonwealth Edison Co.	4.000%	3/1/2049	10,053	7,803
Commonwealth Edison Co.	3.000%	3/1/2050	2,000	1,293
Commonwealth Edison Co.	3.125%	3/15/2051	2,138	1,411
Commonwealth Edison Co.	2.750%	9/1/2051	1,500	909

Long-Term Investment-Grade Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Commonwealth Edison Co.	3.850%	3/15/2052	1,500	1,126
Commonwealth Edison Co.	5.300%	2/1/2053	2,290	2,158
Commonwealth Edison Co.	5.950%	6/1/2055	11,905	12,348
Connecticut Light & Power Co.	6.350%	6/1/2036	956	1,036
Connecticut Light & Power Co.	4.300%	4/15/2044	1,502	1,270
Connecticut Light & Power Co.	4.150%	6/1/2045	12,588	10,255
Consolidated Edison Co. of New York Inc.	5.850%	3/15/2036	956	999
Consolidated Edison Co. of New York Inc.	6.200%	6/15/2036	7,930	8,514
Consolidated Edison Co. of New York Inc.	6.750%	4/1/2038	1,818	2,058
Consolidated Edison Co. of New York Inc.	5.500%	12/1/2039	6,987	6,998
Consolidated Edison Co. of New York Inc.	5.700%	6/15/2040	861	875
Consolidated Edison Co. of New York Inc.	4.200%	3/15/2042	8,145	6,926
Consolidated Edison Co. of New York Inc.	3.950%	3/1/2043	9,516	7,733
Consolidated Edison Co. of New York Inc.	4.450%	3/15/2044	40,131	34,633
Consolidated Edison Co. of New York Inc.	4.500%	12/1/2045	86	74
Consolidated Edison Co. of New York Inc.	3.850%	6/15/2046	7,086	5,474
Consolidated Edison Co. of New York Inc.	3.875%	6/15/2047	1,068	813
Consolidated Edison Co. of New York Inc.	4.650%	12/1/2048	3,063	2,642
Consolidated Edison Co. of New York Inc.	4.125%	5/15/2049	1,086	854
Consolidated Edison Co. of New York Inc.	3.950%	4/1/2050	2,000	1,550
Consolidated Edison Co. of New York Inc.	3.200%	12/1/2051	28,643	18,952
Consolidated Edison Co. of New York Inc.	5.900%	11/15/2053	16,716	17,027
Consolidated Edison Co. of New York Inc.	5.700%	5/15/2054	19,521	19,386
Consolidated Edison Co. of New York Inc.	4.500%	5/15/2058	1,041	842
Consolidated Edison Co. of New York Inc.	3.000%	12/1/2060	15,330	9,085
Consumers Energy Co.	3.750%	2/15/2050	2,090	1,561
Consumers Energy Co.	3.100%	8/15/2050	22,969	15,337
Consumers Energy Co.	2.650%	8/15/2052	1,032	627
Consumers Energy Co.	4.200%	9/1/2052	2,500	2,025
Dominion Energy Inc.	4.050%	9/15/2042	9	7
Dominion Energy Inc.	4.850%	8/15/2052	1,500	1,268
Dominion Energy Inc.	7.000%	6/1/2054	4,096	4,376
Dominion Energy South Carolina Inc.	6.050%	1/15/2038	8,778	9,286
Dominion Energy South Carolina Inc.	5.450%	2/1/2041	3,000	2,971
Dominion Energy South Carolina Inc.	4.600%	6/15/2043	2,340	2,056
Dominion Energy South Carolina Inc.	6.250%	10/15/2053	3,093	3,326
DTE Electric Co.	4.300%	7/1/2044	3,320	2,786
DTE Electric Co.	3.700%	3/15/2045	2,921	2,263
DTE Electric Co.	2.950%	3/1/2050	2,533	1,650
DTE Electric Co.	3.250%	4/1/2051	2,000	1,363
DTE Electric Co.	5.400%	4/1/2053	2,386	2,315
DTE Electric Co.	5.850%	5/15/2055	4,190	4,322
Duke Energy Carolinas LLC	5.300%	2/15/2040	6,888	6,846
Duke Energy Carolinas LLC	4.250%	12/15/2041	12,251	10,466
Duke Energy Carolinas LLC	4.000%	9/30/2042	32,230	26,504
Duke Energy Carolinas LLC	3.750%	6/1/2045	2,429	1,878
Duke Energy Carolinas LLC	3.875%	3/15/2046	2,086	1,621
Duke Energy Carolinas LLC	3.700%	12/1/2047	1,586	1,182
Duke Energy Carolinas LLC	3.200%	8/15/2049	957	646
Duke Energy Carolinas LLC	3.450%	4/15/2051	8,745	6,153
Duke Energy Carolinas LLC	3.550%	3/15/2052	2,600	1,865
Duke Energy Corp.	6.100%	9/15/2053	2,462	2,503
Duke Energy Corp.	5.800%	6/15/2054	12,394	12,108
Duke Energy Florida LLC	6.350%	9/15/2037	766	833
Duke Energy Florida LLC	5.650%	4/1/2040	4,408	4,492
Duke Energy Florida LLC	3.850%	11/15/2042	1,466	1,167
Duke Energy Florida LLC	3.400%	10/1/2046	2,000	1,428
Duke Energy Florida LLC	4.200%	7/15/2048	3,036	2,420
Duke Energy Florida LLC	3.000%	12/15/2051	2,544	1,607
Duke Energy Florida LLC	6.200%	11/15/2053	2,580	2,748
Duke Energy Indiana LLC	6.120%	10/15/2035	1,012	1,075
Duke Energy Indiana LLC	6.350%	8/15/2038	783	852
Duke Energy Indiana LLC	6.450%	4/1/2039	1,324	1,446
Duke Energy Indiana LLC	4.200%	3/15/2042	9,468	7,845
Duke Energy Indiana LLC	4.900%	7/15/2043	22,692	20,649
Duke Energy Indiana LLC	3.250%	10/1/2049	6,220	4,222
Duke Energy Indiana LLC	2.750%	4/1/2050	10,163	6,242
Duke Energy Indiana LLC	5.400%	4/1/2053	8,960	8,520
Duke Energy Indiana LLC	5.900%	5/15/2055	7,510	7,672
Duke Energy Ohio Inc.	3.700%	6/15/2046	7,825	5,841

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Ohio Inc.	4.300%	2/1/2049	1,036	837
	Duke Energy Ohio Inc.	5.650%	4/1/2053	810	799
	Duke Energy Progress LLC	4.100%	5/15/2042	2,250	1,869
	Duke Energy Progress LLC	4.100%	3/15/2043	17,371	14,299
	Duke Energy Progress LLC	4.150%	12/1/2044	18,597	15,200
	Duke Energy Progress LLC	4.200%	8/15/2045	12,062	9,910
	Duke Energy Progress LLC	3.700%	10/15/2046	8,946	6,759
	Duke Energy Progress LLC	3.600%	9/15/2047	2,086	1,525
	Duke Energy Progress LLC	2.500%	8/15/2050	1,086	632
	Duke Energy Progress LLC	2.900%	8/15/2051	22,042	13,651
	Duke Energy Progress LLC	4.000%	4/1/2052	2,146	1,643
	Duke Energy Progress LLC	5.550%	3/15/2055	11,134	10,904
[6]	Enel Finance International NV	4.500%	2/20/2043	545	630
[6]	Engie SA	1.250%	10/24/2041	1,000	741
[8]	Engie SA	5.750%	10/28/2050	200	243
	Entergy Arkansas LLC	4.200%	4/1/2049	1,500	1,186
	Entergy Arkansas LLC	2.650%	6/15/2051	2,808	1,652
	Entergy Arkansas LLC	5.750%	6/1/2054	4,286	4,264
	Entergy Corp.	3.750%	6/15/2050	3,500	2,497
	Entergy Louisiana LLC	4.200%	9/1/2048	1,537	1,223
	Entergy Louisiana LLC	4.200%	4/1/2050	1,500	1,184
	Entergy Louisiana LLC	2.900%	3/15/2051	2,954	1,839
	Entergy Texas Inc.	5.000%	9/15/2052	421	369
	Entergy Texas Inc.	5.800%	9/1/2053	980	963
	Entergy Texas Inc.	5.550%	9/15/2054	3,788	3,609
	Evergy Kansas Central Inc.	4.125%	3/1/2042	1,123	932
	Evergy Kansas Central Inc.	4.625%	9/1/2043	1,243	1,063
	Evergy Kansas Central Inc.	3.250%	9/1/2049	1,400	927
	Evergy Kansas Central Inc.	3.450%	4/15/2050	500	344
	Exelon Corp.	5.100%	6/15/2045	2,000	1,815
	Exelon Corp.	4.450%	4/15/2046	484	400
	Exelon Corp.	4.100%	3/15/2052	2,511	1,917
	Exelon Corp.	5.600%	3/15/2053	288	275
	Exelon Corp.	5.875%	3/15/2055	7,460	7,405
	FirstEnergy Corp.	4.850%	7/15/2047	3,500	2,974
	Florida Power & Light Co.	5.650%	2/1/2037	1,500	1,557
	Florida Power & Light Co.	5.960%	4/1/2039	1,071	1,129
	Florida Power & Light Co.	5.690%	3/1/2040	669	689
	Florida Power & Light Co.	5.250%	2/1/2041	2,797	2,755
	Florida Power & Light Co.	4.050%	6/1/2042	171	143
	Florida Power & Light Co.	3.700%	12/1/2047	3,000	2,268
	Florida Power & Light Co.	3.990%	3/1/2049	2,909	2,277
	Florida Power & Light Co.	2.875%	12/4/2051	3,000	1,878
	Georgia Power Co.	4.750%	9/1/2040	25,306	23,523
	Georgia Power Co.	4.300%	3/15/2042	9,916	8,528
	Georgia Power Co.	3.700%	1/30/2050	12,845	9,573
	Georgia Power Co.	3.250%	3/15/2051	1,000	683
	Georgia Power Co.	5.125%	5/15/2052	570	532
	Idaho Power Co.	5.500%	3/15/2053	1,610	1,546
	Indiana Michigan Power Co.	3.750%	7/1/2047	4,052	3,017
	Indiana Michigan Power Co.	4.250%	8/15/2048	2,726	2,161
	Indiana Michigan Power Co.	5.625%	4/1/2053	2,452	2,400
[4]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/2042	11,045	10,572
[4]	Johnsonville Aeroderivative Combustion Turbine Generation LLC	5.078%	10/1/2054	7,576	7,158
	Kentucky Utilities Co.	5.125%	11/1/2040	5,190	5,055
	Kentucky Utilities Co.	4.375%	10/1/2045	13,419	11,288
	Kentucky Utilities Co.	3.300%	6/1/2050	2,002	1,354
	Louisville Gas & Electric Co.	4.250%	4/1/2049	7,711	6,177
[7]	Massachusetts Electric Co.	4.004%	8/15/2046	8,119	6,433
	MidAmerican Energy Co.	5.800%	10/15/2036	1,479	1,562
	MidAmerican Energy Co.	4.800%	9/15/2043	16,926	15,268
	MidAmerican Energy Co.	4.250%	5/1/2046	14,118	11,691
	MidAmerican Energy Co.	3.950%	8/1/2047	2,000	1,567
	MidAmerican Energy Co.	3.150%	4/15/2050	1,000	673
	MidAmerican Energy Co.	2.700%	8/1/2052	1,378	847
	MidAmerican Energy Co.	5.850%	9/15/2054	2,000	2,047
	MidAmerican Energy Co.	5.300%	2/1/2055	2,074	1,964
[7]	Monongahela Power Co.	5.400%	12/15/2043	7,932	7,683
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/2049	6,803	5,640
	Nevada Power Co.	5.450%	5/15/2041	8,663	8,544

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Nevada Power Co.	3.125%	8/1/2050	1,580	1,007
[7]	New England Power Co.	2.807%	10/6/2050	11,641	7,038
	NextEra Energy Capital Holdings Inc.	6.500%	8/15/2055	4,950	5,118
[7]	Niagara Mohawk Power Corp.	5.664%	1/17/2054	1,296	1,241
	NiSource Inc.	4.800%	2/15/2044	1,500	1,324
	NiSource Inc.	5.850%	4/1/2055	31,355	30,916
	Northern States Power Co.	6.250%	6/1/2036	831	909
	Northern States Power Co.	6.200%	7/1/2037	1,954	2,120
	Northern States Power Co.	5.350%	11/1/2039	936	949
	Northern States Power Co.	3.400%	8/15/2042	4,000	3,045
	Northern States Power Co.	4.000%	8/15/2045	805	647
	Northern States Power Co.	3.600%	9/15/2047	86	64
	Northern States Power Co.	2.600%	6/1/2051	6,853	4,125
	Northern States Power Co.	3.200%	4/1/2052	3,000	2,028
	Northern States Power Co.	4.500%	6/1/2052	3,102	2,617
	Northern States Power Co.	5.400%	3/15/2054	2,012	1,945
	Northern States Power Co.	5.650%	6/15/2054	4,096	4,114
	Northern States Power Co.	5.650%	5/15/2055	6,950	6,968
	NSTAR Electric Co.	3.100%	6/1/2051	1,000	657
	Oglethorpe Power Corp.	6.200%	12/1/2053	2,262	2,314
	Oglethorpe Power Corp.	5.800%	6/1/2054	2,745	2,646
	Ohio Power Co.	4.000%	6/1/2049	2,724	2,054
	Oklahoma Gas & Electric Co.	4.150%	4/1/2047	1,500	1,198
	Oklahoma Gas & Electric Co.	5.800%	4/1/2055	25,805	25,750
	Oncor Electric Delivery Co. LLC	7.500%	9/1/2038	1,435	1,699
	Oncor Electric Delivery Co. LLC	5.250%	9/30/2040	3,124	3,065
	Oncor Electric Delivery Co. LLC	3.800%	6/1/2049	1,435	1,068
	Oncor Electric Delivery Co. LLC	3.100%	9/15/2049	274	180
	Oncor Electric Delivery Co. LLC	3.700%	5/15/2050	2,195	1,598
	Oncor Electric Delivery Co. LLC	2.700%	11/15/2051	1,500	883
	Pacific Gas & Electric Co.	4.950%	7/1/2050	15,972	13,208
	PacifiCorp	5.250%	6/15/2035	1,244	1,233
	PacifiCorp	6.100%	8/1/2036	1,435	1,492
	PacifiCorp	6.250%	10/15/2037	1,966	2,061
	PacifiCorp	6.350%	7/15/2038	8,109	8,563
	PacifiCorp	6.000%	1/15/2039	1,622	1,669
	PacifiCorp	4.100%	2/1/2042	106	85
	PacifiCorp	4.125%	1/15/2049	5,981	4,540
	PacifiCorp	4.150%	2/15/2050	1,939	1,470
	PacifiCorp	5.350%	12/1/2053	3,220	2,874
	PacifiCorp	5.800%	1/15/2055	2,364	2,250
	PECO Energy Co.	4.800%	10/15/2043	7,727	6,878
	PECO Energy Co.	4.150%	10/1/2044	452	373
	PECO Energy Co.	3.700%	9/15/2047	7,828	5,913
	PECO Energy Co.	3.900%	3/1/2048	6,130	4,781
	PECO Energy Co.	2.800%	6/15/2050	3,000	1,875
	PECO Energy Co.	3.050%	3/15/2051	3,180	2,059
	PECO Energy Co.	4.600%	5/15/2052	3,170	2,709
	PECO Energy Co.	4.375%	8/15/2052	3,920	3,223
	Potomac Electric Power Co.	6.500%	11/15/2037	1,171	1,297
	Potomac Electric Power Co.	7.900%	12/15/2038	143	179
	PPL Electric Utilities Corp.	6.450%	8/15/2037	3,877	4,245
	PPL Electric Utilities Corp.	6.250%	5/15/2039	8,624	9,419
	PPL Electric Utilities Corp.	5.200%	7/15/2041	1,195	1,142
	PPL Electric Utilities Corp.	4.125%	6/15/2044	1,671	1,397
	PPL Electric Utilities Corp.	3.950%	6/1/2047	9,319	7,370
	PPL Electric Utilities Corp.	4.150%	6/15/2048	86	70
	PPL Electric Utilities Corp.	5.250%	5/15/2053	2,282	2,173
	Public Service Co. of Colorado	6.250%	9/1/2037	1,016	1,083
	Public Service Co. of Colorado	3.600%	9/15/2042	15,413	11,810
	Public Service Co. of Colorado	4.300%	3/15/2044	2,864	2,347
	Public Service Co. of Colorado	3.800%	6/15/2047	2,387	1,780
	Public Service Co. of Colorado	4.050%	9/15/2049	18,243	13,954
	Public Service Co. of New Hampshire	5.150%	1/15/2053	1,108	1,021
	Public Service Electric & Gas Co.	3.950%	5/1/2042	106	87
	Public Service Electric & Gas Co.	3.650%	9/1/2042	116	91
	Public Service Electric & Gas Co.	3.600%	12/1/2047	2,000	1,484
	Public Service Electric & Gas Co.	3.850%	5/1/2049	2,909	2,229
	Public Service Electric & Gas Co.	3.200%	8/1/2049	1,076	740
	Public Service Electric & Gas Co.	2.700%	5/1/2050	14,960	9,208

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Public Service Electric & Gas Co.	3.000%	3/1/2051	4,842	3,158
	Public Service Electric & Gas Co.	5.125%	3/15/2053	2,504	2,335
	Public Service Electric & Gas Co.	5.450%	3/1/2054	4,054	3,966
	Public Service Electric & Gas Co.	5.500%	3/1/2055	8,230	8,110
	Puget Sound Energy Inc.	6.274%	3/15/2037	479	513
	Puget Sound Energy Inc.	5.757%	10/1/2039	1,052	1,075
	Puget Sound Energy Inc.	5.795%	3/15/2040	12,300	12,596
	Puget Sound Energy Inc.	4.300%	5/20/2045	382	314
	Puget Sound Energy Inc.	4.223%	6/15/2048	5,423	4,320
	Puget Sound Energy Inc.	3.250%	9/15/2049	26,205	17,415
	Puget Sound Energy Inc.	2.893%	9/15/2051	10,586	6,485
[4,7]	Rayburn Country Securitization LLC	3.025%	12/1/2043	9,324	7,498
	San Diego Gas & Electric Co.	4.500%	8/15/2040	2,000	1,784
	San Diego Gas & Electric Co.	3.750%	6/1/2047	1,000	741
	San Diego Gas & Electric Co.	4.100%	6/15/2049	2,271	1,783
	San Diego Gas & Electric Co.	2.950%	8/15/2051	1,500	946
	San Diego Gas & Electric Co.	3.700%	3/15/2052	19,010	13,621
	San Diego Gas & Electric Co.	5.550%	4/15/2054	3,723	3,570
	Southern California Edison Co.	5.950%	2/1/2038	6,000	5,977
	Southern California Edison Co.	4.500%	9/1/2040	11,161	9,390
	Southern California Edison Co.	4.050%	3/15/2042	1,721	1,339
	Southern California Edison Co.	3.900%	3/15/2043	18,870	14,174
	Southern California Edison Co.	4.650%	10/1/2043	20,821	17,176
	Southern California Edison Co.	3.600%	2/1/2045	4,037	2,802
	Southern California Edison Co.	4.000%	4/1/2047	34,563	25,159
	Southern California Edison Co.	4.125%	3/1/2048	21,219	15,850
	Southern California Edison Co.	4.875%	3/1/2049	3,194	2,608
	Southern California Edison Co.	3.650%	2/1/2050	2,000	1,361
	Southern California Edison Co.	2.950%	2/1/2051	1,573	921
	Southern California Edison Co.	3.450%	2/1/2052	18,962	12,177
	Southern California Edison Co.	5.450%	6/1/2052	840	731
	Southern California Edison Co.	5.900%	3/1/2055	4,140	3,901
	Southern California Gas Co.	5.125%	11/15/2040	1,879	1,771
	Southern California Gas Co.	4.125%	6/1/2048	22,988	17,875
	Southern California Gas Co.	4.300%	1/15/2049	3,461	2,768
	Southern California Gas Co.	5.600%	4/1/2054	8,719	8,516
	Southern Co.	4.400%	7/1/2046	1,000	831
	Southern Co.	6.375%	3/15/2055	4,340	4,496
	Southwestern Electric Power Co.	3.900%	4/1/2045	9	7
	Southwestern Public Service Co.	4.500%	8/15/2041	1,435	1,246
	Southwestern Public Service Co.	3.400%	8/15/2046	154	105
	Southwestern Public Service Co.	3.700%	8/15/2047	9,125	6,646
	Southwestern Public Service Co.	3.150%	5/1/2050	8,014	5,156
	Tampa Electric Co.	3.450%	3/15/2051	2,172	1,502
	Tampa Electric Co.	5.000%	7/15/2052	1,400	1,240
	Tucson Electric Power Co.	3.250%	5/1/2051	14,910	9,636
	Tucson Electric Power Co.	5.500%	4/15/2053	6,833	6,411
	Union Electric Co.	3.900%	9/15/2042	4,348	3,517
	Union Electric Co.	4.000%	4/1/2048	16,076	12,589
	Union Electric Co.	3.250%	10/1/2049	2,025	1,365
	Union Electric Co.	3.900%	4/1/2052	1,586	1,200
	Union Electric Co.	5.450%	3/15/2053	2,334	2,239
	Union Electric Co.	5.250%	1/15/2054	8,060	7,472
	Virginia Electric & Power Co.	6.000%	5/15/2037	34,798	36,699
	Virginia Electric & Power Co.	6.350%	11/30/2037	1,954	2,096
	Virginia Electric & Power Co.	8.875%	11/15/2038	968	1,272
	Virginia Electric & Power Co.	4.450%	2/15/2044	3,103	2,643
	Virginia Electric & Power Co.	4.200%	5/15/2045	2,930	2,397
	Virginia Electric & Power Co.	3.800%	9/15/2047	26,072	19,554
	Virginia Electric & Power Co.	4.600%	12/1/2048	5,450	4,592
	Virginia Electric & Power Co.	3.300%	12/1/2049	4,578	3,089
	Virginia Electric & Power Co.	2.450%	12/15/2050	15,519	8,732
	Virginia Electric & Power Co.	2.950%	11/15/2051	20,472	12,772
	Virginia Electric & Power Co.	4.625%	5/15/2052	12,077	10,175
	Virginia Electric & Power Co.	5.450%	4/1/2053	2,700	2,574
	Virginia Electric & Power Co.	5.700%	8/15/2053	10,456	10,349
	Virginia Electric & Power Co.	5.350%	1/15/2054	2,901	2,726
	Virginia Electric & Power Co.	5.550%	8/15/2054	8,874	8,580
	Virginia Electric & Power Co.	5.650%	3/15/2055	13,544	13,362
	Wisconsin Electric Power Co.	4.300%	10/15/2048	86	70

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wisconsin Public Service Corp.	3.300%	9/1/2049	4,138	2,824
[8]	Yorkshire Water Finance plc	2.750%	4/18/2041	1,000	841
					1,641,551
Total Corporate Bonds (Cost $10,547,088)					9,047,374
Sovereign Bonds (1.2%)
[7]	CDP Financial Inc.	5.600%	11/25/2039	1,500	1,578
[7]	Dominican Republic	6.950%	3/15/2037	3,307	3,390
[7]	OMERS Finance Trust	4.000%	4/19/2052	14,250	10,890
[6]	Republic of Bulgaria	4.125%	5/7/2038	5,550	6,405
	Republic of Chile	3.100%	5/7/2041	28,169	20,813
	Republic of Chile	4.340%	3/7/2042	6,120	5,277
	Republic of Chile	3.500%	4/15/2053	10,114	7,038
	Republic of Chile	3.100%	1/22/2061	26,116	15,686
[7]	Republic of Hungary	6.750%	9/23/2055	5,600	5,669
[6]	Republic of Lithuania	0.500%	7/28/2050	585	295
[7]	Republic of Paraguay	6.650%	3/4/2055	1,322	1,340
	Republic of South Africa	5.750%	9/30/2049	4,370	3,267
	State of Israel	5.750%	3/12/2054	32,871	30,530
	United Mexican States	6.875%	5/13/2037	7,586	7,852
	United Mexican States	3.771%	5/24/2061	25,050	14,659
Total Sovereign Bonds (Cost $150,708)					134,689
Taxable Municipal Bonds (7.7%)
	American Municipal Power Inc. Electric Power & Light Revenue	6.270%	2/15/2050	30,275	30,884
	Bay Area Toll Authority Highway Revenue	6.918%	4/1/2040	9,460	10,533
	Bay Area Toll Authority Highway Revenue	6.263%	4/1/2049	10,885	11,340
	Board of Regents of the University of Texas System College & University Revenue	3.852%	8/15/2046	145	117
	Board of Regents of the University of Texas System College & University Revenue	4.794%	8/15/2046	6,645	6,120
	California GO	5.125%	3/1/2038	2,420	2,417
	California GO	7.550%	4/1/2039	6,840	8,177
	California GO	7.300%	10/1/2039	4,260	4,890
	California GO	7.350%	11/1/2039	1,045	1,205
	California GO	7.625%	3/1/2040	3,980	4,726
	California GO	7.600%	11/1/2040	45,735	54,906
	California GO	5.875%	10/1/2041	8,990	9,243
	California GO	5.200%	3/1/2043	10,015	9,619
	California GO, Prere.	4.600%	4/1/2028	15,800	15,972
	California Health Facilities Financing Authority Intergovernmental Agreement Revenue	4.353%	6/1/2041	2,060	1,850
	California State Public Works Board Lease (Abatement) Revenue	8.361%	10/1/2034	1,080	1,271
	California State University College & University Revenue	3.899%	11/1/2047	1,720	1,394
	California State University College & University Revenue	2.975%	11/1/2051	20,745	13,742
	California State University College & University Revenue	2.719%	11/1/2052	8,145	5,300
	Central Texas Turnpike System Highway Revenue	3.029%	8/15/2041	50	38
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/2040	31,817	35,172
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/2040	6,406	7,081
	Commonwealth Financing Authority Appropriations Revenue	4.144%	6/1/2038	12,720	11,747
	Commonwealth Financing Authority Appropriations Revenue (Plancon Program)	3.864%	6/1/2038	14,375	13,052
	Commonwealth of Massachusetts GO	5.456%	12/1/2039	1,330	1,342
	Dallas Area Rapid Transit Sales Tax Revenue	2.613%	12/1/2048	14,830	9,801
	Dallas County Hospital District GO	5.621%	8/15/2044	1,151	1,148
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	2.843%	11/1/2046	12,480	8,901
	District of Columbia Water & Sewer Authority Water Revenue	4.814%	10/1/2114	1,954	1,645
	Duke University College & University Revenue	5.850%	4/1/2037	15,150	16,298
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.637%	4/1/2057	1,077	1,154
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.655%	4/1/2057	319	342
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.214%	6/1/2050	19,505	14,165
	Grand Parkway Transportation Corp. Highway Revenue	5.184%	10/1/2042	1,440	1,420
	Grand Parkway Transportation Corp. Highway Revenue	3.236%	10/1/2052	2,830	1,911
	Houston TX GO	3.961%	3/1/2047	1,640	1,354
	Kansas Development Finance Authority Appropriations Revenue	4.727%	4/15/2037	2,435	2,389
	Kansas Development Finance Authority Appropriations Revenue	4.927%	4/15/2045	15,270	14,509
[10]	Kansas Development Finance Authority Appropriations Revenue	2.774%	5/1/2051	10,605	7,196
	Los Angeles Department of Water & Power Electric Power & Light Revenue	6.574%	7/1/2045	4,585	4,786
	Los Angeles Department of Water & Power Water Revenue	6.603%	7/1/2050	1,860	1,935
	Louisiana Local Government Environmental Facilities & Community Development Authority	5.198%	12/1/2039	2,420	2,434
	Maryland Economic Development Corp. Intergovernmental Agreement Revenue	5.433%	5/31/2056	10,545	9,958
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.052%	7/1/2040	1,226	931
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	7.336%	11/15/2039	35,065	41,034

Long-Term Investment-Grade Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Metropolitan Transportation Authority Transit Revenue	6.814%	11/15/2040	520	560
	Metropolitan Transportation Authority Transit Revenue	5.175%	11/15/2049	125	112
	Michigan Strategic Fund Lease (Appropriation) Revenue	3.225%	9/1/2047	6,195	4,560
	New Jersey Rutgers State University College & University Revenue	5.665%	5/1/2040	745	746
	New Jersey Rutgers State University College & University Revenue	3.915%	5/1/2119	25,370	16,760
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	6.561%	12/15/2040	1,000	1,091
	New Jersey Turnpike Authority Highway Revenue	7.414%	1/1/2040	4,113	4,880
	New Jersey Turnpike Authority Highway Revenue	7.102%	1/1/2041	31,231	35,699
	New York City Municipal Water Finance Authority Water Revenue	5.724%	6/15/2042	9,800	9,843
	New York City Municipal Water Finance Authority Water Revenue	5.952%	6/15/2042	1,720	1,771
	New York City Municipal Water Finance Authority Water Revenue	6.011%	6/15/2042	670	694
	New York City Municipal Water Finance Authority Water Revenue	5.440%	6/15/2043	1,285	1,257
	New York City Municipal Water Finance Authority Water Revenue	5.882%	6/15/2044	12,620	12,755
	New York NY GO	6.271%	12/1/2037	640	682
	New York NY GO	5.263%	10/1/2052	1,500	1,431
	New York NY GO	5.828%	10/1/2053	17,315	17,689
	New York NY GO	5.935%	2/1/2055	2,385	2,471
	New York State Dormitory Authority College & University Revenue	5.832%	7/1/2055	10,635	11,025
	New York State Dormitory Authority Income Tax Revenue	5.289%	3/15/2033	6	7
	New York State Dormitory Authority Income Tax Revenue	5.628%	3/15/2039	12,375	12,667
	New York State Dormitory Authority Income Tax Revenue	5.600%	3/15/2040	189	192
	North Texas Tollway Authority Highway Revenue	6.718%	1/1/2049	15,660	17,160
	Ohio State University College & University Revenue	4.910%	6/1/2040	10,755	10,411
	Ohio State University College & University Revenue	4.800%	6/1/2111	9,166	7,573
	Pennsylvania State University College & University Revenue	2.790%	9/1/2043	1,060	781
	Permanent University Fund - Texas A&M University System College & University Revenue	3.100%	7/1/2049	595	428
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.647%	11/1/2040	12,035	12,475
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.647%	11/1/2040	7,940	8,283
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.926%	10/1/2051	10,955	10,034
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.072%	7/15/2053	4,270	4,004
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.458%	10/1/2062	36,055	30,153
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.287%	8/1/2069	24,995	15,827
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	3.238%	1/1/2042	18,935	15,169
	Sales Tax Securitization Corp. Sales Tax Revenue	4.637%	1/1/2040	8,845	8,419
	Sales Tax Securitization Corp. Sales Tax Revenue	3.587%	1/1/2043	27,180	22,870
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.985%	2/1/2039	7,638	7,956
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.808%	2/1/2041	1,090	1,108
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.427%	2/1/2042	1,340	1,259
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.594%	7/1/2043	680	664
	San Francisco CA Public Utilities Commission Water Revenue	6.950%	11/1/2050	1,340	1,483
[11]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	3.492%	1/15/2050	2,086	1,533
	Texas GO	5.517%	4/1/2039	3,670	3,746
	Texas Natural Gas Securitization Finance Corp.	5.169%	4/1/2041	3,630	3,677
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	3.922%	12/31/2049	4,425	3,413
	University of California College & University Revenue	3.931%	5/15/2045	9,300	8,373
	University of California College & University Revenue	4.858%	5/15/2112	22,002	18,206
	University of California College & University Revenue	4.767%	5/15/2115	8,489	6,892
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.548%	5/15/2048	7,435	7,880
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.583%	5/15/2049	865	919
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.006%	5/15/2050	24,935	15,919
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.563%	5/15/2053	7,445	6,272
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.256%	5/15/2060	1,640	1,030
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.706%	5/15/2120	825	510
	University of Michigan College & University Revenue	2.437%	4/1/2040	1,586	1,184
	University of Michigan College & University Revenue	3.599%	4/1/2047	19,654	16,221
	University of Michigan College & University Revenue	3.504%	4/1/2052	5,292	3,857
	University of Michigan College & University Revenue	3.504%	4/1/2052	7,379	5,377
	University of Minnesota College & University Revenue	4.048%	4/1/2052	13,648	10,903
	University of Nebraska Facilities Corp. College & University Revenue	3.037%	10/1/2049	60	42
	University of Virginia College & University Revenue	2.256%	9/1/2050	13,810	7,796
	University of Virginia College & University Revenue	2.584%	11/1/2051	2,135	1,281
	University of Virginia College & University Revenue	3.227%	9/1/2119	26,570	15,025
	Wisconsin Appropriations Revenue	3.954%	5/1/2036	3,390	3,141
Total Taxable Municipal Bonds (Cost $979,649)					861,595

Long-Term Investment-Grade Fund
		Coupon		Shares	Market Value• ($000)
Temporary Cash Investments (1.7%)
Money Market Fund (1.1%)
[12]	Vanguard Market Liquidity Fund	4.367%		1,248,259	124,813
			Maturity Date	Face Amount ($000)
Repurchase Agreements (0.6%)
	Bank of America Securities, LLC (Dated 7/31/2025, Repurchase Value $4,501, collateralized by U.S. Treasury Obligations 5.500%–6.500%, 1/1/2044–12/1/2053, with a value of $4,590)	4.370%	8/1/2025	4,500	4,500
	Bank of America Securities, LLC (Dated 7/31/2025, Repurchase Value $10,001, collateralized by U.S. Treasury Obligations 0.000%–4.625%, 9/30/2025–8/15/2047, with a value of $10,200)	4.370%	8/1/2025	10,000	10,000
	Bank of America Securities, LLC (Dated 7/31/2025, Repurchase Value $10,001, collateralized by U.S. Government Agency Obligations 6.500%, 8/01/2054, with a value of $10,200)	4.380%	8/1/2025	10,000	10,000
	Barclays Capital Inc. (Dated 7/31/2025, Repurchase Value $5,001, collateralized by U.S. Treasury Obligations 4.250%, 5/15/2035, with a value of $5,100)	4.360%	8/1/2025	5,000	5,000
	Citigroup Global Markets Inc. (Dated 7/31/2025, Repurchase Value $10,001, collateralized by U.S. Treasury Obligations 0.500%, 10/31/2027, with a value of $10,200)	4.360%	8/1/2025	10,000	10,000
	JP Morgan Securities, LLC (Dated 7/31/2025, Repurchase Value $5,001, collateralized by U.S. Treasury Obligations 0.000%–4.436%, 10/28/2025–2/15/2052, with a value of $5,100)	4.360%	8/1/2025	5,000	5,000
	Nomura International plc (Dated 7/31/2025, Repurchase Value $5,001, collateralized by U.S. Treasury Obligations 1.375%–4.456%, 10/31/2025–5/15/2047, with a value of $5,100)	4.360%	8/1/2025	5,000	5,000
	RBC Capital Markets LLC (Dated 7/31/2025, Repurchase Value $2,700, collateralized by U.S. Treasury Obligations 4.125%–4.750%, 3/31/2032–11/15/2053, with a value of $2,754)	4.370%	8/1/2025	2,700	2,700
	Wells Fargo & Co. (Dated 7/31/2025, Repurchase Value $10,001, collateralized by U.S. Government Agency Obligations 1.500%–6.000%, 4/1/2037–9/1/2054, with a value of $10,200)	4.370%	8/1/2025	10,000	10,000
					62,200
Total Temporary Cash Investments (Cost $187,014)					187,013

Long-Term Investment-Grade Fund
	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value• ($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Put Swaptions
5-Year CDX-NA-IG-S44-V1, Credit Protection Purchased, Pays 1.000% Quarterly	GSI	9/17/2025	0.650%	37,680	17
5-Year CDX-NA-IG-S44-V1, Credit Protection Purchased, Pays 1.000% Quarterly	GSI	9/17/2025	0.600%	37,931	25
Total Options Purchased (Cost $185)					42
Total Investments (98.9%) (Cost $12,785,821)					11,118,667
Other Assets and Liabilities—Net (1.1%)					121,006
Net Assets (100%)					11,239,673
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $25,812 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $7,328 have been segregated as initial margin for open futures contracts.
3	Securities with a value of $75 have been segregated as collateral for open forward currency contracts.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6	Face amount denominated in euro.
7	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2025, the aggregate value was $539,628, representing 4.8% of net assets.
8	Face amount denominated in British pounds.
9	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
10	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
11	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
12	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
GSI—Goldman Sachs International.
Prere.—Prerefunded.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2025	1	207	—
5-Year U.S. Treasury Note	September 2025	165	17,848	(6)
10-Year U.S. Treasury Note	September 2025	1	111	—
Euro-Schatz	September 2025	40	4,887	(9)
Long U.S. Treasury Bond	September 2025	307	35,056	300
Ultra 10-Year U.S. Treasury Note	September 2025	1,116	126,195	302
Ultra Long U.S. Treasury Bond	September 2025	351	41,177	620
				1,207

Long-Term Investment-Grade Fund
Futures Contracts (continued)
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)

Short Futures Contracts
2-Year U.S. Treasury Note	September 2025	(42)	(8,693)	15
10-Year Japanese Government Bond	September 2025	(5)	(4,577)	16
10-Year U.S. Treasury Note	September 2025	(247)	(27,432)	(41)
Euro-Bobl	September 2025	(9)	(1,204)	7
Euro-Bund	September 2025	(58)	(8,585)	60
Euro-Buxl	September 2025	(73)	(9,779)	206
Long Gilt	September 2025	(17)	(2,069)	(21)
Long U.S. Treasury Bond	September 2025	(198)	(22,609)	3
				245
				1,452

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
State Street Bank & Trust Co.	9/17/2025	EUR	728	USD	853	—	(19)
JPMorgan Chase Bank, N.A.	9/17/2025	EUR	557	USD	648	—	(10)
Barclays Bank plc	9/17/2025	EUR	150	USD	174	—	(2)
Royal Bank of Canada	9/17/2025	EUR	147	USD	172	—	(5)
JPMorgan Chase Bank, N.A.	9/17/2025	JPY	13,995	USD	95	—	(2)
State Street Bank & Trust Co.	9/17/2025	USD	166	AUD	254	3	—
JPMorgan Chase Bank, N.A.	9/17/2025	USD	22,054	EUR	19,203	68	—
Royal Bank of Canada	9/17/2025	USD	506	EUR	431	12	—
State Street Bank & Trust Co.	9/17/2025	USD	390	EUR	330	11	—
Toronto-Dominion Bank	9/17/2025	USD	279	EUR	235	9	—
Barclays Bank plc	9/17/2025	USD	250	EUR	213	6	—
Citibank, N.A.	9/17/2025	USD	180	EUR	154	4	—
UBS AG	9/17/2025	USD	158	EUR	136	3	—
State Street Bank & Trust Co.	9/17/2025	USD	1,481	GBP	1,093	36	—
Wells Fargo Bank N.A.	9/17/2025	USD	542	GBP	403	10	—
Toronto-Dominion Bank	9/17/2025	USD	225	GBP	165	7	—
Standard Chartered Bank	9/17/2025	USD	166	GBP	122	5	—
UBS AG	9/17/2025	USD	61	JPY	8,669	3	—
						177	(38)
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-HY-S44-V1	6/21/2030	USD	41,475	5.000	3,247	1,282
CDX-NA-IG-S44-V1	6/21/2030	USD	737,992	1.000	16,876	5,298
					20,123	6,580
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

Long-Term Investment-Grade Fund
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
6/17/2027	N/A	2,523,257[1]	0.478[2]	(0.938)[3]	(56)	(56)
1	Notional amount denominated in Japanese yen.
2	Based on Tokyo Overnight Interbank Average Rate (TONA) as of the most recent reset date. Interest payment received/paid annually.
3	Interest payment received/paid annually.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Investment-Grade Fund
Statement of Assets and Liabilities
As of July 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $12,661,007)	10,993,854
Affiliated Issuers (Cost $124,814)	124,813
Total Investments in Securities	11,118,667
Investment in Vanguard	287
Foreign Currency, at Value (Cost $496)	488
Receivables for Investment Securities Sold	9,520
Receivables for Accrued Income	154,594
Receivables for Capital Shares Issued	1,589
Variation Margin Receivable—Futures Contracts	321
Unrealized Appreciation—Forward Currency Contracts	177
Other Assets	54
Total Assets	11,285,697
Liabilities
Due to Custodian	18
Payables for Investment Securities Purchased	18,575
Payables to Investment Advisor	396
Payables for Capital Shares Redeemed	16,174
Payables for Distributions	6,775
Payables to Vanguard	484
Unrealized Depreciation—Forward Currency Contracts	38
Variation Margin Payable—Centrally Cleared Swap Contracts	3,564
Total Liabilities	46,024
Net Assets	11,239,673
At July 31, 2025, net assets consisted of:

Paid-in Capital	15,490,213
Total Distributable Earnings (Loss)	(4,250,540)
Net Assets	11,239,673

Investor Shares—Net Assets
Applicable to 124,372,237 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	942,750
Net Asset Value Per Share—Investor Shares	$7.58

Admiral™ Shares—Net Assets
Applicable to 1,358,420,600 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	10,296,923
Net Asset Value Per Share—Admiral Shares	$7.58

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Investment-Grade Fund
Statement of Operations

Six Months Ended July 31, 2025
($000)
Investment Income
Income
Interest[1]	310,708
Total Income	310,708
Expenses
Investment Advisory Fees—Note B	1,156
The Vanguard Group—Note C
Management and Administrative—Investor Shares	1,471
Management and Administrative—Admiral Shares	4,007
Marketing and Distribution—Investor Shares	32
Marketing and Distribution—Admiral Shares	283
Custodian Fees	80
Shareholders’ Reports and Proxy Fees—Investor Shares	18
Shareholders’ Reports and Proxy Fees—Admiral Shares	27
Trustees’ Fees and Expenses	3
Other Expenses	11
Total Expenses	7,088
Net Investment Income	303,620
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	(694,138)
Futures Contracts	1,513
Options Purchased	838
Options Written	496
Swap Contracts	(507)
Forward Currency Contracts	(2,567)
Foreign Currencies	(81)
Realized Net Gain (Loss)	(694,446)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	781,717
Futures Contracts	3,621
Options Purchased	(102)
Options Written	(23)
Swap Contracts	3,965
Forward Currency Contracts	(94)
Foreign Currencies	50
Change in Unrealized Appreciation (Depreciation)	789,134
Net Increase (Decrease) in Net Assets Resulting from Operations	398,308
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,567, ($6), and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes ($396,357) of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Investment-Grade Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2025	Year Ended January 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	303,620	751,719
Realized Net Gain (Loss)	(694,446)	(455,376)
Change in Unrealized Appreciation (Depreciation)	789,134	(515,315)
Net Increase (Decrease) in Net Assets Resulting from Operations	398,308	(218,972)
Distributions
Investor Shares	(40,144)	(188,681)
Admiral Shares	(269,481)	(577,385)
Total Distributions	(309,625)	(766,066)
Capital Share Transactions
Investor Shares	(2,826,566)	(48,980)
Admiral Shares	(661,359)	(397,981)
Net Increase (Decrease) from Capital Share Transactions	(3,487,925)	(446,961)
Total Increase (Decrease)	(3,399,242)	(1,431,999)
Net Assets
Beginning of Period	14,638,915	16,070,914
End of Period	11,239,673	14,638,915

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Investment-Grade Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2025	Year Ended January 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$7.54	$8.03	$8.32	$10.33	$11.42	$11.48
Investment Operations
Net Investment Income[1]	.189	.371	.363	.339	.323	.349
Net Realized and Unrealized Gain (Loss) on Investments	.041	(.483)	(.281)	(2.001)	(.836)	.399
Total from Investment Operations	.230	(.112)	.082	(1.662)	(.513)	.748
Distributions
Dividends from Net Investment Income	(.190)	(.378)	(.372)	(.348)	(.340)	(.368)
Distributions from Realized Capital Gains	—	—	—	—	(.237)	(.440)
Total Distributions	(.190)	(.378)	(.372)	(.348)	(.577)	(.808)
Net Asset Value, End of Period	$7.58	$7.54	$8.03	$8.32	$10.33	$11.42
Total Return[2]	3.07%	-1.43%	1.21%	-16.05%	-4.64%	6.54%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$943	$3,742	$4,032	$3,884	$4,840	$5,070
Ratio of Total Expenses to Average Net Assets	0.21%	0.21%[3]	0.21%	0.21%	0.22%	0.22%
Ratio of Net Investment Income to Average Net Assets	5.03%	4.76%	4.66%	3.98%	2.94%	2.97%
Portfolio Turnover Rate	30%[4]	42%[4]	38%	26%	24%	30%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.21%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Investment-Grade Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2025	Year Ended January 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$7.54	$8.03	$8.32	$10.33	$11.42	$11.48
Investment Operations
Net Investment Income[1]	.190	.379	.371	.348	.334	.361
Net Realized and Unrealized Gain (Loss) on Investments	.044	(.483)	(.282)	(2.001)	(.836)	.399
Total from Investment Operations	.234	(.104)	.089	(1.653)	(.502)	.760
Distributions
Dividends from Net Investment Income	(.194)	(.386)	(.379)	(.357)	(.351)	(.380)
Distributions from Realized Capital Gains	—	—	—	—	(.237)	(.440)
Total Distributions	(.194)	(.386)	(.379)	(.357)	(.588)	(.820)
Net Asset Value, End of Period	$7.58	$7.54	$8.03	$8.32	$10.33	$11.42
Total Return[2]	3.13%	-1.33%	1.31%	-15.97%	-4.54%	6.64%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,297	$10,897	$12,039	$12,475	$14,769	$15,455
Ratio of Total Expenses to Average Net Assets	0.10%	0.11%[3]	0.11%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	5.10%	4.85%	4.75%	4.08%	3.04%	3.07%
Portfolio Turnover Rate	30%[4]	42%[4]	38%	26%	24%	30%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.11%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Investment-Grade Fund
Notes to Financial Statements
Vanguard Long-Term Investment-Grade Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
4. Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving options on futures contracts is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.
Options contracts on futures are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded in the Statement of Assets and Liabilities as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Statement of Assets and Liabilities as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the options are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the six months ended July 31, 2025, the fund’s average value of investments in options purchased and options written each represented less than 1% of net assets, respectively, based on the average market values at each quarter-end during the period. The fund had no open options contracts on futures at July 31, 2025.
5. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund’s sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate

Long-Term Investment-Grade Fund
swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded in the Statement of Assets and Liabilities as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded in the Statement of Assets and Liabilities as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of swaptions are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the six months ended July 31, 2025, the fund’s average value of investments in swaptions purchased and swaptions written represented less than 1% of net assets based on the average market values at each quarter-end during the period.
6. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended July 31, 2025, the fund’s average investments in long and short futures contracts represented 3% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
7. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended July 31, 2025, the fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
8. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. The fund enters into inflation swap transactions to transfer inflation risk from one party to another through an exchange of cash flows. Under the terms of the swap, one party pays a fixed rate applied to a notional amount. In return, the other party pays a floating rate linked to an inflation index.

Long-Term Investment-Grade Fund
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the six months ended July 31, 2025, the fund’s average amounts of investments in credit protection sold and credit protection purchased represented 8% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The average amount of investments in interest rate swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
9. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
10. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
11. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
12. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and

Long-Term Investment-Grade Fund
distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	Wellington Management Company LLP provides investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor.
Vanguard provides investment advisory services to a portion of the fund as described below; the fund paid Vanguard advisory fees of $299,000 for the six months ended July 31, 2025.
For the six months ended July 31, 2025, the aggregate investment advisory fee paid to all advisors represented an effective annual rate of 0.02% of the fund’s average net assets.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2025, the fund had contributed to Vanguard capital in the amount of $287,000, representing less than 0.01% of the fund’s net assets and 0.11% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	858,291	—	858,291
Asset-Backed/Commercial Mortgage-Backed Securities	—	29,663	—	29,663
Corporate Bonds	—	9,047,374	—	9,047,374
Sovereign Bonds	—	134,689	—	134,689
Taxable Municipal Bonds	—	861,595	—	861,595
Temporary Cash Investments	124,813	62,200	—	187,013
Options Purchased	—	42	—	42
Total	124,813	10,993,854	—	11,118,667
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,529	—	—	1,529
Forward Currency Contracts	—	177	—	177
Swap Contracts	6,580[1]	—	—	6,580
Total	8,109	177	—	8,286
Liabilities
Futures Contracts[1]	(77)	—	—	(77)
Forward Currency Contracts	—	(38)	—	(38)
Swap Contracts	(56)[1]	—	—	(56)
Total	(133)	(38)	—	(171)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	At July 31, 2025, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Investments in Secuties, at Value—Unaffiliated Issuers (Options Purchased)	—	—	42	42
Unrealized Appreciation—Futures Contracts[1]	1,529	—	—	1,529

Long-Term Investment-Grade Fund
Statement of Assets and Liabilities (continued)	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	—	—	6,580	6,580
Unrealized Appreciation—Forward Currency Contracts	—	177	—	177
Total Assets	1,529	177	6,622	8,328

Unrealized Depreciation—Futures Contracts[1]	(77)	—	—	(77)
Unrealized Depreciation—Centrally Cleared Swap Contracts[1]	(56)	—	—	(56)
Unrealized Depreciation—Forward Currency Contracts	—	(38)	—	(38)
Total Liabilities	(133)	(38)	—	(171)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended July 31, 2025, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	1,513	—	—	1,513
Options Purchased	(327)	—	1,165	838
Options Written	399	—	97	496
Swap Contracts	(126)	—	(381)	(507)
Forward Currency Contracts	—	(2,567)	—	(2,567)
Realized Net Gain (Loss) on Derivatives	1,459	(2,567)	881	(227)
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	3,621	—	—	3,621
Options Purchased	—	—	(102)	(102)
Options Written	—	—	(23)	(23)
Swap Contracts	160	—	3,805	3,965
Forward Currency Contracts	—	(94)	—	(94)
Change in Unrealized Appreciation (Depreciation) on Derivatives	3,781	(94)	3,680	7,367
F.	As of July 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	12,800,092
Gross Unrealized Appreciation	59,589
Gross Unrealized Depreciation	(1,732,899)
Net Unrealized Appreciation (Depreciation)	(1,673,310)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2025, the fund had available capital losses totaling $1,874,598,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.	During the six months ended July 31, 2025, the fund purchased $1,960,097,000 of investment securities and sold $2,145,277,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $1,631,973,000 and $1,815,556,000, respectively. In addition, the fund purchased and sold investment securities of $0 and $2,649,065,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.

Long-Term Investment-Grade Fund
H.	Capital share transactions for each class of shares were:

	Six Months Ended July 31, 2025		Year Ended January 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	32,361	4,230	146,937	18,768
Issued in Lieu of Cash Distributions	33,207	4,336	183,170	23,562
Redeemed	(2,892,134)	(380,731)	(379,087)	(48,085)
Net Increase (Decrease)—Investor Shares	(2,826,566)	(372,165)	(48,980)	(5,755)
Admiral Shares
Issued	623,345	82,780	2,779,299	354,222
Issued in Lieu of Cash Distributions	229,334	30,187	483,844	62,228
Redeemed	(1,514,038)	(200,572)	(3,661,124)	(470,049)
Net Increase (Decrease)—Admiral Shares	(661,359)	(87,605)	(397,981)	(53,599)
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q392 092025

Financial Statements
For the six-months ended July 31, 2025
Vanguard Ultra-Short-Term Bond Fund

Contents
Financial Statements	1

Ultra-Short-Term Bond Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (2.9%)
U.S. Government Securities (2.9%)
	United States Treasury Note/Bond	1.125%	10/31/2026	93,382	90,001
	United States Treasury Note/Bond	4.125%	10/31/2026	179,167	179,139
	United States Treasury Note/Bond	4.250%	11/30/2026	87,829	87,990
[1,2,3]	United States Treasury Note/Bond	3.875%	3/31/2027	61,233	61,111
Total U.S. Government and Agency Obligations (Cost $418,677)					418,241
Asset-Backed/Commercial Mortgage-Backed Securities (28.2%)
[4,5]	Alloya Auto Receivables Trust Class A3 Series 2025-1A	4.690%	12/26/2028	5,830	5,815
[4,5]	Alloya Auto Receivables Trust Class A4 Series 2025-1A	4.710%	1/25/2030	2,190	2,182
[5]	Ally Auto Receivables Trust Class A3 Series 2023-1	5.460%	5/15/2028	10,064	10,127
[5]	Ally Auto Receivables Trust Class A3 Series 2024-1	5.080%	12/15/2028	17,570	17,645
[5]	Ally Auto Receivables Trust Class A3 Series 2024-2	4.140%	7/16/2029	9,620	9,596
[4,5]	Ally Auto Receivables Trust Class B Series 2023-A	6.010%	1/17/2034	3,176	3,185
[4,5]	Ally Bank Auto Credit-Linked Notes Class A2 Series 2024-A	5.681%	5/17/2032	1,731	1,753
[4,5]	Ally Bank Auto Credit-Linked Notes Class A2 Series 2024-B	4.970%	9/15/2032	3,678	3,695
[4,5]	Ally Bank Auto Credit-Linked Notes Class B Series 2024-A	5.827%	5/17/2032	2,274	2,301
[4,5]	Ally Bank Auto Credit-Linked Notes Class B Series 2024-B	5.117%	9/15/2032	2,634	2,644
[4,5]	Ally Bank Auto Credit-Linked Notes Class C Series 2024-A	6.022%	5/17/2032	5,027	5,077
[4,5]	Ally Bank Auto Credit-Linked Notes Class C Series 2024-B	5.215%	9/15/2032	5,310	5,311
[4,5]	Ally Bank Auto Credit-Linked Notes Class D Series 2024-A	6.315%	5/17/2032	626	633
[4,5]	Ally Bank Auto Credit-Linked Notes Class D Series 2024-B	5.410%	9/15/2032	1,374	1,374
[4,5]	American Heritage Auto Receivables Trust Class A2 Series 2024-1A	4.830%	3/15/2028	13,702	13,707
[4,5]	American Heritage Auto Receivables Trust Class A3 Series 2024-1A	4.900%	9/17/2029	6,240	6,255
[5]	AmeriCredit Automobile Receivables Trust Class A2 Series 2023-2	6.190%	4/19/2027	522	522
[5]	AmeriCredit Automobile Receivables Trust Class A3 Series 2023-1	5.620%	11/18/2027	7,396	7,419
[5]	AmeriCredit Automobile Receivables Trust Class A3 Series 2023-2	5.810%	5/18/2028	36,000	36,256
[5]	AmeriCredit Automobile Receivables Trust Class A3 Series 2024-1	5.430%	1/18/2029	23,160	23,339
[4,5]	ARI Fleet Lease Trust Class A2 Series 2023-A	5.410%	2/17/2032	1,531	1,533
[4,5]	ARI Fleet Lease Trust Class A2 Series 2023-B	6.050%	7/15/2032	6,069	6,113
[4,5]	ARI Fleet Lease Trust Class A2 Series 2024-A	5.300%	11/15/2032	5,291	5,312
[4,5]	ARI Fleet Lease Trust Class A2 Series 2024-B	5.540%	4/15/2033	4,850	4,878
[4,5]	ARI Fleet Lease Trust Class A2 Series 2025-A	4.380%	1/17/2034	7,490	7,479
[4,5]	ARI Fleet Lease Trust Class A2 Series 2025-B	4.590%	3/15/2034	11,450	11,463
[4,5]	ARI Fleet Lease Trust Class A3 Series 2022-A	3.430%	1/15/2031	584	583
[4,5]	AutoNation Finance Trust Class A3 Series 2025-1A	4.620%	11/13/2029	12,630	12,677
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2020-1A	2.330%	8/20/2026	2,285	2,282
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2020-2A	2.020%	2/20/2027	8,030	7,953
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2022-4A	4.770%	2/20/2029	8,650	8,693
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class C Series 2022-5A	6.240%	4/20/2027	430	431
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class C Series 2023-2A	6.180%	10/20/2027	1,390	1,396
[4,5]	Bank of America Auto Trust Class A3 Series 2023-1A	5.530%	2/15/2028	12,438	12,511
[4,5]	Bank of America Auto Trust Class A3 Series 2023-2A	5.740%	6/15/2028	13,043	13,152
[4,5]	Bayview Opportunity Master Fund VII Trust Class B Series 2024-SN1	5.670%	8/15/2028	3,740	3,763
[5]	Benchmark Mortgage Trust Class AAB Series 2019-B15	2.859%	12/15/2072	5,047	4,885
[5]	BMW Vehicle Lease Trust Class A3 Series 2023-2	5.990%	9/25/2026	5,330	5,344
[5]	BMW Vehicle Lease Trust Class A3 Series 2024-1	4.980%	3/25/2027	31,410	31,485
[5]	BMW Vehicle Lease Trust Class A3 Series 2025-1	4.430%	6/26/2028	16,900	16,934
[5]	BMW Vehicle Lease Trust Class A4 Series 2024-2	4.210%	2/25/2028	14,800	14,757
[5]	BMW Vehicle Lease Trust Class A4 Series 2025-1	4.490%	10/25/2028	15,040	15,077
[4,5]	BofA Auto Trust Class A3 Series 2024-1A	5.350%	11/15/2028	10,270	10,346
[5]	Bridgecrest Lending Auto Securitization Trust Class A3 Series 2025-3	4.830%	1/15/2029	15,640	15,634
[5]	Bridgecrest Lending Auto Securitization Trust Class C Series 2025-3	5.110%	5/15/2031	5,760	5,753
[5]	Capital One Multi-Asset Execution Trust Class A Series 2022-A3	4.950%	10/15/2027	5,150	5,154
[5]	Capital One Prime Auto Receivables Trust Class A4 Series 2024-1	4.660%	1/15/2030	3,300	3,319
[4,5,6]	Capital Street Master Trust Class A Series 2024-1, SOFR30A + 1.350%	5.693%	10/16/2028	3,320	3,318
[4,5,6,7]	Capital Street Master Trust, SOFR30A + 1.100%	5.450%	8/16/2029	16,230	16,230
[5]	CarMax Auto Owner Trust Class A2A Series 2023-4	6.080%	12/15/2026	547	547
[5]	CarMax Auto Owner Trust Class A2A Series 2024-1	5.300%	3/15/2027	1,547	1,548
[5]	CarMax Auto Owner Trust Class A2A Series 2024-4	4.670%	12/15/2027	12,372	12,377
1

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	CarMax Auto Owner Trust Class A3 Series 2022-2	3.490%	2/16/2027	515	514
[5]	CarMax Auto Owner Trust Class A3 Series 2023-2	5.050%	1/18/2028	14,712	14,758
[5]	CarMax Auto Owner Trust Class A3 Series 2025-3	4.350%	7/15/2030	17,590	17,620
[5]	CarMax Auto Owner Trust Class B Series 2023-1	4.980%	1/16/2029	2,450	2,465
[5]	Carvana Auto Receivables Trust Class A3 Series 2022-P1	3.350%	2/10/2027	233	233
[5]	Carvana Auto Receivables Trust Class A3 Series 2024-P4	4.640%	1/10/2030	9,680	9,695
[4,5]	CCG Receivables Trust Class A2 Series 2023-2	6.280%	4/14/2032	2,475	2,499
[4,5]	CCG Receivables Trust Class A2 Series 2024-1	4.990%	3/15/2032	14,588	14,658
[4,5]	CCG Receivables Trust Class A2 Series 2025-1	4.480%	10/14/2032	6,380	6,389
[4,5]	Chase Auto Credit Linked Notes Class B Series 2025-1	4.753%	2/25/2033	33,129	33,166
[4,5]	Chase Auto Credit Linked Notes Class C Series 2025-1	4.851%	2/25/2033	2,944	2,947
[4,5]	Chase Auto Credit Linked Notes Class D Series 2025-1	5.047%	2/25/2033	1,108	1,110
[4,5]	Chase Auto Owner Trust Class A3 Series 2024-1A	5.130%	5/25/2029	9,780	9,840
[4,5]	Chase Auto Owner Trust Class A3 Series 2025-1A	4.290%	6/25/2030	18,360	18,346
[4,5]	Chesapeake Funding II LLC Class A1 Series 2023-1A	5.650%	5/15/2035	3,868	3,889
[4,5]	Chesapeake Funding II LLC Class A1 Series 2023-2A	6.160%	10/15/2035	6,488	6,561
[4,5]	Chesapeake Funding II LLC Class A1 Series 2024-1A	5.520%	5/15/2036	6,362	6,422
[5]	Citigroup Commercial Mortgage Trust Class AAB Series 2019-GC41	2.720%	8/10/2056	1,924	1,861
[4,5]	Citizens Auto Receivables Trust Class A3 Series 2023-1	5.840%	1/18/2028	11,348	11,412
[4,5]	Citizens Auto Receivables Trust Class A3 Series 2023-2	5.830%	2/15/2028	16,248	16,364
[4,5]	Citizens Auto Receivables Trust Class A3 Series 2024-1	5.110%	4/17/2028	22,210	22,299
[4,5]	Citizens Auto Receivables Trust Class A3 Series 2024-2	5.330%	8/15/2028	25,040	25,207
[5]	CNH Equipment Trust Class A2 Series 2023-B	5.900%	2/16/2027	196	196
[5]	CNH Equipment Trust Class A2 Series 2024-A	5.190%	7/15/2027	1,671	1,672
[5]	CNH Equipment Trust Class A3 Series 2022-A	2.940%	7/15/2027	3,988	3,961
[4,5]	Crossroads Asset Trust Class A2 Series 2025-A	4.910%	2/20/2032	11,090	11,096
[4,5]	Dell Equipment Finance Trust Class A3 Series 2023-1	5.650%	9/22/2028	8,125	8,138
[4,5]	Dell Equipment Finance Trust Class A3 Series 2023-2	5.650%	1/22/2029	2,755	2,765
[4,5]	Dell Equipment Finance Trust Class A3 Series 2023-3	5.930%	4/23/2029	22,426	22,541
[4,5]	Dell Equipment Finance Trust Class A3 Series 2024-1	5.390%	3/22/2030	5,110	5,142
[4,5]	Dell Equipment Finance Trust Class A3 Series 2024-2	4.590%	8/22/2030	3,120	3,129
[4,5]	Dell Equipment Finance Trust Class A3 Series 2025-1	4.610%	2/24/2031	5,810	5,838
[4,5]	Dell Equipment Finance Trust Class B Series 2025-1	4.960%	2/24/2031	550	554
[4,5]	DLLAA LLC Class A2 Series 2023-1A	5.930%	7/20/2026	317	317
[4,5]	DLLAA LLC Class A2 Series 2025-1A	4.700%	10/20/2027	9,760	9,768
[4,5]	DLLAA LLC Class A3 Series 2025-1A	4.950%	9/20/2029	7,930	8,024
[4,5]	DLLAD LLC Class A2 Series 2024-1A	5.500%	8/20/2027	2,650	2,660
[4,5]	DLLAD LLC Class A2 Series 2025-1A	4.460%	11/20/2028	9,890	9,882
[4,5]	DLLST LLC Class A2 Series 2024-1A	5.330%	1/20/2026	1,072	1,072
[4,5]	DLLST LLC Class A3 Series 2024-1A	5.050%	8/20/2027	8,190	8,212
[5]	Drive Auto Receivables Trust Class A3 Series 2024-1	5.350%	2/15/2028	13,178	13,190
[5]	Drive Auto Receivables Trust Class A3 Series 2024-2	4.500%	9/15/2028	20,600	20,577
[5]	Drive Auto Receivables Trust Class A3 Series 2025-1	4.730%	9/15/2032	58,140	58,295
[5]	Drive Auto Receivables Trust Class B Series 2024-1	5.310%	1/16/2029	11,410	11,438
[5]	Drive Auto Receivables Trust Class B Series 2024-2	4.520%	7/16/2029	12,860	12,836
[5]	Drive Auto Receivables Trust Class B Series 2025-1	4.790%	9/15/2032	21,100	21,119
[4,5]	Enterprise Fleet Financing LLC Class A2 Series 2023-1	5.510%	1/22/2029	2,764	2,771
[4,5]	Enterprise Fleet Financing LLC Class A2 Series 2023-2	5.560%	4/22/2030	5,115	5,142
[4,5]	Enterprise Fleet Financing LLC Class A2 Series 2023-3	6.400%	3/20/2030	8,095	8,205
[4,5]	Enterprise Fleet Financing LLC Class A2 Series 2024-1	5.230%	3/20/2030	4,730	4,759
[4,5]	Enterprise Fleet Financing LLC Class A2 Series 2024-2	5.740%	12/20/2026	7,025	7,053
[4,5]	Enterprise Fleet Financing LLC Class A2 Series 2024-3	5.310%	4/20/2027	4,146	4,161
[4,5]	Enterprise Fleet Financing LLC Class A2 Series 2024-4	4.690%	7/20/2027	7,410	7,416
[4,5]	Enterprise Fleet Financing LLC Class A2 Series 2025-1	4.650%	10/20/2027	6,570	6,578
[4,5]	Enterprise Fleet Financing LLC Class A2 Series 2025-2	4.510%	2/22/2028	18,820	18,821
[4,5]	Enterprise Fleet Financing LLC Class A2 Series 2025-3	4.500%	4/20/2028	14,040	14,043
[4,5]	Enterprise Fleet Financing LLC Class A3 Series 2025-3	4.460%	9/20/2029	13,720	13,756
[4,5]	Evergreen Credit Card Trust Class B Series 2025-CRT5	5.240%	5/15/2029	3,540	3,565
[4,5]	Evergreen Credit Card Trust Class C Series 2025-CRT5	5.530%	5/15/2029	3,110	3,129
[5]	Exeter Select Automobile Receivables Trust Class A3 Series 2025-2	4.430%	8/15/2030	7,280	7,270
[4,5,6,8]	Fannie Mae Connecticut Avenue Securities Class 2A1 Series 2025-R05, SOFR30A + 1.000%	5.319%	7/25/2045	10,680	10,690
[4,5,6,8]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2024-R04, SOFR30A + 1.000%	5.350%	5/25/2044	5,122	5,124
[4,5,6,8]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2025-R01, SOFR30A + 0.950%	5.300%	1/25/2045	7,147	7,143
[4,5,6,8]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2025-R02, SOFR30A + 1.000%	5.350%	2/25/2045	8,749	8,749
[4,5,6,8]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2025-R04, SOFR30A + 1.000%	5.350%	5/25/2045	5,277	5,277
[4,5,6,8]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2023-R06, SOFR30A + 1.700%	6.050%	7/25/2043	2,009	2,021
[4,5,6,8]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2024-R01, SOFR30A + 1.050%	5.400%	1/25/2044	9,847	9,844
[4,5,6,8]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2024-R02, SOFR30A + 1.100%	5.450%	2/25/2044	2,041	2,042
[4,5,6,8]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2024-R06, SOFR30A + 1.050%	5.400%	9/25/2044	2,194	2,193
[4,5,6,8]	Fannie Mae Connecticut Avenue Securities Trust Class 2A1 Series 2025-R03, SOFR30A + 1.450%	5.800%	3/25/2045	6,545	6,578
2

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5,6,8]	Fannie Mae Connecticut Avenue Securities Trust Class 2M1 Series 2023-R07, SOFR30A + 1.950%	6.300%	9/25/2043	5,239	5,275
[4,5,6,8]	Fannie Mae Connecticut Avenue Securities Trust Class 2M1 Series 2024-R05, SOFR30A + 1.000%	5.350%	7/25/2044	3,090	3,090
[4,5]	FCCU Auto Receivables Trust Class A3 Series 2025-1A	4.850%	6/17/2030	10,900	10,946
[5]	Fifth Third Auto Trust Class A3 Series 2023-1	5.530%	8/15/2028	34,396	34,638
[5]	Ford Credit Auto Lease Trust Class A3 Series 2024-A	5.060%	5/15/2027	17,618	17,649
[5]	Ford Credit Auto Lease Trust Class A3 Series 2025-A	4.720%	6/15/2028	15,020	15,091
[5]	Ford Credit Auto Lease Trust Class A4 Series 2023-B	5.870%	1/15/2027	8,270	8,300
[5]	Ford Credit Auto Lease Trust Class A4 Series 2024-A	5.050%	6/15/2027	1,710	1,718
[5]	Ford Credit Auto Lease Trust Class A4 Series 2025-A	4.780%	2/15/2029	6,820	6,866
[5]	Ford Credit Auto Lease Trust Class A4 Series 2025-B	4.300%	8/15/2029	15,950	15,920
[5]	Ford Credit Auto Lease Trust Class B Series 2023-B	6.200%	2/15/2027	10,010	10,078
[5]	Ford Credit Auto Lease Trust Class B Series 2024-A	5.290%	6/15/2027	8,430	8,471
[5]	Ford Credit Auto Lease Trust Class B Series 2024-B	5.180%	2/15/2028	6,470	6,514
[5]	Ford Credit Auto Lease Trust Class B Series 2025-A	4.960%	2/15/2029	2,890	2,907
[5]	Ford Credit Auto Lease Trust Class B Series 2025-B	4.520%	8/15/2029	3,250	3,243
[4,5]	Ford Credit Auto Owner Trust Class A Series 2022-1	3.880%	11/15/2034	22,720	22,527
[5]	Ford Credit Auto Owner Trust Class A3 Series 2023-A	4.650%	2/15/2028	5,924	5,929
[5]	Ford Credit Auto Owner Trust Class A3 Series 2023-B	5.230%	5/15/2028	11,350	11,404
[5]	Ford Credit Auto Owner Trust Class A4 Series 2024-D	4.660%	9/15/2030	5,800	5,853
[4,5]	Ford Credit Auto Owner Trust Class C Series 2022-1	4.670%	11/15/2034	7,029	7,006
[4,5]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2023-1	4.920%	5/15/2028	70,918	71,138
[4,5]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2024-1	5.290%	4/15/2029	22,925	23,245
[4,5,6,8]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-DNA1, SOFR30A + 1.350%	5.700%	2/25/2044	8,120	8,158
[4,5,6,8]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-DNA3, SOFR30A + 1.050%	5.400%	10/25/2044	3,838	3,839
[4,5,6,8]	Freddie Mac STACR REMICS Trust Class A1 Series 2025-DNA1, SOFR30A + 0.950%	5.300%	1/25/2045	2,847	2,849
[4,5,6,8]	Freddie Mac STACR REMICS Trust Class A1 Series 2025-DNA2, SOFR30A + 1.100%	5.450%	5/25/2045	9,158	9,166
[4,5,6,8]	Freddie Mac STACR REMICS Trust Class A1 Series 2025-HQA1, SOFR30A + 0.950%	5.300%	2/25/2045	6,905	6,901
[4,5,6,8]	Freddie Mac STACR REMICS Trust Class M1 Series 2024-DNA1, SOFR30A + 1.350%	5.700%	2/25/2044	10,478	10,511
[4,5,6,8]	Freddie Mac STACR REMICS Trust Class M1 Series 2024-DNA2, SOFR30A + 1.200%	5.550%	5/25/2044	13,119	13,152
[4,5,6,8]	Freddie Mac STACR REMICS Trust Class M1 Series 2024-DNA3, SOFR30A + 1.000%	5.350%	10/25/2044	2,284	2,283
[4,5,6,8]	Freddie Mac STACR REMICS Trust Class M1 Series 2024-HQA1, SOFR30A + 1.250%	5.600%	3/25/2044	4,161	4,171
[4,5,6,8]	Freddie Mac STACR REMICS Trust Class M1 Series 2024-HQA2, SOFR30A + 1.200%	5.550%	8/25/2044	6,099	6,103
[4,5]	GLS Auto Select Receivables Trust Class A2 Series 2025-3A	4.460%	10/15/2030	15,761	15,745
[5]	GM Financial Automobile Leasing Trust Class A3 Series 2023-2	5.050%	7/20/2026	419	419
[5]	GM Financial Automobile Leasing Trust Class A3 Series 2023-3	5.380%	11/20/2026	3,902	3,908
[5]	GM Financial Automobile Leasing Trust Class A3 Series 2024-1	5.090%	3/22/2027	23,820	23,874
[5]	GM Financial Automobile Leasing Trust Class A3 Series 2025-1	4.660%	2/21/2028	31,560	31,692
[5]	GM Financial Automobile Leasing Trust Class A3 Series 2025-2	4.580%	5/22/2028	26,220	26,318
[5]	GM Financial Automobile Leasing Trust Class A4 Series 2023-2	5.090%	5/20/2027	2,600	2,602
[5]	GM Financial Automobile Leasing Trust Class A4 Series 2023-3	5.440%	8/20/2027	6,000	6,019
[5]	GM Financial Automobile Leasing Trust Class A4 Series 2024-2	5.360%	5/22/2028	9,730	9,822
[5]	GM Financial Automobile Leasing Trust Class A4 Series 2024-3	4.220%	10/20/2028	5,820	5,790
[5]	GM Financial Automobile Leasing Trust Class A4 Series 2025-1	4.700%	2/20/2029	4,340	4,357
[5]	GM Financial Automobile Leasing Trust Class A4 Series 2025-2	4.640%	4/20/2029	5,720	5,750
[5]	GM Financial Automobile Leasing Trust Class B Series 2023-3	5.880%	8/20/2027	6,290	6,320
[5]	GM Financial Automobile Leasing Trust Class B Series 2024-1	5.330%	3/20/2028	14,370	14,452
[5]	GM Financial Automobile Leasing Trust Class B Series 2024-2	5.560%	5/22/2028	5,110	5,155
[5]	GM Financial Automobile Leasing Trust Class B Series 2024-3	4.490%	10/20/2028	7,860	7,803
[5]	GM Financial Automobile Leasing Trust Class B Series 2025-1	4.890%	2/20/2029	7,200	7,220
[5]	GM Financial Automobile Leasing Trust Class B Series 2025-2	4.800%	4/20/2029	9,120	9,156
[5]	GM Financial Automobile Leasing Trust Class C Series 2025-2	5.040%	10/22/2029	5,610	5,627
[5]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2023-3	5.450%	6/16/2028	4,001	4,024
[5]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2024-1	4.850%	12/18/2028	8,760	8,795
[4,5]	GM Financial Revolving Receivables Trust Class A Series 2021-1	1.170%	6/12/2034	51,130	49,278
[4,5]	GM Financial Revolving Receivables Trust Class C Series 2021-1	1.670%	6/12/2034	7,080	6,831
[4,5]	GMF Floorplan Owner Revolving Trust Class A1 Series 2023-1	5.340%	6/15/2028	9,457	9,527
[4,5]	GMF Floorplan Owner Revolving Trust Class A1 Series 2024-3A	4.680%	11/15/2028	39,617	39,680
[4,5]	GMF Floorplan Owner Revolving Trust Class A1 Series 2024-4A	4.730%	11/15/2029	52,310	52,727
[4,5]	GMF Floorplan Owner Revolving Trust Class A1 Series 2025-1A	4.590%	3/15/2029	35,050	35,132
[4,5]	GMF Floorplan Owner Revolving Trust Class B Series 2023-1	5.730%	6/15/2028	4,000	4,028
[4,5]	GMF Floorplan Owner Revolving Trust Class B Series 2024-3A	4.920%	11/15/2028	6,204	6,216
[4,5]	GMF Floorplan Owner Revolving Trust Class B Series 2024-4A	4.980%	11/15/2029	4,550	4,574
[4,5]	GMF Floorplan Owner Revolving Trust Class B Series 2025-1A	4.790%	3/15/2029	3,110	3,114
[4,5]	GMF Floorplan Owner Revolving Trust Class C Series 2025-1A	4.880%	3/15/2029	3,160	3,163
[4,5]	Golden Credit Card Trust Class A Series 2021-1A	1.140%	8/15/2028	47,940	46,332
[4,5]	GreatAmerica Leasing Receivables Funding LLC Class A2 Series 2024-1	5.320%	8/17/2026	7,239	7,252
[4,5]	GreatAmerica Leasing Receivables Funding LLC Class A2 Series 2024-2	5.280%	3/15/2027	9,963	9,996
[4,5]	GreatAmerica Leasing Receivables Funding LLC Class A2 Series 2025-1	4.520%	10/15/2027	8,050	8,043
[4,5]	GreenState Auto Receivables Trust Class A2 Series 2024-1A	5.530%	8/16/2027	3,012	3,018
[5]	Harley-Davidson Motorcycle Trust Class A3 Series 2022-A	3.060%	2/15/2027	209	209
3

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Harley-Davidson Motorcycle Trust Class A3 Series 2024-A	5.370%	3/15/2029	21,280	21,471
[5]	Harley-Davidson Motorcycle Trust Class A3 Series 2025-A	4.670%	4/15/2030	23,250	23,402
[4,5]	Hertz Vehicle Financing LLC Class A Series 2022-4A	3.730%	9/25/2026	5,290	5,283
[5]	Honda Auto Receivables Owner Trust Class A3 Series 2023-1	5.040%	4/21/2027	6,104	6,116
[5]	Honda Auto Receivables Owner Trust Class A3 Series 2023-2	4.930%	11/15/2027	8,088	8,109
[5]	Honda Auto Receivables Owner Trust Class A3 Series 2023-3	5.410%	2/18/2028	13,796	13,877
[5]	Honda Auto Receivables Owner Trust Class A3 Series 2023-4	5.670%	6/21/2028	9,030	9,112
[5]	Honda Auto Receivables Owner Trust Class A3 series 2024-1	5.210%	8/15/2028	17,720	17,846
[5]	Honda Auto Receivables Owner Trust Class A3 Series 2024-2	5.270%	11/20/2028	24,540	24,801
[5]	Honda Auto Receivables Owner Trust Class A3 series 2024-4	4.330%	5/15/2029	5,740	5,744
[4,5]	HPEFS Equipment Trust Class A2 Series 2023-2A	6.040%	1/21/2031	13	13
[4,5]	HPEFS Equipment Trust Class A3 Series 2023-2A	5.990%	1/21/2031	4,180	4,186
[4,5]	HPEFS Equipment Trust Class A3 Series 2024-1A	5.180%	5/20/2031	19,310	19,332
[4,5]	HPEFS Equipment Trust Class A3 Series 2024-2A	5.360%	10/20/2031	6,020	6,053
[4,5]	HPEFS Equipment Trust Class A3 Series 2025-1A	4.430%	9/20/2032	19,580	19,544
[4,5]	HPEFS Equipment Trust Class B Series 2024-1A	5.180%	5/20/2031	3,955	3,966
[4,5]	HPEFS Equipment Trust Class B Series 2024-2A	5.350%	10/20/2031	3,350	3,375
[4,5]	HPEFS Equipment Trust Class B Series 2025-1A	4.510%	9/20/2032	1,780	1,777
[4,5]	HPEFS Equipment Trust Class C Series 2024-1A	5.330%	5/20/2031	5,560	5,586
[4,5]	HPEFS Equipment Trust Class C Series 2024-2A	5.520%	10/20/2031	2,460	2,486
[4,5]	HPEFS Equipment Trust Class C Series 2025-1A	4.790%	9/20/2032	4,570	4,562
[4,5]	Huntington Auto Trust Class A3 Series 2024-1A	5.230%	1/16/2029	15,860	15,971
[4,5]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2024-1	6.153%	5/20/2032	5,210	5,276
[4,5]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2024-2	5.442%	10/20/2032	7,025	7,071
[4,5]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2025-1	5.446%	3/21/2033	15,723	15,726
[4,5]	Hyundai Auto Lease Securitization Trust Class A3 Series 2023-C	5.800%	12/15/2026	6,724	6,741
[4,5]	Hyundai Auto Lease Securitization Trust Class A3 Series 2024-A	5.020%	3/15/2027	11,360	11,383
[4,5]	Hyundai Auto Lease Securitization Trust Class A3 Series 2024-B	5.410%	5/17/2027	13,500	13,591
[4,5]	Hyundai Auto Lease Securitization Trust Class A3 Series 2025-A	4.830%	1/18/2028	12,220	12,298
[4,5]	Hyundai Auto Lease Securitization Trust Class A3 Series 2025-C	4.360%	7/17/2028	38,580	38,533
[4,5]	Hyundai Auto Lease Securitization Trust Class A4 Series 2023-B	5.170%	4/15/2027	10,307	10,309
[4,5]	Hyundai Auto Lease Securitization Trust Class A4 Series 2024-B	5.390%	3/15/2028	2,700	2,727
[4,5]	Hyundai Auto Lease Securitization Trust Class A4 Series 2025-A	4.900%	1/16/2029	6,030	6,076
[4,5]	Hyundai Auto Lease Securitization Trust Class A4 Series 2025-B	4.570%	4/16/2029	6,760	6,786
[4,5]	Hyundai Auto Lease Securitization Trust Class A4 Series 2025-C	4.380%	6/15/2029	25,500	25,472
[4,5]	Hyundai Auto Lease Securitization Trust Class B Series 2024-B	5.560%	8/15/2028	6,175	6,237
[4,5]	Hyundai Auto Lease Securitization Trust Class B Series 2024-C	4.970%	2/15/2029	16,550	16,597
[4,5]	Hyundai Auto Lease Securitization Trust Class B Series 2025-A	5.150%	6/15/2029	3,800	3,828
[4,5]	Hyundai Auto Lease Securitization Trust Class B Series 2025-B	4.940%	8/15/2029	7,850	7,906
[4,5]	Hyundai Auto Lease Securitization Trust Class B Series 2025-C	4.570%	11/15/2029	7,100	7,090
[5]	Hyundai Auto Receivables Trust Class A3 Series 2023-A	4.580%	4/15/2027	2,235	2,235
[5]	Hyundai Auto Receivables Trust Class A3 Series 2023-B	5.480%	4/17/2028	7,291	7,336
[5]	Hyundai Auto Receivables Trust Class A3 Series 2024-A	4.990%	2/15/2029	12,670	12,759
[5]	John Deere Owner Trust Class A3 Series 2023-A	5.010%	11/15/2027	8,508	8,528
[4,5]	Kubota Credit Owner Trust Class A2 Series 2023-2A	5.610%	7/15/2026	885	886
[4,5]	Kubota Credit Owner Trust Class A2 Series 2024-1A	5.390%	1/15/2027	15,591	15,621
[4,5]	Kubota Credit Owner Trust Class A2 Series 2025-2A	4.480%	4/17/2028	10,630	10,640
[4,5]	Kubota Credit Owner Trust Class A3 Series 2022-2A	4.090%	12/15/2026	2,479	2,475
[4,5]	LAD Auto Receivables Trust Class A3 Series 2024-1A	5.230%	1/18/2028	5,544	5,554
[4,5]	LAD Auto Receivables Trust Class A3 Series 2024-2A	5.610%	8/15/2028	9,670	9,728
[4,5]	LAD Auto Receivables Trust Class A3 Series 2024-3A	4.520%	3/15/2029	8,830	8,828
[4,5]	LAD Auto Receivables Trust Class A3 Series 2025-1A	4.690%	7/16/2029	17,370	17,430
[4,5]	M&T Bank Auto Receivables Trust Class A3 Series 2025-1A	4.730%	6/17/2030	10,150	10,222
[4,5]	M&T Equipment Notes Class A2 Series 2025-1A	4.700%	12/16/2027	9,380	9,391
[4,5,6]	Master Credit Card Trust II Class A Series 2024-1A, SOFR30A + 0.750%	5.093%	1/21/2028	35,050	35,085
[5]	Mercedes-Benz Auto Lease Trust Class A3 Series 2023-A	4.740%	1/15/2027	10,231	10,229
[5]	Mercedes-Benz Auto Lease Trust Class A3 Series 2024-A	5.320%	1/18/2028	14,930	15,078
[5]	Mercedes-Benz Auto Lease Trust Class A3 Series 2025-A	4.610%	4/16/2029	11,590	11,666
[4,5]	MMAF Equipment Finance LLC Class A2 Series 2024-A	5.200%	9/13/2027	10,671	10,695
[4,5]	Navistar Financial Dealer Note Master Owner Trust Class A Series 2024-1	5.590%	4/25/2029	42,640	42,911
[4,5]	Navistar Financial Dealer Note Master Owner Trust II Class A Series 2023-1	6.180%	8/25/2028	11,208	11,219
[5]	Nissan Auto Lease Trust Class A3 Series 2023-B	5.690%	7/15/2026	706	706
[5]	Nissan Auto Lease Trust Class A3 Series 2024-A	4.910%	4/15/2027	26,040	26,114
[5]	Nissan Auto Lease Trust Class A3 Series 2025-A	4.750%	3/15/2028	29,930	30,129
[5]	Nissan Auto Lease Trust Class A3 Series 2025-B	4.320%	11/15/2028	33,070	33,013
[5]	Nissan Auto Lease Trust Class A4 Series 2024-A	4.970%	9/15/2028	3,090	3,104
[5]	Nissan Auto Lease Trust Class A4 Series 2025-A	4.800%	2/15/2029	8,360	8,431
[5]	Nissan Auto Lease Trust Class A4 Series 2025-B	4.350%	7/16/2029	19,290	19,252
[5]	Nissan Auto Lease Trust Class B Series 2025-A	5.030%	2/15/2029	3,160	3,186
[5]	Nissan Auto Lease Trust Class B Series 2025-B	4.560%	7/16/2029	5,470	5,459
4

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Nissan Auto Lease Trust Class C Series 2025-A	5.110%	6/15/2029	6,335	6,378
[5]	Nissan Auto Lease Trust Class C Series 2025-B	4.810%	11/15/2029	2,870	2,864
[5]	Nissan Auto Receivables Owner Trust Class A3 Series 2023-B	5.930%	3/15/2028	15,826	15,945
[5]	Nissan Auto Receivables Owner Trust Class A3 Series 2024-B	4.340%	3/15/2029	23,420	23,430
[4,5]	Nissan Master Owner Trust Receivables Class A Series 2024-B	5.050%	2/15/2029	13,630	13,729
[4,5]	PFS Financing Corp.	4.750%	8/15/2029	2,380	2,391
[4,5]	PFS Financing Corp. Class A Series 2023-C	5.520%	10/15/2028	8,384	8,480
[4,5,6]	PFS Financing Corp. Class A Series 2024-A, SOFR30A + 0.850%	5.190%	1/15/2028	25,980	26,011
[4,5]	PFS Financing Corp. Class A Series 2024-B	4.950%	2/15/2029	5,114	5,149
[4,5]	PFS Financing Corp. Class A Series 2024-D	5.340%	4/15/2029	17,743	17,984
[4,5]	Porsche Financial Auto Securitization Trust Class A3 Series 2023-1A	4.810%	9/22/2028	6,688	6,696
[4,5]	Porsche Financial Auto Securitization Trust Class A3 Series 2023-2A	5.790%	1/22/2029	7,347	7,399
[4,5]	Porsche Financial Auto Securitization Trust Class A4 Series 2024-1A	4.490%	12/22/2032	5,640	5,654
[4,5]	Porsche Innovative Lease Owner Trust Class A3 Series 2025-1A	4.610%	10/20/2028	11,590	11,644
[4,5]	Porsche Innovative Lease Owner Trust Class A4 Series 2024-2A	4.260%	9/20/2030	11,470	11,440
[4,5]	RCKT Trust Class A Series 2025-1A	4.900%	7/25/2034	10,000	10,002
[4,5]	RCKT Trust Class B Series 2025-1A	4.990%	7/25/2034	990	989
[4,5]	Santander Bank Auto Credit-Linked Notes Class A2 Series 2024-A	5.605%	6/15/2032	643	650
[4,5]	Santander Bank Auto Credit-Linked Notes Class A2 Series 2024-B	4.911%	1/18/2033	814	816
[4,5]	Santander Bank Auto Credit-Linked Notes Class B Series 2023-B	5.640%	12/15/2033	1,764	1,773
[4,5]	Santander Bank Auto Credit-Linked Notes Class B Series 2024-A	5.622%	6/15/2032	3,118	3,135
[4,5]	Santander Bank Auto Credit-Linked Notes Class B Series 2024-B	4.965%	1/18/2033	1,110	1,110
[4,5]	Santander Bank Auto Credit-Linked Notes Class C Series 2023-B	5.933%	12/15/2033	1,323	1,332
[4,5]	Santander Bank Auto Credit-Linked Notes Class C Series 2024-A	5.818%	6/15/2032	2,201	2,213
[4,5]	Santander Bank Auto Credit-Linked Notes Class C Series 2024-B	5.141%	1/18/2033	1,770	1,770
[4,5]	Santander Bank Auto Credit-Linked Notes Class D Series 2023-B	6.663%	12/15/2033	2,715	2,743
[4,5]	Santander Bank Auto Credit-Linked Notes Class D Series 2024-A	6.110%	6/15/2032	2,672	2,695
[4,5]	Santander Bank Auto Credit-Linked Notes Class D Series 2024-B	5.483%	1/18/2033	2,280	2,275
[5]	Santander Drive Auto Receivables Trust Class A3 Series 2023-3	5.610%	10/15/2027	1,306	1,307
[5]	Santander Drive Auto Receivables Trust Class A3 Series 2023-4	5.730%	4/17/2028	3,329	3,338
[5]	Santander Drive Auto Receivables Trust Class A3 Series 2023-6	5.930%	7/17/2028	1,758	1,766
[5]	Santander Drive Auto Receivables Trust Class A3 Series 2024 -1	5.250%	4/17/2028	13,573	13,593
[5]	Santander Drive Auto Receivables Trust Class A3 Series 2024-2	5.630%	11/15/2028	21,620	21,720
[5]	Santander Drive Auto Receivables Trust Class A3 Series 2024-3	5.630%	1/16/2029	11,760	11,814
[5]	Santander Drive Auto Receivables Trust Class A3 Series 2024-5	4.620%	11/15/2028	16,180	16,181
[5]	Santander Drive Auto Receivables Trust Class A3 Series 2025-1	4.740%	1/16/2029	32,700	32,757
[5]	Santander Drive Auto Receivables Trust Class A3 Series 2025-2	4.670%	8/15/2029	22,760	22,821
[5]	Santander Drive Auto Receivables Trust Class A3 Series 2025-3	4.380%	1/15/2030	19,680	19,666
[5]	Santander Drive Auto Receivables Trust Class B Series 2022-2	3.440%	9/15/2027	195	195
[5]	Santander Drive Auto Receivables Trust Class B Series 2024-1	5.230%	12/15/2028	5,950	5,978
[5]	Santander Drive Auto Receivables Trust Class B Series 2024-3	5.550%	9/17/2029	8,740	8,850
[5]	Santander Drive Auto Receivables Trust Class B Series 2024-5	4.630%	8/15/2029	10,940	10,938
[5]	Santander Drive Auto Receivables Trust Class B Series 2025-1	4.880%	3/17/2031	18,920	19,016
[5]	Santander Drive Auto Receivables Trust Class B Series 2025-3	4.490%	9/15/2031	11,890	11,855
[5]	Santander Drive Auto Receivables Trust Class C Series 2025-1	5.040%	3/17/2031	26,400	26,617
[4,5]	SBNA Auto Lease Trust Class A3 Series 2023-A	6.510%	4/20/2027	10,789	10,834
[4,5]	SBNA Auto Lease Trust Class A3 Series 2024-A	5.390%	11/20/2026	13,503	13,529
[4,5]	SBNA Auto Lease Trust Class A3 Series 2024-B	5.560%	11/22/2027	14,930	15,006
[4,5]	SBNA Auto Lease Trust Class A3 Series 2024-C	4.560%	2/22/2028	6,030	6,032
[4,5]	SBNA Auto Lease Trust Class A3 Series 2025-A	4.830%	4/20/2028	10,880	10,922
[4,5]	SBNA Auto Lease Trust Class A4 Series 2024-A	5.240%	1/22/2029	8,650	8,688
[4,5]	SBNA Auto Lease Trust Class A4 Series 2024-B	5.550%	12/20/2028	5,810	5,886
[4,5]	SBNA Auto Lease Trust Class A4 Series 2024-C	4.420%	3/20/2029	6,580	6,551
[4,5]	SBNA Auto Lease Trust Class A4 Series 2025-A	4.870%	7/20/2029	4,970	5,007
[4,5]	SBNA Auto Receivables Trust Class A3 Series 2024-A	5.320%	12/15/2028	6,627	6,647
[4,5]	SBNA Auto Receivables Trust Class B Series 2025-SF1	5.120%	3/17/2031	2,339	2,338
[4,5]	SBNA Auto Receivables Trust Class C Series 2025-SF1	5.140%	4/15/2031	6,573	6,573
[4,5]	SBNA Auto Receivables Trust Class D Series 2025-SF1	5.340%	9/15/2031	2,290	2,292
[4,5]	SCCU Auto Receivables Trust Class A2 Series 2023-1A	5.850%	5/17/2027	401	401
[4,5,9]	SCCU Auto Receivables Trust Class A2 Series 2025-1A	4.670%	11/15/2028	14,260	14,256
[4,5]	SCCU Auto Receivables Trust Class A3 Series 2023-1A	5.700%	10/16/2028	9,560	9,631
[4,5]	SCCU Auto Receivables Trust Class A3 Series 2024-1A	5.110%	6/15/2029	11,910	11,951
[4,5,9]	SCCU Auto Receivables Trust Class A3 Series 2025-1A	4.570%	1/15/2031	10,980	10,969
[4,5]	Securitized Term Auto Receivables Trust Class B Series 2025-A	5.038%	7/25/2031	1,894	1,901
[4,5]	Securitized Term Auto Receivables Trust Class B Series 2025-B	4.925%	12/29/2032	11,751	11,784
[4,5]	Securitized Term Auto Receivables Trust Class C Series 2025-A	5.185%	7/25/2031	757	759
[4,5]	Securitized Term Auto Receivables Trust Class C Series 2025-B	5.121%	12/29/2032	1,551	1,552
[4,5]	Securitized Term Auto Receivables Trust Class D Series 2025-B	5.463%	12/29/2032	1,161	1,162
[4,5]	SFS Auto Receivables Securitization Trust Class A2 Series 2024-1A	5.350%	6/21/2027	222	222
[4,5]	SFS Auto Receivables Securitization Trust Class A3 Series 2024-1A	4.950%	5/21/2029	16,410	16,467
5

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,5]	SFS Auto Receivables Securitization Trust Class A3 Series 2024-3A	4.550%	6/20/2030	14,800	14,835
[4,5]	SFS Auto Receivables Securitization Trust Class A3 Series 2025-1A	4.750%	7/22/2030	18,200	18,302
[4,5]	SFS Auto Receivables Securitization Trust Class A3 Series 2025-2A	4.440%	12/20/2030	23,050	23,107
[4,5]	SoFi Consumer Loan Program Trust Class A Series 2025-2	4.820%	6/25/2034	21,970	21,970
[4,5]	Stellantis Financial Underwritten Enhanced Lease Trust Class A3 Series 2025-AA	4.470%	7/20/2028	20,490	20,505
[4,5]	Stellantis Financial Underwritten Enhanced Lease Trust Class A4 Series 2025-AA	4.500%	3/20/2029	5,690	5,693
[4,5]	Stellantis Financial Underwritten Enhanced Lease Trust Class B Series 2025-AA	4.740%	4/20/2029	4,280	4,286
[5]	Synchrony Card Funding LLC Class A Series 2023-A2	5.740%	10/15/2029	31,480	31,944
[5]	Synchrony Card Funding LLC Class A Series 2025-A2	4.490%	5/15/2031	25,556	25,681
[4,5]	Taco Bell Funding LLC Class A23 Series 2016-1A	4.970%	5/25/2046	3,347	3,342
[4,5]	Tesla Auto Lease Trust Class A3 Series 2023-A	5.890%	6/22/2026	824	825
[4,5]	Tesla Auto Lease Trust Class A3 Series 2023-B	6.130%	9/21/2026	12,754	12,784
[4,5]	Tesla Auto Lease Trust Class A3 Series 2024-A	5.300%	6/21/2027	10,610	10,634
[4,5]	Tesla Auto Lease Trust Class A4 Series 2023-A	5.940%	7/20/2027	4,750	4,755
[4,5]	Tesla Auto Lease Trust Class A4 Series 2023-B	6.220%	3/22/2027	4,340	4,358
[4,5]	Tesla Electric Vehicle Trust Class A3 Series 2023-1	5.380%	6/20/2028	11,030	11,101
[4,5]	Tesla Electric Vehicle Trust Class A4 Series 2023-1	5.380%	2/20/2029	1,720	1,744
[4,5]	T-Mobile US Trust Class A Series 2024-1A	5.050%	9/20/2029	18,980	19,085
[4,5]	T-Mobile US Trust Class A Series 2024-2A	4.250%	5/21/2029	21,310	21,259
[4,5]	T-Mobile US Trust Class A Series 2025-1A	4.740%	11/20/2029	22,480	22,611
[4,5,9]	T-Mobile US Trust Class A Series 2025-2A	4.340%	4/22/2030	25,740	25,724
[5]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-B	4.710%	2/15/2028	9,402	9,417
[5]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-C	5.160%	4/17/2028	6,743	6,774
[5]	Toyota Auto Receivables Owner Trust Class A3 Series 2024-A	4.830%	10/16/2028	20,780	20,871
[5]	Toyota Auto Receivables Owner Trust Class A3 Series 2024-D	4.400%	6/15/2029	11,950	11,959
[4,5]	Toyota Lease Owner Trust Class A3 Series 2023-B	5.660%	11/20/2026	22,046	22,102
[4,5]	Toyota Lease Owner Trust Class A3 Series 2024-A	5.250%	4/20/2027	8,344	8,374
[4,5]	Toyota Lease Owner Trust Class A3 Series 2025-A	4.750%	2/22/2028	32,280	32,493
[4,5]	Toyota Lease Owner Trust Class A4 Series 2024-A	5.260%	6/20/2028	2,930	2,951
[4,5]	Toyota Lease Owner Trust Class A4 Series 2024-B	4.250%	1/22/2029	12,370	12,345
[4,5]	Toyota Lease Owner Trust Class A4 Series 2025-A	4.810%	6/20/2029	9,800	9,873
[4,5,6]	Trillium Credit Card Trust II Class A Series 2024-1A, SOFR + 0.750%	5.079%	12/26/2028	25,990	26,027
[4,5]	US Bank NA Class B Series 2023-1	6.789%	8/25/2032	1,181	1,193
[4,5]	US Bank NA Class B Series 2025-SUP1	5.582%	2/25/2032	20,318	20,210
[4,5]	USAA Auto Owner Trust Class A3 Series 2023-A	5.580%	5/15/2028	17,480	17,570
[4,5]	USB Auto Owner Trust Class A3 Series 2025-1A	4.490%	6/17/2030	15,880	15,878
[5]	Verizon Master Trust Class B Series 2024-4	5.400%	6/20/2029	5,560	5,595
[5]	Verizon Master Trust Class B Series 2024-6	4.420%	8/20/2030	19,770	19,688
[5]	Verizon Master Trust Class B Series 2025-3	4.770%	3/20/2030	15,860	15,887
[5]	Verizon Master Trust Class C Series 2024-1	5.490%	12/20/2028	11,380	11,402
[5]	Verizon Master Trust Class C Series 2024-4	5.600%	6/20/2029	7,824	7,873
[5]	Verizon Master Trust Class C Series 2025-1	5.090%	1/21/2031	1,530	1,534
[5]	Verizon Master Trust Class C Series 2025-3	4.900%	3/20/2030	5,940	5,941
[5]	Volkswagen Auto Lease Trust Class A3 Series 2023-A	5.810%	10/20/2026	23,320	23,400
[5]	Volkswagen Auto Lease Trust Class A3 Series 2024-A	5.210%	6/21/2027	21,880	22,039
[5]	Volkswagen Auto Lease Trust Class A3 Series 2025-A	4.500%	6/20/2028	25,510	25,577
[5]	Volkswagen Auto Lease Trust Class A4 Series 2025-A	4.560%	3/20/2030	8,860	8,888
[5]	Volkswagen Auto Loan Enhanced Trust Class A4 Series 2024-1	4.670%	6/20/2031	4,420	4,438
[4,5]	Volvo Financial Equipment LLC Class A3 Series 2024-1A	4.290%	10/16/2028	11,050	11,027
[4,5]	Volvo Financial Equipment LLC Class A3 Series 2025-1A	4.460%	5/15/2029	10,520	10,538
[5]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2019-C54	3.063%	12/15/2052	1,383	1,343
[4,5]	Westlake Automobile Receivables Trust Class A3 Series 2025-2A	4.510%	5/15/2029	8,030	8,036
[4,5]	Westlake Automobile Receivables Trust Class B Series 2025-2A	4.630%	1/15/2031	5,640	5,634
[5]	World Omni Auto Receivables Trust Class A3 Series 2023-B	4.660%	5/15/2028	6,354	6,356
[5]	World Omni Automobile Lease Securitization Trust Class A3 Series 2024-A	5.260%	10/15/2027	14,240	14,353
[5]	World Omni Automobile Lease Securitization Trust Class A3 Series 2025-A	4.420%	4/17/2028	13,180	13,203
[5]	World Omni Automobile Lease Securitization Trust Class A4 Series 2023-A	5.040%	7/17/2028	10,150	10,156
[5]	World Omni Automobile Lease Securitization Trust Class A4 Series 2025-A	4.490%	5/15/2030	6,900	6,919
[5]	World Omni Automobile Lease Securitization Trust Class B Series 2024-A	5.620%	9/17/2029	8,240	8,351
[5]	World Omni Select Auto Trust Class A3 Series 2024-A	4.980%	2/15/2030	12,280	12,319
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $4,108,390)					4,121,396
Corporate Bonds (61.4%)
Communications (1.9%)
	AT&T Inc.	1.700%	3/25/2026	43,444	42,652
	AT&T Inc.	2.950%	7/15/2026	5,010	4,940
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.150%	11/10/2026	30,131	30,577
	Expedia Group Inc.	5.000%	2/15/2026	27,451	27,459
[4]	NTT Finance Corp.	4.567%	7/16/2027	17,957	17,976
	Rogers Communications Inc.	3.625%	12/15/2025	24,062	23,951
6

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Rogers Communications Inc.	3.200%	3/15/2027	12,430	12,173
	Sprint LLC	7.625%	3/1/2026	8,274	8,331
	Take-Two Interactive Software Inc.	5.000%	3/28/2026	4,883	4,893
[10]	Telstra Group Ltd.	4.000%	4/19/2027	23,410	15,067
	T-Mobile USA Inc.	1.500%	2/15/2026	17,796	17,498
	T-Mobile USA Inc.	2.250%	2/15/2026	7,405	7,299
	T-Mobile USA Inc.	3.750%	4/15/2027	57,757	57,085
	TWDC Enterprises 18 Corp.	1.850%	7/30/2026	3,887	3,796
	Walt Disney Co.	3.700%	3/23/2027	847	841
					274,538
Consumer Discretionary (5.3%)
	American Honda Finance Corp.	4.550%	7/9/2027	25,570	25,621
[6]	American Honda Finance Corp., SOFR + 0.550%	4.889%	5/11/2026	37,040	37,087
[6]	American Honda Finance Corp., SOFR + 0.620%	4.970%	12/11/2026	70,000	70,021
[6]	American Honda Finance Corp., SOFR + 0.710%	5.054%	7/9/2027	37,260	37,227
[4]	BMW US Capital LLC	5.050%	4/2/2026	31,500	31,608
[4,6]	BMW US Capital LLC, SOFR + 0.780%	5.130%	3/19/2027	24,000	24,001
[4,6]	BMW US Capital LLC, SOFR + 0.800%	5.140%	8/13/2026	35,675	35,768
	eBay Inc.	1.400%	5/10/2026	9,770	9,543
	Ford Motor Credit Co. LLC	4.134%	8/4/2025	13,570	13,570
	Ford Motor Credit Co. LLC	3.375%	11/13/2025	16,250	16,156
	Ford Motor Credit Co. LLC	2.700%	8/10/2026	2,676	2,610
	General Motors Financial Co. Inc.	1.500%	6/10/2026	16,391	15,953
	General Motors Financial Co. Inc.	5.000%	4/9/2027	11,375	11,434
	General Motors Financial Co. Inc.	5.400%	5/8/2027	11,954	12,112
	General Motors Financial Co. Inc.	5.000%	7/15/2027	1,840	1,850
[6]	General Motors Financial Co. Inc., SOFR + 1.170%	5.517%	4/4/2028	47,140	46,977
[6]	Home Depot Inc., SOFR + 0.330%	4.681%	12/24/2025	22,285	22,283
	Lennar Corp.	5.000%	6/15/2027	1,165	1,170
	Marriott International Inc.	3.750%	10/1/2025	3,634	3,625
	Marriott International Inc.	3.125%	6/15/2026	3,664	3,618
	Marriott International Inc.	5.000%	10/15/2027	5,055	5,118
[4]	Mercedes-Benz Finance North America LLC	4.900%	1/9/2026	59,445	59,463
[4]	Mercedes-Benz Finance North America LLC	4.800%	11/13/2026	37,010	37,177
[4,6]	Mercedes-Benz Finance North America LLC, SOFR + 0.630%	4.975%	7/31/2026	34,000	34,026
	Ross Stores Inc.	0.875%	4/15/2026	20,000	19,464
[10]	Toyota Finance Australia Ltd.	4.450%	4/6/2026	16,520	10,647
[10]	Toyota Finance Australia Ltd.	5.000%	9/15/2026	6,040	3,922
[6,10]	Toyota Finance Australia Ltd., 3M Australian Bank Bill Rate + 1.000%	4.581%	4/6/2026	15,050	9,693
	Toyota Motor Credit Corp.	4.500%	5/14/2027	9,040	9,077
	Toyota Motor Credit Corp.	4.350%	10/8/2027	7,785	7,794
[6]	Toyota Motor Credit Corp., SOFR + 0.450%	4.794%	4/10/2026	37,035	37,062
[6]	Toyota Motor Credit Corp., SOFR + 0.770%	5.109%	8/7/2026	22,340	22,438
[10]	Volkswagen Financial Services Australia Pty Ltd.	4.950%	4/13/2026	8,540	5,498
[4]	Volkswagen Group of America Finance LLC	5.400%	3/20/2026	57,605	57,816
[4,6]	Volkswagen Group of America Finance LLC, SOFR + 1.060%	5.401%	8/14/2026	40,610	40,728
					782,157
Consumer Staples (2.8%)
	Altria Group Inc.	4.400%	2/14/2026	20,562	20,510
	Altria Group Inc.	2.625%	9/16/2026	31,934	31,271
	BAT Capital Corp.	3.557%	8/15/2027	28,570	28,041
	BAT International Finance plc	1.668%	3/25/2026	52,207	51,198
	Campbell's Co.	5.300%	3/20/2026	33,072	33,181
[4,6]	Cargill Inc., SOFR + 0.610%	4.949%	2/11/2028	27,000	26,996
	Conagra Brands Inc.	5.300%	10/1/2026	7,847	7,898
	Constellation Brands Inc.	4.350%	5/9/2027	5,004	4,988
	Kraft Heinz Foods Co.	3.875%	5/15/2027	13,816	13,647
[4]	Mars Inc.	4.450%	3/1/2027	20,395	20,424
[4]	Mars Inc.	4.600%	3/1/2028	35,455	35,651
	McCormick & Co. Inc.	0.900%	2/15/2026	5,104	5,000
	Molson Coors Beverage Co.	3.000%	7/15/2026	15,819	15,585
	Philip Morris International Inc.	2.750%	2/25/2026	54,128	53,572
	Philip Morris International Inc.	4.750%	2/12/2027	7,115	7,157
	Philip Morris International Inc.	3.125%	8/17/2027	2,720	2,655
	Philip Morris International Inc.	4.375%	11/1/2027	7,838	7,845
	Philip Morris International Inc.	4.125%	4/28/2028	14,095	14,001
[6]	Philip Morris International Inc., SOFR + 0.830%	5.176%	4/28/2028	14,520	14,593
	Tyson Foods Inc.	3.550%	6/2/2027	12,466	12,248
					406,461
7

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Energy (2.7%)
	Boardwalk Pipelines LP	5.950%	6/1/2026	3,690	3,715
	BP Capital Markets America Inc.	5.017%	11/17/2027	15,000	15,223
	Canadian Natural Resources Ltd.	3.850%	6/1/2027	12,016	11,872
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/2027	80,585	81,174
	ConocoPhillips Co.	4.400%	7/15/2027	10,000	9,984
	Empresa Nacional del Petroleo	3.750%	8/5/2026	2,874	2,823
	Enbridge Inc.	1.600%	10/4/2026	9,311	8,997
	Enbridge Inc.	5.250%	4/5/2027	6,998	7,082
	Enbridge Inc.	3.700%	7/15/2027	2,550	2,512
	Energy Transfer LP	4.750%	1/15/2026	7,591	7,590
	Energy Transfer LP	3.900%	7/15/2026	24,201	24,065
	Energy Transfer LP	4.000%	10/1/2027	1,327	1,314
[4]	EQT Corp.	3.125%	5/15/2026	3,366	3,319
	Galaxy Pipeline Assets Bidco Ltd.	1.750%	9/30/2027	18,511	17,867
	MPLX LP	1.750%	3/1/2026	2,606	2,562
	Occidental Petroleum Corp.	5.000%	8/1/2027	3,190	3,207
	Ovintiv Inc.	5.375%	1/1/2026	11,299	11,306
	Petroleos Mexicanos	6.875%	10/16/2025	1,902	1,904
	Petroleos Mexicanos	4.500%	1/23/2026	26,656	26,446
	Petroleos Mexicanos	6.875%	8/4/2026	25,279	25,393
	Petroleos Mexicanos	6.490%	1/23/2027	2,960	2,961
	Petroleos Mexicanos	6.500%	3/13/2027	8,361	8,355
	Plains All American Pipeline LP / PAA Finance Corp.	4.650%	10/15/2025	38,420	38,390
	SA Global Sukuk Ltd.	1.602%	6/17/2026	27,012	26,328
	Sabine Pass Liquefaction LLC	5.875%	6/30/2026	1,658	1,667
[11]	Southern Gas Corridor CJSC	6.875%	3/24/2026	18,044	18,230
	Spectra Energy Partners LP	3.375%	10/15/2026	8,118	8,000
	Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/2026	4,690	4,733
	Williams Cos. Inc.	5.400%	3/2/2026	18,360	18,441
					395,460
Financials (31.4%)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	10/1/2025	9,875	9,871
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.750%	1/30/2026	6,900	6,807
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.450%	10/29/2026	59,732	58,169
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.450%	4/15/2027	15,560	16,005
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	10/15/2027	5,357	5,360
	Affiliated Managers Group Inc.	3.500%	8/1/2025	65,000	65,000
	Aflac Inc.	1.125%	3/15/2026	2,564	2,511
	Air Lease Corp.	2.875%	1/15/2026	27,050	26,810
	Air Lease Corp.	5.300%	6/25/2026	26,000	26,130
	Air Lease Corp.	1.875%	8/15/2026	11,539	11,215
	Air Lease Corp.	2.200%	1/15/2027	30,684	29,693
	Allstate Corp.	0.750%	12/15/2025	6,959	6,856
	Allstate Corp.	3.280%	12/15/2026	2,890	2,843
	American Express Co.	6.338%	10/30/2026	27,171	27,279
	American Express Co.	5.645%	4/23/2027	17,980	18,113
	American Express Co.	5.389%	7/28/2027	25,760	25,962
[6]	American Express Co., SOFR + 0.810%	5.153%	7/20/2029	36,350	36,389
[6]	American Express Co., SOFR + 0.930%	5.275%	7/26/2028	40,920	41,157
	Aon Corp. / Aon Global Holdings plc	2.850%	5/28/2027	7,697	7,492
[4]	Apollo Management Holdings LP	4.400%	5/27/2026	30,101	30,019
	Ares Capital Corp.	2.150%	7/15/2026	18,848	18,402
	Ares Capital Corp.	7.000%	1/15/2027	14,589	15,022
[4]	Athene Global Funding	5.684%	2/23/2026	36,830	37,045
[4]	Athene Global Funding	5.620%	5/8/2026	90,170	90,933
[4]	Athene Global Funding	4.950%	1/7/2027	15,430	15,500
[4,6]	Athene Global Funding, SOFR + 1.030%	5.375%	8/27/2026	22,150	22,242
	Banco Santander SA	5.147%	8/18/2025	173	173
[6]	Banco Santander SA, SOFR + 1.120%	5.464%	7/15/2028	29,800	30,038
	Bank of America Corp.	1.197%	10/24/2026	25,645	25,440
	Bank of America Corp.	3.559%	4/23/2027	16,185	16,063
	Bank of America Corp.	1.734%	7/22/2027	12,650	12,302
	Bank of America Corp.	4.376%	4/27/2028	15,000	14,967
	Bank of America Corp.	4.948%	7/22/2028	7,574	7,642
[6]	Bank of America Corp., SOFR + 0.830%	5.175%	1/24/2029	29,000	29,020
	Bank of Montreal	1.250%	9/15/2026	20,000	19,313
	Bank of Montreal	5.266%	12/11/2026	20,388	20,605
[6]	Bank of Montreal, SOFR + 0.860%	5.205%	1/27/2029	36,666	36,644
8

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bank of New York Mellon Corp.	4.441%	6/9/2028	24,670	24,715
	Bank of New York Mellon Corp.	3.992%	6/13/2028	23,783	23,616
[6]	Bank of New York Mellon Corp., SOFR + 0.830%	5.174%	7/21/2028	60,500	60,731
[6]	Bank of Nova Scotia, SOFR + 0.890%	5.231%	2/14/2029	75,034	75,103
[4]	Banque Federative du Credit Mutuel SA	5.896%	7/13/2026	78,921	80,042
[4]	Banque Federative du Credit Mutuel SA	4.753%	7/13/2027	39,600	39,808
[4,6]	BNP Paribas SA, SOFR + 1.430%	5.795%	5/9/2029	14,550	14,703
[4]	BPCE SA	5.100%	1/26/2026	18,370	18,410
	Brown & Brown Inc.	4.600%	12/23/2026	43,818	43,874
	Canadian Imperial Bank of Commerce	5.615%	7/17/2026	14,975	15,138
	Canadian Imperial Bank of Commerce	4.862%	1/13/2028	81,400	81,876
[6]	Canadian Imperial Bank of Commerce, SOFR + 0.930%	5.277%	9/11/2027	36,860	37,000
	Charles Schwab Corp.	0.900%	3/11/2026	5,724	5,596
	Charles Schwab Corp.	1.150%	5/13/2026	7,059	6,880
	Charles Schwab Corp.	3.200%	3/2/2027	8,068	7,925
	Charles Schwab Corp.	2.450%	3/3/2027	3,750	3,643
	Charles Schwab Corp.	3.300%	4/1/2027	1,373	1,351
	Citibank NA	4.576%	5/29/2027	24,500	24,572
	Citibank NA	4.876%	11/19/2027	49,000	49,200
[6]	Citibank NA, SOFR + 0.708%	5.049%	8/6/2026	6,946	6,969
	Citigroup Inc.	3.700%	1/12/2026	7,870	7,834
	Citigroup Inc.	5.610%	9/29/2026	10,000	10,013
	Citigroup Inc.	4.643%	5/7/2028	16,581	16,597
	Citigroup Inc.	3.520%	10/27/2028	21,353	20,884
[6]	Citigroup Inc., SOFR + 0.870%	5.216%	3/4/2029	37,600	37,634
[6,10]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 1.320%	5.114%	8/20/2031	23,900	15,412
[4,6]	Commonwealth Bank of Australia, SOFR + 0.640%	5.008%	3/14/2028	37,371	37,523
[4]	Cooperatieve Rabobank UA	1.106%	2/24/2027	14,125	13,843
[4]	Cooperatieve Rabobank UA	4.655%	8/22/2028	9,665	9,685
[6]	Cooperatieve Rabobank UA, SOFR + 0.620%	4.965%	8/28/2026	18,470	18,528
	Corebridge Financial Inc.	3.650%	4/5/2027	45,000	44,325
[4]	Corebridge Global Funding	5.350%	6/24/2026	37,130	37,402
[4,6]	Corebridge Global Funding, SOFR + 0.750%	5.097%	1/7/2028	16,000	15,992
[4]	Credit Agricole SA	5.589%	7/5/2026	7,292	7,369
[4]	Credit Agricole SA	1.247%	1/26/2027	5,000	4,918
[4]	Credit Agricole SA	4.631%	9/11/2028	14,956	14,952
[4,6]	Credit Agricole SA, SOFR + 1.130%	5.474%	1/9/2029	22,610	22,674
[4]	Danske Bank A/S	6.259%	9/22/2026	60,075	60,176
[4]	Equitable Financial Life Global Funding	1.400%	8/27/2027	1,192	1,118
	Fidelity National Information Services Inc.	1.150%	3/1/2026	27,169	26,619
	Fifth Third Bank NA	4.967%	1/28/2028	17,200	17,304
[6]	Fifth Third Bank NA, SOFR + 0.810%	5.155%	1/28/2028	30,040	30,077
	Fiserv Inc.	3.200%	7/1/2026	4,500	4,445
	Fiserv Inc.	2.250%	6/1/2027	4,725	4,543
[4]	GA Global Funding Trust	4.400%	9/23/2027	19,704	19,633
	GATX Corp.	3.250%	9/15/2026	19,045	18,737
	GATX Corp.	3.850%	3/30/2027	2,111	2,083
	Global Payments Inc.	1.200%	3/1/2026	10,000	9,794
	Global Payments Inc.	4.800%	4/1/2026	4,648	4,646
	Global Payments Inc.	2.150%	1/15/2027	5,010	4,838
	Goldman Sachs Bank USA	5.283%	3/18/2027	35,880	36,019
	Goldman Sachs Bank USA	5.414%	5/21/2027	25,000	25,147
	Goldman Sachs Group Inc.	5.798%	8/10/2026	47,150	47,160
	Goldman Sachs Group Inc.	1.542%	9/10/2027	51,027	49,306
[4]	HPS Corporate Lending Fund	5.300%	6/5/2027	36,381	36,381
	HSBC Holdings plc	4.041%	3/13/2028	46,228	45,793
	HSBC Holdings plc	5.597%	5/17/2028	65,365	66,427
	HSBC Holdings plc	4.755%	6/9/2028	7,875	7,892
[6]	HSBC Holdings plc, SOFR + 1.030%	5.377%	3/3/2029	25,560	25,593
[6]	HSBC Holdings plc, SOFR + 1.040%	5.381%	11/19/2028	21,600	21,640
	Huntington National Bank	4.871%	4/12/2028	45,848	46,059
[6]	Huntington National Bank, SOFR + 0.720%	5.064%	4/12/2028	75,000	74,946
	ING Groep NV	3.950%	3/29/2027	25,518	25,305
	ING Groep NV	4.017%	3/28/2028	25,360	25,149
	Invesco Finance plc	3.750%	1/15/2026	23,177	23,084
	Jefferies Financial Group Inc.	5.000%	2/10/2026	56,888	56,905
	JPMorgan Chase & Co.	1.578%	4/22/2027	25,000	24,463
	JPMorgan Chase & Co.	1.470%	9/22/2027	15,000	14,489
	JPMorgan Chase & Co.	2.947%	2/24/2028	7,570	7,394
[6]	JPMorgan Chase & Co., SOFR + 0.800%	5.145%	1/24/2029	29,520	29,537
9

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	JPMorgan Chase & Co., SOFR + 0.860%	5.204%	10/22/2028	28,564	28,682
[6]	JPMorgan Chase & Co., SOFR + 0.930%	5.274%	7/22/2028	56,000	56,254
	Lloyds Banking Group plc	4.716%	8/11/2026	14,940	14,939
	Lloyds Banking Group plc	5.462%	1/5/2028	6,794	6,868
[6]	Lloyds Banking Group plc, SOFR + 1.060%	5.402%	11/26/2028	68,743	69,028
[4]	LSEGA Financing plc	1.375%	4/6/2026	9,000	8,809
	Manufacturers & Traders Trust Co.	4.650%	1/27/2026	3,326	3,325
	Manufacturers & Traders Trust Co.	4.762%	7/6/2028	44,619	44,797
[6]	Marsh & McLennan Cos. Inc., SOFR + 0.700%	5.039%	11/8/2027	18,520	18,591
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/2028	40,000	39,673
	Morgan Stanley	1.512%	7/20/2027	5,581	5,416
	Morgan Stanley Bank NA	5.504%	5/26/2028	14,060	14,311
	Morgan Stanley Bank NA	5.016%	1/12/2029	4,694	4,752
[6]	Morgan Stanley Bank NA, SOFR + 0.900%	5.244%	1/12/2029	52,000	52,136
[6]	Morgan Stanley Bank NA, SOFR + 0.940%	5.285%	7/14/2028	59,295	59,591
	Morgan Stanley Private Bank NA	4.466%	7/6/2028	26,450	26,433
	Nasdaq Inc.	3.850%	6/30/2026	6,000	5,966
	National Bank of Canada	4.702%	3/5/2027	65,120	65,052
	National Bank of Canada	5.600%	7/2/2027	35,000	35,288
	National Bank of Canada	4.950%	2/1/2028	55,450	55,752
[4]	National Securities Clearing Corp.	5.150%	6/26/2026	5,660	5,698
	NatWest Group plc	7.472%	11/10/2026	10,848	10,924
[4]	NatWest Markets plc	5.416%	5/17/2027	8,400	8,551
	Nomura Holdings Inc.	1.653%	7/14/2026	2,210	2,148
	Nomura Holdings Inc.	2.329%	1/22/2027	23,443	22,675
[6]	PayPal Holdings Inc., SOFR + 0.670%	5.016%	3/6/2028	21,000	21,075
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.450%	1/29/2026	6,085	6,076
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	1.700%	6/15/2026	10,365	10,099
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.400%	11/15/2026	2,275	2,238
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.350%	1/12/2027	5,010	5,051
	PNC Bank NA	4.543%	5/13/2027	56,335	56,275
	PNC Bank NA	4.429%	7/21/2028	31,380	31,376
	PNC Financial Services Group Inc.	4.758%	1/26/2027	10,000	10,001
	PNC Financial Services Group Inc.	5.102%	7/23/2027	37,204	37,361
	PNC Financial Services Group Inc.	6.615%	10/20/2027	1,000	1,024
	RenaissanceRe Finance Inc.	3.450%	7/1/2027	4,600	4,513
	Royal Bank of Canada	4.715%	3/27/2028	7,000	7,035
[6]	Royal Bank of Canada, SOFR + 0.790%	5.134%	7/23/2027	63,530	63,703
[6]	Royal Bank of Canada, SOFR + 0.830%	5.175%	1/24/2029	41,228	41,287
[6]	Royal Bank of Canada, SOFR + 0.860%	5.204%	10/18/2028	55,000	55,134
	Sixth Street Specialty Lending Inc.	2.500%	8/1/2026	4,565	4,465
[4]	Societe Generale SA	5.250%	2/19/2027	22,200	22,359
[4]	Standard Chartered plc	1.456%	1/14/2027	4,500	4,433
[4,6]	Standard Chartered plc, SOFR + 1.240%	5.584%	1/21/2029	15,020	15,097
	State Street Corp.	4.543%	4/24/2028	9,130	9,158
[6]	State Street Corp., SOFR + 0.640%	4.984%	10/22/2027	19,500	19,536
	Suci Second Investment Co.	4.375%	9/10/2027	13,713	13,652
[4,6]	Sumitomo Mitsui Trust Bank Ltd., SOFR + 0.980%	5.341%	9/10/2027	36,860	37,207
	Toronto-Dominion Bank	1.200%	6/3/2026	15,522	15,105
	Toronto-Dominion Bank	5.532%	7/17/2026	21,658	21,879
	Toronto-Dominion Bank	4.568%	12/17/2026	102,000	102,178
[6]	Toronto-Dominion Bank, SOFR + 0.820%	5.164%	1/31/2028	33,636	33,704
	Truist Bank	4.671%	5/20/2027	36,237	36,232
	Truist Bank	4.420%	7/24/2028	72,140	72,037
	Truist Financial Corp.	6.047%	6/8/2027	28,162	28,452
	UBS AG	1.250%	8/7/2026	11,024	10,682
	UBS AG	4.864%	1/10/2028	55,770	56,098
[4]	UBS Group AG	4.125%	4/15/2026	10,048	10,020
[4]	UBS Group AG	5.711%	1/12/2027	6,944	6,973
[4]	UBS Group AG	1.305%	2/2/2027	44,440	43,691
[4]	UBS Group AG	1.494%	8/10/2027	22,500	21,788
[4]	UBS Group AG	6.327%	12/22/2027	14,743	15,095
[4]	UBS Group AG	3.869%	1/12/2029	4,228	4,159
	US Bancorp	5.727%	10/21/2026	46,587	46,680
	US Bancorp	6.787%	10/26/2027	49,923	51,226
	US Bank NA	4.730%	5/15/2028	37,537	37,703
[6]	US Bank NA, SOFR + 0.690%	5.034%	10/22/2027	36,000	36,043
	Voya Financial Inc.	3.650%	6/15/2026	9,402	9,331
	Wells Fargo & Co.	3.196%	6/17/2027	18,500	18,282
	Wells Fargo & Co.	4.900%	1/24/2028	45,850	46,085
10

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wells Fargo & Co.	3.526%	3/24/2028	6,562	6,458
					4,588,186
Health Care (3.7%)
	AbbVie Inc.	2.950%	11/21/2026	17,356	17,052
	AbbVie Inc.	4.800%	3/15/2027	49,725	50,059
	Baxter International Inc.	2.600%	8/15/2026	4,465	4,377
	Baxter International Inc.	1.915%	2/1/2027	14,816	14,256
	Becton Dickinson & Co.	3.700%	6/6/2027	5,002	4,942
	Cardinal Health Inc.	4.700%	11/15/2026	53,908	54,016
	Cencora Inc.	3.450%	12/15/2027	5,605	5,481
	CVS Health Corp.	5.000%	2/20/2026	21,822	21,828
	CVS Health Corp.	2.875%	6/1/2026	41,620	41,032
	Elevance Health Inc.	5.350%	10/15/2025	14,260	14,264
	Elevance Health Inc.	1.500%	3/15/2026	14,885	14,598
	Elevance Health Inc.	4.500%	10/30/2026	17,700	17,711
	Elevance Health Inc.	3.650%	12/1/2027	13,716	13,496
	GE HealthCare Technologies Inc.	5.600%	11/15/2025	73,885	74,007
	GE HealthCare Technologies Inc.	5.650%	11/15/2027	17,000	17,426
	HCA Inc.	5.875%	2/15/2026	5,000	5,003
	HCA Inc.	5.250%	6/15/2026	10,000	10,011
	HCA Inc.	4.500%	2/15/2027	23,907	23,860
[6]	HCA Inc., SOFR + 0.870%	5.217%	3/1/2028	13,200	13,286
[4]	Highmark Inc.	1.450%	5/10/2026	7,300	7,108
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/2026	33,287	32,817
	Stryker Corp.	3.375%	11/1/2025	17,232	17,173
	UnitedHealth Group Inc.	3.700%	5/15/2027	4,822	4,770
[6]	UnitedHealth Group Inc., SOFR + 0.500%	4.844%	7/15/2026	29,760	29,773
	Zimmer Biomet Holdings Inc.	4.700%	2/19/2027	37,500	37,634
					545,980
Industrials (2.6%)
[4]	BAE Systems Holdings Inc.	3.850%	12/15/2025	17,000	16,950
[4]	BAE Systems plc	5.000%	3/26/2027	14,828	14,961
	Boeing Co.	2.750%	2/1/2026	3,690	3,648
	Boeing Co.	2.196%	2/4/2026	5,000	4,934
	Boeing Co.	2.700%	2/1/2027	19,462	18,901
	Boeing Co.	5.040%	5/1/2027	34,806	35,008
	Boeing Co.	6.259%	5/1/2027	3,890	3,990
[10]	Brisbane Airport Corp. Pty Ltd.	3.100%	6/30/2026	4,160	2,651
	CNH Industrial Capital LLC	5.450%	10/14/2025	10,580	10,593
	CNH Industrial Capital LLC	4.500%	10/8/2027	6,073	6,062
[4]	Daimler Truck Finance North America LLC	5.600%	8/8/2025	26,187	26,193
[4]	Daimler Truck Finance North America LLC	5.000%	1/15/2027	14,925	15,025
	Delta Air Lines Inc.	7.375%	1/15/2026	40,541	40,893
	GE Capital International Funding Co. Unlimited Co.	3.373%	11/15/2025	6,144	6,116
	Ingersoll Rand Inc.	5.197%	6/15/2027	28,270	28,636
[10]	Lonsdale Finance Pty Ltd.	3.900%	10/15/2025	23,570	15,138
[10]	Lonsdale Finance Pty Ltd.	2.450%	11/20/2026	8,300	5,219
	Northrop Grumman Corp.	3.200%	2/1/2027	15,400	15,133
	RTX Corp.	2.650%	11/1/2026	8,850	8,660
	RTX Corp.	3.500%	3/15/2027	16,633	16,403
	RTX Corp.	3.125%	5/4/2027	51,539	50,429
	Ryder System Inc.	3.350%	9/1/2025	14,863	14,844
	Southwest Airlines Co.	5.125%	6/15/2027	19,296	19,425
[6,10]	WSO Finance Pty Ltd., 3M Australian Bank Bill Rate + 2.000%	5.717%	7/14/2026	2,280	1,473
					381,285
Materials (1.8%)
	Corp. Nacional del Cobre de Chile	3.625%	8/1/2027	16,280	15,949
	DuPont de Nemours Inc.	4.493%	11/15/2025	49,736	49,638
	Ecolab Inc.	2.700%	11/1/2026	10,770	10,558
[4]	Glencore Funding LLC	4.000%	3/27/2027	32,343	32,012
[4]	Glencore Funding LLC	3.875%	10/27/2027	13,353	13,142
[4,6]	Glencore Funding LLC, SOFR + 0.750%	5.102%	10/1/2026	25,000	25,014
	Nutrien Ltd.	5.950%	11/7/2025	13,126	13,156
	Nutrien Ltd.	4.000%	12/15/2026	10,636	10,549
	Nutrien Ltd.	4.500%	3/12/2027	23,580	23,575
	Owens Corning	5.500%	6/15/2027	6,655	6,769
[6]	Rio Tinto Finance USA plc, SOFR + 0.840%	5.188%	3/14/2028	26,030	26,220
	Sonoco Products Co.	4.450%	9/1/2026	16,485	16,453
	Sonoco Products Co.	2.250%	2/1/2027	8,269	7,977
11

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Suzano Austria GmbH	5.750%	7/14/2026	6,945	7,009
					258,021
Real Estate (2.5%)
	Alexandria Real Estate Equities Inc.	4.300%	1/15/2026	4,000	3,991
	Alexandria Real Estate Equities Inc.	3.950%	1/15/2027	22,631	22,442
	American Tower Corp.	1.300%	9/15/2025	6,059	6,031
	American Tower Corp.	4.400%	2/15/2026	16,766	16,740
	American Tower Corp.	1.600%	4/15/2026	9,817	9,604
	American Tower Corp.	3.375%	10/15/2026	7,254	7,156
	American Tower Corp.	2.750%	1/15/2027	8,541	8,329
	American Tower Corp.	3.550%	7/15/2027	2,256	2,218
	AvalonBay Communities Inc.	3.500%	11/15/2025	2,540	2,530
	AvalonBay Communities Inc.	2.900%	10/15/2026	10,780	10,586
	Boston Properties LP	3.650%	2/1/2026	4,158	4,133
	Brixmor Operating Partnership LP	4.125%	6/15/2026	20,632	20,557
	Camden Property Trust	5.850%	11/3/2026	1,875	1,903
	COPT Defense Properties LP	2.250%	3/15/2026	7,222	7,099
	CubeSmart LP	4.000%	11/15/2025	2,659	2,650
	CubeSmart LP	3.125%	9/1/2026	9,592	9,432
	Digital Realty Trust LP	3.700%	8/15/2027	19,129	18,866
	DOC DR LLC	4.300%	3/15/2027	4,096	4,077
	DOC DR LLC	3.950%	1/15/2028	11,209	11,073
	ERP Operating LP	2.850%	11/1/2026	3,346	3,282
	Essex Portfolio LP	3.375%	4/15/2026	7,631	7,560
	Extra Space Storage LP	3.500%	7/1/2026	23,369	23,159
	Extra Space Storage LP	3.875%	12/15/2027	17,991	17,707
	Healthpeak OP LLC	1.350%	2/1/2027	7,857	7,500
	Kite Realty Group LP	4.000%	10/1/2026	5,036	4,988
	Mid-America Apartments LP	4.000%	11/15/2025	12,387	12,354
	Mid-America Apartments LP	3.600%	6/1/2027	11,119	10,973
	NNN REIT Inc.	4.000%	11/15/2025	6,741	6,723
	NNN REIT Inc.	3.600%	12/15/2026	4,000	3,952
	Prologis LP	3.250%	6/30/2026	2,413	2,388
	Prologis LP	3.250%	10/1/2026	3,750	3,699
	Realty Income Corp.	4.450%	9/15/2026	3,750	3,747
	Realty Income Corp.	4.125%	10/15/2026	7,609	7,576
	Simon Property Group LP	3.300%	1/15/2026	8,380	8,328
	Simon Property Group LP	3.250%	11/30/2026	5,874	5,784
	Ventas Realty LP	4.125%	1/15/2026	21,052	20,977
	Ventas Realty LP	3.250%	10/15/2026	3,330	3,276
	Weyerhaeuser Co.	4.750%	5/15/2026	29,216	29,248
	WP Carey Inc.	4.250%	10/1/2026	14,567	14,507
					367,145
Technology (3.4%)
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.500%	1/15/2028	21,005	20,553
	Broadcom Inc.	3.459%	9/15/2026	3,993	3,954
	Dell International LLC / EMC Corp.	4.900%	10/1/2026	47,206	47,356
	Hewlett Packard Enterprise Co.	4.450%	9/25/2026	79,002	78,943
	Hewlett Packard Enterprise Co.	4.400%	9/25/2027	3,719	3,719
	HP Inc.	1.450%	6/17/2026	7,350	7,149
	HP Inc.	4.750%	1/15/2028	5,639	5,690
	IBM International Capital Pte Ltd.	4.700%	2/5/2026	6,420	6,429
	IBM International Capital Pte Ltd.	4.600%	2/5/2027	2,316	2,323
	Intel Corp.	4.875%	2/10/2026	15,336	15,338
	Intel Corp.	2.600%	5/19/2026	25,659	25,247
	Intel Corp.	3.750%	3/25/2027	10,777	10,630
	Intel Corp.	3.150%	5/11/2027	1,910	1,863
	International Business Machines Corp.	2.200%	2/9/2027	10,939	10,596
	Kyndryl Holdings Inc.	2.050%	10/15/2026	884	856
	NXP BV / NXP Funding LLC	5.350%	3/1/2026	33,904	33,960
	NXP BV / NXP Funding LLC / NXP USA Inc.	3.875%	6/18/2026	55,003	54,672
	Oracle Corp.	2.650%	7/15/2026	34,280	33,670
	Oracle Corp.	2.800%	4/1/2027	27,772	27,018
[6]	Oracle Corp., SOFR + 0.760%	5.101%	8/3/2028	18,760	18,826
	Roper Technologies Inc.	1.000%	9/15/2025	26,555	26,430
	Synopsys Inc.	4.550%	4/1/2027	39,808	39,859
	VMware LLC	4.650%	5/15/2027	14,405	14,449
	VMware LLC	3.900%	8/21/2027	2,087	2,063
					491,593
12

Ultra-Short-Term Bond Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Utilities (3.3%)
	Ameren Corp.	3.650%	2/15/2026	22,645	22,514
	American Electric Power Co. Inc.	5.699%	8/15/2025	17,790	17,785
[6]	Consolidated Edison Co. of New York Inc., SOFR + 0.520%	4.861%	11/18/2027	22,240	22,266
	DTE Electric Co.	4.250%	5/14/2027	7,230	7,230
	DTE Energy Co.	4.950%	7/1/2027	15,163	15,304
	Duke Energy Corp.	0.900%	9/15/2025	10,000	9,951
	Duke Energy Corp.	2.650%	9/1/2026	46,312	45,391
	Entergy Corp.	2.950%	9/1/2026	4,019	3,947
	ITC Holdings Corp.	3.250%	6/30/2026	25,821	25,507
[4]	ITC Holdings Corp.	4.950%	9/22/2027	9,022	9,078
	ITC Holdings Corp.	3.350%	11/15/2027	37,763	36,754
	National Fuel Gas Co.	5.500%	10/1/2026	1,057	1,065
[10]	Network Finance Co. Pty Ltd.	2.250%	11/11/2026	3,650	2,290
	NextEra Energy Capital Holdings Inc.	5.749%	9/1/2025	16,030	16,036
	NextEra Energy Capital Holdings Inc.	4.950%	1/29/2026	32,280	32,317
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/2027	4,931	4,855
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/2027	11,581	11,621
[9]	NextEra Energy Capital Holdings Inc.	4.685%	9/1/2027	14,710	14,781
	NiSource Inc.	3.490%	5/15/2027	2,060	2,025
[4]	Oncor Electric Delivery Co. LLC	4.500%	3/20/2027	16,700	16,746
	PPL Capital Funding Inc.	3.100%	5/15/2026	20,555	20,307
	Public Service Enterprise Group Inc.	0.800%	8/15/2025	14,130	14,105
	San Diego Gas & Electric Co.	2.500%	5/15/2026	24,149	23,758
	Southern California Edison Co.	4.400%	9/6/2026	9,050	9,023
	Southern Co.	5.150%	10/6/2025	25,611	25,618
[10]	United Energy Distribution Pty Ltd.	2.200%	10/29/2026	2,260	1,421
[10]	Victoria Power Networks Finance Pty Ltd.	1.603%	4/21/2026	11,500	7,267
	Virginia Electric & Power Co.	3.150%	1/15/2026	2,370	2,355
[5]	Virginia Power Fuel Securitization LLC	5.088%	5/1/2029	6,727	6,750
[4]	Vistra Operations Co. LLC	5.050%	12/30/2026	4,080	4,094
[4]	Vistra Operations Co. LLC	3.700%	1/30/2027	2,260	2,229
	WEC Energy Group Inc.	5.000%	9/27/2025	7,522	7,523
	WEC Energy Group Inc.	4.750%	1/9/2026	22,937	22,935
	WEC Energy Group Inc.	5.600%	9/12/2026	1,883	1,903
	Wisconsin Power & Light Co.	3.050%	10/15/2027	9,719	9,448
					476,199
Total Corporate Bonds (Cost $8,936,722)					8,967,025
Sovereign Bonds (2.6%)
[4]	Caisse d'Amortissement de la Dette Sociale	4.875%	9/19/2026	35,437	35,674
	Caisse d'Amortissement de la Dette Sociale	4.250%	1/24/2027	21,801	21,815
	CDP Financial Inc.	1.000%	5/26/2026	12,800	12,462
[4]	CDP Financial Inc.	1.000%	5/26/2026	14,800	14,409
	Dominican Republic	5.950%	1/25/2027	3,236	3,265
[5]	Dominican Republic	8.625%	4/20/2027	2,993	3,099
	Kingdom of Morocco	2.375%	12/15/2027	5,350	5,071
	Ontario Teachers' Finance Trust	0.875%	9/21/2026	30,633	29,492
	Province of Alberta	2.050%	8/17/2026	30,720	30,026
	Province of British Columbia	0.900%	7/20/2026	60,875	58,947
	Republic of Chile	2.750%	1/31/2027	12,945	12,629
	Republic of Guatemala	4.500%	5/3/2026	1,651	1,637
	Republic of Guatemala	4.375%	6/5/2027	6,421	6,319
	Republic of Paraguay	5.000%	4/15/2026	3,946	3,936
	Republic of Poland	3.250%	4/6/2026	34,699	34,409
	Republic of South Africa	5.875%	9/16/2025	9,654	9,656
	Republic of South Africa	4.875%	4/14/2026	7,510	7,482
	Republic of South Africa	4.850%	9/27/2027	21,470	21,392
[12]	State of Israel	5.000%	10/30/2026	21,754	25,508
[12]	State of Israel	1.500%	1/18/2027	2,905	3,240
	Sultanate of Oman	4.750%	6/15/2026	17,297	17,260
	Sultanate of Oman	5.375%	3/8/2027	4,261	4,308
	Sultanate of Oman	6.750%	10/28/2027	7,500	7,837
Total Sovereign Bonds (Cost $369,162)					369,873
13

Ultra-Short-Term Bond Fund
		Coupon		Shares	Market Value• ($000)
Temporary Cash Investments (4.6%)
Money Market Fund (0.1%)
[13]	Vanguard Market Liquidity Fund	4.367%		169,478	16,946
			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (4.5%)
	United States Treasury Bill	4.075%–4.105%	7/9/2026	686,283	660,595
Total Temporary Cash Investments (Cost $677,816)					677,541
Total Investments (99.7%) (Cost $14,510,767)					14,554,076
Other Assets and Liabilities—Net (0.3%)					46,422
Net Assets (100%)					14,600,498
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $6,387 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $7,797 have been segregated as initial margin for open futures contracts.
3	Securities with a value of $574 have been segregated as collateral for open forward currency contracts.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2025, the aggregate value was $3,920,745, representing 26.9% of net assets.
5	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Security value determined using significant unobservable inputs.
8	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
9	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2025.
10	Face amount denominated in Australian dollars.
11	Guaranteed by the Republic of Azerbaijan.
12	Face amount denominated in euro.
13	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
DAC—Designated Activity Company.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
2-Year U.S. Treasury Note	September 2025	(992)	(205,329)	245
5-Year U.S. Treasury Note	September 2025	(2,208)	(238,844)	(321)
AUD 3-Year Treasury Bond	September 2025	(199)	(13,724)	13
Euro-Schatz	September 2025	(134)	(16,370)	30
				(33)

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
State Street Bank & Trust Co.	9/17/2025	USD	84,312	AUD	129,110	1,263	—
Toronto-Dominion Bank	9/17/2025	USD	7,965	AUD	12,193	122	—
Bank of America, N.A.	9/17/2025	USD	1,458	AUD	2,215	33	—
14

Ultra-Short-Term Bond Fund
Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
JPMorgan Chase Bank, N.A.	9/17/2025	USD	32,788	EUR	28,550	101	—
State Street Bank & Trust Co.	9/17/2025	USD	531	GBP	392	13	—
						1,532	—
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
USD—U.S. dollar.
At July 31, 2025, the counterparties had deposited in segregated accounts securities with a value of $838 in connection with open forward currency contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
7/31/2026	N/A	1,044,000	3.982[1]	(4.390)[2]	(983)	(1,032)
8/3/2026	8/1/2025[3]	1,000,000	3.990[1]	(0.000)[2]	(811)	(838)
7/30/2027	N/A	525,000	4.390[4]	(3.982)[5]	(2,650)	905
					(4,444)	(965)
1 Interest payment received/paid at maturity.
2 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid at maturity.
3 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
4 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid annually.
5 Interest payment received/paid annually.

See accompanying Notes, which are an integral part of the Financial Statements.
15

Ultra-Short-Term Bond Fund
Statement of Assets and Liabilities
As of July 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $14,493,821)	14,537,130
Affiliated Issuers (Cost $16,946)	16,946
Total Investments in Securities	14,554,076
Investment in Vanguard	361
Foreign Currency, at Value (Cost $5,130)	5,079
Receivables for Investment Securities Sold	14,502
Receivables for Accrued Income	97,328
Receivables for Capital Shares Issued	25,310
Variation Margin Receivable—Futures Contracts	193
Variation Margin Receivable—Centrally Cleared Swap Contracts	26
Unrealized Appreciation—Forward Currency Contracts	1,532
Total Assets	14,698,407
Liabilities
Due to Custodian	1,601
Payables for Investment Securities Purchased	66,647
Payables for Capital Shares Redeemed	23,875
Payables for Distributions	5,200
Payables to Vanguard	586
Total Liabilities	97,909
Net Assets	14,600,498
At July 31, 2025, net assets consisted of:

Paid-in Capital	14,787,756
Total Distributable Earnings (Loss)	(187,258)
Net Assets	14,600,498

Investor Shares—Net Assets
Applicable to 26,514,372 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	265,388
Net Asset Value Per Share—Investor Shares	$10.01

Admiral™ Shares—Net Assets
Applicable to 716,010,002 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	14,335,110
Net Asset Value Per Share—Admiral Shares	$20.02

See accompanying Notes, which are an integral part of the Financial Statements.
16

Ultra-Short-Term Bond Fund
Statement of Operations

Six Months Ended July 31, 2025
($000)
Investment Income
Income
Interest[1]	346,254
Total Income	346,254
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,254
Management and Administrative—Investor Shares	242
Management and Administrative—Admiral Shares	4,390
Marketing and Distribution—Investor Shares	8
Marketing and Distribution—Admiral Shares	370
Custodian Fees	30
Shareholders’ Reports and Proxy Fees—Investor Shares	1
Shareholders’ Reports and Proxy Fees—Admiral Shares	98
Trustees’ Fees and Expenses	4
Other Expenses	12
Total Expenses	6,409
Net Investment Income	339,845
Realized Net Gain (Loss)
Investment Securities Sold[1]	14,094
Futures Contracts	(9,572)
Options Purchased	(200)
Options Written	405
Swap Contracts	(2,669)
Forward Currency Contracts	(3,561)
Foreign Currencies	459
Realized Net Gain (Loss)	(1,044)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(11,393)
Futures Contracts	(239)
Swap Contracts	1,081
Forward Currency Contracts	725
Foreign Currencies	4
Change in Unrealized Appreciation (Depreciation)	(9,822)
Net Increase (Decrease) in Net Assets Resulting from Operations	328,979
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,891, ($8), and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
17

Ultra-Short-Term Bond Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2025	Year Ended January 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	339,845	651,410
Realized Net Gain (Loss)	(1,044)	34,110
Change in Unrealized Appreciation (Depreciation)	(9,822)	7,317
Net Increase (Decrease) in Net Assets Resulting from Operations	328,979	692,837
Distributions
Investor Shares	(6,497)	(14,678)
Admiral Shares	(333,430)	(639,124)
Total Distributions	(339,927)	(653,802)
Capital Share Transactions
Investor Shares	(26,983)	(29,971)
Admiral Shares	1,045,308	1,434,498
Net Increase (Decrease) from Capital Share Transactions	1,018,325	1,404,527
Total Increase (Decrease)	1,007,377	1,443,562
Net Assets
Beginning of Period	13,593,121	12,149,559
End of Period	14,600,498	13,593,121

See accompanying Notes, which are an integral part of the Financial Statements.
18

Ultra-Short-Term Bond Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2025	Year Ended January 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.02	$9.98	$9.89	$9.99	$10.08	$10.04
Investment Operations
Net Investment Income[1]	.238	.501	.402	.141	.047	.127
Net Realized and Unrealized Gain (Loss) on Investments	(.011)	.040	.107	(.093)	(.086)	.053
Total from Investment Operations	.227	.541	.509	.048	(.039)	.180
Distributions
Dividends from Net Investment Income	(.237)	(.501)	(.419)	(.148)	(.050)	(.140)
Distributions from Realized Capital Gains	—	—	—	—	(.001)	—
Total Distributions	(.237)	(.501)	(.419)	(.148)	(.051)	(.140)
Net Asset Value, End of Period	$10.01	$10.02	$9.98	$9.89	$9.99	$10.08
Total Return[2]	2.28%	5.56%	5.26%	0.49%	-0.39%	1.81%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$265	$292	$322	$503	$677	$728
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%[3]	0.20%[3]	0.20%[3]	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	4.79%	5.00%	4.05%	1.42%	0.47%	1.27%
Portfolio Turnover Rate	45%	69%	91%	61%	57%[4]	60%[4]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.20%.
4	Includes 1% and 3% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.
19

Ultra-Short-Term Bond Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2025	Year Ended January 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$20.03	$19.97	$19.78	$19.99	$20.15	$20.08
Investment Operations
Net Investment Income[1]	.487	1.021	.836	.294	.113	.263
Net Realized and Unrealized Gain (Loss) on Investments	(.012)	.062	.212	(.188)	(.152)	.107
Total from Investment Operations	.475	1.083	1.048	.106	(.039)	.370
Distributions
Dividends from Net Investment Income	(.485)	(1.023)	(.858)	(.316)	(.119)	(.300)
Distributions from Realized Capital Gains	—	—	—	—	(.002)	—
Total Distributions	(.485)	(1.023)	(.858)	(.316)	(.121)	(.300)
Net Asset Value, End of Period	$20.02	$20.03	$19.97	$19.78	$19.99	$20.15
Total Return[2]	2.39%	5.56%	5.42%	0.54%	-0.20%	1.86%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,335	$13,301	$11,828	$13,489	$19,476	$16,060
Ratio of Total Expenses to Average Net Assets	0.09%	0.10%[3]	0.10%[3]	0.10%[3]	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	4.89%	5.10%	4.21%	1.49%	0.56%	1.31%
Portfolio Turnover Rate	45%	69%	91%	61%	57%[4]	60%[4]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Includes 1% and 3% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.
20

Ultra-Short-Term Bond Fund
Notes to Financial Statements
Vanguard Ultra-Short-Term Bond Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund’s sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded in the Statement of Assets and Liabilities as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded in the Statement of Assets and Liabilities as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of swaptions are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the six months ended July 31, 2025, the fund’s average value of investments in swaptions purchased and swaptions written represented less than 1% of net assets, respectively, based on the average market values at each quarter-end during the period. The fund had no open swaption contracts at July 31, 2025.
4. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
21

Ultra-Short-Term Bond Fund
During the six months ended July 31, 2025, the fund’s average investments in long and short futures contracts represented 1% and 2% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
5. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended July 31, 2025, the fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
6. Swap Contracts: The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. The fund enters into inflation swap transactions to transfer inflation risk from one party to another through an exchange of cash flows. Under the terms of the swap, one party pays a fixed rate applied to a notional amount. In return, the other party pays a floating rate linked to an inflation index.
The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended July 31, 2025, the fund’s average amounts of investments in interest rate swaps represented 17% of net assets, based on the average of notional amounts at each quarter-end during the period.
7. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
8. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
22

Ultra-Short-Term Bond Fund
9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
10. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2025, the fund had contributed to Vanguard capital in the amount of $361,000, representing less than 0.01% of the fund’s net assets and 0.14% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
23

Ultra-Short-Term Bond Fund
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	418,241	—	418,241
Asset-Backed/Commercial Mortgage-Backed Securities	—	4,105,166	16,230	4,121,396
Corporate Bonds	—	8,967,025	—	8,967,025
Sovereign Bonds	—	369,873	—	369,873
Temporary Cash Investments	16,946	660,595	—	677,541
Total	16,946	14,520,900	16,230	14,554,076
Derivative Financial Instruments
Assets
Futures Contracts[1]	288	—	—	288
Forward Currency Contracts	—	1,532	—	1,532
Swap Contracts	905[1]	—	—	905
Total	1,193	1,532	—	2,725
Liabilities
Futures Contracts[1]	(321)	—	—	(321)
Swap Contracts	(1,870)[1]	—	—	(1,870)
Total	(2,191)	—	—	(2,191)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	At July 31, 2025, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts	288	—	—	288
Unrealized Appreciation—Centrally Cleared Swap Contracts	905	—	—	905
Unrealized Appreciation—Forward Currency Contracts	—	1,532	—	1,532
Total Assets	1,193	1,532	—	2,725

Unrealized Depreciation—Futures Contracts	(321)	—	—	(321)
Unrealized Depreciation—Centrally Cleared Swap Contracts	(1,870)	—	—	(1,870)
Total Liabilities	(2,191)	—	—	(2,191)
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended July 31, 2025, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	(9,572)	—	—	(9,572)
Options Purchased	(200)	—	—	(200)
Options Written	405	—	—	405
Swap Contracts	(4,194)	—	1,525	(2,669)
Forward Currency Contracts	—	(3,561)	—	(3,561)
Realized Net Gain (Loss) on Derivatives	(13,561)	(3,561)	1,525	(15,597)
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(239)	—	—	(239)
Swap Contracts	1,081	—	—	1,081
Forward Currency Contracts	—	725	—	725
Change in Unrealized Appreciation (Depreciation) on Derivatives	842	725	—	1,567
24

Ultra-Short-Term Bond Fund
E.	As of July 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	14,507,960
Gross Unrealized Appreciation	53,903
Gross Unrealized Depreciation	(7,253)
Net Unrealized Appreciation (Depreciation)	46,650
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2025, the fund had available capital losses totaling $233,970,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended July 31, 2025, the fund purchased $4,578,181,000 of investment securities and sold $3,573,400,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $2,364,173,000 and $2,336,506,000, respectively.
G.	Capital share transactions for each class of shares were:

	Six Months Ended July 31, 2025		Year Ended January 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	67,723	6,754	99,546	9,945
Issued in Lieu of Cash Distributions	5,852	584	13,181	1,320
Redeemed	(100,558)	(10,028)	(142,698)	(14,264)
Net Increase (Decrease)—Investor Shares	(26,983)	(2,690)	(29,971)	(2,999)
Admiral Shares
Issued	3,171,487	158,099	5,325,724	265,950
Issued in Lieu of Cash Distributions	302,589	15,103	561,875	28,124
Redeemed	(2,428,768)	(121,099)	(4,453,101)	(222,399)
Net Increase (Decrease)—Admiral Shares	1,045,308	52,103	1,434,498	71,675
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q14922 092025
25

Financial Statements
For the six-months ended July 31, 2025
Vanguard High-Yield Corporate Fund

Contents
Financial Statements	1

High-Yield Corporate Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (5.8%)
U.S. Government Securities (5.8%)
[1,2]	United States Treasury Note/Bond	0.500%	2/28/2026	168,150	164,452
	United States Treasury Note/Bond	4.625%	9/15/2026	4,000	4,020
	United States Treasury Note/Bond	3.500%	9/30/2026	91,400	90,736
[1]	United States Treasury Note/Bond	4.125%	10/31/2026	49,279	49,271
	United States Treasury Note/Bond	4.250%	11/30/2026	60,000	60,110
	United States Treasury Note/Bond	1.250%	12/31/2026	25,039	24,076
	United States Treasury Note/Bond	4.000%	1/15/2027	5,000	4,996
	United States Treasury Note/Bond	4.125%	1/31/2027	17,140	17,156
[1]	United States Treasury Note/Bond	1.875%	2/28/2027	27,954	27,042
	United States Treasury Note/Bond	4.125%	2/28/2027	20,573	20,604
	United States Treasury Note/Bond	2.500%	3/31/2027	13,602	13,275
	United States Treasury Note/Bond	4.500%	5/15/2027	6,558	6,615
	United States Treasury Note/Bond	4.375%	7/15/2027	20,500	20,659
	United States Treasury Note/Bond	2.750%	7/31/2027	173,265	169,285
	United States Treasury Note/Bond	3.750%	8/15/2027	24,891	24,799
	United States Treasury Note/Bond	0.375%	9/30/2027	14,000	12,978
	United States Treasury Note/Bond	3.875%	10/15/2027	41,594	41,549
	United States Treasury Note/Bond	0.500%	10/31/2027	14,000	12,978
	United States Treasury Note/Bond	4.125%	11/15/2027	24,500	24,607
	United States Treasury Note/Bond	4.000%	12/15/2027	400	401
	United States Treasury Note/Bond	0.625%	12/31/2027	4,286	3,965
	United States Treasury Note/Bond	4.250%	1/15/2028	31,857	32,105
	United States Treasury Note/Bond	4.250%	2/15/2028	4,100	4,134
	United States Treasury Note/Bond	3.750%	4/15/2028	48,079	47,899
	United States Treasury Note/Bond	1.250%	4/30/2028	16,000	14,907
	United States Treasury Note/Bond	1.250%	5/31/2028	9,800	9,112
	United States Treasury Note/Bond	3.625%	5/31/2028	11,000	10,921
[2]	United States Treasury Note/Bond	1.250%	6/30/2028	9,779	9,074
	United States Treasury Note/Bond	1.125%	8/31/2028	10,831	9,968
	United States Treasury Note/Bond	4.375%	8/31/2028	34,768	35,249
	United States Treasury Note/Bond	1.250%	9/30/2028	8,900	8,205
	United States Treasury Note/Bond	4.625%	9/30/2028	6,400	6,537
	United States Treasury Note/Bond	1.375%	10/31/2028	8,700	8,037
	United States Treasury Note/Bond	4.875%	10/31/2028	8,706	8,964
	United States Treasury Note/Bond	3.125%	11/15/2028	12,900	12,594
	United States Treasury Note/Bond	1.500%	11/30/2028	8,500	7,868
	United States Treasury Note/Bond	4.375%	11/30/2028	15,000	15,219
	United States Treasury Note/Bond	1.375%	12/31/2028	8,400	7,730
	United States Treasury Note/Bond	3.750%	12/31/2028	13,704	13,637
	United States Treasury Note/Bond	1.750%	1/31/2029	12,000	11,164
	United States Treasury Note/Bond	4.000%	1/31/2029	6,100	6,118
	United States Treasury Note/Bond	2.625%	2/15/2029	8,000	7,665
	United States Treasury Note/Bond	1.875%	2/28/2029	6,200	5,783
	United States Treasury Note/Bond	4.250%	2/28/2029	8,822	8,922
[1]	United States Treasury Note/Bond	2.375%	3/31/2029	19,000	18,008
	United States Treasury Note/Bond	4.125%	3/31/2029	4,601	4,634
	United States Treasury Note/Bond	2.875%	4/30/2029	5,800	5,592
	United States Treasury Note/Bond	4.625%	4/30/2029	15,700	16,084
	United States Treasury Note/Bond	2.375%	5/15/2029	7,700	7,286
	United States Treasury Note/Bond	2.750%	5/31/2029	5,700	5,465
	United States Treasury Note/Bond	4.500%	5/31/2029	55,138	56,267
	United States Treasury Note/Bond	4.250%	6/30/2029	18,200	18,416
	United States Treasury Note/Bond	2.625%	7/31/2029	18,700	17,816
	United States Treasury Note/Bond	4.000%	7/31/2029	5,500	5,515
	United States Treasury Note/Bond	3.625%	8/31/2029	5,200	5,142
	United States Treasury Note/Bond	3.500%	9/30/2029	6,500	6,394
	United States Treasury Note/Bond	3.875%	9/30/2029	19,600	19,562
	United States Treasury Note/Bond	4.125%	10/31/2029	18,400	18,538
	United States Treasury Note/Bond	3.875%	11/30/2029	11,703	11,675
	United States Treasury Note/Bond	4.125%	11/30/2029	4,100	4,131
1

High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	3.875%	12/31/2029	3,300	3,292
	United States Treasury Note/Bond	4.375%	12/31/2029	4,000	4,070
	United States Treasury Note/Bond	3.500%	1/31/2030	4,700	4,615
	United States Treasury Note/Bond	4.250%	1/31/2030	4,000	4,050
	United States Treasury Note/Bond	1.500%	2/15/2030	8,900	8,009
	United States Treasury Note/Bond	4.000%	2/28/2030	10,719	10,749
	United States Treasury Note/Bond	3.625%	3/31/2030	4,500	4,437
	United States Treasury Note/Bond	4.000%	3/31/2030	3,300	3,307
	United States Treasury Note/Bond	3.500%	4/30/2030	14,812	14,524
	United States Treasury Note/Bond	3.875%	4/30/2030	9,500	9,471
	United States Treasury Note/Bond	3.750%	6/30/2030	3,614	3,579
	United States Treasury Note/Bond	4.000%	7/31/2030	5,506	5,514
	United States Treasury Note/Bond	4.125%	8/31/2030	3,563	3,588
	United States Treasury Note/Bond	4.625%	9/30/2030	1,763	1,816
	United States Treasury Note/Bond	4.375%	1/31/2032	12,647	12,839
	United States Treasury Note/Bond	4.125%	2/29/2032	19,785	19,799
	United States Treasury Note/Bond	2.000%	11/15/2041	37,000	25,218
	United States Treasury Note/Bond	3.125%	11/15/2041	4,655	3,773
	United States Treasury Note/Bond	3.250%	5/15/2042	1,017	832
	United States Treasury Note/Bond	3.375%	8/15/2042	1,168	969
[2]	United States Treasury Note/Bond	1.250%	5/15/2050	8,675	4,110
	United States Treasury Note/Bond	4.500%	11/15/2054	1,400	1,313
Total U.S. Government and Agency Obligations (Cost $1,463,598)					1,465,785
Corporate Bonds (87.0%)
Communications (13.1%)
[3]	Altice France SA	8.125%	2/1/2027	225	210
[3]	Altice France SA	5.500%	1/15/2028	23,225	20,652
[3]	Altice France SA	5.125%	7/15/2029	72,832	63,602
[3]	Altice France SA	5.500%	10/15/2029	26,310	22,860
[3]	AMC Networks Inc.	10.250%	1/15/2029	7,449	7,655
	AMC Networks Inc.	4.250%	2/15/2029	437	350
[3]	AMC Networks Inc.	10.500%	7/15/2032	5,555	5,651
[3,4]	Banijay Entertainment SAS	7.000%	5/1/2029	14,790	17,604
[3]	Banijay Entertainment SAS	8.125%	5/1/2029	29,875	30,977
	Belo Corp.	7.750%	6/1/2027	24,745	25,628
	Belo Corp.	7.250%	9/15/2027	11,942	12,310
[3]	Cable One Inc.	4.000%	11/15/2030	12,171	9,386
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.500%	5/1/2026	21,950	21,914
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.125%	5/1/2027	56,927	56,459
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.000%	2/1/2028	13,200	12,958
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.375%	6/1/2029	23,620	23,211
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	6.375%	9/1/2029	40,000	40,357
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	3/1/2030	32,468	30,842
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	8/15/2030	89,245	83,523
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	2/1/2031	111,920	102,132
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	7.375%	3/1/2031	48,650	49,980
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	2/1/2032	9,575	8,842
	CCO Holdings LLC / CCO Holdings Capital Corp.	4.500%	5/1/2032	101,898	92,467
[3]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	1/15/2034	24,800	21,395
[3]	Clear Channel Outdoor Holdings Inc.	5.125%	8/15/2027	32,235	32,191
[3]	Clear Channel Outdoor Holdings Inc.	9.000%	9/15/2028	37,075	38,858
[3]	Clear Channel Outdoor Holdings Inc.	7.875%	4/1/2030	28,670	29,504
[3,5]	Clear Channel Outdoor Holdings Inc.	7.125%	2/15/2031	49,965	49,895
[3,5]	Clear Channel Outdoor Holdings Inc.	7.500%	3/15/2033	49,460	49,323
[3]	CSC Holdings LLC	5.500%	4/15/2027	16,965	16,426
[3]	CSC Holdings LLC	11.250%	5/15/2028	7,475	7,513
[3]	CSC Holdings LLC	11.750%	1/31/2029	27,857	26,054
[3]	CSC Holdings LLC	4.125%	12/1/2030	30,653	20,593
[3]	CSC Holdings LLC	3.375%	2/15/2031	38,895	25,605
[3]	CSC Holdings LLC	4.500%	11/15/2031	35,565	23,710
[3]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	5.875%	8/15/2027	89,367	88,827
	Discovery Communications LLC	3.625%	5/15/2030	9,175	8,121
[3]	DISH Network Corp.	11.750%	11/15/2027	11,335	11,802
[3]	Fibercop SpA	6.375%	11/15/2033	7,050	6,875
[3]	Fibercop SpA	6.000%	9/30/2034	21,092	19,923
[3]	Fibercop SpA	7.200%	7/18/2036	27,973	27,660
[3]	Fibercop SpA	7.721%	6/4/2038	15,030	14,986
[3]	Frontier Communications Holdings LLC	5.000%	5/1/2028	79,371	79,330
[3]	Frontier Communications Holdings LLC	8.625%	3/15/2031	36,700	38,916
2

High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Go Daddy Operating Co. LLC / GD Finance Co. Inc.	3.500%	3/1/2029	63,390	59,522
[3]	Iliad Holding SASU	7.000%	10/15/2028	42,275	42,908
[3,4]	Iliad Holding SASU	5.375%	4/15/2030	7,665	9,034
[3]	Iliad Holding SASU	8.500%	4/15/2031	56,530	60,646
[3]	Iliad Holding SASU	7.000%	4/15/2032	20,000	20,549
	Lamar Media Corp.	3.750%	2/15/2028	30,000	28,971
	Lamar Media Corp.	4.875%	1/15/2029	1,820	1,788
	Lamar Media Corp.	4.000%	2/15/2030	62,275	59,078
	Lamar Media Corp.	3.625%	1/15/2031	49,823	45,835
[3]	Level 3 Financing Inc.	3.625%	1/15/2029	13,652	11,614
[3]	Level 3 Financing Inc.	4.875%	6/15/2029	32,475	30,531
[3]	Level 3 Financing Inc.	3.875%	11/15/2029	6,815	5,456
[3]	Level 3 Financing Inc.	11.000%	11/15/2029	13,056	14,831
[3]	Level 3 Financing Inc.	4.500%	4/1/2030	23,825	21,437
[3]	Level 3 Financing Inc.	3.875%	10/15/2030	6,000	5,192
[3]	Level 3 Financing Inc.	4.000%	4/15/2031	6,175	5,332
[3]	Level 3 Financing Inc.	6.875%	6/30/2033	67,105	68,081
[3,4]	Lorca Telecom Bondco SA	4.000%	9/18/2027	30,475	34,788
[3]	Lumen Technologies Inc.	4.125%	4/15/2029	34,054	33,157
[3]	Lumen Technologies Inc.	4.125%	4/15/2030	12,696	12,379
[3]	Match Group Holdings II LLC	4.625%	6/1/2028	16,238	15,866
[3]	Match Group Holdings II LLC	5.625%	2/15/2029	2,985	2,974
[3]	Match Group Holdings II LLC	4.125%	8/1/2030	12,653	11,799
[3]	Midcontinent Communications	8.000%	8/15/2032	34,685	36,598
[3]	News Corp.	3.875%	5/15/2029	22,770	21,763
[3]	Nexstar Media Inc.	5.625%	7/15/2027	24,250	24,208
[3,4]	Odido Group Holding BV	5.500%	1/15/2030	11,925	13,717
[3,4]	Odido Holding BV	3.750%	1/15/2029	33,365	37,853
[3]	Outfront Media Capital LLC / Outfront Media Capital Corp.	5.000%	8/15/2027	21,296	21,089
[3]	Outfront Media Capital LLC / Outfront Media Capital Corp.	4.250%	1/15/2029	9,700	9,243
[3]	Outfront Media Capital LLC / Outfront Media Capital Corp.	4.625%	3/15/2030	30,371	28,823
[3]	Outfront Media Capital LLC / Outfront Media Capital Corp.	7.375%	2/15/2031	22,495	23,617
	Paramount Global	4.200%	6/1/2029	8,800	8,565
	Paramount Global	7.875%	7/30/2030	7,450	8,300
	Paramount Global	4.200%	5/19/2032	15,150	13,848
	Paramount Global	6.875%	4/30/2036	12,375	12,836
	Paramount Global	4.850%	7/1/2042	9,895	7,960
	Paramount Global	4.375%	3/15/2043	21,112	16,001
	Paramount Global	5.850%	9/1/2043	6,795	6,064
	Paramount Global	6.250%	2/28/2057	27,891	26,860
	Paramount Global	6.375%	3/30/2062	20,875	20,578
[3]	ROBLOX Corp.	3.875%	5/1/2030	92,140	86,631
	Rogers Communications Inc.	7.000%	4/15/2055	8,895	9,106
	Rogers Communications Inc.	7.125%	4/15/2055	16,760	17,100
[3]	Scripps Escrow II Inc.	3.875%	1/15/2029	40,869	36,288
[3]	Scripps Escrow II Inc.	5.375%	1/15/2031	5,590	4,121
[3]	Scripps Escrow Inc.	5.875%	7/15/2027	22,860	22,860
[3]	Sirius XM Radio LLC	3.125%	9/1/2026	3,695	3,613
[3]	Sirius XM Radio LLC	4.000%	7/15/2028	13,400	12,764
[3]	Sirius XM Radio LLC	4.125%	7/1/2030	17,170	15,657
[3]	Sirius XM Radio LLC	3.875%	9/1/2031	2,680	2,365
[3]	Sunrise FinCo I BV	4.875%	7/15/2031	53,029	50,012
[3]	Sunrise HoldCo IV BV	5.500%	1/15/2028	79,092	78,513
	TEGNA Inc.	4.625%	3/15/2028	14,555	14,224
	Telecom Italia Capital SA	6.375%	11/15/2033	1,185	1,228
	Telecom Italia Capital SA	6.000%	9/30/2034	1,358	1,348
	Telecom Italia Capital SA	7.200%	7/18/2036	14,633	15,391
	Telecom Italia Capital SA	7.721%	6/4/2038	7,265	7,836
[3,4]	United Group BV	6.500%	10/31/2031	57,605	67,088
[3]	Univision Communications Inc.	8.000%	8/15/2028	2,502	2,571
[3]	Univision Communications Inc.	4.500%	5/1/2029	19,410	17,964
[3]	Univision Communications Inc.	7.375%	6/30/2030	19,610	19,515
[3]	Univision Communications Inc.	8.500%	7/31/2031	96,741	98,333
[3]	Univision Communications Inc.	9.375%	8/1/2032	26,735	27,741
[3]	Virgin Media Finance plc	5.000%	7/15/2030	1,470	1,325
[3]	Virgin Media Secured Finance plc	5.500%	5/15/2029	38,280	37,394
[3]	Virgin Media Secured Finance plc	4.500%	8/15/2030	35,142	32,638
[3]	Virgin Media Vendor Financing Notes IV DAC	5.000%	7/15/2028	6,825	6,607
[3]	Vmed O2 UK Financing I plc	4.250%	1/31/2031	72,755	66,342
[3]	VZ Secured Financing BV	5.000%	1/15/2032	50,640	44,576
3

High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Warnermedia Holdings Inc.	4.054%	3/15/2029	17,150	16,136
	Warnermedia Holdings Inc.	4.279%	3/15/2032	59,483	50,084
	Warnermedia Holdings Inc.	5.050%	3/15/2042	52,675	35,211
	Warnermedia Holdings Inc.	5.141%	3/15/2052	10,426	6,452
[3]	Ziggo BV	4.875%	1/15/2030	57,595	53,155
					3,278,957
Consumer Discretionary (15.3%)
[3]	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/2028	46,662	45,031
[3]	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/2028	4,950	4,839
[3]	1011778 BC ULC / New Red Finance Inc.	3.500%	2/15/2029	11,215	10,626
[3]	1011778 BC ULC / New Red Finance Inc.	6.125%	6/15/2029	44,615	45,580
[3]	1011778 BC ULC / New Red Finance Inc.	5.625%	9/15/2029	38,180	38,467
[3]	1011778 BC ULC / New Red Finance Inc.	4.000%	10/15/2030	123,929	114,823
[3]	Adient Global Holdings Ltd.	8.250%	4/15/2031	3,400	3,552
[3]	Adient Global Holdings Ltd.	7.500%	2/15/2033	33,515	34,180
[3,5]	Advance Auto Parts Inc.	7.000%	8/1/2030	7,171	7,208
[3,5]	Advance Auto Parts Inc.	7.375%	8/1/2033	8,604	8,643
[3]	Amer Sports Co.	6.750%	2/16/2031	27,655	28,778
	American Axle & Manufacturing Inc.	5.000%	10/1/2029	11,606	10,535
[3]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/2028	21,419	20,856
[3]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/2029	46,432	43,741
	Asbury Automotive Group Inc.	4.500%	3/1/2028	22,880	22,451
[3]	Asbury Automotive Group Inc.	4.625%	11/15/2029	28,425	27,282
	Asbury Automotive Group Inc.	4.750%	3/1/2030	11,463	11,012
[3]	Asbury Automotive Group Inc.	5.000%	2/15/2032	35,440	33,548
[3]	Ashton Woods USA LLC / Ashton Woods Finance Co.	4.625%	8/1/2029	5,580	5,307
[3]	Ashton Woods USA LLC / Ashton Woods Finance Co.	4.625%	4/1/2030	34,479	32,419
[3]	Avis Budget Car Rental LLC / Avis Budget Finance Inc.	8.375%	6/15/2032	17,400	17,947
	Bath & Body Works Inc.	6.694%	1/15/2027	17,487	17,923
	Bath & Body Works Inc.	5.250%	2/1/2028	1,550	1,553
[3]	Bath & Body Works Inc.	6.625%	10/1/2030	20,675	21,171
	Bath & Body Works Inc.	6.875%	11/1/2035	5,565	5,727
	Bath & Body Works Inc.	6.750%	7/1/2036	7,515	7,614
[3,4]	Beach Acquisition Bidco LLC	5.250%	7/15/2032	9,700	11,240
[3]	Beach Acquisition Bidco LLC	10.000%	7/15/2033	23,900	24,921
[3,4]	Belron UK Finance plc	4.625%	10/15/2029	4,235	4,977
[3]	Belron UK Finance plc	5.750%	10/15/2029	51,030	51,517
[3,4]	Bertrand Franchise Finance SAS	6.500%	7/18/2030	10,475	11,959
[3,4,6]	Bertrand Franchise Finance SAS, 3M EURIBOR + 3.750%	5.986%	7/18/2030	11,615	12,896
	Boyd Gaming Corp.	4.750%	12/1/2027	85,160	84,447
[3]	Boyd Gaming Corp.	4.750%	6/15/2031	14,505	13,819
[3]	Builders FirstSource Inc.	5.000%	3/1/2030	8,300	8,132
[3]	Builders FirstSource Inc.	4.250%	2/1/2032	33,750	31,187
[3]	Builders FirstSource Inc.	6.375%	3/1/2034	31,575	32,037
[3]	Builders FirstSource Inc.	6.750%	5/15/2035	8,405	8,636
[3]	Caesars Entertainment Inc.	4.625%	10/15/2029	44,790	42,346
[3]	Caesars Entertainment Inc.	7.000%	2/15/2030	100,510	103,686
[3]	Caesars Entertainment Inc.	6.500%	2/15/2032	22,105	22,527
[3]	Caesars Entertainment Inc.	6.000%	10/15/2032	42,960	41,481
[3]	Carnival Corp.	5.750%	3/1/2027	2,719	2,744
[3]	Carnival Corp.	4.000%	8/1/2028	61,805	60,036
[3]	Carnival Corp.	6.000%	5/1/2029	12,579	12,689
[3]	Carnival Corp.	7.000%	8/15/2029	5,905	6,206
[3]	Carnival Corp.	5.750%	3/15/2030	23,330	23,683
[3]	Carnival Corp.	5.875%	6/15/2031	21,078	21,391
[3]	Carnival Corp.	5.750%	8/1/2032	16,080	16,183
	Century Communities Inc.	6.750%	6/1/2027	9,993	9,999
[3]	Century Communities Inc.	3.875%	8/15/2029	34,362	31,646
[3]	Champ Acquisition Corp.	8.375%	12/1/2031	4,038	4,275
[3]	Churchill Downs Inc.	5.500%	4/1/2027	5,802	5,794
[3]	Churchill Downs Inc.	4.750%	1/15/2028	8,415	8,302
[3]	Churchill Downs Inc.	5.750%	4/1/2030	34,716	34,654
[3]	Churchill Downs Inc.	6.750%	5/1/2031	4,860	4,966
[3]	Cinemark USA Inc.	5.250%	7/15/2028	39,770	39,507
[3]	Cinemark USA Inc.	7.000%	8/1/2032	13,935	14,388
[3]	Clarios Global LP / Clarios US Finance Co.	8.500%	5/15/2027	15,445	15,529
[3]	Clarios Global LP / Clarios US Finance Co.	6.750%	5/15/2028	28,505	29,157
[3]	Clarios Global LP / Clarios US Finance Co.	6.750%	2/15/2030	25,609	26,361
[3,4]	Clarios Global LP / Clarios US Finance Co.	4.750%	6/15/2031	17,335	19,955
4

High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	CP Atlas Buyer Inc.	9.750%	7/15/2030	31,890	32,184
	Dana Inc.	5.625%	6/15/2028	4,668	4,669
	Dana Inc.	4.250%	9/1/2030	7,020	6,908
	Dana Inc.	4.500%	2/15/2032	12,495	12,176
[3,5]	Flutter Treasury DAC	5.875%	6/4/2031	16,405	16,533
	Ford Motor Credit Co. LLC	3.375%	11/13/2025	9,945	9,888
	Ford Motor Credit Co. LLC	4.389%	1/8/2026	2,975	2,966
	Ford Motor Credit Co. LLC	6.950%	3/6/2026	15,000	15,109
[3]	Forvia SE	8.000%	6/15/2030	40,700	42,458
[3]	Garrett Motion Holdings Inc. / Garrett LX I Sarl	7.750%	5/31/2032	26,406	27,447
	Goodyear Tire & Rubber Co.	4.875%	3/15/2027	5,685	5,659
	Goodyear Tire & Rubber Co.	5.000%	7/15/2029	54,288	52,666
	Goodyear Tire & Rubber Co.	6.625%	7/15/2030	13,910	14,150
	Goodyear Tire & Rubber Co.	5.250%	4/30/2031	15,600	14,824
	Goodyear Tire & Rubber Co.	5.250%	7/15/2031	405	385
	Goodyear Tire & Rubber Co.	5.625%	4/30/2033	44,097	41,353
	Griffon Corp.	5.750%	3/1/2028	14,690	14,613
[3]	Hanesbrands Inc.	9.000%	2/15/2031	24,373	25,676
[3]	Hilton Domestic Operating Co. Inc.	5.750%	5/1/2028	9,746	9,755
[3]	Hilton Domestic Operating Co. Inc.	3.750%	5/1/2029	4,755	4,530
[3]	Hilton Domestic Operating Co. Inc.	5.875%	3/15/2033	20,495	20,705
[3]	Hilton Domestic Operating Co. Inc.	5.750%	9/15/2033	19,715	19,736
	KB Home	4.800%	11/15/2029	15,825	15,436
	KB Home	7.250%	7/15/2030	610	628
	KB Home	4.000%	6/15/2031	38,745	35,543
[3]	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC	4.750%	6/1/2027	24,360	24,234
[3]	LBM Acquisition LLC	6.250%	1/15/2029	40,750	35,769
[3]	LCM Investments Holdings II LLC	4.875%	5/1/2029	14,550	14,140
[3]	LCM Investments Holdings II LLC	8.250%	8/1/2031	40,700	43,032
[3]	Light & Wonder International Inc.	7.000%	5/15/2028	20,020	20,046
[3]	Lithia Motors Inc.	4.625%	12/15/2027	53,445	52,650
[3]	Lithia Motors Inc.	3.875%	6/1/2029	3,463	3,273
[3]	Lithia Motors Inc.	4.375%	1/15/2031	17,655	16,589
[3]	Live Nation Entertainment Inc.	3.750%	1/15/2028	8,085	7,856
[3]	Melco Resorts Finance Ltd.	7.625%	4/17/2032	7,365	7,570
[3]	MGM China Holdings Ltd.	7.125%	6/26/2031	13,540	14,098
	MGM Resorts International	6.500%	4/15/2032	10,150	10,316
[3]	Miter Brands Acquisition Holdco Inc. / MIWD Borrower LLC	6.750%	4/1/2032	9,025	9,208
[3]	MIWD Holdco II LLC / MIWD Finance Corp.	5.500%	2/1/2030	8,272	7,894
[3]	NCL Corp. Ltd.	8.125%	1/15/2029	21,835	22,954
[3]	NCL Corp. Ltd.	7.750%	2/15/2029	15,895	16,873
[3]	NCL Corp. Ltd.	6.750%	2/1/2032	41,775	42,910
[3]	NCL Finance Ltd.	6.125%	3/15/2028	1,880	1,906
	Newell Brands Inc.	6.375%	9/15/2027	15,688	15,890
[3]	Newell Brands Inc.	8.500%	6/1/2028	42,025	44,085
	Newell Brands Inc.	6.625%	9/15/2029	19,212	19,101
	Newell Brands Inc.	6.375%	5/15/2030	27,820	27,041
	Newell Brands Inc.	6.625%	5/15/2032	21,415	20,487
	Newell Brands Inc.	6.875%	4/1/2036	5,543	5,291
	Newell Brands Inc.	7.000%	4/1/2046	11,101	9,518
[3]	Nissan Motor Co. Ltd.	4.345%	9/17/2027	10,525	10,253
[3]	Nissan Motor Co. Ltd.	7.500%	7/17/2030	24,250	25,034
[3]	Nissan Motor Co. Ltd.	4.810%	9/17/2030	18,110	16,629
[3]	Nissan Motor Co. Ltd.	7.750%	7/17/2032	39,948	41,274
[3]	Nissan Motor Co. Ltd.	8.125%	7/17/2035	41,465	43,556
[3]	Ontario Gaming GTA LP / OTG Co-Issuer Inc.	8.000%	8/1/2030	8,960	9,062
[3]	PetSmart Inc. / PetSmart Finance Corp.	4.750%	2/15/2028	35,261	34,631
[3]	Phinia Inc.	6.625%	10/15/2032	9,420	9,593
[3]	QXO Building Products Inc.	6.750%	4/30/2032	40,390	41,608
[3]	Rivers Enterprise Borrower LLC / Rivers Enterprise Finance Corp.	6.625%	2/1/2033	6,604	6,666
[3]	Royal Caribbean Cruises Ltd.	4.250%	7/1/2026	4,325	4,310
[3]	Royal Caribbean Cruises Ltd.	5.500%	8/31/2026	65,895	66,104
	Service Corp. International	4.625%	12/15/2027	15,770	15,620
	Service Corp. International	5.125%	6/1/2029	39,290	38,907
	Service Corp. International	3.375%	8/15/2030	28,585	26,020
	Service Corp. International	4.000%	5/15/2031	58,730	54,455
[3]	Six Flags Entertainment Corp.	7.250%	5/15/2031	4,700	4,787
	Six Flags Entertainment Corp. / Canada's Wonderland Co. / Magnum Management Corp.	5.375%	4/15/2027	19,805	19,756
	Six Flags Entertainment Corp. / Canada's Wonderland Co. / Magnum Management Corp.	5.250%	7/15/2029	45,036	43,762
[3]	Six Flags Entertainment Corp. / Six Flags Theme Parks Inc. / Canada's Wonderland Co.	6.625%	5/1/2032	48,110	49,015
5

High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Somnigroup International Inc.	3.875%	10/15/2031	19,802	17,881
[3]	Specialty Building Products Holdings LLC / SBP Finance Corp.	7.750%	10/15/2029	5,610	5,495
[3]	Speedway Motorsports LLC / Speedway Funding II Inc.	4.875%	11/1/2027	38,311	37,898
[3]	Studio City Finance Ltd.	6.500%	1/15/2028	5,440	5,389
[3]	Studio City Finance Ltd.	5.000%	1/15/2029	17,732	16,628
[3]	Taylor Morrison Communities Inc.	5.875%	6/15/2027	5,967	6,015
[3]	Taylor Morrison Communities Inc.	5.125%	8/1/2030	23,777	23,438
	Under Armour Inc.	3.250%	6/15/2026	42,005	41,314
[3]	Vail Resorts Inc.	5.625%	7/15/2030	14,380	14,455
[3]	Vail Resorts Inc.	6.500%	5/15/2032	28,705	29,507
[3]	Victoria's Secret & Co.	4.625%	7/15/2029	25,906	24,094
[3]	Victra Holdings LLC / Victra Finance Corp.	8.750%	9/15/2029	14,125	14,799
[3]	Viking Cruises Ltd.	5.875%	9/15/2027	14,450	14,433
[3]	Viking Cruises Ltd.	7.000%	2/15/2029	4,625	4,660
[3]	Viking Cruises Ltd.	9.125%	7/15/2031	31,220	33,581
[3]	Wand NewCo 3 Inc.	7.625%	1/30/2032	44,120	46,368
[3]	Wayfair LLC	7.250%	10/31/2029	30,433	30,956
[3]	Wayfair LLC	7.750%	9/15/2030	39,975	41,111
	Whirlpool Corp.	6.125%	6/15/2030	2,900	2,893
	Whirlpool Corp.	6.500%	6/15/2033	15,603	15,360
[3]	William Carter Co.	5.625%	3/15/2027	8,018	7,959
[3]	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.	5.250%	5/15/2027	46,165	46,105
[3]	Wynn Macau Ltd.	5.500%	1/15/2026	33,890	33,856
[3]	Wynn Macau Ltd.	5.500%	10/1/2027	27,375	27,282
[3]	Wynn Macau Ltd.	5.625%	8/26/2028	26,057	25,767
[3]	Wynn Macau Ltd.	5.125%	12/15/2029	60,278	57,978
[3]	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.	5.125%	10/1/2029	6,697	6,643
[3]	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.	7.125%	2/15/2031	50,860	54,086
[3]	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.	6.250%	3/15/2033	25,645	25,710
[3]	Yum! Brands Inc.	4.750%	1/15/2030	39,610	39,033
	Yum! Brands Inc.	3.625%	3/15/2031	43,307	39,912
	Yum! Brands Inc.	4.625%	1/31/2032	14,640	14,013
					3,818,475
Consumer Staples (3.7%)
[3]	Albertsons Cos. Inc. / Safeway Inc. / New Albertsons LP / Albertsons LLC	6.500%	2/15/2028	12,300	12,504
	B&G Foods Inc.	5.250%	9/15/2027	36,025	31,959
[3]	B&G Foods Inc.	8.000%	9/15/2028	34,675	32,430
[3,4,5]	Boots Group Finco LP	5.375%	8/31/2032	13,245	15,452
[3]	Darling Ingredients Inc.	5.250%	4/15/2027	8,820	8,806
[3]	Darling Ingredients Inc.	6.000%	6/15/2030	13,430	13,513
[3]	Energizer Holdings Inc.	4.750%	6/15/2028	61,896	60,237
[3]	Energizer Holdings Inc.	4.375%	3/31/2029	71,101	67,429
[3,5]	Froneri Lux FinCo Sarl	6.000%	8/1/2032	99,885	99,481
[3]	KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution Inc.	9.000%	2/15/2029	33,526	34,983
[3]	Lamb Weston Holdings Inc.	4.875%	5/15/2028	5,974	5,915
[3]	Lamb Weston Holdings Inc.	4.125%	1/31/2030	32,663	31,037
[3]	Opal Bidco SAS	6.500%	3/31/2032	15,690	15,865
[3]	Performance Food Group Inc.	5.500%	10/15/2027	89,060	88,970
[3]	Performance Food Group Inc.	4.250%	8/1/2029	45,029	43,291
[3]	Performance Food Group Inc.	6.125%	9/15/2032	23,155	23,535
[3,4]	Picard Groupe SAS	6.375%	7/1/2029	35,610	42,430
[4]	Picard Groupe SAS	6.375%	7/1/2029	3,500	4,170
[3]	Post Holdings Inc.	5.500%	12/15/2029	25,310	25,095
[3]	Post Holdings Inc.	4.625%	4/15/2030	45,559	43,520
[3]	Post Holdings Inc.	4.500%	9/15/2031	30,840	28,521
[3]	Post Holdings Inc.	6.250%	2/15/2032	20,230	20,611
[3]	Post Holdings Inc.	6.375%	3/1/2033	15,596	15,627
[3]	Prestige Brands Inc.	5.125%	1/15/2028	27,925	27,677
[3]	Prestige Brands Inc.	3.750%	4/1/2031	8,998	8,236
[3]	US Foods Inc.	6.875%	9/15/2028	2,254	2,321
[3]	US Foods Inc.	4.750%	2/15/2029	18,593	18,228
[3]	US Foods Inc.	4.625%	6/1/2030	13,663	13,175
[3]	US Foods Inc.	7.250%	1/15/2032	9,090	9,471
[3]	US Foods Inc.	5.750%	4/15/2033	27,060	26,870
	Walgreens Boots Alliance Inc.	8.125%	8/15/2029	39,725	42,667
	Walgreens Boots Alliance Inc.	3.200%	4/15/2030	10,000	9,680
	Walgreens Boots Alliance Inc.	4.800%	11/18/2044	3,708	3,634
					927,340
6

High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Energy (10.4%)
[3]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	5.750%	3/1/2027	5,552	5,556
[3]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	5.750%	1/15/2028	7,782	7,773
[3]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	5.375%	6/15/2029	12,375	12,262
[3]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	6.625%	2/1/2032	45,435	46,653
[3]	APA Corp.	4.875%	11/15/2027	12,460	12,225
[3]	Ascent Resources Utica Holdings LLC / ARU Finance Corp.	6.625%	10/15/2032	42,805	43,553
[3]	Ascent Resources Utica Holdings LLC / ARU Finance Corp.	6.625%	7/15/2033	6,630	6,727
[3]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	6.625%	7/15/2026	11,960	11,962
[3]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.000%	7/15/2029	24,248	25,148
[3]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.250%	7/15/2032	8,998	9,488
	Buckeye Partners LP	3.950%	12/1/2026	21,628	21,267
	Buckeye Partners LP	4.125%	12/1/2027	27,120	26,464
[3]	Buckeye Partners LP	4.500%	3/1/2028	82,078	80,152
[3]	Buckeye Partners LP	6.875%	7/1/2029	28,275	29,080
[3]	Buckeye Partners LP	6.750%	2/1/2030	25,250	26,154
	Buckeye Partners LP	5.850%	11/15/2043	16,000	14,231
[3]	Chord Energy Corp.	6.750%	3/15/2033	8,850	9,025
[3]	Civitas Resources Inc.	8.375%	7/1/2028	16,160	16,638
[3]	Civitas Resources Inc.	8.625%	11/1/2030	8,197	8,369
[3]	Civitas Resources Inc.	8.750%	7/1/2031	13,923	14,096
[3]	Civitas Resources Inc.	9.625%	6/15/2033	11,938	12,276
[3]	CNX Resources Corp.	6.000%	1/15/2029	6,825	6,820
[3]	CNX Resources Corp.	7.375%	1/15/2031	14,610	15,091
[3]	CNX Resources Corp.	7.250%	3/1/2032	19,765	20,358
	Continental Resources Inc.	4.375%	1/15/2028	21,625	21,281
[3]	Diamond Foreign Asset Co. / Diamond Finance LLC	8.500%	10/1/2030	37,555	39,171
[3]	DT Midstream Inc.	4.125%	6/15/2029	50,894	49,047
[3]	DT Midstream Inc.	4.375%	6/15/2031	45,135	42,976
[3]	Enerflex Ltd.	9.000%	10/15/2027	43,976	45,296
[3]	EQT Corp.	7.500%	6/1/2027	4,155	4,228
[3]	EQT Corp.	7.500%	6/1/2030	1,730	1,895
[3]	EQT Corp.	4.750%	1/15/2031	27,262	26,850
[3]	Excelerate Energy LP	8.000%	5/15/2030	12,865	13,472
	Genesis Energy LP / Genesis Energy Finance Corp.	7.750%	2/1/2028	5,825	5,883
	Genesis Energy LP / Genesis Energy Finance Corp.	8.250%	1/15/2029	23,490	24,483
	Genesis Energy LP / Genesis Energy Finance Corp.	7.875%	5/15/2032	2,935	3,037
	Genesis Energy LP / Genesis Energy Finance Corp.	8.000%	5/15/2033	12,015	12,461
[3]	Hess Midstream Operations LP	6.500%	6/1/2029	12,033	12,395
[3]	Kinetik Holdings LP	6.625%	12/15/2028	21,780	22,239
[3]	Kinetik Holdings LP	5.875%	6/15/2030	4,441	4,443
[3]	Matador Resources Co.	6.875%	4/15/2028	40,975	41,634
[3]	Matador Resources Co.	6.500%	4/15/2032	27,887	27,933
[3]	Matador Resources Co.	6.250%	4/15/2033	41,843	41,441
[3]	Noble Finance II LLC	8.000%	4/15/2030	69,485	70,691
[3]	Northriver Midstream Finance LP	6.750%	7/15/2032	57,185	58,345
	ONEOK Inc.	4.850%	7/15/2026	18,069	18,102
	Ovintiv Inc.	7.200%	11/1/2031	2,757	2,996
	Ovintiv Inc.	7.375%	11/1/2031	26,708	29,425
	Ovintiv Inc.	6.500%	8/15/2034	10,685	11,179
[3]	Permian Resources Operating LLC	5.375%	1/15/2026	2,655	2,652
[3]	Permian Resources Operating LLC	8.000%	4/15/2027	26,745	27,337
[3]	Permian Resources Operating LLC	5.875%	7/1/2029	65,194	65,199
[3]	Permian Resources Operating LLC	9.875%	7/15/2031	7,132	7,774
[3]	Permian Resources Operating LLC	7.000%	1/15/2032	36,330	37,538
[3]	Permian Resources Operating LLC	6.250%	2/1/2033	23,400	23,497
	Range Resources Corp.	8.250%	1/15/2029	31,447	32,278
[3]	Range Resources Corp.	4.750%	2/15/2030	66,366	64,515
[3]	Rockies Express Pipeline LLC	4.950%	7/15/2029	4,050	3,967
[3]	Rockies Express Pipeline LLC	4.800%	5/15/2030	3,250	3,135
[3]	Rockies Express Pipeline LLC	6.750%	3/15/2033	38,555	39,983
[3]	Rockies Express Pipeline LLC	7.500%	7/15/2038	4,100	4,198
[3]	Seadrill Finance Ltd.	8.375%	8/1/2030	2,890	2,958
	SM Energy Co.	6.750%	9/15/2026	19,200	19,246
	SM Energy Co.	6.625%	1/15/2027	1,295	1,294
	SM Energy Co.	6.500%	7/15/2028	17,875	17,982
[3]	SM Energy Co.	6.750%	8/1/2029	28,505	28,527
[3]	SM Energy Co.	7.000%	8/1/2032	35,135	34,784
[3]	South Bow Canadian Infrastructure Holdings Ltd.	7.500%	3/1/2055	22,138	22,961
[3]	South Bow Canadian Infrastructure Holdings Ltd.	7.625%	3/1/2055	6,785	7,009
7

High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Sunoco LP	7.000%	5/1/2029	15,350	15,940
[3]	Sunoco LP	7.250%	5/1/2032	14,320	15,014
[3]	Sunoco LP	6.250%	7/1/2033	29,900	30,274
	Sunoco LP / Sunoco Finance Corp.	6.000%	4/15/2027	60,590	60,555
	Sunoco LP / Sunoco Finance Corp.	5.875%	3/15/2028	11,360	11,363
[3]	Sunoco LP / Sunoco Finance Corp.	7.000%	9/15/2028	9,705	10,001
	Sunoco LP / Sunoco Finance Corp.	4.500%	5/15/2029	32,920	31,849
	Sunoco LP / Sunoco Finance Corp.	4.500%	4/30/2030	46,445	44,497
[3]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	7.375%	2/15/2029	33,162	34,010
[3]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	6.000%	12/31/2030	13,022	12,761
[3]	Transocean Inc.	8.250%	5/15/2029	3,250	3,071
[3]	Transocean Inc.	8.750%	2/15/2030	70,180	72,736
[3]	Transocean Inc.	8.500%	5/15/2031	18,160	16,712
[3]	Transocean Titan Financing Ltd.	8.375%	2/1/2028	4,758	4,879
	USA Compression Partners LP / USA Compression Finance Corp.	6.875%	9/1/2027	14,200	14,197
[3]	USA Compression Partners LP / USA Compression Finance Corp.	7.125%	3/15/2029	49,312	50,412
[3]	Valaris Ltd.	8.375%	4/30/2030	31,576	32,590
[3]	Venture Global Calcasieu Pass LLC	3.875%	8/15/2029	65,880	62,147
[3]	Venture Global Calcasieu Pass LLC	6.250%	1/15/2030	31,698	32,563
[3]	Venture Global Calcasieu Pass LLC	4.125%	8/15/2031	29,175	26,942
[3]	Venture Global Calcasieu Pass LLC	3.875%	11/1/2033	21,215	18,510
[3]	Venture Global LNG Inc.	9.500%	2/1/2029	52,968	57,753
[3]	Venture Global LNG Inc.	7.000%	1/15/2030	9,490	9,625
[3]	Venture Global LNG Inc.	8.375%	6/1/2031	63,004	65,128
[3]	Venture Global LNG Inc.	9.875%	2/1/2032	56,465	60,924
[3]	Venture Global Plaquemines LNG LLC	7.500%	5/1/2033	8,115	8,763
[3]	Venture Global Plaquemines LNG LLC	6.500%	1/15/2034	44,505	45,777
[3]	Venture Global Plaquemines LNG LLC	7.750%	5/1/2035	8,435	9,250
[3]	Venture Global Plaquemines LNG LLC	6.750%	1/15/2036	36,655	37,703
[3]	Vital Energy Inc.	7.750%	7/31/2029	24,115	21,948
[3]	Vital Energy Inc.	7.875%	4/15/2032	89,190	78,326
[3]	Weatherford International Ltd.	8.625%	4/30/2030	47,525	48,834
					2,604,159
Financials (9.7%)
[3]	Acrisure LLC / Acrisure Finance Inc.	8.250%	2/1/2029	40,250	41,577
[3]	Acrisure LLC / Acrisure Finance Inc.	4.250%	2/15/2029	70,600	67,370
[3]	Acrisure LLC / Acrisure Finance Inc.	6.000%	8/1/2029	16,365	15,959
[3]	Acrisure LLC / Acrisure Finance Inc.	6.750%	7/1/2032	14,675	14,859
[3]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	4.250%	10/15/2027	9,650	9,447
[3]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	6.750%	4/15/2028	38,525	39,045
[3]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	7.000%	1/15/2031	21,358	21,959
[3]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	6.500%	10/1/2031	43,470	44,144
[3]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	7.375%	10/1/2032	12,780	13,140
[3]	AmWINS Group Inc.	6.375%	2/15/2029	17,235	17,551
[3]	AmWINS Group Inc.	4.875%	6/30/2029	3,609	3,504
	Block Inc.	2.750%	6/1/2026	42,103	41,279
	Block Inc.	6.500%	5/15/2032	75,505	77,500
[3]	Boost Newco Borrower LLC	7.500%	1/15/2031	52,025	55,004
[3]	Credit Acceptance Corp.	9.250%	12/15/2028	34,155	36,127
[3]	Credit Acceptance Corp.	6.625%	3/15/2030	59,650	60,421
[3]	Fair Isaac Corp.	6.000%	5/15/2033	10,920	10,990
[3]	FirstCash Inc.	4.625%	9/1/2028	28,015	27,402
[3]	FirstCash Inc.	5.625%	1/1/2030	19,515	19,330
[3]	FirstCash Inc.	6.875%	3/1/2032	13,625	13,985
[3]	Focus Financial Partners LLC	6.750%	9/15/2031	72,505	74,087
[3]	Freedom Mortgage Corp.	7.625%	5/1/2026	12,095	12,123
[3]	Freedom Mortgage Corp.	6.625%	1/15/2027	30,185	30,197
[3]	Freedom Mortgage Corp.	12.000%	10/1/2028	23,350	24,965
[3]	Freedom Mortgage Corp.	12.250%	10/1/2030	30,790	34,084
[3]	Freedom Mortgage Holdings LLC	9.250%	2/1/2029	15,641	16,355
[3]	Freedom Mortgage Holdings LLC	9.125%	5/15/2031	6,625	6,887
[3]	Freedom Mortgage Holdings LLC	8.375%	4/1/2032	31,170	31,837
[3]	GGAM Finance Ltd.	8.000%	2/15/2027	33,258	34,264
[3]	GGAM Finance Ltd.	8.000%	6/15/2028	35,368	37,375
[3]	GGAM Finance Ltd.	6.875%	4/15/2029	19,110	19,701
[3]	GGAM Finance Ltd.	5.875%	3/15/2030	16,505	16,571
[3]	goeasy Ltd.	9.250%	12/1/2028	20,735	21,944
[3]	goeasy Ltd.	7.625%	7/1/2029	29,975	30,870
[3]	goeasy Ltd.	6.875%	5/15/2030	9,785	9,829
8

High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	goeasy Ltd.	7.375%	10/1/2030	34,300	34,967
[3]	Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC	7.250%	2/15/2031	40,105	41,531
[3]	Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC	8.125%	2/15/2032	30,388	31,645
[3]	HUB International Ltd.	5.625%	12/1/2029	12,065	11,976
[3]	HUB International Ltd.	7.250%	6/15/2030	62,475	65,158
[3]	HUB International Ltd.	7.375%	1/31/2032	16,565	17,252
[3]	Intesa Sanpaolo SpA	5.710%	1/15/2026	32,725	32,794
[3]	Intesa Sanpaolo SpA	4.198%	6/1/2032	9,050	8,407
[3]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	4.250%	2/1/2027	4,969	4,880
[3]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	4.750%	6/15/2029	7,693	7,469
[3]	Nationstar Mortgage Holdings Inc.	5.500%	8/15/2028	27,630	27,602
[3]	Nationstar Mortgage Holdings Inc.	6.500%	8/1/2029	13,955	14,260
[3]	Nationstar Mortgage Holdings Inc.	5.125%	12/15/2030	88,107	88,649
[3]	Nationstar Mortgage Holdings Inc.	5.750%	11/15/2031	31,498	31,768
[3]	Nationstar Mortgage Holdings Inc.	7.125%	2/1/2032	27,852	29,087
	Navient Corp.	6.750%	6/15/2026	910	919
	Navient Corp.	4.875%	3/15/2028	6,790	6,623
	Navient Corp.	5.500%	3/15/2029	39,865	39,006
	Navient Corp.	9.375%	7/25/2030	7,152	7,822
	Navient Corp.	7.875%	6/15/2032	26,540	27,646
	Navient Corp.	5.625%	8/1/2033	6,576	5,917
	OneMain Finance Corp.	7.125%	3/15/2026	7,521	7,609
	OneMain Finance Corp.	3.500%	1/15/2027	20,735	20,232
	OneMain Finance Corp.	6.625%	1/15/2028	12,220	12,510
	OneMain Finance Corp.	3.875%	9/15/2028	47,215	45,032
	OneMain Finance Corp.	9.000%	1/15/2029	17,729	18,584
	OneMain Finance Corp.	6.625%	5/15/2029	30,170	30,809
[5]	OneMain Finance Corp.	6.125%	5/15/2030	4,345	4,354
	OneMain Finance Corp.	4.000%	9/15/2030	21,800	19,943
	OneMain Finance Corp.	6.750%	3/15/2032	32,675	33,143
[3]	Panther Escrow Issuer LLC	7.125%	6/1/2031	78,019	80,645
[3]	PennyMac Financial Services Inc.	4.250%	2/15/2029	30,140	28,890
[3]	PennyMac Financial Services Inc.	7.875%	12/15/2029	10,660	11,249
[3]	PennyMac Financial Services Inc.	7.125%	11/15/2030	24,620	25,369
[3]	PennyMac Financial Services Inc.	5.750%	9/15/2031	3,885	3,797
[3]	PennyMac Financial Services Inc.	6.875%	5/15/2032	40,090	40,858
[3]	PennyMac Financial Services Inc.	6.875%	2/15/2033	23,215	23,658
[3]	Phoenix Aviation Capital Ltd.	9.250%	7/15/2030	12,720	13,310
[3]	Rfna LP	7.875%	2/15/2030	48,500	49,430
[3]	Rocket Cos. Inc.	6.125%	8/1/2030	63,785	64,727
[3]	Rocket Cos. Inc.	6.375%	8/1/2033	57,678	58,846
[3]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	2.875%	10/15/2026	33,381	32,557
[3]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	3.625%	3/1/2029	20,840	19,691
[3]	Ryan Specialty LLC	5.875%	8/1/2032	21,807	21,869
[3]	Shift4 Payments LLC / Shift4 Payments Finance Sub Inc.	6.750%	8/15/2032	77,472	79,997
[3]	Starwood Property Trust Inc.	7.250%	4/1/2029	3,968	4,154
[3]	Starwood Property Trust Inc.	6.000%	4/15/2030	17,280	17,455
[3]	Starwood Property Trust Inc.	6.500%	10/15/2030	7,120	7,325
[3]	United Wholesale Mortgage LLC	5.500%	11/15/2025	19,920	19,920
[3]	United Wholesale Mortgage LLC	5.750%	6/15/2027	18,225	18,237
[3]	United Wholesale Mortgage LLC	5.500%	4/15/2029	7,250	7,095
[3]	USI Inc.	7.500%	1/15/2032	5,299	5,596
[3]	UWM Holdings LLC	6.625%	2/1/2030	29,520	29,552
[3]	WEX Inc.	6.500%	3/15/2033	8,760	8,875
					2,432,378
Health Care (7.4%)
[3]	1261229 BC Ltd.	10.000%	4/15/2032	124,142	126,364
[3]	Acadia Healthcare Co. Inc.	5.500%	7/1/2028	22,472	22,185
[3]	Acadia Healthcare Co. Inc.	5.000%	4/15/2029	24,622	23,819
[3]	Acadia Healthcare Co. Inc.	7.375%	3/15/2033	7,445	7,670
[3,4]	Avantor Funding Inc.	2.625%	11/1/2025	18,210	20,723
[3]	Avantor Funding Inc.	4.625%	7/15/2028	40,965	40,047
[3]	Bausch & Lomb Corp.	8.375%	10/1/2028	57,872	60,486
[3]	Charles River Laboratories International Inc.	4.250%	5/1/2028	16,625	16,142
[3]	Charles River Laboratories International Inc.	3.750%	3/15/2029	18,975	17,856
[3]	CHS / Community Health Systems Inc.	5.625%	3/15/2027	85,570	85,713
[3]	CHS / Community Health Systems Inc.	6.000%	1/15/2029	9,364	8,914
[3]	CHS / Community Health Systems Inc.	6.875%	4/15/2029	38,125	29,879
[3]	CHS / Community Health Systems Inc.	5.250%	5/15/2030	17,040	14,911
9

High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	CHS / Community Health Systems Inc.	4.750%	2/15/2031	26,325	22,018
[3]	CHS / Community Health Systems Inc.	10.875%	1/15/2032	66,768	70,042
[3,5]	CHS / Community Health Systems Inc.	9.750%	1/15/2034	47,250	47,554
	CVS Health Corp.	6.750%	12/10/2054	13,000	13,034
	CVS Health Corp.	7.000%	3/10/2055	56,100	57,795
[3]	DaVita Inc.	4.625%	6/1/2030	11,017	10,514
[3]	DaVita Inc.	3.750%	2/15/2031	34,490	31,288
[3]	DaVita Inc.	6.875%	9/1/2032	20,725	21,325
[3]	DaVita Inc.	6.750%	7/15/2033	2,570	2,650
[3]	Endo Finance Holdings Inc.	8.500%	4/15/2031	59,537	63,352
[3,4]	Grifols SA	2.250%	11/15/2027	17,955	20,194
[3,4]	Grifols SA	3.875%	10/15/2028	23,491	26,221
[3]	Grifols SA	4.750%	10/15/2028	17,445	16,800
[3,4]	Grifols SA	7.125%	5/1/2030	13,025	15,669
	HCA Inc.	5.875%	2/15/2026	2,245	2,246
	HCA Inc.	5.875%	2/1/2029	16,720	17,290
[3]	Hologic Inc.	3.250%	2/15/2029	45,365	42,957
[3]	IQVIA Inc.	5.000%	10/15/2026	41,558	41,447
[3]	IQVIA Inc.	5.000%	5/15/2027	28,152	27,996
[3,4]	IQVIA Inc.	2.250%	1/15/2028	4,920	5,494
[3]	IQVIA Inc.	6.250%	6/1/2032	21,643	22,194
[3]	Jazz Securities DAC	4.375%	1/15/2029	22,850	22,108
[3]	LifePoint Health Inc.	11.000%	10/15/2030	10,888	11,980
[3]	Medline Borrower LP	3.875%	4/1/2029	119,972	114,410
[3]	Medline Borrower LP	5.250%	10/1/2029	77,549	76,093
[3]	Medline Borrower LP / Medline Co-Issuer Inc.	6.250%	4/1/2029	20,930	21,375
[3]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	4.125%	4/30/2028	29,341	27,757
[3]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	6.750%	5/15/2034	5,238	4,936
[3]	Radiology Partners Inc.	8.500%	7/15/2032	13,070	13,206
[3,4]	Rossini Sarl	6.750%	12/31/2029	28,280	34,023
[4]	Rossini Sarl	6.750%	12/31/2029	3,500	4,211
[3]	Star Parent Inc.	9.000%	10/1/2030	73,017	76,851
[3]	Surgery Center Holdings Inc.	7.250%	4/15/2032	19,576	20,142
[3]	Teleflex Inc.	4.250%	6/1/2028	34,312	33,258
	Tenet Healthcare Corp.	5.125%	11/1/2027	4,670	4,653
	Tenet Healthcare Corp.	4.625%	6/15/2028	19,080	18,757
	Tenet Healthcare Corp.	6.125%	10/1/2028	27,563	27,566
	Tenet Healthcare Corp.	4.250%	6/1/2029	10,405	10,038
	Tenet Healthcare Corp.	4.375%	1/15/2030	27,970	26,903
	Tenet Healthcare Corp.	6.125%	6/15/2030	56,250	56,775
	Tenet Healthcare Corp.	6.750%	5/15/2031	50,445	51,912
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/2026	24,276	23,765
	Teva Pharmaceutical Finance Netherlands III BV	4.750%	5/9/2027	5,358	5,318
	Teva Pharmaceutical Finance Netherlands III BV	6.750%	3/1/2028	30,510	31,565
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/2029	10,582	10,573
	Teva Pharmaceutical Finance Netherlands III BV	7.875%	9/15/2029	5,480	5,963
	Teva Pharmaceutical Finance Netherlands III BV	8.125%	9/15/2031	5,725	6,481
	Teva Pharmaceutical Finance Netherlands III BV	6.000%	12/1/2032	34,735	35,420
	Teva Pharmaceutical Finance Netherlands III BV	4.100%	10/1/2046	12,560	8,921
	Teva Pharmaceutical Finance Netherlands IV BV	5.750%	12/1/2030	8,000	8,118
					1,845,867
Industrials (7.5%)
[3]	Air Canada	3.875%	8/15/2026	50,323	49,818
[3]	Allied Universal Holdco LLC	7.875%	2/15/2031	31,200	32,721
[3]	Allied Universal Holdco LLC / Allied Universal Finance Corp.	6.875%	6/15/2030	53,710	55,029
[3]	Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 Sarl	4.625%	6/1/2028	1,785	1,732
[3]	Allison Transmission Inc.	4.750%	10/1/2027	1,940	1,921
[3]	Allison Transmission Inc.	5.875%	6/1/2029	2,340	2,349
[3]	Allison Transmission Inc.	3.750%	1/30/2031	1,461	1,333
[3]	American Airlines Inc.	7.250%	2/15/2028	10,312	10,519
[3]	American Airlines Inc.	8.500%	5/15/2029	22,641	23,660
[3]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.500%	4/20/2026	6,243	6,236
[3]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.750%	4/20/2029	56,224	56,202
[3]	Aramark Services Inc.	5.000%	2/1/2028	37,167	36,805
[3]	Arcosa Inc.	6.875%	8/15/2032	5,592	5,782
[3]	Axon Enterprise Inc.	6.125%	3/15/2030	2,008	2,055
[3]	Axon Enterprise Inc.	6.250%	3/15/2033	6,190	6,348
[3]	Bombardier Inc.	8.750%	11/15/2030	11,350	12,226
[3]	Bombardier Inc.	7.250%	7/1/2031	11,740	12,258
10

High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Bombardier Inc.	7.000%	6/1/2032	8,925	9,237
[3]	Bombardier Inc.	6.750%	6/15/2033	3,145	3,248
[3]	BWX Technologies Inc.	4.125%	6/30/2028	29,351	28,408
[3]	BWX Technologies Inc.	4.125%	4/15/2029	48,969	47,017
[3]	Chart Industries Inc.	7.500%	1/1/2030	6,290	6,589
[3]	Chart Industries Inc.	9.500%	1/1/2031	8,690	9,297
[3]	Clean Harbors Inc.	4.875%	7/15/2027	48,605	48,201
[3]	Clean Harbors Inc.	5.125%	7/15/2029	25,851	25,400
[3]	Clean Harbors Inc.	6.375%	2/1/2031	20,716	21,139
[3]	EMRLD Borrower LP / Emerald Co-Issuer Inc.	6.625%	12/15/2030	98,955	100,956
[3]	EMRLD Borrower LP / Emerald Co-Issuer Inc.	6.750%	7/15/2031	13,110	13,510
[3]	Enpro Inc.	6.125%	6/1/2033	7,520	7,612
[3]	First Student Bidco Inc. / First Transit Parent Inc.	4.000%	7/31/2029	92,901	87,685
[3]	Garda World Security Corp.	4.625%	2/15/2027	2,211	2,189
[3]	Garda World Security Corp.	7.750%	2/15/2028	8,230	8,474
[3]	Garda World Security Corp.	8.250%	8/1/2032	21,672	22,347
[3]	Gates Corp.	6.875%	7/1/2029	11,118	11,451
[3]	Genesee & Wyoming Inc.	6.250%	4/15/2032	17,975	18,190
[3]	Goat Holdco LLC	6.750%	2/1/2032	46,040	46,593
[3]	Herc Holdings Inc.	5.500%	7/15/2027	51,222	51,014
[3]	Herc Holdings Inc.	6.625%	6/15/2029	8,785	8,996
[3]	Herc Holdings Inc.	7.000%	6/15/2030	6,875	7,099
[3]	Herc Holdings Inc.	7.250%	6/15/2033	26,055	26,998
[3]	JetBlue Airways Corp. / JetBlue Loyalty LP	9.875%	9/20/2031	92,091	89,066
[3]	Mueller Water Products Inc.	4.000%	6/15/2029	2,375	2,270
[3,4]	Q-Park Holding I BV	2.000%	3/1/2027	10,440	11,717
[3,4]	Q-Park Holding I BV	5.125%	3/1/2029	19,705	23,268
[3]	Raven Acquisition Holdings LLC	6.875%	11/15/2031	28,255	28,538
[3]	Reworld Holding Corp.	4.875%	12/1/2029	46,985	44,811
[3]	Roller Bearing Co. of America Inc.	4.375%	10/15/2029	9,610	9,252
	Spirit AeroSystems Inc.	3.850%	6/15/2026	1,960	1,931
[3]	Spirit AeroSystems Inc.	9.375%	11/30/2029	44,951	47,543
[3]	Spirit AeroSystems Inc.	9.750%	11/15/2030	37,775	41,606
[3]	Stonepeak Nile Parent LLC	7.250%	3/15/2032	2,430	2,551
[3]	Terex Corp.	6.250%	10/15/2032	6,544	6,554
[3,4]	TK Elevator Midco GmbH	4.375%	7/15/2027	23,199	26,463
[3]	TK Elevator US Newco Inc.	5.250%	7/15/2027	35,331	35,201
[3]	TopBuild Corp.	3.625%	3/15/2029	1,940	1,830
[3]	TopBuild Corp.	4.125%	2/15/2032	6,605	6,087
[3]	TransDigm Inc.	6.750%	8/15/2028	84,776	86,511
	TransDigm Inc.	4.625%	1/15/2029	7,010	6,853
[3]	TransDigm Inc.	6.375%	3/1/2029	80,213	82,109
[3]	TransDigm Inc.	6.875%	12/15/2030	13,075	13,550
[3]	TransDigm Inc.	7.125%	12/1/2031	28,085	29,251
[3]	TransDigm Inc.	6.625%	3/1/2032	18,481	19,010
[3]	TransDigm Inc.	6.000%	1/15/2033	13,560	13,635
[3]	TransDigm Inc.	6.375%	5/31/2033	34,453	34,666
[3]	United Airlines Inc.	4.375%	4/15/2026	27,710	27,542
[3]	United Airlines Inc.	4.625%	4/15/2029	34,594	33,764
	United Rentals North America Inc.	5.500%	5/15/2027	14,541	14,541
	United Rentals North America Inc.	4.875%	1/15/2028	58,416	58,060
	United Rentals North America Inc.	4.000%	7/15/2030	27,117	25,674
	United Rentals North America Inc.	3.875%	2/15/2031	16,500	15,399
[3]	Waste Pro USA Inc.	7.000%	2/1/2033	2,473	2,567
[3]	WESCO Distribution Inc.	6.375%	3/15/2029	22,560	23,133
[3]	WESCO Distribution Inc.	6.625%	3/15/2032	18,045	18,617
[3]	WESCO Distribution Inc.	6.375%	3/15/2033	9,535	9,762
[3]	Williams Scotsman Inc.	4.625%	8/15/2028	15,360	15,105
[3]	Williams Scotsman Inc.	6.625%	6/15/2029	16,495	16,918
[3]	Williams Scotsman Inc.	7.375%	10/1/2031	15,800	16,485
					1,870,484
Materials (9.9%)
[3]	Advanced Drainage Systems Inc.	5.000%	9/30/2027	2,435	2,409
[3]	Advanced Drainage Systems Inc.	6.375%	6/15/2030	18,336	18,597
[3]	Alumina Pty Ltd.	6.125%	3/15/2030	3,495	3,535
[3]	Alumina Pty Ltd.	6.375%	9/15/2032	16,815	17,034
[3,5]	AmeriTex HoldCo Intermediate LLC	7.625%	8/15/2033	3,585	3,646
[3]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	6.000%	6/15/2027	1,893	1,895
[3]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	3.250%	9/1/2028	26,400	24,889
11

High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	4.000%	9/1/2029	52,171	47,509
[3]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	4.125%	8/15/2026	38,325	37,852
[3]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	8/15/2027	17,208	8,562
[3]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	8/15/2027	48,672	24,098
	ATI Inc.	7.250%	8/15/2030	30,100	31,470
[3]	Avient Corp.	7.125%	8/1/2030	47,805	49,023
[3]	Avient Corp.	6.250%	11/1/2031	6,020	6,041
[3]	Axalta Coating Systems Dutch Holding B BV	7.250%	2/15/2031	20,930	21,755
[3]	Axalta Coating Systems LLC	3.375%	2/15/2029	54,484	51,042
	Ball Corp.	6.875%	3/15/2028	22,160	22,625
	Ball Corp.	6.000%	6/15/2029	11,620	11,828
	Ball Corp.	2.875%	8/15/2030	14,035	12,611
[3]	Big River Steel LLC / BRS Finance Corp.	6.625%	1/31/2029	22,093	22,084
[3]	Canpack SA / Canpack US LLC	3.125%	11/1/2025	8,385	8,309
[3]	Canpack SA / Canpack US LLC	3.875%	11/15/2029	12,200	11,400
	Celanese US Holdings LLC	6.500%	4/15/2030	29,835	30,187
	Celanese US Holdings LLC	6.750%	4/15/2033	44,535	44,934
	Chemours Co.	5.375%	5/15/2027	27,490	26,916
[3]	Chemours Co.	5.750%	11/15/2028	32,835	30,403
[3]	Chemours Co.	4.625%	11/15/2029	38,721	32,812
[3]	Chemours Co.	8.000%	1/15/2033	32,655	30,381
[3]	Cleveland-Cliffs Inc.	6.875%	11/1/2029	30,440	30,451
[3]	Cleveland-Cliffs Inc.	6.750%	4/15/2030	2,910	2,893
[3]	Cleveland-Cliffs Inc.	7.500%	9/15/2031	38,198	38,181
[3]	Cleveland-Cliffs Inc.	7.375%	5/1/2033	35,321	34,445
[3]	Clydesdale Acquisition Holdings Inc.	6.625%	4/15/2029	27,900	28,228
[3]	Clydesdale Acquisition Holdings Inc.	6.875%	1/15/2030	26,170	26,766
[3]	Clydesdale Acquisition Holdings Inc.	8.750%	4/15/2030	25,560	26,072
[3]	Clydesdale Acquisition Holdings Inc.	6.750%	4/15/2032	54,910	56,215
	Commercial Metals Co.	4.125%	1/15/2030	8,740	8,299
	Commercial Metals Co.	4.375%	3/15/2032	19,045	17,628
[3]	Constellium SE	5.625%	6/15/2028	15,529	15,399
[3]	Constellium SE	3.750%	4/15/2029	36,000	33,794
[3,4]	Constellium SE	5.375%	8/15/2032	14,925	17,567
[3]	Constellium SE	6.375%	8/15/2032	7,320	7,415
[3]	Crown Americas LLC	5.875%	6/1/2033	15,085	15,124
[3]	Element Solutions Inc.	3.875%	9/1/2028	33,948	32,699
[3]	First Quantum Minerals Ltd.	9.375%	3/1/2029	9,297	9,855
[3]	First Quantum Minerals Ltd.	8.625%	6/1/2031	7,665	7,980
[3]	First Quantum Minerals Ltd.	8.000%	3/1/2033	12,678	13,103
	FMC Corp.	5.650%	5/18/2033	7,560	7,441
	FMC Corp.	8.450%	11/1/2055	12,090	12,498
[3]	FMG Resources August 2006 Pty Ltd.	5.875%	4/15/2030	21,375	21,645
[3]	FMG Resources August 2006 Pty Ltd.	4.375%	4/1/2031	33,653	31,559
[3]	FMG Resources August 2006 Pty Ltd.	6.125%	4/15/2032	21,227	21,657
[3]	Graphic Packaging International LLC	4.750%	7/15/2027	7,870	7,749
[3]	Graphic Packaging International LLC	3.500%	3/15/2028	71,362	68,244
[3]	Graphic Packaging International LLC	3.500%	3/1/2029	10,705	10,060
[3]	Graphic Packaging International LLC	3.750%	2/1/2030	15,803	14,766
[3]	Graphic Packaging International LLC	6.375%	7/15/2032	15,735	15,929
[3]	Hudbay Minerals Inc.	6.125%	4/1/2029	30,156	30,324
[3,5]	Inversion Escrow Issuer LLC	6.750%	8/1/2032	51,273	50,648
[3]	JH North America Holdings Inc.	5.875%	1/31/2031	9,360	9,401
[3]	JH North America Holdings Inc.	6.125%	7/31/2032	22,865	23,124
[3]	Kaiser Aluminum Corp.	4.625%	3/1/2028	19,123	18,675
[3]	Magnera Corp.	7.250%	11/15/2031	21,414	20,186
[3]	NOVA Chemicals Corp.	5.250%	6/1/2027	33,179	33,041
[3]	NOVA Chemicals Corp.	8.500%	11/15/2028	12,935	13,585
[3]	NOVA Chemicals Corp.	4.250%	5/15/2029	7,480	7,145
[3]	NOVA Chemicals Corp.	9.000%	2/15/2030	28,364	30,532
[3]	NOVA Chemicals Corp.	7.000%	12/1/2031	15,770	16,493
[3]	Novelis Corp.	3.250%	11/15/2026	30,210	29,722
[3]	Novelis Corp.	4.750%	1/30/2030	37,053	35,499
[3]	Novelis Corp.	6.875%	1/30/2030	4,358	4,488
[3]	Novelis Corp.	3.875%	8/15/2031	45,452	40,821
[3]	Olin Corp.	6.625%	4/1/2033	8,893	8,659
[3]	Olympus Water US Holding Corp.	4.250%	10/1/2028	35,530	33,846
[3]	Olympus Water US Holding Corp.	9.750%	11/15/2028	61,095	64,076
[3]	Olympus Water US Holding Corp.	7.250%	6/15/2031	78,877	80,628
[3]	Owens-Brockway Glass Container Inc.	6.625%	5/13/2027	35,665	35,695
12

High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Owens-Brockway Glass Container Inc.	7.250%	5/15/2031	40,473	40,922
[3]	Owens-Brockway Glass Container Inc.	7.375%	6/1/2032	46,884	47,233
[3]	Quikrete Holdings Inc.	6.375%	3/1/2032	63,369	65,037
[3]	Quikrete Holdings Inc.	6.750%	3/1/2033	24,895	25,537
[3]	Sealed Air Corp.	4.000%	12/1/2027	6,025	5,851
[3]	Sealed Air Corp.	5.000%	4/15/2029	7,674	7,562
[3]	Sealed Air Corp.	6.875%	7/15/2033	3,745	3,999
[3]	Sealed Air Corp. / Sealed Air Corp. US	6.125%	2/1/2028	14,740	14,881
[3]	Sealed Air Corp. / Sealed Air Corp. US	7.250%	2/15/2031	9,415	9,785
[4]	Silgan Holdings Inc.	2.250%	6/1/2028	27,920	30,997
[3]	SNF Group SACA	3.125%	3/15/2027	21,539	20,781
[3]	SNF Group SACA	3.375%	3/15/2030	3,150	2,895
[3]	Standard Building Solutions Inc.	6.500%	8/15/2032	8,920	9,110
[3]	Standard Industries Inc.	5.000%	2/15/2027	16,605	16,605
[3]	Standard Industries Inc.	4.750%	1/15/2028	29,839	29,474
[3]	Standard Industries Inc.	4.375%	7/15/2030	47,700	45,163
[3]	Standard Industries Inc.	3.375%	1/15/2031	48,750	43,564
[3,4]	Trivium Packaging Finance BV	6.625%	7/15/2030	11,385	13,527
[3]	Trivium Packaging Finance BV	8.250%	7/15/2030	30,725	32,371
[3]	Trivium Packaging Finance BV	12.250%	1/15/2031	16,295	17,092
[3]	Tronox Inc.	4.625%	3/15/2029	71,470	55,432
[3]	Windsor Holdings III LLC	8.500%	6/15/2030	34,375	36,496
[3]	WR Grace Holdings LLC	5.625%	8/15/2029	18,763	17,317
[3]	WR Grace Holdings LLC	7.375%	3/1/2031	13,718	14,151
					2,459,879
Real Estate (1.9%)
	Brandywine Operating Partnership LP	3.950%	11/15/2027	3,632	3,502
	Brandywine Operating Partnership LP	8.300%	3/15/2028	3,160	3,364
	Brandywine Operating Partnership LP	8.875%	4/12/2029	29,380	31,557
	Brandywine Operating Partnership LP	4.550%	10/1/2029	8,950	8,410
[3]	Cushman & Wakefield US Borrower LLC	8.875%	9/1/2031	17,630	18,899
	Hudson Pacific Properties LP	3.950%	11/1/2027	8,206	7,762
	Hudson Pacific Properties LP	5.950%	2/15/2028	27,690	26,524
	Hudson Pacific Properties LP	4.650%	4/1/2029	15,925	13,883
	Hudson Pacific Properties LP	3.250%	1/15/2030	11,250	9,005
[3]	Iron Mountain Inc.	4.875%	9/15/2027	36,420	36,149
[3]	Iron Mountain Inc.	7.000%	2/15/2029	33,400	34,329
[3]	Iron Mountain Inc.	4.875%	9/15/2029	58,006	56,730
[3]	Iron Mountain Inc.	5.250%	7/15/2030	31,100	30,567
[3]	Iron Mountain Inc.	4.500%	2/15/2031	11,180	10,576
[3]	Iron Mountain Inc.	5.625%	7/15/2032	14,575	14,377
[3]	Iron Mountain Inc.	6.250%	1/15/2033	9,010	9,161
[3]	Iron Mountain Information Management Services Inc.	5.000%	7/15/2032	429	410
	MPT Operating Partnership LP / MPT Finance Corp.	4.625%	8/1/2029	4,600	3,497
	MPT Operating Partnership LP / MPT Finance Corp.	3.500%	3/15/2031	19,245	13,148
[3,4]	MPT Operating Partnership LP / MPT Finance Corp.	7.000%	2/15/2032	4,860	5,687
[3]	MPT Operating Partnership LP / MPT Finance Corp.	8.500%	2/15/2032	40,155	41,771
[3]	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer	7.000%	2/1/2030	11,388	11,670
[3]	Pebblebrook Hotel LP / PEB Finance Corp.	6.375%	10/15/2029	3,995	3,998
[3]	RHP Hotel Properties LP / RHP Finance Corp.	6.500%	4/1/2032	10,325	10,548
[3]	RHP Hotel Properties LP / RHP Finance Corp.	6.500%	6/15/2033	3,365	3,446
	SBA Communications Corp.	3.875%	2/15/2027	11,065	10,868
	SBA Communications Corp.	3.125%	2/1/2029	10,805	10,071
	Service Properties Trust	5.500%	12/15/2027	9,400	9,265
	Service Properties Trust	8.375%	6/15/2029	23,253	24,149
[3]	XHR LP	4.875%	6/1/2029	5,760	5,566
[3]	XHR LP	6.625%	5/15/2030	6,175	6,278
					475,167
Technology (6.3%)
[3]	Amentum Holdings Inc.	7.250%	8/1/2032	44,175	45,703
[3]	AthenaHealth Group Inc.	6.500%	2/15/2030	83,325	81,918
[3]	CACI International Inc.	6.375%	6/15/2033	25,540	26,143
	CDW LLC / CDW Finance Corp.	4.250%	4/1/2028	7,624	7,549
	CDW LLC / CDW Finance Corp.	3.250%	2/15/2029	6,434	6,101
[3]	Central Parent Inc. / CDK Global Inc.	7.250%	6/15/2029	4,685	3,861
[3]	Central Parent LLC / CDK Global II LLC / CDK Financing Co. Inc.	8.000%	6/15/2029	18,459	15,658
[3]	Cloud Software Group Inc.	6.500%	3/31/2029	74,431	75,174
[3]	Cloud Software Group Inc.	9.000%	9/30/2029	36,725	38,006
[3]	Cloud Software Group Inc.	8.250%	6/30/2032	85,656	91,228
13

High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Coherent Corp.	5.000%	12/15/2029	51,415	50,308
	Cotiviti Corp.	7.625%	5/1/2031	7,752	7,800
[3]	Diebold Nixdorf Inc.	7.750%	3/31/2030	5,770	6,116
[3]	Ellucian Holdings Inc.	6.500%	12/1/2029	11,875	12,042
[3]	Entegris Inc.	4.375%	4/15/2028	52,005	50,626
[3]	Entegris Inc.	4.750%	4/15/2029	39,230	38,420
[3]	Entegris Inc.	3.625%	5/1/2029	15,061	14,127
[3]	Entegris Inc.	5.950%	6/15/2030	8,995	9,073
[3]	Fortress Intermediate 3 Inc.	7.500%	6/1/2031	43,225	45,339
[3]	Gen Digital Inc.	6.250%	4/1/2033	9,380	9,564
[3]	Imola Merger Corp.	4.750%	5/15/2029	174,057	168,756
[3]	Kioxia Holdings Corp.	6.250%	7/24/2030	7,185	7,160
[3]	Kioxia Holdings Corp.	6.625%	7/24/2033	6,768	6,710
[3]	McAfee Corp.	7.375%	2/15/2030	108,051	100,282
[3]	NCR Atleos Corp.	9.500%	4/1/2029	38,310	41,514
	Nokia of America Corp.	6.500%	1/15/2028	56,315	55,503
	Nokia of America Corp.	6.450%	3/15/2029	88,727	86,694
[3]	Open Text Corp.	3.875%	2/15/2028	55,222	53,201
[3]	Open Text Corp.	3.875%	12/1/2029	51,845	48,526
[3]	Open Text Holdings Inc.	4.125%	2/15/2030	50,385	47,156
[3]	Open Text Holdings Inc.	4.125%	12/1/2031	16,355	14,893
[3]	Rocket Software Inc.	9.000%	11/28/2028	53,930	55,651
[3]	Rocket Software Inc.	6.500%	2/15/2029	23,197	22,548
[3]	SS&C Technologies Inc.	5.500%	9/30/2027	102,216	102,221
[3]	UKG Inc.	6.875%	2/1/2031	93,845	96,441
	Western Digital Corp.	4.750%	2/15/2026	6,515	6,500
	Western Digital Corp.	2.850%	2/1/2029	3,105	2,889
	X Corp.	9.500%	10/29/2029	22,520	21,816
					1,573,217
Utilities (1.8%)
	AmeriGas Partners LP / AmeriGas Finance Corp.	5.750%	5/20/2027	17,666	17,562
[3]	Calpine Corp.	4.500%	2/15/2028	25,100	24,826
[3]	Calpine Corp.	4.625%	2/1/2029	5,919	5,818
[3]	Clearway Energy Operating LLC	4.750%	3/15/2028	30,596	30,064
[3]	Clearway Energy Operating LLC	3.750%	2/15/2031	96,560	88,076
[3]	Clearway Energy Operating LLC	3.750%	1/15/2032	15,926	14,149
	Edison International	8.125%	6/15/2053	13,050	12,893
	Edison International	7.875%	6/15/2054	13,250	12,739
	FirstEnergy Corp.	3.900%	7/15/2027	828	818
[3]	NRG Energy Inc.	5.750%	7/15/2029	7,575	7,564
[3]	NRG Energy Inc.	6.250%	11/1/2034	10,595	10,736
[3]	Pattern Energy Operations LP / Pattern Energy Operations Inc.	4.500%	8/15/2028	4,535	4,394
[3]	Suburban Propane Partners LP / Suburban Energy Finance Corp.	5.000%	6/1/2031	12,970	12,183
[3]	TerraForm Power Operating LLC	5.000%	1/31/2028	3,322	3,273
[3]	TerraForm Power Operating LLC	4.750%	1/15/2030	4,140	3,971
[3]	Vistra Operations Co. LLC	5.625%	2/15/2027	20,315	20,290
[3]	Vistra Operations Co. LLC	4.375%	5/1/2029	13,564	13,145
[3]	Vistra Operations Co. LLC	7.750%	10/15/2031	20,767	21,983
[3]	Vistra Operations Co. LLC	6.875%	4/15/2032	9,005	9,358
[3]	XPLR Infrastructure Operating Partners LP	3.875%	10/15/2026	42,125	41,131
[3]	XPLR Infrastructure Operating Partners LP	4.500%	9/15/2027	5,260	5,103
[3]	XPLR Infrastructure Operating Partners LP	7.250%	1/15/2029	52,100	53,178
[3]	XPLR Infrastructure Operating Partners LP	8.375%	1/15/2031	24,610	25,816
[3]	XPLR Infrastructure Operating Partners LP	8.625%	3/15/2033	18,235	19,307
					458,377
Total Corporate Bonds (Cost $21,592,374)					21,744,300
Floating Rate Loan Interests (3.6%)
[6]	Amentum Government Services Holdings LLC Term Loan B, TSFR1M + 2.250%	6.606%	9/29/2031	13,891	13,804
[6]	American Airlines Inc. Term Loan B, TSFR3M + 3.250%	7.575%	5/28/2032	8,324	8,368
[6]	American Airlines Inc. Term Loan, TSFR3M + 2.250%	6.575%	4/20/2028	19,695	19,636
[6]	Asurion LLC Term Loan B-11, TSFR1M + 4.250%	8.706%	8/19/2028	15,939	15,786
[6]	Asurion LLC Term Loan B-12, TSFR1M + 4.000%	8.606%	9/19/2030	3,851	3,784
[6]	Asurion LLC Term Loan B-13, TSFR1M + 4.250%	8.606%	9/19/2030	11,605	11,354
[6]	Asurion LLC Term Loan B-3, TSFR1M + 5.250%	9.721%	1/31/2028	3,880	3,722
[6]	Athenahealth Group Inc. Term Loan B, TSFR1M + 2.750%	7.106%	2/15/2029	29,847	29,788
[6]	Barnes Group Inc. Term Loan B, TSFR1M + 3.000%	7.356%	1/27/2032	10,653	10,661
[6]	Bausch & Lomb Corp. Term Loan B, TSFR1M + 4.250%	8.606%	1/15/2031	41,910	42,049
[6,7]	Beach Acquisition Bidco LLC	—%	6/25/2032	12,275	12,347
14

High-Yield Corporate Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Belron Finance 2019 LLC Term Loan B, TSFR3M + 2.750%	7.049%	10/16/2031	36,216	36,295
[6]	Boost Newco Borrower LLC Term Loan B, TSFR3M + 2.000%	6.296%	1/31/2031	12,597	12,601
[6,7]	Boots Group Finco LP	—%	7/16/2032	12,805	12,773
[6]	Brown Group Holding LLC Term Loan B, TSFR1M + 2.500%	6.856%	7/1/2031	20,294	20,305
[6]	Central Parent Inc. Term Loan B, TSFR3M + 3.250%	7.546%	7/6/2029	9,399	7,637
[6]	Chemours Co. Term Loan B, TSFR1M + 3.000%	7.356%	8/18/2028	3,290	3,274
[6]	Clarios Global LP Term Loan B, TSFR1M + 2.750%	7.106%	1/28/2032	41,415	41,433
[6]	Cotiviti Corp. Term Loan, TSFR1M + 2.750%	7.079%	3/26/2032	13,355	13,322
[6]	Cushman & Wakefield US Borrower LLC Term Loan B-3, TSFR1M + 2.750%	7.101%	1/31/2030	12,967	12,999
[6]	DirecTV Financing LLC Term Loan, TSFR3M + 5.000%	9.570%	8/2/2027	248	249
[6]	Dun & Bradstreet Corp. Term Loan, TSFR1M + 2.250%	6.603%	1/18/2029	21,152	21,143
[6]	Endo Luxembourg Finance Co. I Sarl Term Loan, TSFR1M + 4.000%	8.356%	4/23/2031	34,679	34,766
[6]	Fortress Intermediate 3 Inc. Term Loan B, TSFR1M + 3.000%	7.322%	6/27/2031	17,572	17,594
[6,7]	Froneri US Inc.	—%	7/16/2032	18,770	18,703
[6]	Frontier Communications Corp. Term Loan B, TSFR3M + 2.500%	6.792%	7/1/2031	5,565	5,551
[6,7]	Gryphon Debt Merger Sub Inc.	—%	6/18/2032	9,545	9,557
[6]	Hanesbrands Inc. Term Loan B, TSFR1M + 2.750%	7.106%	3/7/2032	5,656	5,663
[6]	Howden Group Holdings Ltd. Term Loan B, TSFR1M + 3.000%	7.356%	2/15/2031	26,273	26,278
[6]	HUB International Ltd. Term Loan B, TSFR3M + 2.500%	6.825%	6/20/2030	21,960	21,982
[6]	IRB Hodling Corp. Term Loan B, TSFR1M + 2.500%	6.856%	12/15/2027	44,058	44,033
[6]	JetBlue Airways Corp. Term Loan B, TSFR3M + 4.750%	9.069%	8/27/2029	26,351	24,713
[6]	LBM Acquisition LLC Term Loan B, TSFR1M + 3.750%	8.190%	6/6/2031	17,437	16,271
[6]	McAfee LLC Term Loan B, TSFR1M + 3.000%	7.327%	3/1/2029	35,501	34,036
[6]	Medline Borrower LP Term Loan B, TSFR1M + 2.250%	6.606%	10/23/2028	44,782	44,781
[6]	NCR Atleos LLC Term Loan B, TSFR3M + 3.750%	8.058%	4/16/2029	5,589	5,628
[6]	NorthRiver Midstream Finance LP Term Loan B, TSFR3M + 2.250%	6.541%	8/16/2030	15,887	15,904
[6,7]	Olympus Water US Holding Corp.	—%	7/23/2032	6,540	6,514
[6]	Opal Bidco SAS Term Loan B, Prime Rate + 2.250%	9.750%	4/28/2032	13,530	13,581
[6,7]	Orion US Finco	—%	5/20/2032	4,215	4,234
[6]	Peraton Corp. Term Loan B, TSFR1M + 3.750%	8.206%	2/1/2028	24,633	21,886
[6]	Quikrete Holdings Inc. Term Loan B, TSFR1M + 2.250%	6.606%	2/10/2032	13,556	13,543
[6]	Sazerac Co. Inc. Term Loan B, TSFR3M + 2.500%	6.825%	7/9/2032	9,040	9,067
[6]	Sedgwick Claims Management Services Inc. Term Loan B, TSFR1M + 3.000%	7.358%	7/31/2031	23,018	23,038
[6]	Specialty Building Products Holdings LLC Term Loan B, TSFR1M + 3.750%	8.206%	10/15/2028	8,553	8,195
[6]	Star Parent Inc. Term Loan B, TSFR3M + 4.000%	8.296%	9/27/2030	32,585	32,218
[6]	TK Elevator Midco GmbH Term Loan B, TSFR3M + 3.000%	7.308%	4/30/2030	4,918	4,942
[6]	Trans Union LLC Term Loan B-9, TSFR1M + 1.750%	6.106%	6/24/2031	21,285	21,305
[6]	Truist Insurance Holdings LLC Term Loan B, TSFR3M + 2.750%	7.046%	5/6/2031	7,778	7,773
[6]	Truist Insurance Holdings LLC Term Loan, TSFR3M + 4.750%	9.046%	5/6/2032	24,486	24,976
[6]	Wand NewCo 3 Inc. Term Loan B, TSFR1M + 2.500%	6.856%	1/30/2031	23,797	23,750
Total Floating Rate Loan Interests (Cost $898,388)					893,812
				Shares
Temporary Cash Investments (3.4%)
Money Market Fund (0.7%)
[8]	Vanguard Market Liquidity Fund	4.367%		1,812,632	181,245
			Maturity Date	Face Amount ($000)
Repurchase Agreements (2.6%)
	Bank of America Securities, LLC (Dated 7/31/2025, Repurchase Value $18,302, collateralized by U.S. Government Agency Obligations 3.000%–6.500%, 4/1/2027–8/1/2054, with a value of $18,666)	4.370%	8/1/2025	18,300	18,300
	Bank of America Securities, LLC (Dated 7/31/2025, Repurchase Value $50,006, collateralized by U.S. Treasury Obligations 0.750%–4.625%, 8/15/2026–8/15/2052, with a value of $51,000)	4.370%	8/1/2025	50,000	50,000
	Bank of America Securities, LLC (Dated 7/31/2025, Repurchase Value $55,007, collateralized by U.S. Government Agency Obligations 6.500%, 8/1/2054, with a value of $56,100)	4.380%	8/1/2025	55,000	55,000
	Credit Agricole Securities (Dated 7/31/2025, Repurchase Value $115,414, collateralized by U.S. Treasury Obligations 3.625%, 3/31/2028, with a value of $117,708)	4.360%	8/1/2025	115,400	115,400
	JP Morgan Securities, LLC (Dated 7/31/2025, Repurchase Value $40,005, collateralized by U.S. Treasury Obligations 0.000%–6.000%, 10/14/2025–2/15/2026, with a value of $40,800)	4.360%	8/1/2025	40,000	40,000
15

High-Yield Corporate Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Nomura International plc (Dated 7/31/2025, Repurchase Value $84,210, collateralized by U.S. Treasury Obligations 2.000%, 1/15/2026, with a value of $85,884)	4.360%	8/1/2025	84,200	84,200
Nomura International plc (Dated 7/31/2025, Repurchase Value $110,013, collateralized by U.S. Treasury Obligations 0.625%–3.875%, 7/31/2026–8/31/2031, with a value of $112,200)	4.360%	8/1/2025	110,000	110,000
RBC Capital Markets LLC (Dated 7/31/2025, Repurchase Value $113,214, collateralized by U.S. Treasury Obligations 0.000%–6.875%, 8/15/2025–11/15/2048, with a value of $115,464)	4.370%	8/1/2025	113,200	113,200
TD Securities (USA) LLC (Dated 7/31/2025, Repurchase Value $71,709, collateralized by U.S. Government Agency Obligations 4.000%–6.500%, 10/1/2048–7/1/2055, with a value of $73,134)	4.380%	8/1/2025	71,700	71,700
				657,800
U.S. Government and Agency Obligations (0.1%)
United States Treasury Bill	4.075%–4.105%	7/9/2026	12,808	12,329
Total Temporary Cash Investments (Cost $851,378)				851,374
Total Investments (99.8%) (Cost $24,805,738)				24,955,271
Other Assets and Liabilities—Net (0.2%)				40,157
Net Assets (100%)				24,995,428
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $74,145 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $25,364 have been segregated as initial margin for open futures contracts.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2025, the aggregate value was $18,200,561, representing 72.8% of net assets.
4	Face amount denominated in euro.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2025.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Represents an unsettled loan as of July 31, 2025. The coupon rate is not known until the settlement date.
8	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
DAC—Designated Activity Company.
EURIBOR—Euro Interbank Offered Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2025	3,349	693,191	(1,117)
5-Year U.S. Treasury Note	September 2025	6,298	681,266	2,927
10-Year U.S. Treasury Note	September 2025	2,726	302,756	1,990
Long U.S. Treasury Bond	September 2025	503	57,436	1,375
Ultra 10-Year U.S. Treasury Note	September 2025	1,783	201,618	1,173
Ultra Long U.S. Treasury Bond	September 2025	116	13,608	410
				6,758
16

High-Yield Corporate Fund
Futures Contracts (continued)
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)

Short Futures Contracts
5-Year U.S. Treasury Note	September 2025	(1,241)	(134,241)	129
Euro-Bobl	September 2025	(1,337)	(178,929)	1,372
Euro-Schatz	September 2025	(1,263)	(154,295)	548
Long U.S. Treasury Bond	September 2025	(82)	(9,363)	(78)
Ultra Long U.S. Treasury Bond	September 2025	(9)	(1,056)	(1)
				1,970
				8,728

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
JPMorgan Chase Bank, N.A.	8/29/2025	EUR	21,600	USD	24,715	—	(17)
Toronto-Dominion Bank	8/29/2025	EUR	6,630	USD	7,660	—	(79)
UBS AG	8/29/2025	EUR	3,050	USD	3,555	—	(67)
JPMorgan Chase Bank, N.A.	8/29/2025	USD	970	CAD	1,325	12	—
Deutsche Bank AG	8/29/2025	USD	650,448	EUR	551,727	19,565	—
BNP Paribas	8/29/2025	USD	15,585	EUR	13,245	440	—
JPMorgan Chase Bank, N.A.	8/29/2025	USD	5,551	GBP	4,120	109	—
						20,126	(163)
CAD—Canadian dollar.
EUR—euro.
GBP—British pound.
USD—U.S. dollar.
At July 31, 2025, the counterparties had deposited in segregated accounts cash of $3,830 in connection with open forward currency contracts.
Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-HY-S44-V1	6/21/2030	USD	987,530	5.000	77,313	42,682
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
See accompanying Notes, which are an integral part of the Financial Statements.
17

High-Yield Corporate Fund
Statement of Assets and Liabilities
As of July 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $24,624,493)	24,774,026
Affiliated Issuers (Cost $181,245)	181,245
Total Investments in Securities	24,955,271
Investment in Vanguard	628
Foreign Currency, at Value (Cost $46,951)	46,814
Receivables for Investment Securities Sold	96,788
Receivables for Accrued Income	370,006
Receivables for Capital Shares Issued	15,116
Variation Margin Receivable—Futures Contracts	147
Unrealized Appreciation—Forward Currency Contracts	20,126
Total Assets	25,504,896
Liabilities
Due to Custodian	220
Payables for Investment Securities Purchased	438,612
Payables to Investment Advisor	1,280
Payables for Capital Shares Redeemed	42,187
Payables for Distributions	25,554
Payables to Vanguard	1,222
Unrealized Depreciation—Forward Currency Contracts	163
Variation Margin Payable—Centrally Cleared Swap Contracts	230
Total Liabilities	509,468
Net Assets	24,995,428
At July 31, 2025, net assets consisted of:

Paid-in Capital	27,074,533
Total Distributable Earnings (Loss)	(2,079,105)
Net Assets	24,995,428

Investor Shares—Net Assets
Applicable to 537,213,307 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,959,707
Net Asset Value Per Share—Investor Shares	$5.51

Admiral™ Shares—Net Assets
Applicable to 3,999,680,254 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	22,035,721
Net Asset Value Per Share—Admiral Shares	$5.51

See accompanying Notes, which are an integral part of the Financial Statements.
18

High-Yield Corporate Fund
Statement of Operations

Six Months Ended July 31, 2025
($000)
Investment Income
Income
Interest[1]	773,185
Total Income	773,185
Expenses
Investment Advisory Fees—Note B	3,253
The Vanguard Group—Note C
Management and Administrative—Investor Shares	2,789
Management and Administrative—Admiral Shares	9,302
Marketing and Distribution—Investor Shares	68
Marketing and Distribution—Admiral Shares	572
Custodian Fees	104
Shareholders’ Reports and Proxy Fees—Investor Shares	8
Shareholders’ Reports and Proxy Fees—Admiral Shares	151
Trustees’ Fees and Expenses	7
Other Expenses	8
Total Expenses	16,262
Net Investment Income	756,923
Realized Net Gain (Loss)
Investment Securities Sold[1]	(29,176)
Futures Contracts	4,873
Swap Contracts	(15,570)
Forward Currency Contracts	(71,706)
Foreign Currencies	1,955
Realized Net Gain (Loss)	(109,624)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	285,570
Floating Rate Loan Commitments	(8)
Futures Contracts	10,975
Swap Contracts	27,783
Forward Currency Contracts	16,024
Foreign Currencies	19
Change in Unrealized Appreciation (Depreciation)	340,363
Net Increase (Decrease) in Net Assets Resulting from Operations	987,662
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $4,358, $10, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
19

High-Yield Corporate Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2025	Year Ended January 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	756,923	1,455,763
Realized Net Gain (Loss)	(109,624)	(59,357)
Change in Unrealized Appreciation (Depreciation)	340,363	466,880
Net Increase (Decrease) in Net Assets Resulting from Operations	987,662	1,863,286
Distributions
Investor Shares	(94,057)	(185,046)
Admiral Shares	(692,634)	(1,324,879)
Total Distributions	(786,691)	(1,509,925)
Capital Share Transactions
Investor Shares	(139,104)	(33,296)
Admiral Shares	41,293	938,809
Net Increase (Decrease) from Capital Share Transactions	(97,811)	905,513
Total Increase (Decrease)	103,160	1,258,874
Net Assets
Beginning of Period	24,892,268	23,633,394
End of Period	24,995,428	24,892,268

See accompanying Notes, which are an integral part of the Financial Statements.
20

High-Yield Corporate Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2025	Year Ended January 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$5.46	$5.38	$5.30	$5.77	$5.96	$5.94
Investment Operations
Net Investment Income[1]	.165	.319	.299	.261	.238	.259
Net Realized and Unrealized Gain (Loss) on Investments	.057	.092	.092	(.462)	(.185)	.034
Total from Investment Operations	.222	.411	.391	(.201)	.053	.293
Distributions
Dividends from Net Investment Income	(.172)	(.331)	(.311)	(.269)	(.243)	(.273)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.172)	(.331)	(.311)	(.269)	(.243)	(.273)
Net Asset Value, End of Period	$5.51	$5.46	$5.38	$5.30	$5.77	$5.96
Total Return[2]	4.13%	7.87%	7.71%	-3.37%	0.84%	5.22%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,960	$3,076	$3,068	$3,041	$3,612	$3,877
Ratio of Total Expenses to Average Net Assets	0.22%	0.22%[3]	0.22%[3]	0.23%[3]	0.23%	0.23%
Ratio of Net Investment Income to Average Net Assets	6.11%	5.90%	5.73%	4.90%	4.00%	4.51%
Portfolio Turnover Rate	24%	37%	36%	36%	31%	38%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.22%, 0.22%, and 0.23%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
21

High-Yield Corporate Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2025	Year Ended January 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$5.46	$5.38	$5.30	$5.77	$5.96	$5.94
Investment Operations
Net Investment Income[1]	.168	.325	.304	.266	.244	.265
Net Realized and Unrealized Gain (Loss) on Investments	.056	.092	.092	(.462)	(.185)	.033
Total from Investment Operations	.224	.417	.396	(.196)	.059	.298
Distributions
Dividends from Net Investment Income	(.174)	(.337)	(.316)	(.274)	(.249)	(.278)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.174)	(.337)	(.316)	(.274)	(.249)	(.278)
Net Asset Value, End of Period	$5.51	$5.46	$5.38	$5.30	$5.77	$5.96
Total Return[2]	4.18%	7.98%	7.82%	-3.27%	0.94%	5.32%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$22,036	$21,816	$20,565	$20,573	$25,011	$24,798
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%[3]	0.12%[3]	0.13%[3]	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	6.21%	6.00%	5.83%	5.00%	4.10%	4.60%
Portfolio Turnover Rate	24%	37%	36%	36%	31%	38%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.12%, 0.12%, and 0.13%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
22

High-Yield Corporate Fund
Notes to Financial Statements
Vanguard High-Yield Corporate Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
4. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
5. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended July 31, 2025, the fund’s average investments in long and short futures contracts represented 8% and 2% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
6. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability
23

High-Yield Corporate Fund
position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended July 31, 2025, the fund’s average investment in forward currency contracts represented 3% of net assets, based on the average of the notional amounts at each quarter-end during the period.
7. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the six months ended July 31, 2025, the fund’s average amounts of investments in credit protection sold and credit protection purchased represented 4% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
8. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
9. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
10. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may
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High-Yield Corporate Fund
be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
11. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	Wellington Management Company LLP provides investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor.
Vanguard provides investment advisory services to a portion of the fund as described below; the fund paid Vanguard advisory fees of $693,000 for the six months ended July 31, 2025.
For the six months ended July 31, 2025, the aggregate investment advisory fee paid to all advisors represented an effective annual rate of 0.03% of the fund’s average net assets.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2025, the fund had contributed to Vanguard capital in the amount of $628,000, representing less than 0.01% of the fund’s net assets and 0.25% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
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High-Yield Corporate Fund
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	1,465,785	—	1,465,785
Corporate Bonds	—	21,744,300	—	21,744,300
Floating Rate Loan Interests	—	893,812	—	893,812
Temporary Cash Investments	181,245	670,129	—	851,374
Total	181,245	24,774,026	—	24,955,271
Derivative Financial Instruments
Assets
Futures Contracts[1]	9,924	—	—	9,924
Forward Currency Contracts	—	20,126	—	20,126
Swap Contracts	42,682[1]	—	—	42,682
Total	52,606	20,126	—	72,732
Liabilities
Futures Contracts[1]	(1,196)	—	—	(1,196)
Forward Currency Contracts	—	(163)	—	(163)
Total	(1,196)	(163)	—	(1,359)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	At July 31, 2025, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	9,924	—	—	9,924
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	—	—	42,682	42,682
Unrealized Appreciation—Forward Currency Contracts	—	20,126	—	20,126
Total Assets	9,924	20,126	42,682	72,732

Unrealized Depreciation—Futures Contracts[1]	(1,196)	—	—	(1,196)
Unrealized Depreciation—Forward Currency Contracts	—	(163)	—	(163)
Total Liabilities	(1,196)	(163)	—	(1,359)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended July 31, 2025, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	4,873	—	—	4,873
Swap Contracts	—	—	(15,570)	(15,570)
Forward Currency Contracts	—	(71,706)	—	(71,706)
Realized Net Gain (Loss) on Derivatives	4,873	(71,706)	(15,570)	(82,403)
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	10,975	—	—	10,975
Swap Contracts	—	—	27,783	27,783
Forward Currency Contracts	—	16,024	—	16,024
Change in Unrealized Appreciation (Depreciation) on Derivatives	10,975	16,024	27,783	54,782
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High-Yield Corporate Fund
F.	As of July 31, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	24,771,937
Gross Unrealized Appreciation	598,924
Gross Unrealized Depreciation	(344,217)
Net Unrealized Appreciation (Depreciation)	254,707
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2025, the fund had available capital losses totaling $2,200,172,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.	During the six months ended July 31, 2025, the fund purchased $4,470,536,000 of investment securities and sold $4,468,226,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $1,353,638,000 and $1,140,123,000, respectively.
H.	Capital share transactions for each class of shares were:

	Six Months Ended July 31, 2025		Year Ended January 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	256,082	46,956	563,497	103,861
Issued in Lieu of Cash Distributions	81,677	14,948	160,314	29,602
Redeemed	(476,863)	(87,807)	(757,107)	(140,035)
Net Increase (Decrease)—Investor Shares	(139,104)	(25,903)	(33,296)	(6,572)
Admiral Shares
Issued	1,793,283	329,184	3,925,517	725,616
Issued in Lieu of Cash Distributions	550,542	100,741	1,048,648	193,607
Redeemed	(2,302,532)	(424,183)	(4,035,356)	(744,378)
Net Increase (Decrease)—Admiral Shares	41,293	5,742	938,809	174,845
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.	Management has determined that no other events or transactions occurred through the date the financial statements were available to be issued, that would require recognition or disclosure in these financial statements.
Q292 092025
27

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

At a special meeting of shareholders on February 26, 2025, shareholders of Vanguard Fixed Income Securities Funds (the “Trust”) approved the following proposal:

Proposal 1—Elect Trustees for each fund.*

The individuals listed in the table below were elected as Trustees. All Trustees with the exception of Mr. Murphy; Ms. Patterson; Mr. Ramji; and Ms. Venneman, served as Trustees prior to the shareholder meeting. Each vote reported below represents one dollar of the total combined net asset value of the Trust’s shares held on the record date of November 26, 2024.

Trustee	Votes For	Votes Withheld	Abstained	Broker Non-Votes
Tara Bunch	119,093,169,533	1,699,670,283	N/A	N/A
Mark Loughridge	118,154,516,924	2,638,322,892	N/A	N/A
Scott C. Malpass	118,348,846,549	2,443,993,267	N/A	N/A
John Murphy	119,129,238,630	1,663,601,186	N/A	N/A
Lubos Pastor	119,134,416,493	1,658,423,324	N/A	N/A
Rebecca Patterson	119,181,684,057	1,611,155,759	N/A	N/A
André F. Perold	118,608,048,168	2,184,791,648	N/A	N/A
Salim Ramji	118,528,949,415	2,263,890,401	N/A	N/A
Sarah Bloom Raskin	118,006,284,371	2,786,555,445	N/A	N/A
Grant Reid	118,998,156,382	1,794,683,434	N/A	N/A
David Thomas	118,826,027,086	1,966,812,730	N/A	N/A
Barbara Venneman	119,157,700,216	1,635,139,600	N/A	N/A
Peter F. Volanakis	118,122,239,587	2,670,600,229	N/A	N/A

* Results are for all funds within the same Trust.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangements – U.S. Government Bond Funds

The board of trustees of Vanguard Short-Term Treasury Fund, Vanguard Intermediate-Term Treasury Fund, Vanguard Long-Term Treasury Fund, and Vanguard Short-Term Federal Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.

Nature, extent, and quality of services

The board reviewed the quality of each fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades and has advised the Short-Term Treasury, Intermediate-Term Treasury, Long-Term Treasury, and Short-Term Federal Funds since their inceptions. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.

Cost

The board concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the Short-Term Treasury, Intermediate-Term Treasury, Long-Term Treasury, and Short-Term Federal Funds’ arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Trustees Approve Advisory Arrangements – Corporate Bond Funds

The board of trustees of Vanguard Short-Term Investment-Grade Fund and Vanguard Intermediate-Term Investment-Grade Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board has also renewed Vanguard Long-Term Investment-Grade Fund’s investment advisory arrangements with Wellington Management Company LLP (Wellington Management) and Vanguard, through its Fixed Income Group. The board determined that renewing each fund’s advisory arrangements was in the best interests of the funds and their shareholders.

The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisors and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.

Nature, extent, and quality of services

The board reviewed the quality of each fund’s investment management services over both the short and long term and took into account the organizational depth and stability of each advisor. The board considered the following:

Wellington Management. Founded in 1928, Wellington Management is among the nation’s oldest and most respected institutional investment managers. The portfolio manager has the support of a deep and experienced team of investment-grade credit research analysts. The team conducts independent credit analysis on individual issuers in the universe of bonds considered for the fund. The portfolio manager draws upon the sector experience of these analysts and the broader fixed-income team at Wellington Management to manage the fund’s duration, sector, quality, and curve positioning. The firm has managed the Long-Term Investment-Grade Fund since its inception in 1973.

Vanguard. Vanguard has been managing investments for more than four decades and has advised the Short-Term Investment-Grade and Intermediate-Term Investment-Grade Funds since their inceptions, and a portion of the Long-Term Investment-Grade Fund since 2013. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The board considered the short- and long-term performance of each fund and advisor, as applicable, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.

Cost

The board concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory fee rate or expenses were also below the peer-group average.

The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee for the Long-Term Investment-Grade Fund because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations. The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the Long-Term Investment-Grade Fund shareholders benefit from economies of scale because of the breakpoints in the fund’s advisory fee schedule with Wellington Management. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.

The board also concluded that the Short-Term Investment-Grade, Intermediate-Term Investment-Grade, and Long-Term Investment-Grade Funds’ arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Trustees Approve Advisory Arrangement – Ultra-Short-Term Bond Fund

The board of trustees of Vanguard Ultra-Short-Term Bond Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the investment management services provided to the fund since its inception in 2015; it also took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the performance of the fund since its inception in 2015, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement – High-Yield Corporate Fund

The board of trustees of Vanguard High-Yield Corporate Fund has renewed the fund’s investment advisory arrangements with Wellington Management Company LLP (Wellington Management) and The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that renewing the fund’s advisory arrangements was in the best interests of the fund and its shareholders.

The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisors and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of each advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of each advisor. The board considered the following:

Wellington Management. Founded in 1928, Wellington Management is among the nation’s oldest and most respected institutional investment managers. The portfolio manager has the support of an experienced team of fixed income research analysts who conduct detailed credit analysis. The advisor focuses on higher-quality high-yield bonds, as it expects these higher-quality issues to offer a more favorable risk/reward tradeoff over the long term. The team’s credit analysis seeks to identify companies whose fundamentals are stable or improving and whose securities offer an attractive yield. The firm has managed the fund since its inception in 1978.

Vanguard. Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability and depth. Vanguard has managed a portion of the fund since 2022.

The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The board considered the short- and long-term performance of the fund and each advisor, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expense rate was also below the peer-group average.

The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations. The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of the breakpoints in the fund’s advisory fee schedule with Wellington Management. The breakpoints reduce the effective rate of the fee as the fund’s assets managed by Wellington Management increase.

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets managed by Vanguard increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: September 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: September 18, 2025

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: September 18, 2025

* By:	/s/ John E. Schadl

John E. Schadl, pursuant to a Power of Attorney filed on February 28, 2025 (see File Number 333-177613), Incorporated by Reference.